UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21944

First Trust Exchange-Traded Fund II
(Exact name of registrant as specified in charter)

120 East Liberty Drive, Suite 400 Wheaton, IL 60187
(Address of principal executive offices)

W. Scott Jardine, Esq. First Trust Portfolios L.P. 120 East Liberty Drive, Suite 400 Wheaton, IL 60187
(Name and address of agent for service)

Registrant’s telephone number, including area code: (630) 765-8000

Date of fiscal year end: September 30

Date of reporting period: March 31, 2021

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Report to Stockholders.

The registrant's semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

FIRST TRUST

First Trust Exchange-Traded Fund II
--------------------------------------------------------------------------------
         Book 1

First Trust STOXX(R) European Select Dividend Index Fund (FDD)
First Trust FTSE EPRA/NAREIT Developed Markets Real Estate Index Fund (FFR)
First Trust Dow Jones Global Select Dividend Index Fund (FGD)
First Trust Global Wind Energy ETF (FAN)
First Trust Global Engineering and Construction ETF (FLM)
First Trust NASDAQ(R) Clean Edge(R) Smart Grid Infrastructure Index Fund (GRID)
First Trust Indxx Global Natural Resources Income ETF (FTRI)
First Trust Indxx Global Agriculture ETF (FTAG)
First Trust BICK Index Fund (BICK)
First Trust Indxx NextG ETF (NXTG)
First Trust NASDAQ Global Auto Index Fund (CARZ)
First Trust Cloud Computing ETF (SKYY)
First Trust International Equity Opportunities ETF (FPXI)
First Trust Nasdaq Cybersecurity ETF (CIBR)

----------------------
  Semi-Annual Report
    March 31, 2021
----------------------


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TABLE OF CONTENTS
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                      FIRST TRUST EXCHANGE-TRADED FUND II
                               SEMI-ANNUAL REPORT
                                 MARCH 31, 2021


Shareholder Letter.......................................................................   2
Market Overview..........................................................................   3
Fund Performance Overview

Portfolio of Investments




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                  CAUTION REGARDING FORWARD-LOOKING STATEMENTS

This report contains certain forward-looking statements within the meaning of the Securities Act of 1933, as amended, and the Securities Exchange Act of 1934, as amended. Forward-looking statements include statements regarding the goals, beliefs, plans or current expectations of First Trust Advisors L.P. ("First
Trust" or the "Advisor") and its representatives, taking into account the information currently available to them. Forward-looking statements include all statements that do not relate solely to current or historical fact. For example, forward-looking statements include the use of words such as "anticipate,"
"estimate," "intend," "expect," "believe," "plan," "may," "should," "would" or other words that convey uncertainty of future events or outcomes.

Forward-looking statements involve known and unknown risks, uncertainties and other factors that may cause the actual results, performance or achievements of any series of First Trust Exchange-Traded Fund II (the "Trust") described in this report (each such series is referred to as a "Fund" and collectively, as the "Funds") to be materially different from any future results, performance or achievements expressed or implied by the forward-looking statements. When evaluating the information included in this report, you are cautioned not to place undue reliance on these forward-looking statements, which reflect the judgment of the Advisor and its representatives only as of the date hereof. We undertake no obligation to publicly revise or update these forward-looking statements to reflect events and circumstances that arise after the date hereof.

                        PERFORMANCE AND RISK DISCLOSURE

There is no assurance that any Fund described in this report will achieve its investment objective. Each Fund is subject to market risk, which is the possibility that the market values of securities owned by the Fund will decline and that the value of the Fund's shares may therefore be less than what you paid for them. Accordingly, you can lose money by investing in a Fund. See "Risk
Considerations" in the Additional Information section of this report for a discussion of certain other risks of investing in the Funds.

Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit
www.ftportfolios.com or speak with your financial advisor. Investment returns, net asset value and share price will fluctuate and Fund shares, when sold, may be worth more or less than their original cost.

The Advisor may also periodically provide additional information on Fund performance on each Fund's webpage at www.ftportfolios.com.

                            HOW TO READ THIS REPORT

This report contains information that may help you evaluate your investment. It includes details about each Fund and presents data and analysis that provide insight into each Fund's performance and investment approach.

By reading the market overview by Robert F. Carey, Chief Market Strategist of the Advisor, you may obtain an understanding of how the market environment affected the performance of each Fund. The statistical information that follows may help you understand each Fund's performance compared to that of relevant market benchmarks.

It is important to keep in mind that the opinions expressed by personnel of the
Advisor are just that: informed opinions. They should not be considered to be promises or advice. The opinions, like the statistics, cover the period through the date on the cover of this report. The material risks of investing in each
Fund are spelled out in its prospectus, statement of additional information, and other Fund regulatory filings.

                                                                          Page 1


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SHAREHOLDER LETTER
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                      FIRST TRUST EXCHANGE-TRADED FUND II
                  SEMI-ANNUAL LETTER FROM THE CHAIRMAN AND CEO
                                 MARCH 31, 2021

Dear Shareholders,

First Trust is pleased to provide you with the semi-annual report for certain series of the First Trust Exchange-Traded Fund II (the "Funds"), which contains detailed information about the Funds for the six months ended March 31, 2021.

A year ago my message to shareholders was largely fixated on the growing spread of the coronavirus ("COVID-19") pandemic and what government leaders at the federal and state levels were doing, and contemplating, to help mitigate the potential fallout from shutting down such a huge chunk of the U.S. economy. Six months ago, I was able to share some specifics, such as fast-tracking the development of one or more vaccines to treat the virus. I disclosed the plan from the Federal Reserve (the "Fed") to keep short-term interest rates artificially low for a multi-year period, if necessary, to bring down the nation's unemployment rate and help nudge inflation above the Fed's 2.0% target.
That level of guidance and commitment has rarely, if ever, been offered up by the Fed, in our opinion. At that time, the Fed's aggressive response sent a message to investors that this challenge, like the 2008-2009 financial crisis, was a serious one that called for extraordinary measures. While we are still early on in 2021, it does appear that the Fed's monetary policy and the trillions of dollars of fiscal stimulus from the federal government are having a positive influence on the U.S. economy and the equities markets.

The global growth forecast from the International Monetary Fund ("IMF"), released in the first week of April 2021, sees real gross domestic product growth rising by 6.0% worldwide in 2021, a strong rebound from its -3.3%
projection for 2020. The IMF is calling for a 6.4% growth rate for the U.S. in
2021, up from its -3.5% estimate for 2020. If achieved, the 6.4% growth rate would be the highest for a calendar year since 1984, according to data from the
Bureau of Economic Analysis. As has been the case for many years, Emerging
Market and Developing Economies are expected to grow faster than advanced economies in 2021, albeit not by much. Their 2021 growth rate estimate is 6.7%, up from its -2.2% estimate for 2020.

For anyone looking for some confirmation that the U.S. economy is back on solid footing, look no further than the latest releases on the ISM Manufacturing Index and CEO confidence levels. The ISM Manufacturing Index jumped from a reading of
60.8 in February 2021 to 64.7 in March 2021, the highest mark since 1983, according to the Institute for Supply Management. A reading above 50 indicates that manufacturing is expanding and vice versa. The Conference Board reported that its first quarter survey of 2021, which tracks CEO confidence levels, hit its highest reading since the first quarter of 2004, when the measure stood at
74. The measure currently stands at 73. A reading above 50 points reflects more positive than negative responses. Eighty-two percent of those CEOs polled expect economic conditions to improve over the next six months, up from 63% in the prior survey.

With respect to the performance of the stock market, the S&P 500(R) Index (the
"Index") posted a total return of 56.35% for the 12-month period ended March 31,
2021, according to Bloomberg. It was up 19.07% for the six-month period ended
March 31, 2021, and up 6.17% in the first quarter of 2021. For comparative purposes, from 1926 through 2020, the Index posted an average annual total return of 10.28%, according to Morningstar/Ibbotson Associates. I doubt that anyone was forecasting such outsized returns over the past year, which is why I embrace a buy and hold approach to investing and encourage all of you to stay the course.

Investors funneled record amounts of capital into exchange-traded funds ("ETFs")
and related exchange-traded products ("ETPs"), particularly equity funds, in the first quarter of 2021. ETFGI, an independent research and consultancy firm, reported that total assets invested in ETFs/ETPs listed in the U.S. stood at an all-time high of $5.91 trillion as of March 31, 2021, according to its own release. In March, net inflows to ETFs/ETPs listed in the U.S. totaled a record high $98.26 billion, pushing year-to-date net inflows to a record high $252.24 billion. Equity and fixed-income funds have garnered the most capital so far this year. Equity ETFs/ETPs took in a net $184.53 billion in the first quarter, up from $28.03 billion in the first quarter of 2020. Fixed-income ETFs/ETPs took in a net $32.09 billion in the first quarter, up from $10.78 billion a year ago.

Thank you for giving First Trust the opportunity to play a role in your financial future. We value our relationship with you and will report on the
Funds again in six months.

Sincerely,

/s/ James A. Bowen

James A. Bowen
Chairman of the Board of Trustees
Chief Executive Officer of First Trust Advisors L.P.


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MARKET OVERVIEW
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                      FIRST TRUST EXCHANGE-TRADED FUND II
                               SEMI-ANNUAL REPORT
                                 MARCH 31, 2021

ROBERT F. CAREY, CFA
SENIOR VICE PRESIDENT AND CHIEF MARKET STRATEGIST
FIRST TRUST ADVISORS L.P.

Mr. Carey is responsible for the overall management of research and analysis of the First Trust product line. Mr. Carey has more than 30 years of experience as an Equity and Fixed-Income Analyst and is a recipient of the Chartered Financial
Analyst ("CFA") designation. He is a graduate of the University of Illinois at
Champaign-Urbana with a B.S. in Physics. He is also a member of the Investment
Analysts Society of Chicago and the CFA Institute. Mr. Carey has appeared as a guest on such programs as Bloomberg TV, CNBC, and WBBM Radio, and has been quoted by several publications, including The Wall Street Journal, The Wall
Street Reporter, Bloomberg News Service and Registered Rep.

STATE OF THE GLOBAL ECONOMY

On February 17, 2021, data provided by the Institute of International Finance indicated that the coronavirus ("COVID-19") pandemic had driven global debt higher by $24 trillion, according to Reuters. Considering that the virus is still not contained around the world by any stretch, we anticipate the potential need for additional capital to be raised to help prop up struggling economies.
The $24 trillion capital increase pushed the value of total global debt outstanding to a record $281 trillion. As a result, worldwide debt-to-gross domestic product stood above 355% in mid-February 2021. While opinions may vary, on a country level, the World Bank believes that a ratio above 77% for an extended period can negatively impact economic growth. For now, the extended debt levels do not seem to be a major hurdle for investors, but that could change in the future if not addressed, in our opinion.

The climate of artificially low interest rates and slowly rising bond yields continues to help fuel demand for equities. While quite a bit of attention is being garnered by the spike in the yield on the benchmark 10-Year Treasury Note
("T-Note"), the Federal Reserve (the "Fed") is not fazed by it. The yield on the
10-Year T-Note rose by 82 basis points to 1.74% in the first quarter of 2021, according to Bloomberg. Its all-time closing low was 0.51% on August 4, 2020. At
1.74%, the yield on the 10-Year T-Note is too low to compete with the historical return on stocks, in our opinion. On March 24, 2021, Fed Chairman Jerome Powell commented that he is not concerned about the rise in bond yields because he believes it reflects growing optimism about the economy's prospects, according to The Wall Street Journal. Powell believes that COVID-19 is still the biggest risk for the U.S. economy.

Data from Refinitiv indicates that global mergers and acquisitions ("M&A") deal value (announcements) totaled $1.3 trillion in the first quarter of 2021, up 94%
from the first quarter of 2020, according to Axios. That is an all-time high for the first quarter of a calendar year and the second-most for any quarter on record. The U.S. accounted for 50% of that total. Cross-border M&A hit an all-time first quarter high of $458 billion in 2021. Strong M&A activity reflects growing confidence in the current global economic recovery.

GLOBAL EQUITIES MARKETS

The S&P 500(R), S&P MidCap 400(R) and S&P SmallCap 600(R) Indices posted total returns of 19.07%, 41.13% and 55.26%, respectively, over the past six months.
All 11 sectors that comprise the S&P 500(R) Index were up on a total return basis. The top-performing sector was Energy, up 67.19%, while the worst result by far came from the Consumer Staples sector, up 7.57%. With respect to foreign equities, the MSCI World ex USA and the MSCI Emerging Markets Indices posted total returns of 20.53% (USD) and 22.43% (USD), respectively, according to
Bloomberg, for the same period. Over the same period, the U.S. dollar declined by 0.70% against a basket of major currencies, as measured by the U.S. Dollar
Index (DXY). The drop in the relative value of the dollar had little influence on the performance of the two foreign stock indices, in our opinion.

There are other signs that investors have a growing appetite for equities in the current climate. Data from Renaissance Capital shows that a total of 101 equity initial public offerings (market caps above $50 million) have been priced in the
U.S. this year (through April 1, 2021), up 288.5% from the same period in 2020, according to its own release. The 101 companies raised a combined $39.2 billion, up 463.9% from the same period a year ago.

Over the past 12 months, investors favored sector funds over core equity funds and passive funds over active funds. Investors liquidated an estimated net
$156.61 billion from U.S. Equity mutual funds and exchange-traded funds ("ETFs")
for the 12-month period ended March 31, 2021, compared to estimated net inflows totaling $125.70 billion for Sector Equity mutual funds and ETFs, according to
Morningstar. International Equity mutual funds and ETFs endured estimated net outflows totaling $16.33 billion over the same period. Investors continue to favor passive over active funds. Passive U.S. Equity funds and ETFs reported estimated net inflows totaling $43.87 billion in the period, compared to estimated net outflows totaling $200.48 billion for Active U.S. Equity mutual funds and ETFs. Passive Sector Equity mutual funds and ETFs reported estimated net inflows totaling $107.82 billion in the period, compared to estimated net inflows totaling $17.88 billion for Active Sector Equity mutual funds and ETFs.
Passive International Equity mutual funds and ETFs reported estimated net inflows totaling $54.64 billion for the same period, compared to estimated net outflows totaling $70.97 billion for Active International Equity mutual funds and ETFs.

                                                                          Page 3


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FUND PERFORMANCE OVERVIEW (UNAUDITED)
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FIRST TRUST STOXX(R) EUROPEAN SELECT DIVIDEND INDEX FUND (FDD)

First Trust STOXX(R) European Select Dividend Index Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the
Fund's fees and expenses) of an equity index called the STOXX(R) Europe Select
Dividend 30 Index (the "STOXX Index"). The shares of the Fund are listed and trade on the NYSE Arca, Inc. under the ticker symbol "FDD." The Fund will normally invest at least 90% of its net assets (including investment borrowings)
in the common stocks and depositary receipts that comprise the STOXX Index.

The STOXX Index consists of 30 high dividend-yielding securities selected from the STOXX(R) Europe 600 Index, including secondary lines of those companies
(where there are multiple lines of equity capital in a company), which covers 18
European countries: Austria, Belgium, Czech Republic, Denmark, Finland, France,
Germany, Greece, Ireland, Italy, Luxembourg, the Netherlands, Norway, Portugal,
Spain, Sweden, Switzerland and the United Kingdom. In addition, a company must have a non-negative five-year dividend-per-share growth rate and a dividend-to-earnings ratio of 60% or less. The STOXX Index is compiled and maintained by STOXX Limited.


-------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
-------------------------------------------------------------------------------------------------------------------------
                                                         AVERAGE ANNUAL TOTAL RETURNS        CUMULATIVE TOTAL RETURNS
                                   6 Months   1 Year    5 Years   10 Years   Inception    5 Years   10 Years   Inception
                                    Ended      Ended     Ended     Ended     (8/27/07)     Ended     Ended     (8/27/07)
                                   3/31/21    3/31/21   3/31/21   3/31/21    to 3/31/21   3/31/21   3/31/21    to 3/31/21
FUND PERFORMANCE
NAV                                 38.04%    53.43%     7.63%     4.33%       -1.04%     44.43%     52.74%     -13.21%
Market Price                        38.64%    53.18%     7.66%     4.26%       -1.04%     44.62%     51.81%     -13.19%

INDEX PERFORMANCE
STOXX(R) Europe Select
   Dividend 30 Index                38.83%    52.49%     8.13%     4.73%       -0.55%     47.82%     58.75%      -7.22%
STOXX(R) Europe 600 Index           20.18%    46.69%     8.44%     5.48%        2.83%     49.96%     70.42%      46.10%
MSCI Europe Index                   20.33%    44.95%     8.18%     5.08%        2.50%     48.19%     64.14%      39.85%
-------------------------------------------------------------------------------------------------------------------------


(See Notes to Fund Performance Overview on page 32.)

-----------------------------
The STOXX Index and the trademarks used in the index name are the intellectual property of STOXX Limited, Zurich, Switzerland ("STOXX"), Deutsche Borse Group
and/or their licensors. The STOXX Index is used under license from STOXX. The
Fund is in no way sponsored, endorsed, sold or promoted by STOXX and/or its licensors and neither STOXX nor its licensors shall have any liability with respect thereto.


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FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
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FIRST TRUST STOXX(R) EUROPEAN SELECT DIVIDEND INDEX FUND (FDD) (CONTINUED)

-----------------------------------------------------------
                                          % OF TOTAL
SECTOR CLASSIFICATION                LONG-TERM INVESTMENTS
-----------------------------------------------------------
Financials                                   33.58%
Communication Services                       18.69
Utilities                                    12.12
Real Estate                                  11.90
Consumer Discretionary                        7.64
Materials                                     5.85
Health Care                                   5.67
Energy                                        2.71
Industrials                                   1.84
                                            ------
    Total                                   100.00%
                                            ======

-----------------------------------------------------------
                                          % OF TOTAL
TOP TEN HOLDINGS                     LONG-TERM INVESTMENTS
-----------------------------------------------------------
GlaxoSmithKline PLC                           5.67%
Legal & General Group PLC                     5.43
SSE PLC                                       5.25
IG Group Holdings PLC                         4.83
Proximus S.A., DP                             4.60
Orange S.A.                                   4.54
NN Group N.V.                                 4.39
Telecom Italia S.p.A.                         3.79
Snam S.p.A.                                   3.68
Ageas S.A./N.V.                               3.40
                                            ------
    Total                                    45.58%
                                            ======


                                  PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                                      SEPTEMBER 30, 2010 - MARCH 31, 2021

           First Trust STOXX(R) European     STOXX(R) Europe Select     STOXX(R) Europe     MSCI Europe
           Select Dividend Index Fund        Dividend 30 Index          600 Index           Index
           -----------------------------     ----------------------     ---------------     -----------
9/30/10    $10,000                           $10,000                    $10,000             $10,000
3/31/11     11,069                            11,088                     11,139              11,125
9/30/11      9,330                             9,408                      8,817               8,819
3/31/12     10,035                            10,064                     10,299              10,286
9/30/12     10,051                            10,090                     10,378              10,346
3/31/13     10,042                            10,096                     11,444              11,371
9/30/13     11,387                            11,483                     12,995              12,853
3/31/14     12,739                            12,866                     14,379              14,158
9/30/14     12,376                            12,519                     13,768              13,602
3/31/15     12,164                            12,342                     13,680              13,459
9/30/15     11,398                            11,531                     12,657              12,332
3/31/16     11,707                            11,908                     12,661              12,322
9/30/16     11,840                            12,039                     12,936              12,639
3/31/17     12,431                            12,690                     13,821              13,525
9/30/17     14,082                            14,377                     15,824              15,458
3/31/18     14,434                            14,754                     15,868              15,486
9/30/18     14,186                            14,533                     15,778              15,412
3/31/19     13,982                            14,348                     15,245              14,910
9/30/19     14,520                            14,890                     15,652              15,296
3/31/20     11,019                            11,544                     12,944              12,598
9/30/20     12,248                            12,680                     15,801              15,176
3/31/21     16,907                            17,604                     18,990              18,261


Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS

Information showing the number of days the market price of the Fund's shares was greater (at a premium) and less (at a discount) than the Fund's net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter) is available at
https://www.ftportfolios.com/Retail/etf/home.aspx.

                                                                          Page 5


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FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
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FIRST TRUST FTSE EPRA/NAREIT DEVELOPED MARKETS REAL ESTATE INDEX FUND (FFR)

First Trust FTSE EPRA/NAREIT Developed Markets Real Estate Index Fund (the
"Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the FTSE
EPRA/NAREIT Developed Index (the "FTSE Index"). The shares of the Fund are listed and trade on the NYSE Arca, Inc. under the ticker symbol "FFR." The Fund will normally invest at least 90% of its net assets (including investment borrowings) in the common stocks and depositary receipts that comprise the FTSE
Index.

The FTSE Index is compiled and maintained by FTSE International Limited. The
FTSE Index is modified market cap weighted based on free float market capitalization and includes the securities of listed real estate companies or real estate investment trusts ("REITs") that are publicly traded on an official stock exchange located in North America, Europe or Asia and provide an audited annual report in English.


-------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
-------------------------------------------------------------------------------------------------------------------------
                                                         AVERAGE ANNUAL TOTAL RETURNS        CUMULATIVE TOTAL RETURNS
                                   6 Months   1 Year    5 Years   10 Years   Inception    5 Years   10 Years   Inception
                                    Ended      Ended     Ended     Ended     (8/27/07)     Ended     Ended     (8/27/07)
                                   3/31/21    3/31/21   3/31/21   3/31/21    to 3/31/21   3/31/21   3/31/21    to 3/31/21
FUND PERFORMANCE
NAV                                 19.73%    34.77%     4.05%     5.81%       2.84%      21.99%     75.89%      46.24%
Market Price                        20.48%    33.94%     4.16%     5.76%       2.83%      22.62%     75.05%      46.18%

INDEX PERFORMANCE
FTSE EPRA/NAREIT
   Developed Index                  20.42%    35.95%     4.85%     6.64%       3.69%      26.72%     90.15%      63.65%
S&P Global REIT Index               19.55%    36.05%     3.52%     6.23%       3.35%      18.86%     82.93%      56.53%
MSCI World REIT Index               13.99%    31.28%     5.33%     7.24%       3.66%      29.65%    101.19%      63.10%
-------------------------------------------------------------------------------------------------------------------------


(See Notes to Fund Performance Overview on page 32.)

-----------------------------
The Fund has been developed solely by First Trust. The Fund is not in any way connected to or sponsored, endorsed, sold or promoted by the London Stock
Exchange Group plc and its group undertakings, including FTSE International
Limited (collectively, the "LSE Group"), European Public Real Estate Association
("EPRA"), or the National Association of Real Estate Investments Trusts
("Nareit") (and together the "Licensor Parties"). FTSE Russell is a trading name of certain of the LSE Group companies. All rights in the FTSE Index vest in the
Licensor Parties. "FTSE(R)" and "FTSE Russell(R)" are trademarks of the relevant
LSE Group company and are used by any other LSE Group company under license.
"Nareit(R)" is a trademark of Nareit, "EPRA(R)" is a trademark of EPRA and all are used by the LSE Group under license. The FTSE Index is calculated by or on behalf of FTSE International Limited or its affiliate, agent or partner. The
Licensor Parties do not accept any liability whatsoever to any person arising out of (a) the use of, reliance on or any error in the FTSE Index or (b)
investment in or operation of the Fund. The Licensor Parties makes no claim, prediction, warranty or representation either as to the results to be obtained from the Fund or the suitability of the FTSE Index for the purpose to which it is being put by First Trust.


--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST FTSE EPRA/NAREIT DEVELOPED MARKETS REAL ESTATE INDEX FUND (FFR)
(CONTINUED)

-----------------------------------------------------------
                                          % OF TOTAL
SECTOR CLASSIFICATION                LONG-TERM INVESTMENTS
-----------------------------------------------------------
Real Estate                                  99.79%
Health Care                                   0.12
Consumer Discretionary                        0.09
                                            ------
    Total                                   100.00%
                                            ======

-----------------------------------------------------------
                                          % OF TOTAL
TOP TEN HOLDINGS                     LONG-TERM INVESTMENTS
-----------------------------------------------------------
Prologis, Inc.                                4.74%
Digital Realty Trust, Inc.                    2.38
Public Storage                                2.26
Simon Property Group, Inc.                    2.26
Vonovia SE                                    2.25
Welltower, Inc.                               1.82
Equity Residential                            1.60
AvalonBay Communities, Inc.                   1.57
Realty Income Corp.                           1.44
Alexandria Real Estate Equities, Inc.         1.35
                                            ------
    Total                                    21.67%
                                            ======


                                 PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                                     SEPTEMBER 30, 2010 - MARCH 31, 2021

            First Trust FTSE EPRA/NAREIT Developed     FTSE EPRA/NAREIT     S&P Global     MSCI World
            Markets Real Estate Index Fund             Developed Index      REIT Index     REIT Index
            --------------------------------------     ----------------     ----------     ----------
9/30/10     $10,000                                    $10,000              $10,000        $10,000
3/31/11      10,888                                     10,938               11,247         11,381
9/30/11       9,183                                      9,312                9,833         10,017
3/31/12      11,154                                     11,287               11,896         12,075
9/30/12      11,958                                     12,161               12,665         12,982
3/31/13      13,425                                     13,686               14,157         14,209
9/30/13      13,156                                     13,493               13,512         13,523
3/31/14      13,563                                     13,967               14,317         14,215
9/30/14      13,928                                     14,399               14,824         14,887
3/31/15      15,617                                     16,210               16,849         16,788
9/30/15      14,341                                     14,913               15,434         15,631
3/31/16      15,698                                     16,415               17,311         17,661
9/30/16      16,484                                     17,277               18,045         18,367
3/31/17      15,886                                     16,721               17,370         17,709
9/30/17      16,595                                     17,540               17,862         18,324
3/31/18      16,446                                     17,414               17,328         17,978
9/30/18      17,257                                     18,349               18,371         18,906
3/31/19      18,663                                     19,925               19,741         20,963
9/30/19      19,533                                     20,937               21,141         22,755
3/31/20      14,208                                     15,299               15,126         17,439
9/30/20      15,993                                     17,273               17,213         20,084
3/31/21      19,148                                     20,800               20,578         22,894


Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS

Information showing the number of days the market price of the Fund's shares was greater (at a premium) and less (at a discount) than the Fund's net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter) is available at
https://www.ftportfolios.com/Retail/etf/home.aspx.

                                                                          Page 7


--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST DOW JONES GLOBAL SELECT DIVIDEND INDEX FUND (FGD)

First Trust Dow Jones Global Select Dividend Index Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the
Fund's fees and expenses) of an equity index called the Dow Jones Global Select
Dividend Index (the "Select Dividend Index"). The shares of the Fund are listed and trade on the NYSE Arca, Inc. under the ticker symbol "FGD." The Fund will normally invest at least 90% of its net assets (including investment borrowings)
in the common stocks and depositary receipts that comprise the Select Dividend
Index.

The Select Dividend Index is an indicated annual dividend yield weighted index of 100 stocks selected from the developed-market portion of the Dow Jones World
Index(SM). Indicated annual dividend yield is a stock's unadjusted indicated
annual dividend (not including any special dividends) divided by its unadjusted price.


-------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
-------------------------------------------------------------------------------------------------------------------------
                                                         AVERAGE ANNUAL TOTAL RETURNS        CUMULATIVE TOTAL RETURNS
                                   6 Months   1 Year    5 Years   10 Years   Inception    5 Years   10 Years   Inception
                                    Ended      Ended     Ended     Ended     (11/21/07)    Ended     Ended     (11/21/07)
                                   3/31/21    3/31/21   3/31/21   3/31/21    to 3/31/21   3/31/21   3/31/21    to 3/31/21
FUND PERFORMANCE
NAV                                 43.11%    65.47%     7.65%      5.43%      3.76%      44.58%     69.65%      63.78%
Market Price                        44.04%    66.09%     7.82%      5.39%      3.78%      45.69%     68.99%      64.12%

INDEX PERFORMANCE
Dow Jones Global Select
   Dividend Index                   43.85%    66.89%     7.94%      5.61%      3.97%      46.50%     72.56%      68.22%
Dow Jones World Developed
   Markets Index(SM)                21.00%    56.38%    13.59%     10.12%      7.17%      89.07%    162.24%     152.09%
MSCI World Index                    19.57%    54.03%    13.36%      9.88%      6.73%      87.16%    156.58%     138.82%
-------------------------------------------------------------------------------------------------------------------------


(See Notes to Fund Performance Overview on page 32.)

-----------------------------
The Select Dividend Index is a product of S&P Dow Jones Indices LLC or its affiliates ("SPDJI"), and has been licensed for use by First Trust. Standard &
Poor's(R) and S&P(R) are registered trademarks of Standard & Poor's Financial
Services LLC ("S&P"); Dow Jones(R) is a registered trademark of Dow Jones
Trademark Holdings LLC ("Dow Jones"); and these trademarks have been licensed for use by SPDJI and sublicensed for certain purposes by First Trust. The Fund is not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, or their respective affiliates, and none of such parties make any representation regarding the advisability of investing in such product(s) nor do they have any liability for any errors, omissions, or interruptions of the Select Dividend
Index.


--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST DOW JONES GLOBAL SELECT DIVIDEND INDEX FUND (FGD) (CONTINUED)

-----------------------------------------------------------
                                          % OF TOTAL
SECTOR CLASSIFICATION                LONG-TERM INVESTMENTS
-----------------------------------------------------------
Financials                                   46.89%
Communication Services                       11.23
Utilities                                     8.89
Materials                                     8.18
Consumer Staples                              6.30
Energy                                        5.09
Real Estate                                   5.08
Consumer Discretionary                        3.79
Industrials                                   3.49
Information Technology                        1.06
                                            ------
    Total                                   100.00%
                                            ======

-----------------------------------------------------------
                                          % OF TOTAL
TOP TEN HOLDINGS                     LONG-TERM INVESTMENTS
-----------------------------------------------------------
Labrador Iron Ore Royalty Corp.               1.78%
Fortescue Metals Group Ltd.                   1.69
Enagas S.A.                                   1.68
Meritz Securities Co., Ltd.                   1.65
Telefonica S.A.                               1.61
British American Tobacco PLC                  1.55
Altria Group, Inc.                            1.42
Centamin PLC                                  1.41
Mapfre S.A.                                   1.41
Industrial Bank of Korea                      1.41
                                            ------
    Total                                    15.61%
                                            ======


                                        PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                                            SEPTEMBER 30, 2010 - MARCH 31, 2021

            First Trust Dow Jones Global      Dow Jones Global            Dow Jones World Developed     MSCI World
            Select Dividend Index Fund        Select Dividend Index       Markets Index(SM)             Index
            ----------------------------      -----------------------     -------------------------     ----------
9/30/10     $10,000                           $10,000                     $10,000                       $10,000
3/31/11      11,136                            11,151                      11,480                        11,418
9/30/11       9,843                             9,917                       9,583                         9,566
3/31/12      11,133                            11,118                      11,517                        11,482
9/30/12      11,573                            11,578                      11,659                        11,631
3/31/13      12,172                            12,172                      12,965                        12,843
9/30/13      13,238                            13,259                      14,159                        13,982
3/31/14      14,555                            14,597                      15,523                        15,291
9/30/14      14,371                            14,407                      15,855                        15,688
3/31/15      13,950                            13,998                      16,461                        16,214
9/30/15      12,286                            12,269                      15,119                        14,891
3/31/16      13,067                            13,135                      15,923                        15,655
9/30/16      13,966                            13,989                      16,926                        16,582
3/31/17      14,743                            14,842                      18,356                        17,967
9/30/17      15,942                            16,047                      20,081                        19,595
3/31/18      16,089                            16,158                      20,997                        20,396
9/30/18      16,303                            16,421                      22,330                        21,797
3/31/19      15,441                            15,552                      21,682                        21,228
9/30/19      15,779                            15,891                      22,595                        22,196
3/31/20      11,419                            11,531                      19,251                        19,022
9/30/20      13,195                            13,377                      24,880                        24,504
3/31/21      18,883                            19,243                      30,105                        29,299


Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS

Information showing the number of days the market price of the Fund's shares was greater (at a premium) and less (at a discount) than the Fund's net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter) is available at
https://www.ftportfolios.com/Retail/etf/home.aspx.

                                                                          Page 9


--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST GLOBAL WIND ENERGY ETF (FAN)

First Trust Global Wind Energy ETF (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the ISE Clean Edge Global Wind Energy(TM)
Index (the "Index"). The shares of the Fund are listed and trade on the NYSE
Arca, Inc. under the ticker symbol "FAN." The Fund will normally invest at least
90% of its net assets (including investment borrowings) in the common stocks and depositary receipts that comprise the Index.

The Index is developed, maintained and sponsored by Nasdaq, Inc. The Index provides a benchmark for investors interested in tracking public companies throughout the world that are active in the wind energy industry.


-------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
-------------------------------------------------------------------------------------------------------------------------
                                                         AVERAGE ANNUAL TOTAL RETURNS        CUMULATIVE TOTAL RETURNS
                                   6 Months   1 Year    5 Years   10 Years   Inception    5 Years   10 Years   Inception
                                    Ended      Ended     Ended     Ended     (6/16/08)     Ended     Ended     (6/16/08)
                                   3/31/21    3/31/21   3/31/21   3/31/21    to 3/31/21   3/31/21   3/31/21    to 3/31/21
FUND PERFORMANCE
NAV                                 28.76%    86.34%    17.36%      9.10%      -0.23%     122.68%   138.92%      -2.95%
Market Price                        29.38%    87.67%    17.61%      9.11%      -0.17%     125.06%   139.09%      -2.21%

INDEX PERFORMANCE
ISE Clean Edge Global Wind
   Energy(TM) Index                 29.59%    87.88%    18.30%      9.99%       0.59%     131.65%   159.15%       7.87%
Russell 3000(R) Index               21.96%    62.53%    16.64%     13.79%      11.12%     115.87%   263.95%     285.09%
MSCI World Index                    19.57%    54.03%    13.36%      9.88%       7.35%      87.16%   156.58%     147.56%
-------------------------------------------------------------------------------------------------------------------------


(See Notes to Fund Performance Overview on page 32.)

-----------------------------
Nasdaq(R), Clean Edge(R), and the Index are registered trademarks and service marks of Nasdaq, Inc. and Clean Edge, Inc., respectively (together with its affiliates hereinafter referred to as the "Corporations") and are licensed for use by First Trust. The Fund has not been passed on by the Corporations as to its legality or suitability. The Fund is not issued, endorsed, sold or promoted by the Corporations. the corporations make no warranties and bear no liability with respect to the fund.


--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST GLOBAL WIND ENERGY ETF (FAN) (CONTINUED)

-----------------------------------------------------------
                                          % OF TOTAL
SECTOR CLASSIFICATION                LONG-TERM INVESTMENTS
-----------------------------------------------------------
Utilities                                    56.51%
Industrials                                  40.29
Materials                                     2.97
Energy                                        0.23
                                            ------
    Total                                   100.00%
                                            ======

-----------------------------------------------------------
                                          % OF TOTAL
TOP TEN HOLDINGS                     LONG-TERM INVESTMENTS
-----------------------------------------------------------
Vestas Wind Systems A/S                       8.50%
Siemens Gamesa Renewable Energy S.A.          8.08
Northland Power, Inc.                         7.94
Orsted AS                                     7.74
China Longyuan Power Group Corp., Ltd.,
   Class H                                    5.28
Boralex, Inc., Class A                        3.23
Nordex SE                                     2.67
Alliant Energy Corp.                          2.29
TPI Composites, Inc.                          2.26
Duke Energy Corp.                             2.20
                                            ------
    Total                                    50.19%
                                            ======


                            PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                                SEPTEMBER 30, 2010 - MARCH 31, 2021

            First Trust Global     ISE Clean Edge Global     Russell 3000(R)     MSCI World
            Wind Energy ETF        Wind Energy(TM) Index     Index               Index
            ------------------     ---------------------     ---------------     ----------
9/30/10     $10,000                $10,000                   $10,000             $10,000
3/31/11      11,459                 11,478                    11,871              11,418
9/30/11       7,953                  8,045                    10,055               9,566
3/31/12       7,718                  7,796                    12,725              11,482
9/30/12       6,669                  6,777                    13,093              11,631
3/31/13       7,653                  7,777                    14,579              12,843
9/30/13      10,445                 10,677                    15,920              13,982
3/31/14      12,165                 12,485                    17,875              15,291
9/30/14      11,716                 12,049                    18,747              15,687
3/31/15      11,275                 11,654                    20,084              16,213
9/30/15      10,852                 11,234                    18,654              14,890
3/31/16      12,293                 12,840                    20,016              15,654
9/30/16      14,153                 14,806                    21,445              16,581
3/31/17      14,055                 14,836                    23,630              17,966
9/30/17      15,032                 15,879                    25,454              19,594
3/31/18      15,306                 16,143                    26,892              20,395
9/30/18      14,593                 15,496                    29,928              21,796
3/31/19      15,419                 16,413                    29,249              21,227
9/30/19      15,700                 16,805                    30,802              22,195
3/31/20      14,692                 15,830                    26,582              19,021
9/30/20      21,262                 22,950                    35,423              24,503
3/31/21      27,377                 29,741                    43,202              29,298


Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS

Information showing the number of days the market price of the Fund's shares was greater (at a premium) and less (at a discount) than the Fund's net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter) is available at
https://www.ftportfolios.com/Retail/etf/home.aspx.

                                                                         Page 11


--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST GLOBAL ENGINEERING AND CONSTRUCTION ETF (FLM)

First Trust Global Engineering and Construction ETF (the "Fund") seeks investment results that correspond generally to the price and yield (before the
Fund's fees and expenses) of an equity index called the ISE Global Engineering and Construction(TM) Index (the "Index"). The shares of the Fund are listed and trade on the NYSE Arca, Inc. under the ticker symbol "FLM." The Fund will normally invest in at least 90% of its net assets (including investment borrowings) in the common stocks and depositary receipts that comprise the
Index.

The Index is developed, maintained and sponsored by Nasdaq, Inc. The Index provides a benchmark for investors interested in tracking public companies throughout the world that are active in the engineering and construction industries.


-------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
-------------------------------------------------------------------------------------------------------------------------
                                                         AVERAGE ANNUAL TOTAL RETURNS        CUMULATIVE TOTAL RETURNS
                                   6 Months   1 Year    5 Years   10 Years   Inception    5 Years   10 Years   Inception
                                    Ended      Ended     Ended     Ended     (10/13/08)    Ended     Ended     (10/13/08)
                                   3/31/21    3/31/21   3/31/21   3/31/21    to 3/31/21   3/31/21   3/31/21    to 3/31/21
FUND PERFORMANCE
NAV                                 31.79%    57.90%     5.56%      3.12%       6.83%      31.08%    36.03%     127.77%
Market Price                        32.43%    59.13%     5.71%      3.13%       6.86%      31.99%    36.12%     128.50%

INDEX PERFORMANCE
ISE Global Engineering and
   Construction(TM) Index           32.87%    59.12%     6.66%      4.30%       8.37%      38.07%    52.36%     172.45%
Russell 3000(R) Index               21.96%    62.53%    16.64%     13.79%      14.22%     115.87%   263.95%     424.28%
MSCI World Industrials Index        24.29%    62.94%    12.42%      9.15%      11.24%      79.55%   140.08%     277.16%
-------------------------------------------------------------------------------------------------------------------------


(See Notes to Fund Performance Overview on page 32.)

-----------------------------
Nasdaq(R) and the Index are registered trademarks and service marks of Nasdaq,
Inc. (together with its affiliates hereinafter referred to as the
"Corporations") and are licensed for use by First Trust. The Fund has not been passed on by the Corporations as to its legality or suitability. The Fund is not issued, endorsed, sold or promoted by the Corporations. The corporations make no warranties and bear no liability with respect to the fund.


--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST GLOBAL ENGINEERING AND CONSTRUCTION ETF (FLM) (CONTINUED)

-----------------------------------------------------------
                                          % OF TOTAL
SECTOR CLASSIFICATION                LONG-TERM INVESTMENTS
-----------------------------------------------------------
Industrials                                  99.38%
Utilities                                     0.62
                                            ------
    Total                                   100.00%
                                            ======

-----------------------------------------------------------
                                          % OF TOTAL
TOP TEN HOLDINGS                     LONG-TERM INVESTMENTS
-----------------------------------------------------------
MasTec, Inc.                                  3.94%
Quanta Services, Inc.                         3.77
Jacobs Engineering Group, Inc.                3.57
KBR, Inc.                                     3.45
AECOM                                         3.35
Vinci S.A.                                    3.04
EMCOR Group, Inc.                             2.89
ACS Actividades de Construccion y
   Servicios S.A.                             2.89
Bouygues S.A.                                 2.83
Dycom Industries, Inc.                        2.80
                                            ------
    Total                                    32.53%
                                            ======


                                         PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                                             SEPTEMBER 30, 2010 - MARCH 31, 2021

            First Trust Global Engineering     ISE Global Engineering and     Russell 3000(R)     MSCI World
            and Construction ETF               Construction(TM) Index         Index               Industrials Index
            ------------------------------     --------------------------     ---------------     -----------------
9/30/10     $10,000                            $10,000                        $10,000             $10,000
3/31/11      12,383                             12,445                         11,871              11,918
9/30/11       8,670                              8,852                         10,055               9,252
3/31/12      10,579                             10,742                         12,725              11,433
9/30/12      10,224                             10,455                         13,092              11,188
3/31/13      11,276                             11,549                         14,578              12,854
9/30/13      12,784                             13,209                         15,920              14,341
3/31/14      14,005                             14,529                         17,874              15,636
9/30/14      13,047                             13,595                         18,747              15,513
3/31/15      12,711                             13,445                         20,085              16,059
9/30/15      12,109                             12,845                         18,655              14,432
3/31/16      12,850                             13,733                         20,017              15,937
9/30/16      13,611                             14,573                         21,447              17,019
3/31/17      14,606                             15,747                         23,633              18,576
9/30/17      16,115                             17,446                         25,457              20,703
3/31/18      16,229                             17,535                         26,895              21,388
9/30/18      16,385                             17,844                         29,931              22,229
3/31/19      14,484                             15,853                         29,252              21,284
9/30/19      13,821                             15,182                         30,805              22,144
3/31/20      10,668                             11,915                         26,585              17,560
9/30/20      12,782                             14,271                         35,426              23,022
3/31/21      16,845                             18,962                         43,202              28,614


Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS

Information showing the number of days the market price of the Fund's shares was greater (at a premium) and less (at a discount) than the Fund's net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter) is available at
https://www.ftportfolios.com/Retail/etf/home.aspx.

                                                                         Page 13


--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST NASDAQ(R) CLEAN EDGE(R) SMART GRID INFRASTRUCTURE INDEX FUND (GRID)

First Trust NASDAQ(R) Clean Edge(R) Smart Grid Infrastructure Index Fund (the
"Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the NASDAQ
OMX Clean Edge Smart Grid Infrastructure Index(SM) (the "Index"). The shares of the Fund are listed and trade on The Nasdaq Stock Market LLC under the ticker symbol "GRID." The Fund will normally invest at least 90% of its net assets
(including investment borrowings) in the common stocks and depositary receipts that comprise the Index.

The Index is designed to act as a transparent and liquid benchmark for the grid and electric energy infrastructure sector. The Index includes companies that are primarily engaged and involved in electric grid, electric meters and devices, networks, energy storage and management, and enabling software used by the smart grid infrastructure sector. Clean Edge, Inc. and Nasdaq, Inc. serve as index providers to the Index.


-------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
-------------------------------------------------------------------------------------------------------------------------
                                                         AVERAGE ANNUAL TOTAL RETURNS        CUMULATIVE TOTAL RETURNS
                                   6 Months   1 Year    5 Years   10 Years   Inception    5 Years   10 Years   Inception
                                    Ended      Ended     Ended     Ended     (11/16/09)    Ended     Ended     (11/16/09)
                                   3/31/21    3/31/21   3/31/21   3/31/21    to 3/31/21   3/31/21   3/31/21    to 3/31/21
FUND PERFORMANCE
NAV                                 37.01%    102.00%   21.31%     10.63%      10.87%     162.77%   174.54%     223.24%
Market Price                        37.23%    102.52%   21.31%     10.66%      10.89%     162.75%   175.47%     224.06%

INDEX PERFORMANCE
NASDAQ OMX Clean Edge
   Smart Grid Infrastructure
   Index(SM)                        37.81%    103.72%   22.32%     11.55%      11.80%     173.85%   198.36%     255.38%
Russell 3000(R) Index               21.96%     62.53%   16.64%     13.79%      14.33%     115.87%   263.95%     358.57%
S&P Composite 1500(R)
   Industrials Index                30.81%     72.61%   14.28%     12.47%      14.10%      94.90%   223.78%     347.84%
MSCI World Industrials Index        24.29%     62.94%   12.42%      9.15%      10.61%      79.55%   140.08%     214.66%
-------------------------------------------------------------------------------------------------------------------------


(See Notes to Fund Performance Overview on page 32.)

-----------------------------
NASDAQ(R), NASDAQ OMX(R), Clean Edge(R), and the Index are registered trademarks and service marks of Nasdaq, Inc. and Clean Edge, Inc. respectively (together with its affiliates hereinafter referred to as the "Corporations") and are licensed for use by First Trust. The Fund has not been passed on by the
Corporations as to its legality or suitability. The Fund is not issued, endorsed, sold, or promoted by the Corporations. The Corporations make no warranties and bear no liability with respect to the Fund.


--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST NASDAQ(R) CLEAN EDGE(R) SMART GRID INFRASTRUCTURE INDEX FUND (GRID)
(CONTINUED)

-----------------------------------------------------------
                                          % OF TOTAL
SECTOR CLASSIFICATION                LONG-TERM INVESTMENTS
-----------------------------------------------------------
Industrials                                  51.24%
Information Technology                       24.74
Utilities                                    13.22
Consumer Discretionary                       10.78
Materials                                     0.02
                                            ------
    Total                                   100.00%
                                            ======

-----------------------------------------------------------
                                          % OF TOTAL
TOP TEN HOLDINGS                     LONG-TERM INVESTMENTS
-----------------------------------------------------------
Johnson Controls International PLC            8.41%
Eaton Corp. PLC                               8.36
ABB Ltd.                                      8.24
Schneider Electric SE                         8.06
Aptiv PLC                                     7.24
Terna Rete Elettrica Nazionale S.p.A.         4.24
Quanta Services, Inc.                         4.13
Samsung SDI Co., Ltd.                         3.82
Prysmian S.p.A.                               3.80
SolarEdge Technologies, Inc.                  3.79
                                            ------
    Total                                    60.09%
                                            ======


                                          PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                                              SEPTEMBER 30, 2010 - MARCH 31, 2021

            First Trust NASDAQ(R)         NASDAQ OMX                   Russell                             MSCI World
            Clean Edge(R) Smart Grid      Clean Edge Smart Grid        3000(R)     S&P Composite 1500(R)   Industrials
            Infrastructure Index Fund     Infrastructure Index(SM)     Index       Industrials Index       Index
            -------------------------     ------------------------     -------     -------------------     -----------
9/30/10     $10,000                       $10,000                      $10,000     $10,000                 $10,000
3/31/11      11,596                        11,637                       11,871      12,296                  11,918
9/30/11       8,037                         8,149                       10,055       9,550                   9,252
3/31/12       9,408                         9,517                       12,725      12,517                  11,433
9/30/12       9,710                         9,871                       13,092      12,448                  11,188
3/31/13      10,829                        11,055                       14,578      14,554                  12,854
9/30/13      11,501                        11,805                       15,920      16,273                  14,341
3/31/14      13,246                        13,652                       17,875      18,458                  15,636
9/30/14      12,213                        12,634                       18,747      18,757                  15,512
3/31/15      12,393                        12,865                       20,084      19,995                  16,058
9/30/15      10,995                        11,429                       18,654      18,085                  14,431
3/31/16      12,115                        12,678                       20,016      20,425                  15,936
9/30/16      13,822                        14,486                       21,445      21,659                  17,018
3/31/17      14,835                        15,617                       23,630      24,375                  18,575
9/30/17      17,516                        18,491                       25,454      26,637                  20,702
3/31/18      17,763                        18,770                       26,892      27,870                  21,387
9/30/18      17,227                        18,295                       29,928      29,826                  22,228
3/31/19      15,851                        16,888                       29,249      28,651                  21,283
9/30/19      18,145                        19,477                       30,802      30,058                  22,143
3/31/20      15,764                        17,042                       26,582      23,060                  17,559
9/30/20      23,242                        25,193                       35,423      30,430                  23,020
3/31/21      31,844                        34,718                       43,202      39,805                  28,612


Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS

Information showing the number of days the market price of the Fund's shares was greater (at a premium) and less (at a discount) than the Fund's net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter) is available at
https://www.ftportfolios.com/Retail/etf/home.aspx.

                                                                         Page 15


--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST INDXX GLOBAL NATURAL RESOURCES INCOME ETF (FTRI)

First Trust Indxx Global Natural Resources Income ETF (the "Fund") seeks investment results that correspond generally to the price and yield (before the
Fund's fees and expenses) of an equity index called the Indxx Global Natural
Resources Income Index (the "Index"). The shares of the Fund are listed and traded on The Nasdaq Stock Market LLC under the ticker symbol "FTRI." The Fund will normally invest at least 90% of its net assets (including investment borrowings) in the common stocks and depositary receipts that comprise the
Index.

The Index is owned and is developed, maintained and sponsored by Indxx, LLC. The
Index is a free float adjusted market capitalization weighted index designed to measure the market performance of the 50 highest dividend yielding companies involved in the upstream (i.e., generally exploration and production) segment of the natural resources sector.


-------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
-------------------------------------------------------------------------------------------------------------------------
                                                         AVERAGE ANNUAL TOTAL RETURNS        CUMULATIVE TOTAL RETURNS
                                   6 Months   1 Year    5 Years   10 Years   Inception    5 Years   10 Years   Inception
                                    Ended      Ended     Ended     Ended     (3/11/10)     Ended     Ended     (3/11/10)
                                   3/31/21    3/31/21   3/31/21   3/31/21    to 3/31/21   3/31/21   3/31/21    to 3/31/21
FUND PERFORMANCE
NAV                                 40.70%    65.89%    10.28%     -8.01%      -4.06%     63.12%    -56.61%     -36.79%
Market Price                        40.11%    64.93%    10.52%     -8.02%      -4.02%     64.88%    -56.64%     -36.47%

INDEX PERFORMANCE
Indxx Global Natural Resources
   Income Index*                    41.59%    67.20%    11.44%      N/A         N/A       71.87%      N/A         N/A
MSCI ACWI Materials Index           25.89%    76.62%    14.45%      3.15%       4.88%     96.36%     36.31%      69.41%
MSCI ACWI Index                     19.93%    54.60%    13.21%      9.14%       9.70%     85.98%    139.90%     178.38%
-------------------------------------------------------------------------------------------------------------------------


(See Notes to Fund Performance Overview on page 32.)

* Effective on the close of business December 18, 2015, the Fund's underlying index changed from the ISE Global Copper(TM) Index to the Indxx Global Natural
Resources Income Index. Therefore, the Fund's performance and total returns shown for the period prior to December 18, 2015, are not necessarily indicative of the performance the Fund, based on its current index, would have generated.
Since the Fund's new underlying index had an inception date of June 1, 2015, it was not in existence for all the periods disclosed.

-----------------------------
Indxx and the Index are trademarks of Indxx, LLC ("Indxx") and have been licensed for use for certain purposes by First Trust. The Fund is not sponsored, endorsed, sold or promoted by Indxx, and Indxx makes no representation regarding the advisability of trading in such product. The Index is determined, composed and calculated by Indxx without regard to First Trust or the Fund.


--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST INDXX GLOBAL NATURAL RESOURCES INCOME ETF (FTRI) (CONTINUED)

-----------------------------------------------------------
                                          % OF TOTAL
SECTOR CLASSIFICATION                LONG-TERM INVESTMENTS
-----------------------------------------------------------
Materials                                    57.95%
Energy                                       25.55
Consumer Staples                             10.58
Utilities                                     5.92
                                            ------
    Total                                   100.00%
                                            ======

-----------------------------------------------------------
                                          % OF TOTAL
TOP TEN HOLDINGS                     LONG-TERM INVESTMENTS
-----------------------------------------------------------
Rio Tinto PLC, ADR                            9.91%
BHP Group PLC, ADR                            9.91
ConocoPhillips                                9.12
Anglo American PLC                            9.03
International Paper Co.                       4.54
Archer-Daniels-Midland Co.                    4.54
Canadian Natural Resources Ltd.               4.53
Fortescue Metals Group Ltd.                   4.50
Nutrien Ltd.                                  4.39
MMC Norilsk Nickel PJSC                       4.08
                                            ------
    Total                                    64.55%
                                            ======


                    PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                        SEPTEMBER 30, 2010 - MARCH 31, 2021

            First Trust Indxx Global         MSCI ACWI           MSCI ACWI
            Natural Resources Income ETF     Materials Index     Index
            ----------------------------     ---------------     ---------
9/30/10     $10,000                          $10,000             $10,000
3/31/11      12,997                           11,905              11,354
9/30/11       7,950                            8,713               9,399
3/31/12       9,801                           10,085              11,270
9/30/12       9,049                            9,642              11,371
3/31/13       8,259                            9,656              12,457
9/30/13       7,215                            9,680              13,387
3/31/14       7,163                           10,154              14,522
9/30/14       7,043                            9,875              14,902
3/31/15       5,522                            9,438              15,309
9/30/15       3,698                            7,549              13,910
3/31/16       3,457                            8,265              14,644
9/30/16       3,705                            9,363              15,572
3/31/17       3,959                           10,392              16,846
9/30/17       4,278                           11,588              18,477
3/31/18       4,559                           12,034              19,334
9/30/18       4,756                           12,123              20,283
3/31/19       4,693                           11,670              19,851
9/30/19       4,546                           11,537              20,564
3/31/20       3,401                            9,187              17,618
9/30/20       4,010                           12,888              22,711
3/31/21       5,642                           16,225              27,237


Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS

Information showing the number of days the market price of the Fund's shares was greater (at a premium) and less (at a discount) than the Fund's net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter) is available at
https://www.ftportfolios.com/Retail/etf/home.aspx.

                                                                         Page 17


--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST INDXX GLOBAL AGRICULTURE ETF (FTAG)

First Trust Indxx Global Agriculture ETF (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the Indxx Global Agriculture Index (the
"Index"). The shares of the Fund are listed and traded on The Nasdaq Stock
Market LLC under the ticker symbol "FTAG." The Fund will normally invest at least 90% of its net assets (including investment borrowings) in the common stocks and depositary receipts that comprise the Index.

The Index is owned and is developed, maintained and sponsored by Indxx, LLC. The
Index is a market capitalization weighted index designed to measure the performance of companies that are directly or indirectly engaged in improving agricultural yields. The Index is composed of farmland companies and firms involved in chemicals and fertilizers, seeds, irrigation equipment, and farm machinery.


-------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
-------------------------------------------------------------------------------------------------------------------------
                                                         AVERAGE ANNUAL TOTAL RETURNS         CUMULATIVE TOTAL RETURNS
                                   6 Months   1 Year    5 Years   10 Years   Inception    5 Years   10 Years   Inception
                                    Ended      Ended     Ended     Ended     (3/11/10)     Ended     Ended     (3/11/10)
                                   3/31/21    3/31/21   3/31/21   3/31/21    to 3/31/21   3/31/21   3/31/21    to 3/31/21
FUND PERFORMANCE
NAV                                 39.47%    89.16%     9.76%    -14.22%     -12.25%     59.31%    -78.42%     -76.41%
Market Price                        40.05%    88.95%    10.09%    -14.27%     -12.25%     61.69%    -78.57%     -76.41%

INDEX PERFORMANCE
Indxx Global Agriculture Index*     40.42%    91.61%    10.77%      N/A         N/A       66.76%      N/A         N/A
MSCI ACWI Index                     19.93%    54.60%    13.21%      9.14%       9.70%     85.98%    139.90%     178.38%
MSCI ACWI Materials Index           25.89%    76.62%    14.45%      3.15%       4.88%     96.36%     36.31%      69.41%
-------------------------------------------------------------------------------------------------------------------------


(See Notes to Fund Performance Overview on page 32.)

* Effective on the close of business December 18, 2015, the Fund's underlying index changed from the ISE Global Platinum(TM) Index to the Indxx Global
Agriculture Index. Therefore, the Fund's performance and total returns shown for the period prior to December 18, 2015, are not necessarily indicative of the performance the Fund, based on its current Index, would have generated. Since the Fund's new underlying index had an inception date of June 1, 2015, it was not in existence for all the periods disclosed.

-----------------------------
Indxx and the Index are trademarks of Indxx, LLC ("Indxx") and have been licensed for use for certain purposes by First Trust. The Fund is not sponsored, endorsed, sold or promoted by Indxx and Indxx makes no representation regarding the advisability of trading in such product. The Index is determined, composed and calculated by Indxx without regard to First Trust or the Fund.


--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST INDXX GLOBAL AGRICULTURE ETF (FTAG) (CONTINUED)

-----------------------------------------------------------
                                          % OF TOTAL
SECTOR CLASSIFICATION                LONG-TERM INVESTMENTS
-----------------------------------------------------------
Materials                                    51.68%
Industrials                                  29.30
Health Care                                   9.73
Consumer Staples                              6.93
Consumer Discretionary                        2.36
                                            ------
    Total                                   100.00%
                                            ======

-----------------------------------------------------------
                                          % OF TOTAL
TOP TEN HOLDINGS                     LONG-TERM INVESTMENTS
-----------------------------------------------------------
Deere & Co.                                  10.31%
Bayer AG                                      9.72
BASF SE                                       9.59
Corteva, Inc.                                 5.91
Wilmar International Ltd.                     4.50
Kubota Corp.                                  4.48
Nutrien Ltd.                                  4.28
CNH Industrial N.V.                           3.69
Industries Qatar QSC                          3.46
Evonik Industries AG                          2.87
                                            ------
    Total                                    58.81%
                                            ======


                 PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                     SEPTEMBER 30, 2010 - MARCH 31, 2021

            First Trust Indxx          MSCI ACWI     MSCI ACWI
            Global Agriculture ETF     Index         Materials Index
            ----------------------     ---------     ---------------
9/30/10     $10,000                    $10,000       $10,000
3/31/11      11,160                     11,354        11,905
9/30/11       6,551                      9,399         8,713
3/31/12       6,714                     11,270        10,085
9/30/12       4,974                     11,371         9,642
3/31/13       4,766                     12,457         9,656
9/30/13       4,485                     13,387         9,680
3/31/14       4,456                     14,522        10,154
9/30/14       4,008                     14,902         9,875
3/31/15       3,317                     15,309         9,438
9/30/15       1,956                     13,910         7,549
3/31/16       1,512                     14,644         8,265
9/30/16       1,586                     15,572         9,363
3/31/17       1,821                     16,846        10,392
9/30/17       2,016                     18,477        11,588
3/31/18       1,988                     19,334        12,034
9/30/18       1,985                     20,283        12,123
3/31/19       1,778                     19,851        11,670
9/30/19       1,785                     20,564        11,538
3/31/20       1,274                     17,617         9,188
9/30/20       1,729                     22,710        12,890
3/31/21       2,411                     27,236        16,227


Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS

Information showing the number of days the market price of the Fund's shares was greater (at a premium) and less (at a discount) than the Fund's net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter) is available at
https://www.ftportfolios.com/Retail/etf/home.aspx.

                                                                         Page 19


--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST BICK INDEX FUND (BICK)

The First Trust BICK Index Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the ISE BICK(TM) Index (the "Index"). The shares of the Fund are listed and trade on The Nasdaq Stock Market LLC under the ticker symbol "BICK." The Fund will normally invest at least 90% of its net assets (including investment borrowings) in the common stocks and depositary receipts that comprise the Index.

The Index is developed, maintained and sponsored by Nasdaq, Inc. The Index is designed to provide a benchmark for investors interested in tracking some of the largest and most liquid public companies that are domiciled in Brazil, India,
China (including Hong Kong) and South Korea that are accessible for investment by U.S. investors.


-------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
-------------------------------------------------------------------------------------------------------------------------
                                                         AVERAGE ANNUAL TOTAL RETURNS        CUMULATIVE TOTAL RETURNS
                                   6 Months   1 Year    5 Years   10 Years   Inception    5 Years   10 Years   Inception
                                    Ended      Ended     Ended     Ended     (4/12/10)     Ended     Ended     (4/12/10)
                                   3/31/21    3/31/21   3/31/21   3/31/21    to 3/31/21   3/31/21   3/31/21    to 3/31/21
FUND PERFORMANCE
NAV                                 28.86%    82.51%    14.55%     2.63%       3.49%       97.25%    29.66%      45.62%
Market Price                        29.59%    84.73%    14.75%     2.71%       3.55%       98.99%    30.63%      46.65%

INDEX PERFORMANCE
ISE BICK(TM) Index                  29.85%    83.89%    15.68%     3.59%       4.44%      107.16%    42.34%      61.00%
MSCI ACWI Index                     19.93%    54.60%    13.21%     9.14%       9.36%       85.98%   139.90%     166.92%
MSCI Emerging Markets Index         22.43%    58.39%    12.07%     3.65%       4.64%       76.77%    43.15%      64.43%
-------------------------------------------------------------------------------------------------------------------------


(See Notes to Fund Performance Overview on page 32.)

-----------------------------
Nasdaq(R) and the Index are registered trademarks and service marks of Nasdaq,
Inc. (together with its affiliates hereinafter referred to as the
"Corporations") and are licensed for use by First Trust. The Fund has not been passed on by the Corporations as to its legality or suitability. The Fund is not issued, endorsed, sold or promoted by the Corporations. the corporations make no warranties and bear no liability with respect to the fund.


--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST BICK INDEX FUND (BICK) (CONTINUED)

-----------------------------------------------------------
                                          % OF TOTAL
SECTOR CLASSIFICATION                LONG-TERM INVESTMENTS
-----------------------------------------------------------
Consumer Discretionary                       23.62%
Financials                                   18.77
Information Technology                       12.10
Health Care                                  10.24
Materials                                     9.66
Communication Services                        8.48
Industrials                                   7.21
Consumer Staples                              4.11
Energy                                        3.71
Utilities                                     2.10
                                            ------
    Total                                   100.00%
                                            ======

-----------------------------------------------------------
                                          % OF TOTAL
TOP TEN HOLDINGS                     LONG-TERM INVESTMENTS
-----------------------------------------------------------
Sify Technologies Ltd., ADR                   2.05%
Vedanta Ltd., ADR                             2.04
Infosys Ltd., ADR                             2.00
Wipro Ltd., ADR                               1.89
Dr. Reddy's Laboratories Ltd., ADR            1.87
Yatra Online, Inc.                            1.84
HDFC Bank Ltd., ADR                           1.79
Axis Bank Ltd., GDR                           1.78
WNS (Holdings) Ltd., ADR                      1.77
ICICI Bank Ltd., ADR                          1.76
                                            ------
    Total                                    18.79%
                                            ======


                     PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                         SEPTEMBER 30, 2010 - MARCH 31, 2021

            First Trust BICK     ISE BICK(TM)     MSCI ACWI     MSCI Emerging
            Index Fund           Index            Index         Markets Index
            ----------------     ------------     ---------     -------------
9/30/10     $10,000              $10,000          $10,000       $10,000
3/31/11      10,781               10,785           11,354        10,953
9/30/11       7,282                7,432            9,399         8,385
3/31/12       8,636                8,713           11,270         9,989
9/30/12       7,994                8,119           11,371         9,805
3/31/13       8,139                8,262           12,457        10,162
9/30/13       8,049                8,248           13,387         9,901
3/31/14       8,455                8,702           14,522        10,039
9/30/14       8,688                8,993           14,902        10,327
3/31/15       8,157                8,505           15,309        10,082
9/30/15       6,590                6,830           13,910         8,335
3/31/16       7,088                7,411           14,644         8,869
9/30/16       8,172                8,540           15,572         9,734
3/31/17       8,865                9,309           16,846        10,396
9/30/17      10,390               10,975           18,477        11,920
3/31/18      11,150               11,758           19,334        12,970
9/30/18       9,683               10,360           20,283        11,823
3/31/19      10,069               10,832           19,851        12,025
9/30/19       9,511               10,255           20,563        11,587
3/31/20       7,661                8,346           17,617         9,901
9/30/20      10,848               11,822           22,712        12,807
3/31/21      13,979               15,351           27,239        15,680


Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS

Information showing the number of days the market price of the Fund's shares was greater (at a premium) and less (at a discount) than the Fund's net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter) is available at
https://www.ftportfolios.com/Retail/etf/home.aspx.

                                                                         Page 21


--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST INDXX NEXTG ETF (NXTG)

The First Trust Indxx NextG ETF (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the Indxx 5G & NextG Thematic Index(SM) (the
"Index"). The shares of the Fund are listed and trade on The Nasdaq Stock Market
LLC under the ticker symbol "NXTG." The Fund will normally invest at least 90%
of its net assets (including investment borrowings) in the common stocks and depositary receipts that comprise the Index.

The Index is owned and is developed, maintained and sponsored by Indxx, LLC. The
Index is designed to track the performance of companies that have devoted, or have committed to devote, material resources to the research, development and application of fifth generation (5G) and next generation digital cellular technologies as they emerge.


-------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
-------------------------------------------------------------------------------------------------------------------------
                                                         AVERAGE ANNUAL TOTAL RETURNS        CUMULATIVE TOTAL RETURNS
                                   6 Months   1 Year    5 Years   10 Years   Inception    5 Years   10 Years   Inception
                                    Ended      Ended     Ended     Ended     (2/17/11)     Ended     Ended     (2/17/11)
                                   3/31/21    3/31/21   3/31/21   3/31/21    to 3/31/21   3/31/21   3/31/21    to 3/31/21
FUND PERFORMANCE
NAV                                 23.55%    57.90%    15.60%     11.14%      10.33%     106.42%   187.67%     170.38%
Market Price                        23.84%    58.60%    15.78%     11.17%      10.38%     108.07%   188.38%     171.62%

INDEX PERFORMANCE
Indxx 5G & NextG Thematic
   Index(SM) (1) (2)                24.63%    59.60%      N/A       N/A         N/A         N/A       N/A         N/A
MSCI World Index (3)                19.57%    54.03%    13.36%      9.88%       9.60%      87.16%   156.58%     152.70%
MSCI ACWI Information
   Technology Index                 17.21%    71.72%    26.30%     18.18%      17.41%     221.38%   431.34%     407.26%
MSCI ACWI Index (3)                 19.93%    54.60%    13.21%      9.14%       8.97%      85.98%   139.90%     138.44%
-------------------------------------------------------------------------------------------------------------------------


(See Notes to Fund Performance Overview on page 32.)

(1)   On May 30, 2019, the Fund's underlying index changed from the NASDAQ CTA
      Smartphone Index(SM) to the Indxx 5G & NextG Thematic Index(SM).
      Therefore, the Fund's performance and historical returns shown for the periods prior to this date are not necessarily indicative of the performance that the Fund, based on its current index, would have generated.

(2)   Performance data is not available for all the periods shown in the table for the index because performance data does not exist for some of the entire periods.

(3)   On December 31, 2020, the Fund's benchmark changed from the MSCI World
      Index to the MSCI ACWI Index, because the Advisor believes that the MSCI
      ACWI Index better reflects the investment strategies of the Fund.

-----------------------------
Indxx and the Index are trademarks of Indxx, LLC ("Indxx") and have been licensed for use for certain purposes by First Trust. The Fund is not sponsored, endorsed, sold or promoted by Indxx and Indxx makes no representation regarding the advisability of trading in such product. The Index is determined, composed and calculated by Indxx without regard to First Trust or the Fund.


--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST INDXX NEXTG ETF (NXTG) (CONTINUED)

-----------------------------------------------------------
                                          % OF TOTAL
SECTOR CLASSIFICATION                LONG-TERM INVESTMENTS
-----------------------------------------------------------
Information Technology                       64.92%
Communication Services                       20.68
Real Estate                                   9.57
Consumer Discretionary                        3.44
Industrials                                   1.39
                                            ------
    Total                                   100.00%
                                            ======

-----------------------------------------------------------
                                          % OF TOTAL
TOP TEN HOLDINGS                     LONG-TERM INVESTMENTS
-----------------------------------------------------------
Lenovo Group Ltd.                             2.49%
LG Electronics, Inc.                          1.98
MediaTek, Inc.                                1.77
ASE Technology Holding Co., Ltd.              1.73
Hewlett Packard Enterprise Co.                1.70
Intel Corp.                                   1.67
NXP Semiconductors N.V.                       1.67
Skyworks Solutions, Inc.                      1.65
Micron Technology, Inc.                       1.62
F5 Networks, Inc.                             1.60
                                            ------
    Total                                    17.88%
                                            ======


                           PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                                FEBRUARY 17, 2011 - MARCH 31, 2021

            First Trust Indxx         MSCI World      MSCI ACWI Information     MSCI ACWI
            NextG ETF                 Index           Technology Index          Index
            ---------------------     -----------     ---------------------     ---------
2/17/11     $10,000                   $10,000         $10,000                   $10,000
3/31/11       9,399                     9,849           9,547                     9,939
9/30/11       7,503                     8,251           8,390                     8,228
3/31/12       9,238                     9,904          10,774                     9,866
9/30/12       7,805                    10,032          10,566                     9,954
3/31/13       9,021                    11,077          10,774                    10,905
9/30/13      10,975                    12,059          11,756                    11,719
3/31/14      12,117                    13,188          13,356                    12,713
9/30/14      12,748                    13,530          14,502                    13,046
3/31/15      13,920                    13,983          15,485                    13,402
9/30/15      12,194                    12,842          14,328                    12,177
3/31/16      13,098                    13,501          15,785                    12,820
9/30/16      14,585                    14,300          17,605                    13,633
3/31/17      16,474                    15,494          19,719                    14,748
9/30/17      18,041                    16,898          22,884                    16,176
3/31/18      18,932                    17,589          25,486                    16,927
9/30/18      18,076                    18,797          28,111                    17,758
3/31/19      17,816                    18,306          27,681                    17,380
9/30/19      18,397                    19,141          29,887                    18,004
3/31/20      17,123                    16,406          29,540                    15,424
9/30/20      21,885                    21,134          43,276                    19,883
3/31/21      27,038                    25,270          50,724                    23,844


Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS

Information showing the number of days the market price of the Fund's shares was greater (at a premium) and less (at a discount) than the Fund's net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter) is available at
https://www.ftportfolios.com/Retail/etf/home.aspx.

                                                                         Page 23


--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST NASDAQ GLOBAL AUTO INDEX FUND (CARZ)

The First Trust NASDAQ Global Auto Index Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the NASDAQ Global Auto Index(SM) (the
"Index"). The shares of the Fund are listed and trade on The Nasdaq Stock Market
LLC under the ticker symbol "CARZ." The Fund will normally invest at least 90%
of its net assets (including investment borrowings) in the common stocks and depositary receipts that comprise the Index.

The Index is owned and was developed by Nasdaq, Inc. (the "Index Provider"). The
Index is designed to track the performance of the largest and most liquid companies engaged in the manufacturing of automobiles. To be eligible for inclusion in the Index, a security must be issued by a company classified as an
"Automobile Manufacturer" by the Industry Classification Benchmark. In addition, a security must be listed on an Index-eligible global stock exchange, as determined by the Index Provider, have a minimum float-adjusted worldwide market capitalization of at least $500 million and a minimum three-month average daily dollar trading volume of $1 million and a minimum free float of 20%.


-------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
-------------------------------------------------------------------------------------------------------------------------
                                                                                 AVERAGE ANNUAL           CUMULATIVE
                                                                                 TOTAL RETURNS          TOTAL RETURNS
                                                         6 Months   1 Year    5 Years   Inception    5 Years   Inception
                                                          Ended      Ended     Ended     (5/9/11)     Ended     (5/9/11)
                                                         3/31/21    3/31/21   3/31/21   to 3/31/21   3/31/21   to 3/31/21
FUND PERFORMANCE
NAV                                                       47.39%    140.92%   13.87%      8.61%       91.43%    126.35%
Market Price                                              48.10%    142.02%   14.11%      8.68%       93.47%    127.88%

INDEX PERFORMANCE
NASDAQ Global Auto Index(SM)                              48.15%    143.04%   14.90%      9.65%      100.28%    148.70%
MSCI World Index                                          19.57%     54.03%   13.36%      9.80%       87.16%    152.12%
-------------------------------------------------------------------------------------------------------------------------


(See Notes to Fund Performance Overview on page 32.)

-----------------------------
NASDAQ(R) and the Index are registered trademarks and service marks of Nasdaq,
Inc. (together with its affiliates hereinafter referred to as the
"Corporations") and are licensed for use by First Trust. The Fund has not been passed on by the Corporations as to its legality or suitability. The Fund is not issued, endorsed, sold or promoted by the Corporations. The Corporations make no warranties and bear no liability with respect to the Fund.


--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST NASDAQ GLOBAL AUTO INDEX FUND (CARZ) (CONTINUED)

-----------------------------------------------------------
                                          % OF TOTAL
SECTOR CLASSIFICATION                LONG-TERM INVESTMENTS
-----------------------------------------------------------
Consumer Discretionary                      100.00%
                                            ------
    Total                                   100.00%
                                            ======

-----------------------------------------------------------
                                          % OF TOTAL
TOP TEN HOLDINGS                     LONG-TERM INVESTMENTS
-----------------------------------------------------------
General Motors Co.                            8.50%
Daimler AG                                    8.41
Honda Motor Co., Ltd.                         8.32
Toyota Motor Corp.                            7.99
Tesla, Inc.                                   7.51
Volkswagen AG (Preference Shares)             5.06
Porsche Automobil Holding SE
   (Preference Shares)                        4.84
Bayerische Motoren Werke AG                   4.54
Suzuki Motor Corp.                            3.99
Ford Motor Co.                                3.97
                                            ------
    Total                                    63.13%
                                            ======


                PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                        MAY 9, 2011 - MARCH 31, 2021

           First Trust NASDAQ         NASDAQ Global      MSCI World
           Global Auto Index Fund     Auto Index(SM)     Index
           ----------------------     --------------     ----------
5/9/11     $10,000                    $10,000            $10,000
9/30/11      7,545                      7,717              8,232
3/31/12      9,324                      9,459              9,881
9/30/12      8,282                      8,439             10,009
3/31/13     10,210                     10,402             11,052
9/30/13     13,205                     13,581             12,032
3/31/14     13,593                     14,039             13,158
9/30/14     13,085                     13,556             13,499
3/31/15     14,034                     14,601             13,951
9/30/15     11,727                     12,208             12,813
3/31/16     11,826                     12,418             13,470
9/30/16     11,990                     12,550             14,267
3/31/17     13,091                     13,851             15,458
9/30/17     14,803                     15,719             16,858
3/31/18     15,201                     16,109             17,547
9/30/18     13,682                     14,656             18,752
3/31/19     12,488                     13,426             18,263
9/30/19     12,453                     13,460             19,098
3/31/20      9,395                     10,233             16,368
9/30/20     15,358                     16,786             21,085
3/31/21     22,635                     24,870             25,212


Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS

Information showing the number of days the market price of the Fund's shares was greater (at a premium) and less (at a discount) than the Fund's net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter) is available at
https://www.ftportfolios.com/Retail/etf/home.aspx.

                                                                         Page 25


--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST CLOUD COMPUTING ETF (SKYY)

The First Trust Cloud Computing ETF (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the ISE CTA Cloud Computing Index(TM) (the
"Index"). The shares of the Fund are listed and trade on The Nasdaq Stock Market
LLC under the ticker symbol "SKYY." The Fund will normally invest at least 90%
of its net assets (including investment borrowings) in the common stocks and depositary receipts that comprise the Index.

The Index is owned by Nasdaq, Inc. The Index is designed to provide a benchmark for investors interested in tracking companies involved in the cloud computing industry. To be eligible for inclusion in the Index, a security must be issued by a cloud computing company classified by the Consumer Technology Association
("CTA"). A cloud computing company is a company engaged in one or more of the following activities: Infrastructure-as-a-Service, Platform-as-a-Service or
Software-as-a-Service. In addition, securities included in the Index must have a minimum capitalization of $500 million.


-------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
-------------------------------------------------------------------------------------------------------------------------
                                                                                 AVERAGE ANNUAL           CUMULATIVE
                                                                                 TOTAL RETURNS          TOTAL RETURNS
                                                         6 Months   1 Year    5 Years   Inception    5 Years   Inception
                                                          Ended      Ended     Ended     (7/5/11)     Ended     (7/5/11)
                                                         3/31/21    3/31/21   3/31/21   to 3/31/21   3/31/21   to 3/31/21
FUND PERFORMANCE
NAV                                                       22.09%    75.87%    27.06%      17.72%     231.17%    389.82%
Market Price                                              22.17%    75.83%    27.09%      17.72%     231.50%    389.97%

INDEX PERFORMANCE
ISE CTA Cloud Computing Index(TM) (1)                     22.48%    77.00%    27.66%      18.38%     239.01%    416.90%
S&P 500(R) Index                                          19.07%    56.35%    16.29%      14.15%     112.71%    262.72%
S&P Composite 1500(R) Information Technology Index        15.46%    67.88%    27.33%      20.57%     234.66%    518.25%
-------------------------------------------------------------------------------------------------------------------------


(See Notes to Fund Performance Overview on page 32.)

(1)   On June 24, 2019, the Fund's underlying index changed its methodology and changed its name from "ISE Cloud Computing(TM) Index" to "ISE CTA Cloud
      Computing Index(TM)."

-----------------------------
Nasdaq(R) and the Index are registered trademarks and service marks of Nasdaq,
Inc. (together with its affiliates hereinafter referred to as the
"Corporations") and are licensed for use by First Trust. The Fund has not been passed on by the Corporations as to its legality or suitability. The Fund is not issued, endorsed, sold or promoted by the Corporations. the corporations make no warranties and bear no liability with respect to the fund.


--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST CLOUD COMPUTING ETF (SKYY) (CONTINUED)

-----------------------------------------------------------
                                          % OF TOTAL
SECTOR CLASSIFICATION                LONG-TERM INVESTMENTS
-----------------------------------------------------------
Information Technology                       83.82%
Consumer Discretionary                        7.48
Communication Services                        7.38
Health Care                                   1.32
                                            ------
    Total                                   100.00%
                                            ======

-----------------------------------------------------------
                                          % OF TOTAL
TOP TEN HOLDINGS                     LONG-TERM INVESTMENTS
-----------------------------------------------------------
Rackspace Technology, Inc.                    4.33%
VMware, Inc., Class A                         4.17
Oracle Corp.                                  4.17
Arista Networks, Inc.                         4.13
Alphabet, Inc., Class A                       3.91
Microsoft Corp.                               3.89
Amazon.com, Inc.                              3.83
Alibaba Group Holding Ltd., ADR               3.65
Lumen Technologies, Inc.                      3.47
Cisco Systems, Inc.                           2.94
                                            ------
    Total                                    38.49%
                                            ======


                                 PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                                        JULY 5, 2011 - MARCH 31, 2021

            First Trust Cloud     ISE CTA Cloud           S&P 500(R)     S&P Composite 1500(R)
            Computing ETF         Computing Index(TM)     Index          Information Technology Index
            -----------------     -------------------     ----------     ----------------------------
7/5/11      $10,000               $10,000                 $10,000        $10,000
9/30/11       7,902                 7,909                   8,501          8,886
3/31/12      10,604                10,641                  10,702         11,739
9/30/12       9,864                 9,934                  11,068         11,695
3/31/13      10,531                10,640                  12,196         11,682
9/30/13      12,214                12,376                  13,209         12,718
3/31/14      13,390                13,612                  14,861         14,655
9/30/14      13,581                13,852                  15,815         16,153
3/31/15      14,551                14,885                  16,753         17,253
9/30/15      13,994                14,354                  15,718         16,547
3/31/16      14,789                15,247                  17,052         18,475
9/30/16      17,114                17,697                  18,143         20,324
3/31/17      19,392                19,930                  19,979         23,173
9/30/17      21,052                21,701                  21,519         26,144
3/31/18      24,370                25,195                  22,776         29,394
9/30/18      28,591                29,662                  25,375         34,091
3/31/19      29,280                30,490                  24,939         33,777
9/30/19      28,753                30,069                  26,455         36,949
3/31/20      27,851                29,204                  23,199         36,826
9/30/20      40,121                42,204                  30,462         53,545
3/31/21      48,982                51,690                  36,272         61,825


Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS

Information showing the number of days the market price of the Fund's shares was greater (at a premium) and less (at a discount) than the Fund's net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter) is available at
https://www.ftportfolios.com/Retail/etf/home.aspx.

                                                                         Page 27


--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST INTERNATIONAL EQUITY OPPORTUNITIES ETF (FPXI)

First Trust International Equity Opportunities ETF (formerly First Trust
International IPO ETF) (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an index called the IPOX(R) International Index (the "Index"). The shares of the
Fund are listed and trade on The Nasdaq Stock Market LLC under the ticker symbol
"FPXI." The Fund will normally invest at least 90% of its net assets (including investment borrowings) in the common stocks and depositary receipts that comprise the Index.

The Index is owned and is developed, maintained and sponsored by IPOX(R)
Schuster LLC (the "Index Provider"). The Index is a market-cap weighted portfolio measuring the performance of the top 50 companies domiciled outside the United States ranked quarterly by market capitalization in the IPOX(R)
Global Composite Index (the "Base Index") and represents, on average, 25% of the total market capitalization of the Base Index, a fully market capitalization-weighted index constructed and managed to provide a broad and objective view of global aftermarket performance of initial public offerings and spin-offs in all world countries (both developed and emerging market countries).


-------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
-------------------------------------------------------------------------------------------------------------------------
                                                                                 AVERAGE ANNUAL           CUMULATIVE
                                                                                 TOTAL RETURNS          TOTAL RETURNS
                                                         6 Months   1 Year    5 Years   Inception    5 Years   Inception
                                                          Ended      Ended     Ended    (11/4/14)     Ended    (11/4/14)
                                                         3/31/21    3/31/21   3/31/21   to 3/31/21   3/31/21   to 3/31/21
FUND PERFORMANCE
NAV                                                       15.75%    78.55%    21.39%      14.17%     163.59%    133.65%
Market Price                                              15.93%    80.00%    21.43%      14.27%     164.06%    134.96%

INDEX PERFORMANCE
IPOX(R) International Index                               16.98%    80.00%    22.43%      15.12%     175.06%    146.30%
MSCI World ex USA Index                                   20.53%    45.86%     8.92%       5.85%      53.32%     43.91%
-------------------------------------------------------------------------------------------------------------------------


(See Notes to Fund Performance Overview on page 32.)

-----------------------------
IPOX(R) and the Index are registered international trademarks and service marks of IPOX(R) Schuster LLC ("IPOX") and have been licensed for use by First Trust.
The Fund is not sponsored, endorsed, sold or promoted by IPOX, and IPOX makes no representation regarding the advisability of trading in such Fund.


--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST INTERNATIONAL EQUITY OPPORTUNITIES ETF (FPXI) (CONTINUED)

-----------------------------------------------------------
                                          % OF TOTAL
SECTOR CLASSIFICATION                LONG-TERM INVESTMENTS
-----------------------------------------------------------
Consumer Discretionary                       28.37%
Information Technology                       16.13
Communication Services                       15.33
Health Care                                  10.64
Financials                                    8.68
Energy                                        7.57
Industrials                                   7.39
Consumer Staples                              5.89
                                            ------
    Total                                   100.00%
                                            ======

-----------------------------------------------------------
                                          % OF TOTAL
TOP TEN HOLDINGS                     LONG-TERM INVESTMENTS
-----------------------------------------------------------
Saudi Arabian Oil Co.                         7.57%
Adyen N.V.                                    5.34
SoftBank Corp.                                4.91
Sea Ltd., ADR                                 4.50
Coupang, Inc.                                 4.45
Country Garden Services Holdings Co., Ltd.    3.93
Prosus N.V.                                   3.57
Meituan, Class B                              3.56
AXA S.A.                                      3.41
Takeda Pharmaceutical Co., Ltd., ADR          3.03
                                            ------
    Total                                    44.27%
                                            ======


                       PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                            NOVEMBER 4, 2014 - MARCH 31, 2021

            First Trust International     IPOX(R) International     MSCI World
            Equity Opportunities ETF      Index                     ex USA Index
            -------------------------     ---------------------     ------------
11/4/14     $10,000                       $10,000                   $10,000
3/31/15       9,798                         9,813                    10,252
9/30/15       8,526                         8,522                     9,212
3/31/16       8,864                         8,954                     9,386
9/30/16       9,432                         9,523                     9,872
3/31/17       9,913                        10,072                    10,506
9/30/17      11,952                        12,204                    11,722
3/31/18      12,949                        13,217                    11,951
9/30/18      12,352                        12,713                    12,036
3/31/19      12,308                        12,716                    11,594
9/30/19      12,920                        13,403                    11,922
3/31/20      13,086                        13,684                     9,866
9/30/20      20,185                        21,054                    11,940
3/31/21      23,365                        24,630                    14,391


Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS

Information showing the number of days the market price of the Fund's shares was greater (at a premium) and less (at a discount) than the Fund's net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter) is available at
https://www.ftportfolios.com/Retail/etf/home.aspx.

                                                                         Page 29


--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST NASDAQ CYBERSECURITY ETF (CIBR)

The First Trust Nasdaq Cybersecurity ETF (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the Nasdaq CTA Cybersecurity Index(SM) (the
"Index"). The shares of the Fund are listed and trade on The Nasdaq Stock Market
LLC under the ticker symbol "CIBR." The Fund will normally invest at least 90%
of its net assets (including investment borrowings) in the common stocks and depositary receipts that comprise the Index.

The Index is owned by Nasdaq, Inc. (the "Index Provider"). The Index Provider
and the Consumer Technology Association ("CTA") have jointly developed the eligibility and selection criteria and rules for the Index. The Index includes securities of companies classified as "cybersecurity" companies by the CTA.


-------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
-------------------------------------------------------------------------------------------------------------------------
                                                                                 AVERAGE ANNUAL           CUMULATIVE
                                                                                 TOTAL RETURNS          TOTAL RETURNS
                                                         6 Months   1 Year    5 Years   Inception    5 Years   Inception
                                                          Ended      Ended     Ended     (7/6/15)     Ended     (7/6/15)
                                                         3/31/21    3/31/21   3/31/21   to 3/31/21   3/31/21   to 3/31/21
FUND PERFORMANCE
NAV                                                       20.03%    62.67%    20.31%      14.43%     152.08%    116.65%
Market Price                                              20.19%    62.60%    20.37%      14.46%     152.70%    117.05%

INDEX PERFORMANCE
Nasdaq CTA Cybersecurity Index(SM)                        20.44%    63.78%    21.18%      15.27%     161.30%    125.91%
S&P 500(R) Index                                          19.07%    56.35%    16.29%      14.30%     112.71%    115.25%
S&P Composite 1500 Information Technology Index           15.46%    67.88%    27.33%      24.83%     234.66%    256.74%
-------------------------------------------------------------------------------------------------------------------------


(See Notes to Fund Performance Overview on page 32.)

-----------------------------
Nasdaq(R) and the Index are registered trademarks and service marks of Nasdaq,
Inc. (together with its affiliates hereinafter referred to as the
"Corporations") and are licensed for use by First Trust. The Fund has not been passed on by the Corporations as to its legality or suitability. The Fund is not issued, endorsed, sold or promoted by the Corporations. the corporations make no warranties and bear no liability with respect to the fund.


--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST NASDAQ CYBERSECURITY ETF (CIBR) (CONTINUED)

-----------------------------------------------------------
                                          % OF TOTAL
SECTOR CLASSIFICATION                LONG-TERM INVESTMENTS
-----------------------------------------------------------
Information Technology                       87.23%
Industrials                                  12.77
                                            ------
    Total                                   100.00%
                                            ======

-----------------------------------------------------------
                                          % OF TOTAL
TOP TEN HOLDINGS                     LONG-TERM INVESTMENTS
-----------------------------------------------------------
Cisco Systems, Inc.                           6.96%
Accenture PLC, Class A                        6.65
Splunk, Inc.                                  5.72
Crowdstrike Holdings, Inc., Class A           5.10
Zscaler, Inc.                                 5.06
F5 Networks, Inc.                             3.32
Fortinet, Inc.                                3.30
VMware, Inc., Class A                         3.29
Leidos Holdings, Inc.                         3.29
Juniper Networks, Inc.                        3.29
                                            ------
    Total                                    45.98%
                                            ======


                                    PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                                           JULY 6, 2015 - MARCH 31, 2021

            First Trust Nasdaq     Nasdaq CTA                  S&P 500(R)     S&P Composite 1500
            Cybersecurity ETF      Cybersecurity Index(TM)     Index          Information Technology Index
            ------------------     -----------------------     ----------     ----------------------------
7/6/15      $10,000                $10,000                     $10,000        $10,000
9/30/15       8,575                  8,585                       9,328          9,547
3/31/16       8,595                  8,645                      10,120         10,659
9/30/16      10,018                 10,113                      10,768         11,726
3/31/17      10,993                 11,137                      11,858         13,370
9/30/17      11,093                 11,276                      12,772         15,084
3/31/18      12,713                 12,943                      13,518         16,959
9/30/18      14,475                 14,808                      15,060         19,669
3/31/19      14,271                 14,642                      14,801         19,488
9/30/19      14,074                 14,493                      15,701         21,318
3/31/20      13,318                 13,794                      13,767         21,250
9/30/20      18,050                 18,758                      18,077         30,898
3/31/21      21,665                 22,591                      21,525         35,674


Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS

Information showing the number of days the market price of the Fund's shares was greater (at a premium) and less (at a discount) than the Fund's net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter) is available at
https://www.ftportfolios.com/Retail/etf/home.aspx.

                                                                         Page 31


--------------------------------------------------------------------------------
NOTES TO FUND PERFORMANCE OVERVIEW (UNAUDITED)
--------------------------------------------------------------------------------

Total returns for the periods since inception are calculated from the inception date of each Fund. "Average Annual Total Returns" represent the average annual change in value of an investment over the periods indicated. "Cumulative Total
Returns" represent the total change in value of an investment over the periods indicated. For certain Funds, the total returns would have been lower if certain fees had not been waived and expenses reimbursed by the Advisor.

Each Fund's per share net asset value ("NAV") is the value of one share of the
Fund and is computed by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of outstanding shares. The price used to calculate market return ("Market Price") is determined by using the midpoint of the national best bid and offer price ("NBBO") as of the time that the Fund's NAV is calculated. Under SEC rules, the NBBO consists of the highest displayed buy and lowest sell prices among the various exchanges trading the Fund at the time the Fund's NAV is calculated. Prior to January 1,
2019, the price used was the midpoint between the highest bid and the lowest offer on the stock exchange on which shares of the Fund were listed for trading as of the time that the Fund's NAV was calculated. Since shares of each Fund did not trade in the secondary market until after the Fund's inception, for the period from inception to the first day of secondary market trading in shares of the Fund, the NAV of each Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that all distributions have been reinvested in each Fund at NAV and Market Price, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike each Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by each Fund. These expenses negatively impact the performance of each Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The total returns presented reflect the reinvestment of dividends on securities in the indices. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. The investment return and principal value of shares of each
Fund will vary with changes in market conditions. Shares of each Fund may be worth more or less than their original cost when they are redeemed or sold in the market. Each Fund's past performance is no guarantee of future performance.


FIRST TRUST EXCHANGE-TRADED FUND II

UNDERSTANDING YOUR FUND EXPENSES
MARCH 31, 2021 (UNAUDITED)

As a shareholder of First Trust STOXX(R) European Select Dividend Index Fund,
First Trust FTSE EPRA/NAREIT Developed Markets Real Estate Index Fund, First
Trust Dow Jones Global Select Dividend Index Fund, First Trust Global Wind
Energy ETF, First Trust Global Engineering and Construction ETF, First Trust
NASDAQ(R) Clean Edge(R) Smart Grid Infrastructure Index Fund, First Trust Indxx
Global Natural Resources Income ETF, First Trust Indxx Global Agriculture ETF,
First Trust BICK Index Fund, First Trust Indxx NextG ETF, First Trust NASDAQ
Global Auto Index Fund, First Trust Cloud Computing ETF, First Trust
International Equity Opportunities ETF or First Trust Nasdaq Cybersecurity ETF
(each a "Fund" and collectively, the "Funds"), you incur two types of costs: (1)
transaction costs; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, if any, and other Fund expenses. This
Example is intended to help you understand your ongoing costs (in U.S. dollars)
of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held through the six-month period ended March 31, 2021.

ACTUAL EXPENSES

The first line in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Six-Month
Period" to estimate the expenses you paid on your account during this six-month period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the following table provides information about hypothetical account values and hypothetical expenses based on each Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as brokerage commissions. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.


------------------------------------------------------------------------------------------------------------------------
                                                                                          ANNUALIZED
                                                                                         EXPENSE RATIO     EXPENSES PAID
                                                     BEGINNING            ENDING         BASED ON THE       DURING THE
                                                   ACCOUNT VALUE      ACCOUNT VALUE        SIX-MONTH         SIX-MONTH
                                                  OCTOBER 1, 2020     MARCH 31, 2021      PERIOD (a)        PERIOD (b)
------------------------------------------------------------------------------------------------------------------------
FIRST TRUST STOXX(R) EUROPEAN SELECT DIVIDEND INDEX FUND (FDD)
Actual                                               $1,000.00          $1,380.40            0.57%             $3.38
Hypothetical (5% return before expenses)             $1,000.00          $1,022.09            0.57%             $2.87

FIRST TRUST FTSE EPRA/NAREIT DEVELOPED MARKETS REAL ESTATE INDEX FUND (FFR)
Actual                                               $1,000.00          $1,197.30            0.60%             $3.29
Hypothetical (5% return before expenses)             $1,000.00          $1,021.94            0.60%             $3.02

FIRST TRUST DOW JONES GLOBAL SELECT DIVIDEND INDEX FUND (FGD)
Actual                                               $1,000.00          $1,431.10            0.56%             $3.39
Hypothetical (5% return before expenses)             $1,000.00          $1,022.14            0.56%             $2.82

FIRST TRUST GLOBAL WIND ENERGY ETF (FAN)
Actual                                               $1,000.00          $1,287.60            0.60%             $3.42
Hypothetical (5% return before expenses)             $1,000.00          $1,021.94            0.60%             $3.02

FIRST TRUST GLOBAL ENGINEERING AND CONSTRUCTION ETF (FLM)
Actual                                               $1,000.00          $1,317.90            0.70%             $4.05
Hypothetical (5% return before expenses)             $1,000.00          $1,021.44            0.70%             $3.53


                                                                         Page 33


FIRST TRUST EXCHANGE-TRADED FUND II

UNDERSTANDING YOUR FUND EXPENSES (CONTINUED)
MARCH 31, 2021 (UNAUDITED)


------------------------------------------------------------------------------------------------------------------------
                                                                                          ANNUALIZED
                                                                                         EXPENSE RATIO     EXPENSES PAID
                                                     BEGINNING            ENDING         BASED ON THE       DURING THE
                                                   ACCOUNT VALUE      ACCOUNT VALUE        SIX-MONTH         SIX-MONTH
                                                  OCTOBER 1, 2020     MARCH 31, 2021      PERIOD (a)        PERIOD (b)
------------------------------------------------------------------------------------------------------------------------
FIRST TRUST NASDAQ(R) CLEAN EDGE(R) SMART GRID INFRASTRUCTURE INDEX FUND (GRID)
Actual                                               $1,000.00          $1,370.10            0.69%             $4.08
Hypothetical (5% return before expenses)             $1,000.00          $1,021.49            0.69%             $3.48

FIRST TRUST INDXX GLOBAL NATURAL RESOURCES INCOME ETF (FTRI)
Actual                                               $1,000.00          $1,407.00            0.70%             $4.20
Hypothetical (5% return before expenses)             $1,000.00          $1,021.44            0.70%             $3.53

FIRST TRUST INDXX GLOBAL AGRICULTURE ETF (FTAG)
Actual                                               $1,000.00          $1,394.70            0.70%             $4.18
Hypothetical (5% return before expenses)             $1,000.00          $1,021.44            0.70%             $3.53

FIRST TRUST BICK INDEX FUND (BICK)
Actual                                               $1,000.00          $1,288.60            0.64%             $3.65
Hypothetical (5% return before expenses)             $1,000.00          $1,021.74            0.64%             $3.23

FIRST TRUST INDXX NEXTG ETF (NXTG)
Actual                                               $1,000.00          $1,235.50            0.70%             $3.90
Hypothetical (5% return before expenses)             $1,000.00          $1,021.44            0.70%             $3.53

FIRST TRUST NASDAQ GLOBAL AUTO INDEX FUND (CARZ)
Actual                                               $1,000.00          $1,473.90            0.70%             $4.32
Hypothetical (5% return before expenses)             $1,000.00          $1,021.44            0.70%             $3.53

FIRST TRUST CLOUD COMPUTING ETF (SKYY)
Actual                                               $1,000.00          $1,220.90            0.60%             $3.32
Hypothetical (5% return before expenses)             $1,000.00          $1,021.94            0.60%             $3.02

FIRST TRUST INTERNATIONAL EQUITY OPPORTUNITIES ETF (FPXI)
Actual                                               $1,000.00          $1,157.50            0.70%             $3.77
Hypothetical (5% return before expenses)             $1,000.00          $1,021.44            0.70%             $3.53

FIRST TRUST NASDAQ CYBERSECURITY ETF (CIBR)
Actual                                               $1,000.00          $1,200.30            0.60%             $3.29
Hypothetical (5% return before expenses)             $1,000.00          $1,021.94            0.60%             $3.02


(a)   These expense ratios reflect expense caps for certain Funds. See Note 3 in the Notes to Financial Statements.

(b)   Expenses are equal to the annualized expense ratio as indicated in the table multiplied by the average account value over the period (October 1,
      2020 through March 31, 2021), multiplied by 182/365 (to reflect the six-month period).


FIRST TRUST STOXX(R) EUROPEAN SELECT DIVIDEND INDEX FUND (FDD)

PORTFOLIO OF INVESTMENTS
MARCH 31, 2021 (UNAUDITED)

SHARES       DESCRIPTION                                VALUE
-------------------------------------------------------------
             COMMON STOCKS (a) -- 99.4%
             AUSTRIA -- 2.7%
     119,974 OMV AG                            $    6,086,423
                                               --------------
             BELGIUM -- 7.9%
     126,131 Ageas S.A./N.V.                        7,626,464
     474,839 Proximus S.A., DP                     10,335,055
                                               --------------
                                                   17,961,519
                                               --------------
             FINLAND -- 5.5%
     268,620 Fortum OYJ                             7,169,668
     142,923 Nokian Renkaat OYJ                     5,175,686
                                               --------------
                                                   12,345,354
                                               --------------
             FRANCE -- 10.1%
      81,215 Covivio                                6,952,605
     828,495 Orange S.A.                           10,206,443
      92,842 Publicis Groupe S.A.                   5,665,917
                                               --------------
                                                   22,824,965
                                               --------------
             GERMANY -- 18.4%
      25,910 Allianz SE                             6,595,013
     427,762 alstria office REIT-AG                 6,912,575
      83,876 Bayerische Motoren Werke AG
                (Preference Shares)                 6,673,844
      75,418 Deutsche Post AG                       4,132,057
     158,782 Evonik Industries AG                   5,615,922
      50,163 Porsche Automobil Holding SE
                (Preference Shares)                 5,319,079
     224,290 TAG Immobilien AG                      6,402,048
                                               --------------
                                                   41,650,538
                                               --------------
             ITALY -- 12.7%
     222,252 Assicurazioni Generali S.p.A.          4,446,447
     587,993 Poste Italiane S.p.A. (b) (c)          7,474,633
   1,492,904 Snam S.p.A.                            8,277,474
  14,807,096 Telecom Italia S.p.A.                  8,515,474
                                               --------------
                                                   28,714,028
                                               --------------
             LUXEMBOURG -- 2.9%
     257,942 Grand City Properties S.A.             6,461,179
                                               --------------
             NETHERLANDS -- 4.4%
     201,508 NN Group N.V.                          9,851,733
                                               --------------
             SWEDEN -- 3.2%
     537,886 Tele2 AB, Class B                      7,255,205
                                               --------------
             SWITZERLAND -- 10.6%
     127,951 LafargeHolcim Ltd.                     7,518,805
      11,608 Swiss Life Holding AG                  5,706,054
     262,621 UBS Group AG                           4,066,506
      15,514 Zurich Insurance Group AG              6,621,539
                                               --------------
                                                   23,912,904
                                               --------------
             UNITED KINGDOM -- 21.0%
     717,158 GlaxoSmithKline PLC                   12,734,184
     874,229 IG Group Holdings PLC                 10,859,015
   3,168,798 Legal & General Group PLC             12,192,557
     587,634 SSE PLC                               11,787,191
                                               --------------
                                                   47,572,947
                                               --------------
             TOTAL COMMON STOCKS -- 99.4%         224,636,795
             (Cost $190,803,235)               --------------

SHARES       DESCRIPTION                                VALUE
-------------------------------------------------------------
             RIGHTS (a) -- 0.0%
             ITALY -- 0.0%
     953,433 Snam S.p.A., expiring
                4/7/21 (d) (e) (f)             $          984
             (Cost $0)                         --------------

             TOTAL INVESTMENTS -- 99.4%           224,637,779
             (Cost $190,803,235) (g)
             NET OTHER ASSETS AND
                LIABILITIES -- 0.6%                 1,367,686
                                               --------------
             NET ASSETS -- 100.0%              $  226,005,465
                                               ==============

(a)   Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund's underlying index. For a breakdown of the portfolio securities by sector, please see the Fund Performance Overview.

(b)   This security is exempt from registration upon resale under Rule 144A of the Securities Act of 1933, as amended (the "1933 Act") and may be resold in transactions exempt from registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it trades freely without any additional registration. As such, it does not require the additional disclosure required of restricted securities.

(c)   This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the 1933 Act.

(d)   This security is fair valued by the Advisor's Pricing Committee in accordance with procedures adopted by the Trust's Board of Trustees, and in accordance with provisions of the Investment Company Act of 1940, as amended. At March 31, 2021, securities noted as such are valued at $984 or
      0.0% of net assets.

(e)   Pursuant to procedures adopted by the Trust's Board of Trustees, this security has been determined to be illiquid by First Trust Advisors, L.P., the Fund's Advisor.

(f)   Non-income producing security.

(g)   Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of March 31, 2021, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $38,537,553 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $4,703,009. The net unrealized appreciation was
      $33,834,544.

                        See Notes to Financial Statements                Page 35


FIRST TRUST STOXX(R) EUROPEAN SELECT DIVIDEND INDEX FUND (FDD)

PORTFOLIO OF INVESTMENTS (CONTINUED)
MARCH 31, 2021 (UNAUDITED)

-----------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of March 31,
2021 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial
Statements):

                                                     LEVEL 2       LEVEL 3
                       TOTAL          LEVEL 1      SIGNIFICANT   SIGNIFICANT
                      VALUE AT         QUOTED       OBSERVABLE   UNOBSERVABLE
                      3/31/21          PRICES         INPUTS        INPUTS
                   ----------------------------------------------------------
Common
   Stocks*         $  224,636,795  $  224,636,795  $         --  $         --
Rights*                       984              --           984            --
                   ----------------------------------------------------------
Total
  Investments      $  224,637,779  $  224,636,795  $        984  $         --
                   ==========================================================

* See Portfolio of Investments for country breakout.

                                                 % OF TOTAL
CURRENCY EXPOSURE DIVERSIFICATION               INVESTMENTS
-------------------------------------------------------------
Euro                                                65.0%
British Pound Sterling                              21.2
Swiss Franc                                         10.6
Swedish Krona                                        3.2
                                                   ------
     Total                                         100.0%
                                                   ======

Page 36                 See Notes to Financial Statements


FIRST TRUST FTSE EPRA/NAREIT DEVELOPED MARKETS REAL ESTATE INDEX FUND (FFR)

PORTFOLIO OF INVESTMENTS
MARCH 31, 2021 (UNAUDITED)

SHARES       DESCRIPTION                                VALUE
-------------------------------------------------------------
             COMMON STOCKS (a) -- 99.2%
             AUSTRALIA -- 3.4%
     196,196 BGP Holdings
                PLC (b) (c) (d) (e) (f)        $            0
       9,435 BWP Trust                                 28,307
       9,446 Charter Hall Long Wale REIT               33,865
       9,345 Charter Hall Retail REIT                  27,256
      27,441 Cromwell Property Group                   17,195
      21,177 Dexus                                    156,829
      37,804 GPT Group (The)                          132,085
      76,263 Mirvac Group                             144,814
      18,948 National Storage REIT                     28,784
     100,635 Scentre Group                            215,553
      20,781 Shopping Centres Australasia
                Property Group                         39,618
      46,232 Stockland                                154,508
      72,744 Vicinity Centres                          91,443
      15,150 Waypoint REIT                             28,883
                                               --------------
                                                    1,099,140
                                               --------------
             AUSTRIA -- 0.2%
       1,336 CA Immobilien Anlagen AG                  56,559
                                               --------------
             BELGIUM -- 1.0%
         640 Aedifica S.A.                             73,402
         100 Ascencio                                   5,553
         417 Befimmo S.A.                              16,993
         524 Cofinimmo S.A.                            76,321
         444 Intervest Offices & Warehouses
                N.V.                                   11,012
          47 Leasinvest Real Estate S.C.A.              4,123
         234 Montea C.V.A.                             24,423
         194 Retail Estates N.V.                       13,286
       2,699 Warehouses De Pauw C.V.A.                 89,193
         390 Xior Student Housing N.V. (g)             20,810
                                               --------------
                                                      335,116
                                               --------------
             BERMUDA -- 0.4%
      22,517 Hongkong Land Holdings Ltd.              110,558
                                               --------------
             CANADA -- 2.8%
       2,358 Allied Properties Real Estate
                Investment Trust                       76,255
       2,247 Artis Real Estate Investment
                Trust                                  19,382
         732 Boardwalk Real Estate
                Investment Trust                       21,150
       3,283 Canadian Apartment Properties
                REIT                                  140,704
       4,157 Chartwell Retirement Residences           38,735
       4,950 Choice Properties Real Estate
                Investment Trust                       53,411
       3,253 Cominar Real Estate Investment
                Trust                                  24,151
       1,786 Crombie Real Estate Investment
                Trust                                  22,483
       2,939 Dream Industrial Real Estate
                Investment Trust                       31,385
         770 Dream Office Real Estate
                Investment Trust                       12,965

SHARES       DESCRIPTION                                VALUE
-------------------------------------------------------------
             CANADA (CONTINUED)
       4,178 First Capital Real Estate
                Investment Trust               $       54,822
       1,120 Granite Real Estate Investment
                Trust                                  68,107
       5,455 H&R Real Estate Investment
                Trust                                  61,899
       2,171 InterRent Real Estate Investment
                Trust                                  25,550
       1,870 Killam Apartment Real Estate
                Investment Trust                       27,543
       2,896 NorthWest Healthcare Properties
                Real Estate Investment Trust           29,797
       6,136 RioCan Real Estate Investment
                Trust                                  95,016
       2,521 SmartCentres Real Estate
                Investment Trust                       53,863
       2,411 Summit Industrial Income REIT             27,358
       1,031 WPT Industrial Real Estate
                Investment Trust                       15,568
                                               --------------
                                                      900,144
                                               --------------
             CAYMAN ISLANDS -- 1.4%
      46,095 CK Asset Holdings Ltd.                   279,863
      32,272 Wharf Real Estate Investment
                Co., Ltd.                             180,786
                                               --------------
                                                      460,649
                                               --------------
             FINLAND -- 0.3%
       1,489 Citycon OYJ                               12,380
       3,781 Kojamo OYJ                                73,959
                                               --------------
                                                       86,339
                                               --------------
             FRANCE -- 1.2%
         756 Carmila S.A.                              11,437
         970 Covivio                                   83,039
       1,005 Gecina S.A.                              138,364
         616 ICADE                                     45,041
       3,563 Klepierre S.A.                            83,086
       1,190 Mercialys S.A.                            13,111
                                               --------------
                                                      374,078
                                               --------------
             GERMANY -- 4.3%
       3,447 alstria office REIT-AG                    55,703
         991 Deutsche EuroShop AG (e)                  20,640
       6,722 Deutsche Wohnen SE                       313,582
       1,369 Hamborner REIT AG                         14,473
       1,399 LEG Immobilien SE                        184,011
       2,448 TAG Immobilien AG                         69,875
         172 TLG Immobilien AG                          5,031
      10,982 Vonovia SE                               717,340
                                               --------------
                                                    1,380,655
                                               --------------
             GUERNSEY -- 0.2%
       4,651 BMO Real Estate Investments
                Ltd.                                    4,783
       7,134 Regional REIT Ltd. (g) (h)                 7,760
       9,608 Schroder Real Estate Investment
                Trust Ltd.                              5,285
      18,765 Sirius Real Estate Ltd.                   22,972

                        See Notes to Financial Statements                Page 37


FIRST TRUST FTSE EPRA/NAREIT DEVELOPED MARKETS REAL ESTATE INDEX FUND (FFR)

PORTFOLIO OF INVESTMENTS (CONTINUED)
MARCH 31, 2021 (UNAUDITED)

SHARES       DESCRIPTION                                VALUE
-------------------------------------------------------------
             COMMON STOCKS (a) (CONTINUED)
             GUERNSEY (CONTINUED)
       7,889 Standard Life Investment Property
                Income Trust Ltd.              $        6,645
                                               --------------
                                                       47,445
                                               --------------
             HONG KONG -- 3.9%
      38,350 Champion REIT                             22,495
      39,303 Hang Lung Properties Ltd.                102,124
      11,646 Hysan Development Co., Ltd.               45,541
      40,310 Link REIT                                367,110
      27,849 New World Development Co.,
                Ltd.                                  144,007
      66,960 Sino Land Co., Ltd.                       93,195
      27,608 Sun Hung Kai Properties Ltd.             418,341
      20,399 Swire Properties Ltd.                     63,106
                                               --------------
                                                    1,255,919
                                               --------------
             IRELAND -- 0.1%
      12,859 Hibernia REIT PLC                         16,648
       8,487 Irish Residential Properties REIT
                PLC                                    16,243
                                               --------------
                                                       32,891
                                               --------------
             ISLE OF MAN -- 0.0%
       5,170 RDI REIT PLC                               8,667
                                               --------------
             ISRAEL -- 0.2%
       2,837 Amot Investments Ltd.                     15,156
         709 Azrieli Group Ltd.                        43,710
                                               --------------
                                                       58,866
                                               --------------
             ITALY -- 0.0%
       1,265 Immobiliare Grande Distribuzione
                SIIQ S.p.A.                             5,259
                                               --------------
             JAPAN -- 11.5%
          13 Activia Properties, Inc.                  57,002
          25 Advance Residence Investment
                Corp.                                  78,347
       2,323 AEON Mall Co., Ltd.                       40,386
          30 AEON REIT Investment Corp.                40,370
          12 Comforia Residential REIT, Inc.           36,577
          39 Daiwa House REIT Investment
                Corp.                                 104,646
           5 Daiwa Office Investment Corp.             35,177
          38 Daiwa Securities Living
                Investments Corp.                      37,271
           9 Frontier Real Estate Investment
                Corp.                                  38,325
          14 Fukuoka REIT Corp.                        21,975
          19 Global One Real Estate
                Investment Corp.                       20,695
          79 GLP J-REIT                               129,711
           4 Hoshino Resorts REIT, Inc.                23,048
       7,067 Hulic Co., Ltd.                           83,291
          22 Hulic REIT, Inc.                          34,433
          23 Ichigo Office REIT Investment
                Corp.                                  19,692
          37 Industrial & Infrastructure Fund
                Investment Corp.                       63,457

SHARES       DESCRIPTION                                VALUE
-------------------------------------------------------------
             JAPAN (CONTINUED)
         168 Invesco Office J-REIT, Inc.       $       26,446
          95 Invincible Investment Corp.               35,821
          24 Japan Excellent, Inc.                     31,082
          87 Japan Hotel REIT Investment
                Corp.                                  48,951
          17 Japan Logistics Fund, Inc.                47,902
         136 Japan Metropolitan Fund Invest           138,917
          17 Japan Prime Realty Investment
                Corp.                                  63,409
          25 Japan Real Estate Investment
                Corp.                                 147,437
           7 Kenedix Office Investment Corp.           49,754
          18 Kenedix Residential Next
                Investment Corp.                       35,114
          10 Kenedix Retail REIT Corp.                 24,267
          32 LaSalle Logiport REIT                     48,495
      22,042 Mitsubishi Estate Co., Ltd.              384,702
           6 Mitsubishi Estate Logistics REIT
                Investment Corp.                       23,572
      17,953 Mitsui Fudosan Co., Ltd.                 407,540
          10 Mitsui Fudosan Logistics Park,
                Inc.                                   49,402
          31 Mori Hills REIT Investment Corp.          42,920
          19 Mori Trust Sogo REIT, Inc.                26,649
           9 Nippon Accommodations Fund,
                Inc.                                   52,752
          29 Nippon Building Fund, Inc.               170,504
          43 Nippon Prologis REIT, Inc.               138,058
           8 NIPPON REIT Investment Corp.              30,526
       2,220 Nomura Real Estate Holdings, Inc.         53,432
          87 Nomura Real Estate Master Fund,
                Inc.                                  130,746
          51 Orix JREIT, Inc.                          88,620
          25 Premier Investment Corp.                  35,697
          78 Sekisui House REIT, Inc.                  64,809
       7,679 Sumitomo Realty & Development
                Co., Ltd.                             270,889
       3,850 Tokyo Tatemono Co., Ltd.                  58,450
          17 Tokyu REIT, Inc.                          27,774
          57 United Urban Investment Corp.             76,498
                                               --------------
                                                    3,695,538
                                               --------------
             JERSEY -- 0.0%
       1,583 Phoenix Spree Deutschland Ltd.             7,191
                                               --------------
             LUXEMBOURG -- 0.9%
       1,576 ADLER Group S.A. (e) (g) (h)              43,173
      23,271 Aroundtown S.A.                          165,650
       2,201 Grand City Properties S.A.                55,133
         486 Shurgard Self Storage S.A.                22,142
                                               --------------
                                                      286,098
                                               --------------
             MULTI-NATIONAL -- 0.7%
       2,613 Unibail-Rodamco-Westfield (e)            209,413
                                               --------------
             NETHERLANDS -- 0.2%
         933 Eurocommercial Properties N.V.,
                C.V.A (e)                              20,570
         357 NSI N.V.                                  14,151

Page 38                 See Notes to Financial Statements


FIRST TRUST FTSE EPRA/NAREIT DEVELOPED MARKETS REAL ESTATE INDEX FUND (FFR)

PORTFOLIO OF INVESTMENTS (CONTINUED)
MARCH 31, 2021 (UNAUDITED)

SHARES       DESCRIPTION                                VALUE
-------------------------------------------------------------
             COMMON STOCKS (a) (CONTINUED)
             NETHERLANDS (CONTINUED)
         332 Vastned Retail N.V.               $        9,675
         782 Wereldhave N.V. (e)                       13,361
                                               --------------
                                                       57,757
                                               --------------
             NEW ZEALAND -- 0.3%
      21,088 Goodman Property Trust                    33,285
      30,439 Kiwi Property Group Ltd.                  26,360
      20,476 Precinct Properties New Zealand
                Ltd.                                   23,310
                                               --------------
                                                       82,955
                                               --------------
             NORWAY -- 0.2%
       3,234 Entra ASA (g) (h)                         71,802
                                               --------------
             SINGAPORE -- 3.3%
      63,256 Ascendas Real Estate Investment
                Trust                                 143,422
      34,476 Ascott Residence Trust                    27,423
      84,597 CapitaLand Integrated
                Commercial Trust                      136,467
      49,834 CapitaLand Ltd.                          139,292
      15,267 CDL Hospitality Trusts                    14,073
       9,120 City Developments Ltd.                    54,102
      26,157 Fortune Real Estate Investment
                Trust                                  25,067
      20,773 Frasers Centrepoint Trust                 37,988
      50,464 Frasers Logistics & Commercial
                Trust (g)                              54,395
      23,494 Keppel DC REIT                            47,156
      38,093 Keppel REIT                               34,548
      27,976 Manulife US Real Estate
                Investment Trust (g)                   20,422
      42,466 Mapletree Commercial Trust                66,925
      31,682 Mapletree Industrial Trust                64,532
      55,577 Mapletree Logistics Trust                 79,738
       7,459 Parkway Life Real Estate
                Investment Trust                       22,623
      40,479 Suntec Real Estate Investment
                Trust                                  46,943
       9,515 UOL Group Ltd.                            55,879
                                               --------------
                                                    1,070,995
                                               --------------
             SPAIN -- 0.4%
       6,300 Inmobiliaria Colonial Socimi S.A.         60,988
       1,176 Lar Espana Real Estate Socimi
                S.A.                                    7,033
       6,429 Merlin Properties Socimi S.A.             65,743
                                               --------------
                                                      133,764
                                               --------------
             SWEDEN -- 2.2%
         877 Atrium Ljungberg AB, Class B              15,705
       5,299 Castellum AB                             116,860
         488 Catena AB                                 21,513
       1,626 Dios Fastigheter AB                       13,368
       5,043 Fabege AB                                 67,993
       1,952 Fastighets AB Balder, Class B (e)         96,690
       2,080 Hufvudstaden AB, Class A                  30,247
      12,277 Klovern AB, Class B                       21,409

SHARES       DESCRIPTION                                VALUE
-------------------------------------------------------------
             SWEDEN (CONTINUED)
       3,658 Kungsleden AB                     $       38,220
       3,402 Nyfosa AB (e)                             34,980
       1,711 Pandox AB (e)                             28,995
       3,328 Sagax AB, Class B                         71,945
      19,278 Samhallsbyggnadsbolaget i
                Norden AB                              59,996
       3,158 Wallenstam AB, Class B                    43,139
       2,571 Wihlborgs Fastigheter AB                  48,780
                                               --------------
                                                      709,840
                                               --------------
             SWITZERLAND -- 1.1%
         272 Allreal Holding AG                        54,794
          56 Hiag Immobilien Holding AG (e)             6,458
          22 Intershop Holding AG                      14,525
         125 Mobimo Holding AG                         38,155
         172 Peach Property Group AG (e)                9,045
         834 PSP Swiss Property AG                    101,653
       1,456 Swiss Prime Site AG                      134,254
                                               --------------
                                                      358,884
                                               --------------
             UNITED KINGDOM -- 4.5%
       4,503 Aberdeen Standard European
                Logistics Income PLC (g) (h)            6,736
      50,679 Assura PLC                                50,374
       3,127 Big Yellow Group PLC                      48,067
      17,929 British Land (The) Co. PLC               124,772
      14,208 Capital & Counties Properties
                PLC                                    33,435
      12,062 Civitas Social Housing PLC (g)            17,926
       3,025 CLS Holdings PLC                           9,550
       7,517 Custodian REIT PLC                         9,513
       1,950 Derwent London PLC                        86,778
      11,372 Empiric Student Property PLC (e)          12,432
       8,826 GCP Student Living PLC                    18,860
      12,832 Grainger PLC                              47,198
       4,912 Great Portland Estates PLC                46,034
      78,671 Hammerson PLC                             37,949
       1,955 Helical PLC                               11,145
       4,566 Impact Healthcare REIT PLC (g)             7,144
      13,817 Land Securities Group PLC                131,452
      17,045 LondonMetric Property PLC                 50,192
      11,270 LXI REIT PLC (g)                          19,576
       5,859 NewRiver REIT PLC (e)                      7,576
      25,167 Primary Health Properties PLC             51,419
       3,967 Safestore Holdings PLC                    43,505
      23,059 Segro PLC                                298,056
       5,394 Shaftesbury PLC (e)                       47,703
       8,868 Target Healthcare REIT PLC                13,864
       7,073 Triple Point Social Housing REIT
                PLC (g) (h)                             9,848
      33,087 Tritax Big Box REIT PLC                   81,877
       9,839 Tritax EuroBox PLC (g) (h)                13,632
       6,169 UNITE Group (The) PLC (e)                 90,744
       2,583 Workspace Group PLC                       28,488
                                               --------------
                                                    1,455,845
                                               --------------

                        See Notes to Financial Statements                Page 39


FIRST TRUST FTSE EPRA/NAREIT DEVELOPED MARKETS REAL ESTATE INDEX FUND (FFR)

PORTFOLIO OF INVESTMENTS (CONTINUED)
MARCH 31, 2021 (UNAUDITED)

SHARES       DESCRIPTION                                VALUE
-------------------------------------------------------------
             COMMON STOCKS (a) (CONTINUED)
             UNITED STATES -- 54.5%
       1,631 Acadia Realty Trust               $       30,940
       1,197 Agree Realty Corp.                        80,570
          41 Alexander's, Inc.                         11,369
       2,624 Alexandria Real Estate Equities,
                Inc.                                  431,123
         968 American Assets Trust, Inc.               31,402
       2,647 American Campus Communities,
                Inc.                                  114,271
       2,099 American Finance Trust, Inc.              20,612
       5,276 American Homes 4 Rent, Class A           175,902
       4,593 Americold Realty Trust                   176,693
       2,863 Apartment Income REIT Corp.              122,422
       2,863 Apartment Investment and
                Management Co., Class A                17,579
       4,053 Apple Hospitality REIT, Inc.              59,052
       1,106 Armada Hoffler Properties, Inc.           13,869
       2,723 AvalonBay Communities, Inc.              502,421
       3,009 Boston Properties, Inc.                  304,691
       3,258 Brandywine Realty Trust                   42,061
       5,728 Brixmor Property Group, Inc.             115,877
         752 Brookfield Property REIT, Inc.,
                Class A                                13,498
       1,824 Camden Property Trust                    200,476
       1,837 CareTrust REIT, Inc.                      42,774
         250 Centerspace                               17,000
       9,233 Colony Capital, Inc. (e)                  59,830
       2,202 Columbia Property Trust, Inc.             37,654
         428 Community Healthcare Trust, Inc.          19,739
       2,171 Corporate Office Properties Trust         57,162
       2,862 Cousins Properties, Inc.                 101,172
       3,736 CubeSmart                                141,333
       2,324 CyrusOne, Inc.                           157,381
       3,840 DiamondRock Hospitality Co. (e)           39,552
       5,404 Digital Realty Trust, Inc.               761,099
       4,560 Diversified Healthcare Trust              21,797
       3,217 Douglas Emmett, Inc.                     101,014
       7,126 Duke Realty Corp.                        298,793
       1,568 Easterly Government Properties,
                Inc.                                   32,505
         753 EastGroup Properties, Inc.               107,890
       2,785 Empire State Realty Trust, Inc.,
                Class A                                30,997
       1,431 EPR Properties                            66,670
       2,257 Equity Commonwealth                       62,745
       3,363 Equity LifeStyle Properties, Inc.        214,021
       7,111 Equity Residential                       509,361
       1,999 Essential Properties Realty
                Trust, Inc.                            45,637
       1,261 Essex Property Trust, Inc.               342,790
       2,482 Extra Space Storage, Inc.                328,989
       1,477 Federal Realty Investment Trust          149,842
       2,476 First Industrial Realty Trust,
                Inc.                                  113,376
       1,413 Four Corners Property Trust, Inc.         38,716
       1,997 Franklin Street Properties Corp.          10,884
       4,202 Gaming and Leisure Properties,
                Inc.                                  178,291
         671 Getty Realty Corp.                        19,003

SHARES       DESCRIPTION                                VALUE
-------------------------------------------------------------
             UNITED STATES (CONTINUED)
       1,733 Global Net Lease, Inc.            $       31,298
       2,691 Healthcare Realty Trust, Inc.             81,591
       4,203 Healthcare Trust of America,
                Inc., Class A                         115,919
      10,432 Healthpeak Properties, Inc.              331,112
       1,989 Highwoods Properties, Inc.                85,408
      13,520 Host Hotels & Resorts, Inc. (e)          227,812
       2,904 Hudson Pacific Properties, Inc.           78,785
       1,959 Independence Realty Trust, Inc.           29,777
       1,248 Industrial Logistics Properties
                Trust                                  28,866
         451 Innovative Industrial Properties,
                Inc.                                   81,252
      10,853 Invitation Homes, Inc.                   347,187
       2,355 JBG SMITH Properties                      74,865
       2,322 Kennedy-Wilson Holdings, Inc.             46,928
       2,247 Kilroy Realty Corp.                      147,471
       7,987 Kimco Realty Corp.                       149,756
       1,597 Kite Realty Group Trust                   30,806
       5,259 Lexington Realty Trust                    58,427
       1,428 Life Storage, Inc.                       122,737
         748 LTC Properties, Inc.                      31,207
       2,881 Macerich (The) Co.                        33,708
       1,669 Mack-Cali Realty Corp.                    25,836
      11,092 Medical Properties Trust, Inc.           236,038
       2,203 Mid-America Apartment
                Communities, Inc.                     318,025
       1,825 Monmouth Real Estate
                Investment Corp.                       32,284
         837 National Health Investors, Inc.           60,498
       3,346 National Retail Properties, Inc.         147,458
       1,204 National Storage Affiliates Trust         48,076
         422 NexPoint Residential Trust, Inc.          19,450
         920 Office Properties Income Trust            25,318
       4,433 Omega Healthcare Investors, Inc.         162,381
       3,613 Paramount Group, Inc.                     36,600
       4,545 Park Hotels & Resorts, Inc. (e)           98,081
       2,502 Pebblebrook Hotel Trust                   60,774
       4,013 Physicians Realty Trust                   70,910
       2,386 Piedmont Office Realty Trust,
                Inc., Class A                          41,445
      14,260 Prologis, Inc.                         1,511,560
         386 PS Business Parks, Inc.                   59,668
       2,918 Public Storage                           720,046
       1,232 QTS Realty Trust, Inc., Class A           76,433
       7,235 Realty Income Corp.                      459,422
       3,258 Regency Centers Corp.                    184,761
       2,224 Retail Opportunity Investments
                Corp.                                  35,295
       4,123 Retail Properties of America, Inc.,
                Class A                                43,209
       2,536 Rexford Industrial Realty, Inc.          127,814
       3,156 RLJ Lodging Trust                         48,855
       1,551 RPT Realty                                17,697
         970 Ryman Hospitality Properties,
                Inc (e)                                75,185
       3,950 Sabra Health Care REIT, Inc.              68,572

Page 40                 See Notes to Financial Statements


FIRST TRUST FTSE EPRA/NAREIT DEVELOPED MARKETS REAL ESTATE INDEX FUND (FFR)

PORTFOLIO OF INVESTMENTS (CONTINUED)
MARCH 31, 2021 (UNAUDITED)

SHARES       DESCRIPTION                                VALUE
-------------------------------------------------------------
             COMMON STOCKS (a) (CONTINUED)
             UNITED STATES (CONTINUED)
         346 Safehold, Inc.                    $       24,255
       3,152 Service Properties Trust                  37,383
       6,328 Simon Property Group, Inc.               719,937
       2,944 SITE Centers Corp.                        39,921
       1,359 SL Green Realty Corp.                     95,116
       2,207 Spirit Realty Capital, Inc.               93,797
       3,070 STAG Industrial, Inc.                    103,183
       4,668 STORE Capital Corp.                      156,378
       1,988 Summit Hotel Properties, Inc. (e)         20,198
       2,046 Sun Communities, Inc.                    306,982
       4,133 Sunstone Hotel Investors,
                Inc. (e)                               51,497
       1,741 Tanger Factory Outlet Centers,
                Inc.                                   26,341
       1,300 Terreno Realty Corp.                      75,101
       5,665 UDR, Inc.                                248,467
         247 Universal Health Realty Income
                Trust                                  16,742
       2,231 Urban Edge Properties                     36,856
       7,221 Ventas, Inc.                             385,168
       4,230 VEREIT, Inc.                             163,363
      10,340 VICI Properties, Inc.                    292,002
       3,393 Vornado Realty Trust                     154,008
       1,627 Washington Real Estate
                Investment Trust                       35,957
       2,345 Weingarten Realty Investors               63,104
       8,091 Welltower, Inc.                          579,558
       3,367 W.P. Carey, Inc.                         238,249
       2,178 Xenia Hotels & Resorts, Inc. (e)          42,471
                                               --------------
                                                   17,525,482
                                               --------------
             TOTAL COMMON STOCKS -- 99.2%          31,877,849
             (Cost $30,272,529)                --------------

             INVESTMENT COMPANIES (a) -- 0.1%
             GUERNSEY -- 0.1%
      10,208 BMO Commercial Property Trust
                Ltd.                                    9,963
      10,570 Picton Property Income Ltd.               12,503
      14,271 UK Commercial Property REIT
                Ltd.                                   14,185
                                               --------------
             TOTAL INVESTMENT COMPANIES
                -- 0.1%                                36,651
             (Cost $47,103)                    --------------

             MONEY MARKET FUNDS -- 0.4%
     128,424 Morgan Stanley Institutional
                Liquidity Funds - Treasury
                Portfolio - Institutional
                Class - 0.01% (i)                     128,424
             (Cost $128,424)                   --------------

             TOTAL INVESTMENTS -- 99.7%            32,042,924
             (Cost $30,448,056) (j)
             NET OTHER ASSETS AND
                LIABILITIES -- 0.3%                    99,856
                                               --------------
             NET ASSETS -- 100.0%              $   32,142,780
                                               ==============

(a)   Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund's underlying index. For a breakdown of the portfolio securities by sector, please see the Fund Performance Overview.

(b)   This security is fair valued by the Advisor's Pricing Committee in accordance with procedures adopted by the Trust's Board of Trustees, and in accordance with provisions of the Investment Company Act of 1940, as amended. At March 31, 2021, securities noted as such are valued at $0 or
      0.0% of net assets.

(c)   This security's value was determined using significant unobservable inputs
      (see Note 2A - Portfolio Valuation in the Notes to Financial Statements).

(d)   Pursuant to procedures adopted by the Trust's Board of Trustees, this security has been determined to be illiquid by First Trust Advisors, L.P., the Fund's Advisor.

(e)   Non-income producing security.

(f)   This is a restricted security which cannot be traded as a result of the in-specie distribution. It was acquired on August 6, 2009 at a cost of $0 and has a carrying value per share of $0.

(g)   This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the 1933 Act, as amended (the
      "1933 Act").

(h)   This security is exempt from registration upon resale under Rule 144A of the 1933 Act, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it trades freely without any additional registration. As such, it does not require the additional disclosure required of restricted securities.

(i)   Rate shown reflects yield as of March 31, 2021.

(j)   Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of March 31, 2021, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $4,904,451 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $3,309,583. The net unrealized appreciation was
      $1,594,868.

                        See Notes to Financial Statements                Page 41


FIRST TRUST FTSE EPRA/NAREIT DEVELOPED MARKETS REAL ESTATE INDEX FUND (FFR)

PORTFOLIO OF INVESTMENTS (CONTINUED)
MARCH 31, 2021 (UNAUDITED)

-----------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of March 31,
2021 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial
Statements):

                                                     LEVEL 2       LEVEL 3
                       TOTAL          LEVEL 1      SIGNIFICANT   SIGNIFICANT
                      VALUE AT         QUOTED       OBSERVABLE   UNOBSERVABLE
                      3/31/21          PRICES         INPUTS        INPUTS
                   ----------------------------------------------------------
Common
  Stocks:
    Australia      $    1,099,140  $    1,099,140  $         --  $         --**
    Other
      Country
      Categories*      30,778,709      30,778,709            --            --
Investment
  Companies*               36,651          36,651            --            --
Money Market
  Funds                   128,424         128,424            --            --
                   ----------------------------------------------------------
Total
   Investments     $   32,042,924  $   32,042,924  $         --  $         --**
                   ==========================================================

*  See Portfolio of Investments for Country breakout.
** Investment is valued at $0.

Level 3 Common Stocks are fair valued by the Advisor's Pricing Committee and are footnoted in the Portfolio of Investments. Level 3 Common Stocks values are based on unobservable and non-quantitative inputs.

                                                 % OF TOTAL
CURRENCY EXPOSURE DIVERSIFICATION               INVESTMENTS
-------------------------------------------------------------
United States Dollar                                55.6%
Japanese Yen                                        11.5
Euro                                                 9.2
Hong Kong Dollar                                     5.4
British Pound Sterling                               4.9
Australian Dollar                                    3.4
Singapore Dollar                                     3.2
Canadian Dollar                                      2.8
Swedish Krona                                        2.2
Swiss Franc                                          1.1
New Zealand Dollar                                   0.3
Norwegian Krone                                      0.2
Israeli Shekel                                       0.2
                                                   ------
     Total                                         100.0%
                                                   ======

Page 42                 See Notes to Financial Statements


FIRST TRUST DOW JONES GLOBAL SELECT DIVIDEND INDEX FUND (FGD)

PORTFOLIO OF INVESTMENTS
MARCH 31, 2021 (UNAUDITED)

SHARES       DESCRIPTION                                VALUE
-------------------------------------------------------------
             COMMON STOCKS (a) -- 99.2%
             AUSTRALIA -- 2.8%
     486,868 Fortescue Metals Group Ltd.       $    7,392,308
     126,113 JB Hi-Fi Ltd.                          4,959,958
                                               --------------
                                                   12,352,266
                                               --------------
             BELGIUM -- 1.0%
      71,836 Ageas S.A./N.V.                        4,343,537
                                               --------------
             BERMUDA -- 4.5%
     693,453 CK Infrastructure Holdings Ltd.        4,121,059
   1,334,500 Kerry Properties Ltd.                  4,300,077
      85,812 Lazard Ltd., Class A                   3,733,680
     515,937 VTech Holdings Ltd.                    4,645,630
   1,301,987 Yue Yuen Industrial Holdings Ltd.      3,249,064
                                               --------------
                                                   20,049,510
                                               --------------
             CANADA -- 13.2%
      57,654 Bank of Nova Scotia (The)              3,606,873
     104,178 BCE, Inc.                              4,702,807
      37,668 Canadian Imperial Bank of
                Commerce                            3,688,269
     173,937 Canadian Utilities Ltd., Class A       4,669,877
     155,097 Great-West Lifeco, Inc.                4,127,034
     160,816 IGM Financial, Inc.                    4,901,132
     264,920 Labrador Iron Ore Royalty Corp.        7,806,149
     107,500 Laurentian Bank of Canada              3,424,226
     153,326 Manulife Financial Corp.               3,297,845
     170,465 Power Corp. of Canada                  4,480,353
     211,716 Shaw Communications, Inc.,
                Class B                             5,505,593
     105,979 TC Energy Corp.                        4,858,320
     173,376 TELUS Corp.                            3,453,172
                                               --------------
                                                   58,521,650
                                               --------------
             CAYMAN ISLANDS -- 0.8%
     467,586 CK Hutchison Holdings Ltd.             3,726,084
                                               --------------
             FINLAND -- 1.0%
     156,271 Fortum OYJ                             4,170,990
                                               --------------
             FRANCE -- 1.9%
      74,509 Nexity S.A.                            3,676,825
     104,323 TOTAL SE                               4,866,074
                                               --------------
                                                    8,542,899
                                               --------------
             GERMANY -- 1.6%
      14,102 Allianz SE                             3,589,459
      42,099 BASF SE                                3,497,347
                                               --------------
                                                    7,086,806
                                               --------------
             HONG KONG -- 5.9%
   1,131,949 BOC Hong Kong Holdings Ltd.            3,953,180
     140,386 Hang Seng Bank Ltd.                    2,717,754
     911,575 Henderson Land Development
                Co., Ltd.                           4,092,302
     772,935 Hysan Development Co., Ltd.            3,022,501
     752,024 New World Development Co.,
                Ltd.                                3,888,728
   9,316,756 PCCW Ltd.                              5,249,147
     437,649 Swire Pacific Ltd., Class A            3,282,044
                                               --------------
                                                   26,205,656
                                               --------------

SHARES       DESCRIPTION                                VALUE
-------------------------------------------------------------
             ISRAEL -- 1.4%
     313,558 Plus500 Ltd.                      $    6,051,825
                                               --------------
             ITALY -- 5.6%
   2,392,770 A2A S.p.A.                             4,354,930
     734,700 Anima Holding S.p.A. (b) (c)           3,784,085
     166,011 Azimut Holding S.p.A.                  3,783,641
     232,720 Eni S.p.A.                             2,863,935
     316,467 Poste Italiane S.p.A. (b) (c)          4,022,964
   1,980,432 UnipolSai Assicurazioni S.p.A.         5,954,789
                                               --------------
                                                   24,764,344
                                               --------------
             JAPAN -- 6.3%
     178,454 Aozora Bank Ltd.                       4,084,014
     296,700 Haseko Corp.                           4,150,718
     120,276 Idemitsu Kosan Co., Ltd.               3,100,183
     269,670 Japan Tobacco, Inc.                    5,175,423
     126,300 MS&AD Insurance Group
                Holdings, Inc.                      3,706,017
     875,300 Resona Holdings, Inc.                  3,674,323
     103,800 Sumitomo Mitsui Financial
                Group, Inc.                         3,756,393
                                               --------------
                                                   27,647,071
                                               --------------
             JERSEY -- 2.2%
   4,323,531 Centamin PLC                           6,198,867
     117,073 Janus Henderson Group PLC              3,646,824
                                               --------------
                                                    9,845,691
                                               --------------
             LUXEMBOURG -- 0.9%
      89,575 APERAM S.A.                            4,035,828
                                               --------------
             NETHERLANDS -- 2.6%
      27,880 LyondellBasell Industries N.V.,
                Class A                             2,900,914
      94,602 NN Group N.V.                          4,625,095
     203,638 SBM Offshore N.V.                      3,730,167
                                               --------------
                                                   11,256,176
                                               --------------
             NEW ZEALAND -- 0.9%
   1,251,953 Spark New Zealand Ltd.                 3,917,162
                                               --------------
             SINGAPORE -- 0.8%
   1,892,036 Singapore Telecommunications
                Ltd.                                3,431,882
                                               --------------
             SOUTH KOREA -- 11.0%
     716,163 BNK Financial Group, Inc.              4,296,662
     101,703 DB Insurance Co., Ltd.                 4,250,543
     608,557 DGB Financial Group, Inc.              4,538,300
     104,487 Hana Financial Group, Inc.             3,951,441
     761,980 Industrial Bank of Korea               6,167,207
      66,700 KB Financial Group, Inc.               3,312,163
      65,099 KT&G Corp.                             4,682,181
   1,770,035 Meritz Securities Co., Ltd.            7,209,950
     136,521 Samsung Securities Co., Ltd.           4,758,784
     619,213 Woori Financial Group, Inc.            5,526,001
                                               --------------
                                                   48,693,232
                                               --------------
             SPAIN -- 9.7%
     180,717 ACS Actividades de Construccion
                y Servicios S.A.                    5,989,073

                        See Notes to Financial Statements                Page 43


FIRST TRUST DOW JONES GLOBAL SELECT DIVIDEND INDEX FUND (FGD)

PORTFOLIO OF INVESTMENTS (CONTINUED)
MARCH 31, 2021 (UNAUDITED)

SHARES       DESCRIPTION                                VALUE
-------------------------------------------------------------
             COMMON STOCKS (a) (CONTINUED)
             SPAIN (CONTINUED)
     281,013 Cia de Distribucion Integral
                Logista Holdings S.A.          $    5,569,312
     338,392 Enagas S.A.                            7,349,360
   2,968,055 Mapfre S.A.                            6,181,635
     203,921 Naturgy Energy Group S.A.              4,998,005
     314,087 Red Electrica Corp., S.A.              5,561,800
   1,579,032 Telefonica S.A.                        7,068,082
                                               --------------
                                                   42,717,267
                                               --------------
             SWEDEN -- 1.0%
   1,023,530 Telia Co., AB                          4,433,544
                                               --------------
             SWITZERLAND -- 2.9%
      32,141 Helvetia Holding AG                    3,774,693
      52,086 Swiss Re AG                            5,122,906
       9,463 Zurich Insurance Group AG              4,038,908
                                               --------------
                                                   12,936,507
                                               --------------
             UNITED KINGDOM -- 7.7%
     177,457 British American Tobacco PLC           6,786,408
     643,956 Drax Group PLC                         3,728,601
   1,124,182 Jupiter Fund Management PLC            4,317,756
   1,289,724 Legal & General Group PLC              4,962,460
     478,471 Phoenix Group Holdings PLC             4,842,955
      52,387 Rio Tinto PLC                          4,008,270
   1,284,945 Standard Life Aberdeen PLC             5,135,387
                                               --------------
                                                   33,781,837
                                               --------------
             UNITED STATES -- 13.5%
     121,991 Altria Group, Inc.                     6,241,060
     185,327 AT&T, Inc.                             5,609,848
      42,125 Comerica, Inc.                         3,022,047
     121,637 First Financial Bancorp                2,919,288
     195,654 H&R Block, Inc.                        4,265,257
     178,282 Huntington Bancshares, Inc.            2,802,593
     436,876 Lumen Technologies, Inc.               5,832,295
      54,408 Marathon Petroleum Corp.               2,910,284
     292,754 Navient Corp.                          4,189,310
     262,860 Northwest Bancshares, Inc.             3,798,327
      42,598 Prudential Financial, Inc.             3,880,678
     200,399 Umpqua Holdings Corp.                  3,517,002
      79,715 Universal Corp.                        4,702,388
     109,463 Unum Group                             3,046,355
     118,057 Waddell & Reed Financial, Inc.,
                Class A                             2,957,328
                                               --------------
                                                   59,694,060
                                               --------------
             TOTAL INVESTMENTS -- 99.2%           438,205,824
             (Cost $397,146,140) (d)
             NET OTHER ASSETS AND
                LIABILITIES -- 0.8%                 3,744,833
                                               --------------
             NET ASSETS -- 100.0%              $  441,950,657
                                               ==============

(a)   Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund's underlying index. For a breakdown of the portfolio securities by sector, please see the Fund Performance Overview.

(b)   This security is exempt from registration upon resale under Rule 144A of the Securities Act of 1933, as amended (the "1933 Act") and may be resold in transactions exempt from registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it trades freely without any additional registration. As such, it does not require the additional disclosure required of restricted securities.

(c)   This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the 1933 Act.

(d)   Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of March 31, 2021, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $52,606,886 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $11,547,202. The net unrealized appreciation was $41,059,684.

-----------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of March 31,
2021 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial
Statements):

                                      LEVEL 2        LEVEL 3
                      LEVEL 1       SIGNIFICANT    SIGNIFICANT
                       QUOTED        OBSERVABLE    UNOBSERVABLE
                       PRICES          INPUTS         INPUTS
                   --------------------------------------------
Common Stocks*     $  438,205,824  $           --  $         --
                   ============================================

* See Portfolio of Investments for country breakout.

                                                 % OF TOTAL
CURRENCY EXPOSURE DIVERSIFICATION               INVESTMENTS
-------------------------------------------------------------
Euro                                                23.7%
United States Dollar                                16.0
Canadian Dollar                                     13.4
South Korean Won                                    11.1
Hong Kong Dollar                                    10.6
British Pound Sterling                              10.5
Japanese Yen                                         6.3
Swiss Franc                                          2.9
Australian Dollar                                    2.8
Swedish Krona                                        1.0
New Zealand Dollar                                   0.9
Singapore Dollar                                     0.8
                                                   ------
     Total                                         100.0%
                                                   ======

Page 44                 See Notes to Financial Statements


FIRST TRUST GLOBAL WIND ENERGY ETF (FAN)

PORTFOLIO OF INVESTMENTS
MARCH 31, 2021 (UNAUDITED)

SHARES       DESCRIPTION                                VALUE
-------------------------------------------------------------
             COMMON STOCKS (a) -- 99.8%
             AUSTRALIA -- 1.7%
     966,630 AGL Energy Ltd.                   $    7,085,061
                                               --------------
             BERMUDA -- 0.5%
  27,271,676 Concord New Energy Group Ltd.          1,964,490
                                               --------------
             CANADA -- 15.3%
     429,393 Boralex, Inc., Class A                13,503,311
     509,959 Innergex Renewable Energy, Inc.        8,915,254
     915,452 Northland Power, Inc.                 33,181,220
     519,375 TransAlta Renewables, Inc.             8,501,268
                                               --------------
                                                   64,101,053
                                               --------------
             CAYMAN ISLANDS -- 0.5%
   2,068,723 China High Speed Transmission
                Equipment Group Co., Ltd.           2,088,920
                                               --------------
             CHINA -- 7.7%
  11,317,406 China Datang Corp. Renewable
                Power Co., Ltd., Class H            2,154,559
  16,251,352 China Longyuan Power Group
                Corp., Ltd., Class H               22,075,131
   2,553,168 China Suntien Green Energy
                Corp., Ltd., Class H                  975,407
   3,763,806 Xinjiang Goldwind Science &
                Technology Co., Ltd.,
                Class H (b)                         7,068,544
                                               --------------
                                                   32,273,641
                                               --------------
             DENMARK -- 16.2%
     200,260 Orsted A/S (c) (d)                    32,344,046
     173,115 Vestas Wind Systems A/S               35,533,162
                                               --------------
                                                   67,877,208
                                               --------------
             FRANCE -- 2.4%
     556,007 Engie S.A. (e)                         7,892,844
      44,711 Neoen S.A. (b) (c) (d) (e)             2,241,501
                                               --------------
                                                   10,134,345
                                               --------------
             GERMANY -- 7.5%
      29,976 Energiekontor AG                       2,045,903
     347,770 Nordex SE (e)                         11,166,421
     171,351 PNE AG                                 1,486,986
     214,400 RWE AG                                 8,402,716
      91,910 SGL Carbon SE (e)                        651,011
     215,019 Siemens Energy AG (e)                  7,718,424
                                               --------------
                                                   31,471,461
                                               --------------
             GREECE -- 0.9%
     242,389 Terna Energy S.A.                      3,581,557
                                               --------------
             ITALY -- 4.9%
     856,619 Enel S.p.A.                            8,531,734
     552,977 Falck Renewables S.p.A.                3,958,961
     251,754 Prysmian S.p.A.                        8,180,905
                                               --------------
                                                   20,671,600
                                               --------------
             JAPAN -- 1.9%
   1,247,210 Toray Industries, Inc.                 8,025,623
                                               --------------
             NETHERLANDS -- 0.3%
      54,594 SIF Holding N.V. (e)                   1,035,886
                                               --------------

SHARES       DESCRIPTION                                VALUE
-------------------------------------------------------------
             PORTUGAL -- 1.9%
   1,415,790 EDP - Energias de Portugal S.A.   $    8,085,675
                                               --------------
             SOUTH KOREA -- 1.9%
      88,231 CS Wind Corp.                          5,909,352
      46,662 Dongkuk Structures &
                Construction Co., Ltd.                279,539
     514,382 Unison Co., Ltd. (e)                   1,947,539
                                               --------------
                                                    8,136,430
                                               --------------
             SPAIN -- 13.7%
      40,316 Acciona S.A.                           6,756,132
     326,974 Endesa S.A.                            8,650,492
     644,539 Iberdrola S.A.                         8,303,051
     872,639 Siemens Gamesa Renewable
                Energy S.A.                        33,770,463
                                               --------------
                                                   57,480,138
                                               --------------
             SWEDEN -- 2.8%
     117,315 Arise AB (e)                             667,612
     104,588 Eolus Vind AB, Class B (e)             2,450,200
     297,741 SKF AB, Class B                        8,461,641
                                               --------------
                                                   11,579,453
                                               --------------
             SWITZERLAND -- 3.9%
     282,679 ABB Ltd.                               8,541,832
      31,904 BKW AG                                 3,470,064
       1,738 Gurit Holding AG                       4,413,268
                                               --------------
                                                   16,425,164
                                               --------------
             UNITED KINGDOM -- 2.1%
     440,438 SSE PLC                                8,834,626
                                               --------------
             UNITED STATES -- 13.7%
     176,686 Alliant Energy Corp.                   9,569,314
      39,190 American Superconductor
                Corp. (e)                             743,042
      67,665 Arcosa, Inc.                           4,404,315
      61,807 Broadwind, Inc. (e)                      407,926
      95,291 Duke Energy Corp.                      9,198,440
     650,393 General Electric Co.                   8,539,660
     117,486 Hexcel Corp. (e)                       6,579,216
     110,996 NextEra Energy, Inc.                   8,392,408
     167,228 TPI Composites, Inc. (e)               9,436,676
                                               --------------
                                                   57,270,997
                                               --------------
             TOTAL COMMON STOCKS -- 99.8%         418,123,328
             (Cost $342,010,156)               --------------

             MONEY MARKET FUNDS -- 0.1%
     243,270 Morgan Stanley Institutional
                Liquidity Funds - Treasury
                Portfolio - Institutional
                Class - 0.01% (f)                     243,270
             (Cost $243,270)                   --------------

                        See Notes to Financial Statements                Page 45


FIRST TRUST GLOBAL WIND ENERGY ETF (FAN)

PORTFOLIO OF INVESTMENTS (CONTINUED)
MARCH 31, 2021 (UNAUDITED)

 PRINCIPAL
   VALUE     DESCRIPTION                                VALUE
-------------------------------------------------------------
             REPURCHASE AGREEMENTS -- 1.3%
$  1,798,504 Bank of America Corp.,
                0.00% (f), dated 03/31/21, due
                04/01/21, with a maturity
                value of $1,798,504.
                Collateralized by U.S.
                Treasury Note, interest rate
                of 2.000%, due 11/30/2022. The
                value of the collateral
                including accrued interest is
                $1,834,476. (g)                $    1,798,504

   2,597,008 JPMorgan Chase & Co.,
                0.01% (f), dated 03/31/21, due
                04/01/21, with a maturity
                value of $2,597,009.
                Collateralized by U.S.
                Treasury Securities, interest
                rate of 0.000% to 2.500%, due
                01/15/2022 to 11/15/2050. The
                value of the collateral
                including accrued interest is
                $2,648,948. (g)                     2,597,008
   1,013,519 Mizuho Financial Group, Inc.,
                0.00% (f), dated 03/31/21, due
                04/01/21, with a maturity
                value of $1,013,519.
                Collateralized by U.S.
                Treasury Securities, interest
                rate of 0.500% to 2.875%, due
                08/15/2021 to 11/15/2029. The
                value of the collateral
                including accrued interest is
                $1,033,790. (g)                     1,013,519
                                               --------------
             TOTAL REPURCHASE AGREEMENTS
                -- 1.3%                             5,409,031
             (Cost $5,409,031)                 --------------

             TOTAL INVESTMENTS -- 101.2%          423,775,629
             (Cost $347,662,457) (h)
             NET OTHER ASSETS AND
                LIABILITIES -- (1.2)%              (5,077,279)
                                               --------------
             NET ASSETS -- 100.0%              $  418,698,350
                                               ==============

(a)   Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund's underlying index. For a breakdown of the portfolio securities by sector, please see the Fund Performance Overview.

(b)   All or a portion of this security is on loan (see Note 2E - Securities
      Lending in the Notes to Financial Statements). The remaining contractual maturity of all of the securities lending transactions is overnight and continuous. The aggregate value of such securities is $5,151,441 and the total value of the collateral held by the Fund is $5,409,031.

(c)   This security is exempt from registration upon resale under Rule 144A of the Securities Act of 1933, as amended (the "1933 Act") and may be resold in transactions exempt from registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it trades freely without any additional registration. As such, it does not require the additional disclosure required of restricted securities.

(d)   This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the 1933 Act.

(e)   Non-income producing security.

(f)   Rate shown reflects yield as of March 31, 2021.

(g)   This security serves as collateral for securities on loan.

(h)   Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of March 31, 2021, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $80,028,942 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $3,915,770. The net unrealized appreciation was
      $76,113,172.

-----------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of March 31,
2021 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial
Statements):

                                                     LEVEL 2       LEVEL 3
                       TOTAL          LEVEL 1      SIGNIFICANT   SIGNIFICANT
                      VALUE AT         QUOTED       OBSERVABLE   UNOBSERVABLE
                      3/31/21          PRICES         INPUTS        INPUTS
                   ----------------------------------------------------------
Common
  Stocks*          $  418,123,328  $  418,123,328  $         --  $         --
Money Market
  Funds                   243,270         243,270            --            --
Repurchase
  Agreements            5,409,031              --     5,409,031            --
                   ----------------------------------------------------------
Total
  Investments      $  423,775,629  $  418,366,598  $  5,409,031  $         --
                   ==========================================================

* See Portfolio of Investments for country breakout.

Page 46                 See Notes to Financial Statements


FIRST TRUST GLOBAL WIND ENERGY ETF (FAN)

PORTFOLIO OF INVESTMENTS (CONTINUED)
MARCH 31, 2021 (UNAUDITED)

---------------------------------
OFFSETTING ASSETS AND LIABILITIES
-------------------------------------------------------------
Offsetting assets and liabilities requires entities to disclose both gross and net information about instruments and transactions eligible for offset, and to disclose instruments and transactions subject to master netting or similar agreements (see Note 2C - Offsetting on the Statements of Assets and Liabilities
in the Notes to Financial Statements).

The Fund's loaned securities were all subject to an enforceable Securities
Lending Agency Agreement. Securities lent in accordance with the Securities
Lending Agency Agreement on a gross basis were as follows:

SECURITIES LENDING AGENCY AGREEMENT
-------------------------------------------------------------
Total gross amount presented on the
   Statements of Assets and Liabilities(1)     $    5,151,441
Non-cash Collateral(2)                             (5,151,441)
                                               --------------
Net Amount                                     $           --
                                               ==============

(1)   The amount presented on the Statements of Assets and Liabilities, which is included in "Investments, at value," is not offset and is shown on a gross basis.

(2)   At March 31, 2021, the value of the collateral received from each borrower exceeded the value of the related securities loaned. This amount is disclosed on the Portfolio of Investments.

The Fund's investments in repurchase agreements were all subject to an enforceable Master Repurchase Agreement. Repurchase Agreements on a gross basis were as follows:

REPURCHASE AGREEMENTS
-------------------------------------------------------------
Total gross amount presented on the
   Statements of Assets and Liabilities(3)     $    5,409,031
Non-cash Collateral(4)                             (5,409,031)
                                               --------------
Net Amount                                     $           --
                                               ==============

(3)   The amount is included in "Investments, at value" on the Statements of
      Assets and Liabilities.

(4)   At March 31, 2021, the value of the collateral received from each seller exceeded the value of the repurchase agreements.

                                                 % OF TOTAL
CURRENCY EXPOSURE DIVERSIFICATION               INVESTMENTS
-------------------------------------------------------------
Euro                                                31.3%
Danish Krone                                        16.0
Canadian Dollar                                     15.1
United States Dollar                                14.8
Hong Kong Dollar                                     8.6
Swiss Franc                                          3.9
Swedish Krona                                        2.7
British Pound Sterling                               2.1
South Korean Won                                     1.9
Japanese Yen                                         1.9
Australian Dollar                                    1.7
                                                   ------
     Total                                         100.0%
                                                   ======

                        See Notes to Financial Statements                Page 47


FIRST TRUST GLOBAL ENGINEERING AND CONSTRUCTION ETF (FLM)

PORTFOLIO OF INVESTMENTS
MARCH 31, 2021 (UNAUDITED)

SHARES       DESCRIPTION                                VALUE
-------------------------------------------------------------
             COMMON STOCKS (a) -- 99.4%
             AUSTRALIA -- 2.9%
       5,678 CIMIC Group Ltd. (b)              $       75,861
      37,227 Downer EDI Ltd.                          145,055
       1,892 Monadelphous Group Ltd.                   14,945
                                               --------------
                                                      235,861
                                               --------------
             CANADA -- 4.6%
       1,064 Aecon Group, Inc.                         16,451
       6,784 SNC-Lavalin Group, Inc.                  145,213
       5,018 Stantec, Inc.                            214,823
                                               --------------
                                                      376,487
                                               --------------
             CAYMAN ISLANDS -- 1.3%
     154,745 China State Construction
                International Holdings Ltd.           106,095
                                               --------------
             CHINA -- 1.9%
     297,427 China Railway Group Ltd.,
                Class H                               157,243
                                               --------------
             FINLAND -- 0.3%
       4,569 YIT OYJ                                   24,294
                                               --------------
             FRANCE -- 8.5%
       5,805 Bouygues S.A.                            232,750
       2,223 Eiffage S.A. (b)                         222,527
       2,441 Vinci S.A.                               250,074
                                               --------------
                                                      705,351
                                               --------------
             GERMANY -- 1.8%
       1,658 HOCHTIEF AG                              148,353
                                               --------------
             IRELAND -- 2.8%
       2,700 Kingspan Group PLC                       228,924
                                               --------------
             ITALY -- 0.1%
       5,850 Webuild S.p.A.                            12,239
                                               --------------
             JAPAN -- 28.8%
       2,000 Chiyoda Corp. (b)                          8,634
       6,000 COMSYS Holdings Corp.                    184,782
      18,400 JGC Holdings Corp.                       225,337
      15,200 Kajima Corp.                             215,662
       5,800 Kandenko Co., Ltd.                        50,863
       8,300 Kinden Corp.                             141,301
       2,170 Kumagai Gumi Co., Ltd.                    58,892
       6,700 Kyowa Exeo Corp.                         176,811
       8,500 Maeda Corp.                               73,389
       1,400 Maeda Road Construction Co.,
                Ltd.                                   27,096
       3,400 Nippo Corp.                               92,734
       4,120 Nishimatsu Construction Co.,
                Ltd. (c)                              104,484
      21,700 Obayashi Corp.                           198,921
       1,300 Okumura Corp.                             34,541
      16,200 Penta-Ocean Construction Co.,
                Ltd.                                  127,142
       2,200 Raito Kogyo Co., Ltd.                     37,354
      24,600 Shimizu Corp.                            199,066
       2,600 SHO-BOND Holdings Co., Ltd.              112,007
       5,900 Taisei Corp.                             227,528

SHARES       DESCRIPTION                                VALUE
-------------------------------------------------------------
             JAPAN (CONTINUED)
      12,100 Toda Corp.                        $       88,626
                                               --------------
                                                    2,385,170
                                               --------------
             NETHERLANDS -- 2.6%
       1,888 Arcadis N.V. (b)                          76,961
       4,237 Boskalis Westminster (b)                 136,044
                                               --------------
                                                      213,005
                                               --------------
             PHILIPPINES -- 0.6%
       9,130 Manila Electric Co.                       51,164
                                               --------------
             SOUTH KOREA -- 3.6%
      19,730 Daewoo Engineering &
                Construction Co., Ltd. (b)            115,234
       4,824 GS Engineering & Construction
                Corp.                                 183,284
                                               --------------
                                                      298,518
                                               --------------
             SPAIN -- 3.9%
       7,174 ACS Actividades de Construccion
                y Servicios S.A.                      237,751
      34,257 Sacyr S.A.                                87,658
                                               --------------
                                                      325,409
                                               --------------
             SWEDEN -- 5.3%
       5,415 NCC AB, Class B                           91,392
      10,245 Peab AB, Class B (b)                     123,877
       8,976 Skanska AB, Class B                      225,082
                                               --------------
                                                      440,351
                                               --------------
             UNITED KINGDOM -- 1.7%
      33,990 Balfour Beatty PLC (b)                   138,327
                                               --------------
             UNITED STATES -- 28.7%
       4,295 AECOM (b)                                275,352
       2,482 Dycom Industries, Inc. (b)               230,454
       2,121 EMCOR Group, Inc.                        237,891
       9,808 Fluor Corp. (b)                          226,467
       3,440 Granite Construction, Inc.               138,460
       2,273 Jacobs Engineering Group, Inc.           293,831
       7,384 KBR, Inc.                                283,472
       3,458 MasTec, Inc. (b)                         324,014
       3,522 Quanta Services, Inc.                    309,865
       2,967 Tutor Perini Corp. (b)                    56,225
                                               --------------
                                                    2,376,031
                                               --------------
             TOTAL COMMON STOCKS -- 99.4%           8,222,822
             (Cost $7,016,102)                 --------------

             MONEY MARKET FUNDS -- 1.2%
     101,117 Goldman Sachs Financial Square
                Treasury Obligations Fund -
                Institutional Class -
                0.02% (d) (e)                         101,117
             (Cost $101,117)                   --------------

             TOTAL INVESTMENTS -- 100.6%            8,323,939
             (Cost $7,117,219) (f)
             NET OTHER ASSETS AND
                LIABILITIES -- (0.6)%                 (51,096)
                                               --------------
             NET ASSETS -- 100.0%              $    8,272,843
                                               ==============

Page 48                 See Notes to Financial Statements


FIRST TRUST GLOBAL ENGINEERING AND CONSTRUCTION ETF (FLM)

PORTFOLIO OF INVESTMENTS (CONTINUED)
MARCH 31, 2021 (UNAUDITED)

(a)   Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund's underlying index. For a breakdown of the portfolio securities by sector, please see the Fund Performance Overview.

(b)   Non-income producing security.

(c)   All or a portion of this security is on loan (see Note 2E - Securities
      Lending in the Notes to Financial Statements). The remaining contractual maturity of all of the securities lending transactions is overnight and continuous. The aggregate value of such securities is $94,035 and the total value of the collateral held by the Fund is $101,117.

(d)   Rate shown reflects yield as of March 31, 2021.

(e)   This security serves as collateral for securities on loan.

(f)   Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of March 31, 2021, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $2,014,634 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $807,914. The net unrealized appreciation was
      $1,206,720.

-----------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of March 31,
2021 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial
Statements):

                                      LEVEL 2        LEVEL 3
                      LEVEL 1       SIGNIFICANT    SIGNIFICANT
                       QUOTED        OBSERVABLE    UNOBSERVABLE
                       PRICES          INPUTS         INPUTS
                   --------------------------------------------
Common Stocks*     $    8,222,822  $           --  $         --
Money Market
  Funds                   101,117              --            --
                   --------------------------------------------
Total Investments  $    8,323,939  $           --  $         --
                   ============================================

* See Portfolio of Investments for country breakout.

---------------------------------
OFFSETTING ASSETS AND LIABILITIES
-------------------------------------------------------------
Offsetting assets and liabilities requires entities to disclose both gross and net information about instruments and transactions eligible for offset, and to disclose instruments and transactions subject to master netting or similar agreements (see Note 2C - Offsetting on the Statements of Assets and Liabilities
in the Notes to Financial Statements).

The Fund's loaned securities were all subject to an enforceable Securities
Lending Agency Agreement. Securities lent in accordance with the Securities
Lending Agency Agreement on a gross basis were as follows:

SECURITIES LENDING AGENCY AGREEMENT
-------------------------------------------------------------
Total gross amount presented on the
   Statements of Assets and Liabilities(1)     $       94,035
Non-cash Collateral(2)                                (94,035)
                                               --------------
Net Amount                                     $           --
                                               ==============

(1)   The amount presented on the Statements of Assets and Liabilities, which is included in "Investments, at value," is not offset and is shown on a gross basis.

(2)   At March 31, 2021, the value of the collateral received from each borrower exceeded the value of the related securities loaned. This amount is disclosed on the Portfolio of Investments.

                                                 % OF TOTAL
CURRENCY EXPOSURE DIVERSIFICATION               INVESTMENTS
-------------------------------------------------------------
United States Dollar                                29.8%
Japanese Yen                                        28.6
Euro                                                19.9
Swedish Krona                                        5.3
Canadian Dollar                                      4.5
South Korean Won                                     3.6
Hong Kong Dollar                                     3.2
Australian Dollar                                    2.8
British Pound Sterling                               1.7
Philippine Peso                                      0.6
                                                   ------
     Total                                         100.0%
                                                   ======

                        See Notes to Financial Statements                Page 49


FIRST TRUST NASDAQ(R) CLEAN EDGE(R) SMART GRID INFRASTRUCTURE INDEX FUND (GRID)

PORTFOLIO OF INVESTMENTS
MARCH 31, 2021 (UNAUDITED)

SHARES       DESCRIPTION                                VALUE
-------------------------------------------------------------
             COMMON STOCKS (a) -- 99.7%
             BELGIUM -- 3.1%
      74,824 Elia Group S.A./N.V.              $    8,239,388
                                               --------------
             CANADA -- 0.3%
      15,062 Fortis, Inc.                             653,561
       1,657 Stella-Jones, Inc.                        67,219
                                               --------------
                                                      720,780
                                               --------------
             CAYMAN ISLANDS -- 0.1%
     543,534 Wasion Holdings Ltd.                     167,798
                                               --------------
             CHINA -- 0.2%
      26,856 BYD Co., Ltd., Class H                   569,655
                                               --------------
             FRANCE -- 8.4%
      59,723 Engie S.A. (b)                           847,803
     140,172 Schneider Electric SE                 21,410,532
                                               --------------
                                                   22,258,335
                                               --------------
             GERMANY -- 2.2%
      59,662 E. ON SE                                 694,341
         273 PSI Software AG                            8,580
      24,137 Siemens AG                             3,962,778
      22,128 SMA Solar Technology AG (b)            1,300,075
                                               --------------
                                                    5,965,774
                                               --------------
             IRELAND -- 18.6%
     160,547 Eaton Corp. PLC                       22,200,439
     374,648 Johnson Controls International
                PLC                                22,355,246
     181,349 nVent Electric PLC                     5,061,451
                                               --------------
                                                   49,617,136
                                               --------------
             ITALY -- 8.8%
     216,524 Enel S.p.A.                            2,156,531
     310,898 Prysmian S.p.A.                       10,102,827
   1,492,721 Terna Rete Elettrica Nazionale
                S.p.A.                             11,269,848
                                               --------------
                                                   23,529,206
                                               --------------
             JAPAN -- 2.2%
       2,335 GS Yuasa Corp.                            63,265
      31,224 Hitachi Ltd.                           1,411,108
      47,099 Meidensha Corp.                        1,023,863
       8,353 NEC Corp.                                491,863
       8,225 NGK Insulators Ltd.                      150,349
      61,290 Nissin Electric Co., Ltd.                688,596
      49,726 Osaki Electric Co., Ltd.                 273,948
      79,170 Panasonic Corp.                        1,017,823
      12,300 Takaoka Toko Co., Ltd.                   175,405
      13,186 Toshiba Corp.                            445,388
                                               --------------
                                                    5,741,608
                                               --------------
             JERSEY -- 7.2%
     139,494 Aptiv PLC (b)                         19,236,223
                                               --------------
             NETHERLANDS -- 1.3%
      23,704 Alfen Beheer BV (b) (c) (d)            1,951,404
       7,329 NXP Semiconductors N.V.                1,475,621
       2,093 STMicroelectronics N.V.                   80,225
                                               --------------
                                                    3,507,250
                                               --------------
             SOUTH KOREA -- 3.8%
      17,421 Samsung SDI Co., Ltd.                 10,159,364
                                               --------------

SHARES       DESCRIPTION                                VALUE
-------------------------------------------------------------
             SPAIN -- 3.3%
     501,882 Red Electrica Corp., S.A.         $    8,887,242
                                               --------------
             SWITZERLAND -- 8.8%
     724,437 ABB Ltd.                              21,890,621
      24,804 Landis+Gyr Group AG                    1,669,084
                                               --------------
                                                   23,559,705
                                               --------------
             TAIWAN -- 0.1%
      15,451 Advantech Co., Ltd.                      191,696
                                               --------------
             UNITED KINGDOM -- 0.7%
     106,511 National Grid PLC                      1,268,670
      31,275 SSE PLC                                  627,337
                                               --------------
                                                    1,896,007
                                               --------------
             UNITED STATES -- 30.6%
      38,190 Advanced Energy Industries, Inc.       4,169,202
      17,609 AES (The) Corp.                          472,097
      27,823 American Superconductor
                Corp. (b)                             527,524
      11,189 Analog Devices, Inc.                   1,735,190
       1,338 Arcosa, Inc.                              87,090
         614 AZZ, Inc.                                 30,915
       1,168 Belden, Inc.                              51,824
     116,456 Cisco Systems, Inc.                    6,021,940
         681 Digi International, Inc. (b)              12,932
      19,362 Emerson Electric Co.                   1,746,840
       1,240 EnerSys                                  112,592
      59,359 Enphase Energy, Inc. (b)               9,625,655
         622 ESCO Technologies, Inc.                   67,730
       1,744 Generac Holdings, Inc. (b)               571,073
     260,297 General Electric Co.                   3,417,700
      22,443 Honeywell International, Inc.          4,871,702
       1,612 Hubbell, Inc.                            301,267
      28,835 International Business Machines
                Corp.                               3,842,552
      37,056 Itron, Inc. (b)                        3,285,014
       1,508 MasTec, Inc. (b)                         141,300
      13,770 MYR Group, Inc. (b)                      986,896
       9,526 NVIDIA Corp.                           5,086,217
      57,951 Oracle Corp.                           4,066,422
     124,637 Quanta Services, Inc.                 10,965,563
      35,033 SolarEdge Technologies, Inc. (b)      10,069,886
       1,134 SPX Corp. (b)                             66,078
       7,736 Tesla, Inc. (b)                        5,167,106
       6,721 Trimble, Inc. (b)                        522,827
         636 Valmont Industries, Inc.                 151,158
     108,729 Veoneer, Inc. (b) (e)                  2,661,686
       1,341 WESCO International, Inc. (b)            116,037
      11,899 Willdan Group, Inc. (b)                  488,454
                                               --------------
                                                   81,440,469
                                               --------------
             TOTAL COMMON STOCKS -- 99.7%         265,687,636
             (Cost $229,617,177)               --------------

             MONEY MARKET FUNDS -- 0.4%
   1,008,504 Goldman Sachs Financial Square
                Treasury Obligations Fund -
                Institutional Class -
                0.02% (f) (g)                       1,008,504
             (Cost $1,008,504)                 --------------

Page 50                 See Notes to Financial Statements


FIRST TRUST NASDAQ(R) CLEAN EDGE(R) SMART GRID INFRASTRUCTURE INDEX FUND (GRID)

PORTFOLIO OF INVESTMENTS (CONTINUED)
MARCH 31, 2021 (UNAUDITED)

SHARES       DESCRIPTION                                VALUE
-------------------------------------------------------------
             TOTAL INVESTMENTS -- 100.1%       $  266,696,140
             (Cost $230,625,681) (h)
             NET OTHER ASSETS AND
                LIABILITIES -- (0.1)%                (328,126)
                                               --------------
             NET ASSETS -- 100.0%              $  266,368,014
                                               ==============

(a)   Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund's underlying index. For a breakdown of the portfolio securities by sector, please see the Fund Performance Overview.

(b)   Non-income producing security.

(c)   This security is exempt from registration upon resale under Rule 144A of the Securities Act of 1933, as amended (the "1933 Act") and may be resold in transactions exempt from registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it trades freely without any additional registration. As such, it does not require the additional disclosure required of restricted securities.

(d)   This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the 1933 Act.

(e)   All or a portion of this security is on loan (see Note 2E - Securities
      Lending in the Notes to Financial Statements). The remaining contractual maturity of all of the securities lending transactions is overnight and continuous. The aggregate value of such securities is $1,013,472 and the total value of the collateral held by the Fund is $1,008,504.

(f)   Rate shown reflects yield as of March 31, 2021.

(g)   This security serves as collateral for securities on loan.

(h)   Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of March 31, 2021, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $36,961,031 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $890,572. The net unrealized appreciation was
      $36,070,459.

-----------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of March 31,
2021 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial
Statements):

                                      LEVEL 2        LEVEL 3
                      LEVEL 1       SIGNIFICANT    SIGNIFICANT
                       QUOTED        OBSERVABLE    UNOBSERVABLE
                       PRICES          INPUTS         INPUTS
                   --------------------------------------------
Common Stocks*     $  265,687,636  $           --  $         --
Money Market
  Funds                 1,008,504              --            --
                   --------------------------------------------
Total Investments  $  266,696,140  $           --  $         --
                   ============================================

* See Portfolio of Investments for country breakout.

---------------------------------
OFFSETTING ASSETS AND LIABILITIES
-------------------------------------------------------------
Offsetting assets and liabilities requires entities to disclose both gross and net information about instruments and transactions eligible for offset, and to disclose instruments and transactions subject to master netting or similar agreements (see Note 2C - Offsetting on the Statements of Assets and Liabilities
in the Notes to Financial Statements).

The Fund's loaned securities were all subject to an enforceable Securities
Lending Agency Agreement. Securities lent in accordance with the Securities
Lending Agency Agreement on a gross basis were as follows:

SECURITIES LENDING AGENCY AGREEMENT
-------------------------------------------------------------
Total gross amount presented on the
   Statements of Assets and Liabilities(1)     $    1,013,472
Non-cash Collateral(2)                             (1,008,504)
                                               --------------
Net Amount                                     $        4,968
                                               ==============

(1)   The amount presented on the Statements of Assets and Liabilities, which is included in "Investments, at value," is not offset and is shown on a gross basis.

(2)   The Collateral requirements are determined at the beginning of each business day based on the market value of the loaned securities from the end of the prior day. On March 31, 2021, there was sufficient collateral based on the end of day market value from the prior business day; however, as a result of market movement from March 30 to March 31, the value of the related securities loaned was above the collateral value received.

                                                 % OF TOTAL
CURRENCY EXPOSURE DIVERSIFICATION               INVESTMENTS
-------------------------------------------------------------
United States Dollar                                57.3%
Euro                                                26.6
Swiss Franc                                          8.8
South Korean Won                                     3.8
Japanese Yen                                         2.1
British Pound Sterling                               0.7
Hong Kong Dollar                                     0.3
Canadian Dollar                                      0.3
New Taiwan Dollar                                    0.1
                                                   ------
     Total                                         100.0%
                                                   ======

                        See Notes to Financial Statements                Page 51


FIRST TRUST INDXX GLOBAL NATURAL RESOURCES INCOME ETF (FTRI)

PORTFOLIO OF INVESTMENTS
MARCH 31, 2021 (UNAUDITED)

SHARES       DESCRIPTION                                VALUE
-------------------------------------------------------------
             COMMON STOCKS (a) -- 99.2%
             AUSTRALIA -- 4.5%
      58,455 Fortescue Metals Group Ltd.       $      887,545
                                               --------------
             BERMUDA -- 0.1%
      31,496 China Water Affairs Group Ltd.            25,767
                                               --------------
             CANADA -- 12.8%
      28,888 Canadian Natural Resources Ltd.          893,052
      53,201 Cenovus Energy, Inc.                     399,632
      16,051 Nutrien Ltd.                             864,989
       1,646 Premium Brands Holdings Corp.            156,833
      11,686 Tourmaline Oil Corp.                     222,431
                                               --------------
                                                    2,536,937
                                               --------------
             CAYMAN ISLANDS -- 0.1%
      59,473 China Zhongwang Holdings
                Ltd. (b)                               14,612
                                               --------------
             HONG KONG -- 1.0%
     118,994 Guangdong Investment Ltd.                193,780
                                               --------------
             INDIA -- 0.1%
      15,358 Oil India Ltd.                            25,795
                                               --------------
             IRELAND -- 0.6%
       8,315 Glanbia PLC                              123,936
                                               --------------
             ISRAEL -- 1.0%
      22,235 Delek Drilling, L.P. (c)                  32,151
      29,159 ICL Group Ltd. (d)                       169,414
                                               --------------
                                                      201,565
                                               --------------
             JAPAN -- 1.6%
      34,025 Inpex Corp.                              232,313
       4,426 Itoham Yonekyu Holdings, Inc.             29,140
       1,226 Japan Petroleum Exploration Co.,
                Ltd.                                   22,754
       1,812 Nippon Light Metal Holdings Co.,
                Ltd.                                   36,216
                                               --------------
                                                      320,423
                                               --------------
             JERSEY -- 0.3%
      47,531 Centamin PLC                              68,148
                                               --------------
             LUXEMBOURG -- 0.4%
       1,993 APERAM S.A.                               89,795
                                               --------------
             NORWAY -- 3.3%
       4,523 Aker BP ASA                              128,395
       2,218 Salmar ASA                               152,999
       7,079 Yara International ASA                   368,138
                                               --------------
                                                      649,532
                                               --------------
             RUSSIA -- 7.4%
      74,363 Magnitogorsk Iron & Steel Works
                PJSC                                   59,325
       2,556 MMC Norilsk Nickel PJSC                  804,222
       1,936 PhosAgro PJSC                            103,624
      63,944 Tatneft PJSC                             505,649
                                               --------------
                                                    1,472,820
                                               --------------
             SOUTH AFRICA -- 1.9%
       4,303 African Rainbow Minerals Ltd.             81,077
      10,219 Exxaro Resources Ltd.                    120,371

SHARES       DESCRIPTION                                VALUE
-------------------------------------------------------------
             SOUTH AFRICA (CONTINUED)
       4,074 Kumba Iron Ore Ltd.               $      167,956
                                               --------------
                                                      369,404
                                               --------------
             SWEDEN -- 1.1%
       6,733 Lundin Energy AB                         211,547
                                               --------------
             TAIWAN -- 2.9%
     482,598 China Steel Corp.                        438,064
      65,653 TA Chen Stainless Pipe                    72,135
      29,516 Taiwan Fertilizer Co., Ltd.               58,446
                                               --------------
                                                      568,645
                                               --------------
             THAILAND -- 1.0%
      50,349 PTT Exploration & Production
                PCL                                   183,673
      55,250 TTW PCL                                   20,862
                                               --------------
                                                      204,535
                                               --------------
             UNITED KINGDOM -- 33.6%
      45,427 Anglo American PLC                     1,780,143
      33,741 BHP Group PLC, ADR                     1,952,254
      12,211 Ferrexpo PLC                              63,061
      17,737 Pennon Group PLC                         238,411
      25,142 Rio Tinto PLC, ADR (d)                 1,952,276
      10,065 Severn Trent PLC                         319,973
      28,781 United Utilities Group PLC               367,336
                                               --------------
                                                    6,673,454
                                               --------------
             UNITED STATES -- 25.5%
      15,699 Archer-Daniels-Midland Co.               894,843
       8,989 CF Industries Holdings, Inc.             407,921
      33,939 ConocoPhillips                         1,797,749
       2,322 Domtar Corp.                              85,798
      16,551 International Paper Co.                  894,913
      10,859 Ovintiv, Inc.                            258,661
       9,798 Tyson Foods, Inc., Class A               727,991
                                               --------------
                                                    5,067,876
                                               --------------
             TOTAL COMMON STOCKS -- 99.2%          19,706,116
             (Cost $17,636,060)                --------------

             MONEY MARKET FUNDS -- 9.4%
   1,859,156 Goldman Sachs Financial Square
                Treasury Obligations Fund -
                Institutional Class -
                0.02% (e) (f)                       1,859,156
             (Cost $1,859,156)                 --------------

             TOTAL INVESTMENTS -- 108.6%           21,565,272
             (Cost $19,495,216) (g)
             Net Other Assets and
                Liabilities -- (8.6)%              (1,702,382)
                                               --------------
             NET ASSETS -- 100.0%              $   19,862,890
                                               ==============

(a)   Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund's underlying index. For a breakdown of the portfolio securities by sector, please see the Fund Performance Overview.

(b)   Non-income producing security.

Page 52                 See Notes to Financial Statements


FIRST TRUST INDXX GLOBAL NATURAL RESOURCES INCOME ETF (FTRI)

PORTFOLIO OF INVESTMENTS (CONTINUED)
MARCH 31, 2021 (UNAUDITED)

(c)   Security is a Master Limited Partnership ("MLP").

(d)   All or a portion of this security is on loan (see Note 2E - Securities
      Lending in the Notes to Financial Statements). The remaining contractual maturity of all of the securities lending transactions is overnight and continuous. The aggregate value of such securities is $1,816,476 and the total value of the collateral held by the Fund is $1,859,156.

(e)   Rate shown reflects yield as of March 31, 2021.

(f)   This security serves as collateral for securities on loan.

(g)   Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of March 31, 2021, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $2,112,841 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $42,785. The net unrealized appreciation was
      $2,070,056.

ADR   - American Depositary Receipt

-----------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of March 31,
2021 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial
Statements):

                                                     LEVEL 2       LEVEL 3
                       TOTAL          LEVEL 1      SIGNIFICANT   SIGNIFICANT
                      VALUE AT         QUOTED       OBSERVABLE   UNOBSERVABLE
                      3/31/21          PRICES         INPUTS        INPUTS
                   ----------------------------------------------------------
Common Stocks:
  Thailand         $      204,535  $           --  $    204,535  $         --
  Other Country
    Categories*        19,501,581      19,501,581            --            --
Money Market
  Funds                 1,859,156       1,859,156            --            --
                   ----------------------------------------------------------
Total
  Investments      $   21,565,272  $   21,360,737  $    204,535  $         --
                   ==========================================================

* See Portfolio of Investments for country breakout.

---------------------------------
OFFSETTING ASSETS AND LIABILITIES
-------------------------------------------------------------
Offsetting assets and liabilities requires entities to disclose both gross and net information about instruments and transactions eligible for offset, and to disclose instruments and transactions subject to master netting or similar agreements (see Note 2C - Offsetting on the Statements of Assets and Liabilities
in the Notes to Financial Statements).

The Fund's loaned securities were all subject to an enforceable Securities
Lending Agency Agreement. Securities lent in accordance with the Securities
Lending Agency Agreement on a gross basis were as follows:

SECURITIES LENDING AGENCY AGREEMENT
-------------------------------------------------------------
Total gross amount presented on the
   Statements of Assets and Liabilities(1)     $    1,816,476
Non-cash Collateral(2)                             (1,816,476)
                                               --------------
Net Amount                                     $           --
                                               ==============

(1)   The amount presented on the Statements of Assets and Liabilities, which is included in "Investments, at value," is not offset and is shown on a gross basis.

(2)   At March 31, 2021, the value of the collateral received from each borrower exceeded the value of the related securities loaned. This amount is disclosed on the Portfolio of Investments.

                                                 % OF TOTAL
CURRENCY EXPOSURE DIVERSIFICATION               INVESTMENTS
-------------------------------------------------------------
United States Dollar                                55.0%
British Pound Sterling                              13.2
Canadian Dollar                                      7.8
Russian Ruble                                        6.8
Australian Dollar                                    4.1
Norwegian Krone                                      3.0
New Taiwan Dollar                                    2.6
South African Rand                                   1.7
Japanese Yen                                         1.5
Hong Kong Dollar                                     1.1
Euro                                                 1.0
Swedish Krona                                        1.0
Thai Baht                                            0.9
Israeli Shekel                                       0.2
Indian Rupee                                         0.1
                                                   ------
     Total                                         100.0%
                                                   ======

                        See Notes to Financial Statements                Page 53


FIRST TRUST INDXX GLOBAL AGRICULTURE ETF (FTAG)

PORTFOLIO OF INVESTMENTS
MARCH 31, 2021 (UNAUDITED)

SHARES       DESCRIPTION                                VALUE
-------------------------------------------------------------
             COMMON STOCKS (a) -- 99.7%
             AUSTRALIA -- 1.0%
      14,251 Incitec Pivot Ltd. (b)            $       31,499
       2,786 Nufarm Ltd. (b)                           11,236
                                               --------------
                                                       42,735
                                               --------------
             BERMUDA -- 1.9%
       1,028 Bunge Ltd.                                81,490
                                               --------------
             CANADA -- 4.3%
       3,343 Nutrien Ltd.                             180,092
                                               --------------
             CHILE -- 1.3%
       1,033 Sociedad Quimica y Minera de
                Chile S.A., ADR                        54,821
                                               --------------
             CHINA -- 0.1%
      12,000 China BlueChemical Ltd.,
                Class H                                 2,902
       2,000 First Tractor Co., Ltd.,
                Class H (b)                               862
                                               --------------
                                                        3,764
                                               --------------
             GERMANY -- 22.5%
       4,861 BASF SE                                  403,825
       6,472 Bayer AG                                 409,542
       3,419 Evonik Industries AG                     120,926
       1,404 K+S AG                                    13,949
                                               --------------
                                                      948,242
                                               --------------
             INDIA -- 7.1%
         330 Bayer CropScience Ltd.                    24,111
       3,054 Chambal Fertilizers and
                Chemicals Ltd.                          9,568
       2,149 Coromandel International Ltd.             22,766
         990 Escorts Ltd.                              17,438
       1,409 Godrej Agrovet Ltd. (c) (d)               10,094
       9,120 Mahindra & Mahindra Ltd.                  99,197
       1,114 PI Industries Ltd.                        34,406
       3,662 Sumitomo Chemical India Ltd.              14,560
       1,869 Tata Chemicals Ltd.                       19,218
       5,604 UPL Ltd.                                  49,196
                                               --------------
                                                      300,554
                                               --------------
             JAPAN -- 8.9%
       8,300 Kubota Corp.                             188,863
       1,000 Kumiai Chemical Industry Co.,
                Ltd.                                    9,067
       1,500 Mitsui Chemicals, Inc.                    47,347
       1,100 Nissan Chemical Corp.                     58,713
         300 Sakata Seed Corp.                         11,082
      12,100 Sumitomo Chemical Co., Ltd.               62,617
                                               --------------
                                                      377,689
                                               --------------
             MALAYSIA -- 2.7%
      58,701 Petronas Chemicals Group Bhd             113,254
                                               --------------
             MEXICO -- 1.0%
      15,409 Orbia Advance Corp. SAB de CV             41,087
                                               --------------
             NETHERLANDS -- 4.5%
       9,934 CNH Industrial N.V. (b)                  155,368
       1,546 OCI N.V. (b)                              33,413
                                               --------------
                                                      188,781
                                               --------------

SHARES       DESCRIPTION                                VALUE
-------------------------------------------------------------
             NORWAY -- 2.4%
       1,967 Yara International ASA            $      102,292
                                               --------------
             QATAR -- 3.4%
      44,392 Industries Qatar QSC                     145,668
                                               --------------
             RUSSIA -- 1.2%
         950 PhosAgro PJSC                             50,848
                                               --------------
             SINGAPORE -- 4.5%
      47,000 Wilmar International Ltd.                189,370
                                               --------------
             SWITZERLAND -- 0.9%
          75 Bucher Industries AG                      38,216
                                               --------------
             TAIWAN -- 0.3%
       7,191 Taiwan Fertilizer Co., Ltd.               14,239
                                               --------------
             TURKEY -- 0.5%
       2,451 Gubre Fabrikalari TAS (b)                 21,698
                                               --------------
             UNITED STATES -- 31.2%
         552 AGCO Corp.                                79,295
          87 Alamo Group, Inc.                         13,585
       1,570 CF Industries Holdings, Inc.              71,247
         249 Compass Minerals International,
                Inc.                                   15,617
       5,341 Corteva, Inc.                            248,997
       1,161 Deere & Co.                              434,376
         949 FMC Corp.                                104,969
          80 Lindsay Corp.                             13,330
       2,782 Mosaic (The) Co.                          87,939
         263 Raven Industries, Inc.                    10,081
         409 Scotts Miracle-Gro (The) Co.             100,193
         325 SiteOne Landscape Supply,
                Inc. (b)                               55,490
         790 Toro (The) Co.                            81,481
                                               --------------
                                                    1,316,600
                                               --------------
             TOTAL COMMON STOCKS -- 99.7%           4,211,440
             (Cost $3,273,709)                 --------------

             RIGHTS (a) -- 0.0%
             CHILE -- 0.0%
         164 Sociedad Quimica y Minera de
                Chile S.A., expiring
                4/26/21 (b) (e)                           509
             (Cost $0)                         --------------

             TOTAL INVESTMENTS -- 99.7%             4,211,949
             (Cost $3,273,709) (f)
             NET OTHER ASSETS AND
                LIABILITIES -- 0.3%                    11,730
                                               --------------
             NET ASSETS -- 100.0%              $    4,223,679
                                               ==============

(a)   Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund's underlying index. For a breakdown of the portfolio securities by sector, please see the Fund Performance Overview.

(b)   Non-income producing security.

Page 54                 See Notes to Financial Statements


FIRST TRUST INDXX GLOBAL AGRICULTURE ETF (FTAG)

PORTFOLIO OF INVESTMENTS (CONTINUED)
MARCH 31, 2021 (UNAUDITED)

(c)   This security is exempt from registration upon resale under Rule 144A of the Securities Act of 1933, as amended (the "1933 Act") and may be resold in transactions exempt from registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it trades freely without any additional registration. As such, it does not require the additional disclosure required of restricted securities.

(d)   This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the 1933 Act.

(e)   Pursuant to procedures adopted by the Trust's Board of Trustees, this security has been determined to be illiquid by First Trust Advisors, L.P., the Fund's Advisor.

(f)   Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of March 31, 2021, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $1,145,849 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $207,609. The net unrealized appreciation was
      $938,240.

ADR   - American Depositary Receipt

-----------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of March 31,
2021 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial
Statements):

                                      LEVEL 2        LEVEL 3
                      LEVEL 1       SIGNIFICANT    SIGNIFICANT
                       QUOTED        OBSERVABLE    UNOBSERVABLE
                       PRICES          INPUTS         INPUTS
                   --------------------------------------------
Common Stocks*     $    4,211,440  $           --  $         --
Rights*                       509              --            --
                   --------------------------------------------
Total Investments  $    4,211,949  $           --  $         --
                   ============================================

* See Portfolio of Investments for country breakout.

                                                 % OF TOTAL
CURRENCY EXPOSURE DIVERSIFICATION               INVESTMENTS
-------------------------------------------------------------
United States Dollar                                38.2%
Euro                                                23.3
Japanese Yen                                         9.0
Indian Rupee                                         7.1
Singapore Dollar                                     4.5
Canadian Dollar                                      4.3
Qatar Riyal                                          3.5
Malaysian Ringgit                                    2.7
Norwegian Krone                                      2.4
Russian Ruble                                        1.2
Australian Dollar                                    1.0
Mexican Peso                                         1.0
Swiss Franc                                          0.9
Turkish Lira                                         0.5
New Taiwan Dollar                                    0.3
Hong Kong Dollar                                     0.1
                                                   ------
     Total                                         100.0%
                                                   ======

                        See Notes to Financial Statements                Page 55


FIRST TRUST BICK INDEX FUND (BICK)

PORTFOLIO OF INVESTMENTS
MARCH 31, 2021 (UNAUDITED)

SHARES       DESCRIPTION                                VALUE
-------------------------------------------------------------
             COMMON STOCKS (a) -- 99.9%
             BRAZIL -- 23.2%
     336,255 Ambev S.A., ADR                   $      921,339
     117,700 Azul S.A. (Preference Shares) (b)        792,522
      58,276 B2W Cia Digital (b)                      630,112
      88,215 B3 S.A. - Brasil Bolsa Balcao            856,815
     207,114 Banco Bradesco S.A., ADR                 973,436
     170,361 Banco do Brasil S.A.                     924,044
     147,443 Centrais Eletricas Brasileiras
                S.A.                                  892,991
     145,379 Cia Siderurgica Nacional S.A.            974,505
     184,717 Gerdau S.A. (Preference Shares)          987,800
     189,283 Itau Unibanco Holding S.A., ADR          938,844
     480,263 Itausa S.A. (Preference Shares)          875,432
     185,074 JBS S.A.                                 989,709
      82,390 Localiza Rent a Car S.A.                 877,379
     130,350 Lojas Renner S.A.                        984,460
     197,627 Magazine Luiza S.A.                      705,027
     103,501 Natura & Co. Holding S.A. (b)            883,187
     108,128 Petroleo Brasileiro S.A., ADR            916,925
     264,012 Rumo S.A. (b)                            945,136
      65,308 Suzano S.A. (b)                          798,387
      50,737 Vale S.A., ADR                           881,809
     402,580 Via Varejo S.A. (b)                      861,857
      61,225 WEG S.A.                                 814,608
                                               --------------
                                                   19,426,324
                                               --------------
             CAYMAN ISLANDS -- 21.7%
       3,606 Alibaba Group Holding Ltd.,
                ADR (b)                               817,588
      56,000 ANTA Sports Products Ltd.                913,392
       3,025 Baidu, Inc., ADR (b)                     658,089
       2,680 BeiGene Ltd., ADR (b)                    932,854
       6,807 Bilibili, Inc., ADR (b)                  728,758
       8,337 GSX Techedu, Inc., ADR (b) (c)           282,458
       9,134 JD.com, Inc., ADR (b)                    770,270
      19,552 Meituan, Class B (b) (d) (e)             749,978
       7,806 NetEase, Inc., ADR                       806,048
      48,274 New Oriental Education &
                Technology Group, Inc.,
                ADR (b)                               675,836
      18,730 NIO, Inc., ADR (b)                      730,095
      14,768 Pagseguro Digital Ltd.,
                Class A (b)                           683,758
       5,010 Pinduoduo, Inc., ADR (b)                 670,739
     106,000 Smoore International Holdings
                Ltd. (b) (d) (e)                      644,936
       9,992 StoneCo., Ltd., Class A (b)              611,710
      34,310 Sunny Optical Technology Group
                Co., Ltd.                             782,050
      11,058 TAL Education Group, ADR (b)             595,473
      10,003 Tencent Holdings Ltd.                    784,892
      33,338 Tencent Music Entertainment
                Group, ADR (b)                        683,096
      21,735 Trip.com Group Ltd., ADR (b)             861,358
      22,976 Vipshop Holdings Ltd., ADR (b)           686,063
      69,426 Wuxi Biologics Cayman,
                Inc. (b) (d) (e)                      869,377
      19,426 XP, Inc., Class A (b)                    731,777
     662,841 Yatra Online, Inc. (b)                 1,544,420
                                               --------------
                                                   18,215,015
                                               --------------

SHARES       DESCRIPTION                                VALUE
-------------------------------------------------------------
             CHINA -- 5.1%
      33,500 BYD Co., Ltd., Class H            $      710,584
   1,068,074 China Construction Bank Corp.,
                Class H                               898,522
     111,500 China Merchants Bank Co., Ltd.,
                Class H                               851,227
   1,314,412 Industrial & Commercial Bank
                of China Ltd., Class H                943,443
      70,025 Ping An Insurance (Group) Co.
                of China Ltd., Class H                833,642
                                               --------------
                                                    4,237,418
                                               --------------
             INDIA -- 20.4%
      31,121 Axis Bank Ltd., GDR (b) (d)            1,487,584
      25,532 Dr. Reddy's Laboratories Ltd.,
                ADR                                 1,567,409
      19,348 HDFC Bank Ltd., ADR (b)                1,503,146
      92,183 ICICI Bank Ltd., ADR (b)               1,477,693
      89,437 Infosys Ltd., ADR                      1,674,261
      26,675 Reliance Industries Ltd., GDR (e)      1,475,127
     486,084 Sify Technologies Ltd.,
                ADR (b) (c)                         1,715,877
      29,277 State Bank of India, GDR (b) (d)       1,452,139
      69,630 Tata Motors Ltd., ADR (b)              1,447,608
     136,103 Vedanta Ltd., ADR                      1,710,815
     249,782 Wipro Ltd., ADR                        1,583,618
                                               --------------
                                                   17,095,277
                                               --------------
             JERSEY -- 1.8%
      20,495 WNS (Holdings) Ltd., ADR (b)           1,484,658
                                               --------------
             MAURITIUS -- 1.7%
      45,638 MakeMyTrip Ltd. (b)                    1,441,248
                                               --------------
             SOUTH KOREA -- 26.0%
       7,670 Celltrion Healthcare Co.,
                Ltd. (f)                              921,688
       6,268 Celltrion Pharm, Inc. (f)                830,749
       3,238 Celltrion, Inc. (f)                      928,413
       2,545 Green Cross Corp.                        810,667
      21,384 Hanwha Solutions Corp. (b)               946,621
       9,848 HLB, Inc. (f)                            341,101
       3,179 Hyundai Mobis Co., Ltd.                  820,206
       4,065 Hyundai Motor Co.                        783,009
       1,974 Kakao Corp.                              868,612
      12,133 Kia Motors Corp.                         888,735
      42,438 Korea Electric Power Corp.               868,071
      34,222 Korean Air Lines Co., Ltd. (b)           822,477
       1,159 LG Chem Ltd.                             824,383
       6,576 LG Electronics, Inc.                     871,570
       2,569 NAVER Corp.                              855,766
       3,422 POSCO                                    967,563
       1,284 Samsung Biologics Co.,
                Ltd. (b) (d) (e)                      848,625
       7,929 Samsung C&T Corp.                        872,242
       5,084 Samsung Electro-Mechanics Co.,
                Ltd.                                  842,280
      11,677 Samsung Electronics Co., Ltd.            839,857
       1,429 Samsung SDI Co., Ltd.                    833,347
      11,496 Shin Poong Pharmaceutical Co.,
                Ltd.                                  864,422

Page 56                 See Notes to Financial Statements


FIRST TRUST BICK INDEX FUND (BICK)

PORTFOLIO OF INVESTMENTS (CONTINUED)
MARCH 31, 2021 (UNAUDITED)

SHARES       DESCRIPTION                                VALUE
-------------------------------------------------------------
             COMMON STOCKS (a) (CONTINUED)
             SOUTH KOREA (CONTINUED)
      29,236 Shinhan Financial Group Co., Ltd. $      967,429
       3,670 SK Holdings Co., Ltd.                    914,460
       6,808 SK Hynix, Inc.                           797,049
       3,698 SK Innovation Co., Ltd. (b)              715,584
                                               --------------
                                                   21,844,926
                                               --------------
             TOTAL COMMON STOCKS -- 99.9%          83,744,866
             (Cost $68,110,404)                --------------

             MONEY MARKET FUNDS -- 0.7%
     599,654 Goldman Sachs Financial Square
                Treasury Obligations Fund -
                Institutional Class -
                0.02% (g) (h)                         599,654
             (Cost $599,654)                   --------------

             TOTAL INVESTMENTS -- 100.6%           84,344,520
             (Cost $68,710,058) (i)
             NET OTHER ASSETS AND
                LIABILITIES -- (0.6)%                (474,096)
                                               --------------
             NET ASSETS -- 100.0%              $   83,870,424
                                               ==============

(a)   Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund's underlying index. For a breakdown of the portfolio securities by sector, please see the Fund Performance Overview.

(b)   Non-income producing security.

(c)   All or a portion of this security is on loan (see Note 2E - Securities
      Lending in the Notes to Financial Statements). The remaining contractual maturity of all of the securities lending transactions is overnight and continuous. The aggregate value of such securities is $596,802 and the total value of the collateral held by the Fund is $599,654.

(d)   This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933, as amended (the "1933 Act").

(e)   This security is exempt from registration upon resale under Rule 144A of the 1933 Act, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it trades freely without any additional registration. As such, it does not require the additional disclosure required of restricted securities.

(f)   Non-income producing security which makes payment-in-kind ("PIK")
      distributions. For the six months ended March 31, 2021, the Fund received
      140, 50 and 9,424 shares of Celltrion Healthcare Co., Ltd., Celltrion,
      Inc. and HLB, Inc., respectively. There were no in-kind distributions received from Celltrion Pharm, Inc.

(g)   Rate shown reflects yield as of March 31, 2021.

(h)   This security serves as collateral for securities on loan.

(i)   Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of March 31, 2021, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $20,297,849 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $4,663,387. The net unrealized appreciation was
      $15,634,462.

ADR   - American Depositary Receipt

GDR   - Global Depositary Receipt

-----------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of March 31,
2021 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial
Statements):

                                      LEVEL 2        LEVEL 3
                      LEVEL 1       SIGNIFICANT    SIGNIFICANT
                       QUOTED        OBSERVABLE    UNOBSERVABLE
                       PRICES          INPUTS         INPUTS
                   --------------------------------------------
Common Stocks*     $   83,744,866  $           --  $         --
Money Market
  Funds                   599,654              --            --
                   --------------------------------------------
Total Investments  $   84,344,520  $           --  $         --
                   ============================================

* See Portfolio of Investments for country breakout.

                        See Notes to Financial Statements                Page 57


FIRST TRUST BICK INDEX FUND (BICK)

PORTFOLIO OF INVESTMENTS (CONTINUED)
MARCH 31, 2021 (UNAUDITED)

---------------------------------
OFFSETTING ASSETS AND LIABILITIES
-------------------------------------------------------------
Offsetting assets and liabilities requires entities to disclose both gross and net information about instruments and transactions eligible for offset, and to disclose instruments and transactions subject to master netting or similar agreements (see Note 2C - Offsetting on the Statements of Assets and Liabilities
in the Notes to Financial Statements).

The Fund's loaned securities were all subject to an enforceable Securities
Lending Agency Agreement. Securities lent in accordance with the Securities
Lending Agency Agreement on a gross basis were as follows:

SECURITIES LENDING AGENCY AGREEMENT
-------------------------------------------------------------
Total gross amount presented on the
   Statements of Assets and Liabilities(1)     $      596,802
Non-cash Collateral(2)                               (596,802)
                                               --------------
Net Amount                                     $           --
                                               ==============

(1)   The amount presented on the Statements of Assets and Liabilities, which is included in "Investments, at value," is not offset and is shown on a gross basis.

(2)   At March 31, 2021, the value of the collateral received from each borrower exceeded the value of the related securities loaned. This amount is disclosed on the Portfolio of Investments.

                                                 % OF TOTAL
CURRENCY EXPOSURE DIVERSIFICATION               INVESTMENTS
-------------------------------------------------------------
United States Dollar                                45.9%
South Korean Won                                    25.9
Brazilian Real                                      17.5
Hong Kong Dollar                                    10.7
                                                   ------
     Total                                         100.0%
                                                   ======

Page 58                 See Notes to Financial Statements


FIRST TRUST INDXX NEXTG ETF (NXTG)

PORTFOLIO OF INVESTMENTS
MARCH 31, 2021 (UNAUDITED)

SHARES       DESCRIPTION                                VALUE
-------------------------------------------------------------
             COMMON STOCKS (a) -- 99.8%
             AUSTRALIA -- 0.5%
   1,878,374 Telstra Corp., Ltd.               $    4,850,841
                                               --------------
             BERMUDA -- 1.5%
     301,794 Marvell Technology Group Ltd.         14,781,870
                                               --------------
             BRAZIL -- 0.4%
     470,048 Telefonica Brasil S.A., ADR            3,699,278
                                               --------------
             CANADA -- 1.3%
      93,358 BCE, Inc.                              4,214,371
      89,824 Rogers Communications, Inc.,
                Class B                             4,142,039
     213,445 TELUS Corp.                            4,251,236
                                               --------------
                                                   12,607,646
                                               --------------
             CAYMAN ISLANDS -- 1.2%
     142,368 GDS Holdings Ltd., ADR (b)            11,544,621
                                               --------------
             CHINA -- 1.7%
  85,791,622 China Tower Corp., Ltd.,
                Class H (c) (d)                    12,690,905
   1,752,489 ZTE Corp., Class H                     4,449,921
                                               --------------
                                                   17,140,826
                                               --------------
             FINLAND -- 1.7%
      79,082 Elisa OYJ                              4,742,713
   3,083,314 Nokia OYJ, ADR (b)                    12,209,923
                                               --------------
                                                   16,952,636
                                               --------------
             FRANCE -- 0.4%
     342,674 Orange S.A.                            4,221,489
                                               --------------
             GERMANY -- 2.5%
     236,032 Deutsche Telekom AG                    4,752,582
     367,579 Infineon Technologies AG              15,585,026
   1,519,805 Telefonica Deutschland
                Holding AG                          4,455,704
                                               --------------
                                                   24,793,312
                                               --------------
             GUERNSEY -- 1.4%
     194,765 Amdocs Ltd.                           13,662,765
                                               --------------
             HONG KONG -- 2.5%
  17,246,555 Lenovo Group Ltd.                     24,536,203
                                               --------------
             INDIA -- 8.0%
     625,775 Bharti Airtel Ltd.                     4,427,531
   1,100,518 HCL Technologies Ltd.                 14,790,980
     835,480 Infosys Ltd., ADR                     15,640,185
     342,611 Tata Consultancy Services Ltd.        14,891,404
   1,028,659 Tech Mahindra Ltd.                    13,949,004
   2,434,193 Wipro Ltd., ADR                       15,432,784
                                               --------------
                                                   79,131,888
                                               --------------
             ITALY -- 1.7%
   1,088,870 Infrastrutture Wireless Italiane
                S.p.A. (c) (d)                     12,130,763
   8,871,870 Telecom Italia S.p.A.                  4,798,361
                                               --------------
                                                   16,929,124
                                               --------------
             JAPAN -- 10.0%
      98,532 Fujitsu Ltd.                          14,238,085
     152,048 KDDI Corp.                             4,662,027

SHARES       DESCRIPTION                                VALUE
-------------------------------------------------------------
             JAPAN (CONTINUED)
     218,471 Kyocera Corp.                     $   13,860,996
     899,865 Mitsubishi Electric Corp.             13,706,230
     249,359 NEC Corp.                             14,683,411
     173,566 Nippon Telegraph & Telephone
                Corp.                               4,454,952
   1,333,359 Renesas Electronics Corp. (b)         14,450,493
     341,798 SoftBank Corp.                         4,440,519
     137,676 Sony Corp.                            14,417,279
                                               --------------
                                                   98,913,992
                                               --------------
             MALAYSIA -- 1.1%
  12,733,455 DiGi.Com Bhd                          11,178,048
                                               --------------
             NETHERLANDS -- 3.1%
      81,822 NXP Semiconductors N.V.               16,474,041
     362,648 STMicroelectronics N.V.               13,830,067
                                               --------------
                                                   30,304,108
                                               --------------
             NEW ZEALAND -- 0.4%
   1,337,737 Spark New Zealand Ltd.                 4,185,567
                                               --------------
             NORWAY -- 0.4%
     245,200 Telenor ASA                            4,314,504
                                               --------------
             PHILIPPINES -- 0.8%
     101,010 Globe Telecom, Inc.                    3,912,414
     151,217 PLDT, Inc., ADR (e)                    3,955,837
                                               --------------
                                                    7,868,251
                                               --------------
             QATAR -- 0.4%
   2,200,774 Ooredoo QPSC                           4,272,526
                                               --------------
             RUSSIA -- 0.4%
     484,921 Mobile TeleSystems PJSC, ADR           4,044,241
                                               --------------
             SINGAPORE -- 0.5%
   2,451,252 Singapore Telecommunications
                Ltd.                                4,446,220
                                               --------------
             SOUTH AFRICA -- 1.0%
     954,152 MTN Group Ltd.                         5,614,370
     524,320 Vodacom Group Ltd.                     4,485,138
                                               --------------
                                                   10,099,508
                                               --------------
             SOUTH KOREA -- 5.7%
     385,755 KT Corp., ADR                          4,798,792
     147,642 LG Electronics, Inc.                  19,568,191
     193,208 Samsung Electronics Co., Ltd.         13,896,294
      80,486 Samsung SDS Co., Ltd.                 13,761,026
      19,612 SK Telecom Co., Ltd.                   4,765,452
                                               --------------
                                                   56,789,755
                                               --------------
             SPAIN -- 0.4%
     916,369 Telefonica S.A.                        4,101,862
                                               --------------
             SWEDEN -- 2.3%
     321,171 Tele2 AB, Class B                      4,332,073
   1,046,583 Telefonaktiebolaget LM Ericsson,
                Class B                            13,847,067
   1,031,710 Telia Co., AB                          4,468,977
                                               --------------
                                                   22,648,117
                                               --------------
             SWITZERLAND -- 0.4%
       7,974 Swisscom AG                            4,277,435
                                               --------------

                        See Notes to Financial Statements                Page 59


FIRST TRUST INDXX NEXTG ETF (NXTG)

PORTFOLIO OF INVESTMENTS (CONTINUED)
MARCH 31, 2021 (UNAUDITED)

SHARES       DESCRIPTION                                VALUE
-------------------------------------------------------------
             COMMON STOCKS (a) (CONTINUED)
             TAIWAN -- 5.9%
   4,533,271 ASE Technology Holding Co.,
                Ltd.                           $   17,079,404
   1,115,999 Chunghwa Telecom Co., Ltd.             4,361,052
     515,349 MediaTek, Inc.                        17,501,601
   1,236,831 Taiwan Mobile Co., Ltd.                4,256,713
     124,245 Taiwan Semiconductor
                Manufacturing Co., Ltd., ADR       14,695,699
                                               --------------
                                                   57,894,469
                                               --------------
             TURKEY -- 0.4%
   2,205,299 Turkcell Iletisim Hizmetleri AS        3,998,102
                                               --------------
             UNITED ARAB EMIRATES -- 0.5%
     913,296 Emirates Telecommunications
                Group Co. PJSC                      5,380,593
                                               --------------
             UNITED KINGDOM -- 1.0%
   2,382,942 BT Group PLC (b)                       5,085,396
   2,417,863 Vodafone Group PLC                     4,395,933
                                               --------------
                                                    9,481,329
                                               --------------
             UNITED STATES -- 40.3%
     141,280 Advanced Micro Devices, Inc. (b)      11,090,480
      59,022 American Tower Corp.                  14,109,799
      91,661 Analog Devices, Inc.                  14,214,788
     105,078 Apple, Inc.                           12,835,278
      46,856 Arista Networks, Inc. (b)             14,145,358
     139,835 AT&T, Inc.                             4,232,805
      31,582 Broadcom, Inc.                        14,643,310
     280,910 Ciena Corp. (b)                       15,371,395
     292,190 Cisco Systems, Inc.                   15,109,145
     109,292 CoreSite Realty Corp.                 13,098,646
      82,369 Crown Castle International Corp.      14,178,176
     193,744 CyrusOne, Inc.                        13,120,344
      99,875 Digital Realty Trust, Inc.            14,066,395
      18,849 Equinix, Inc.                         12,809,592
      75,550 F5 Networks, Inc. (b)                 15,761,241
   1,068,474 Hewlett Packard Enterprise Co.        16,817,781
     257,657 Intel Corp.                           16,490,048
     103,632 International Business Machines
                Corp.                              13,810,000
     589,436 Juniper Networks, Inc.                14,930,414
     103,800 Keysight Technologies, Inc. (b)       14,884,920
     146,592 Lumentum Holdings, Inc. (b)           13,391,179
     181,677 Micron Technology, Inc. (b)           16,025,728
      24,958 NVIDIA Corp.                          13,325,825
      81,792 Qorvo, Inc. (b)                       14,943,398
      83,147 QUALCOMM, Inc.                        11,024,461
      46,989 SBA Communications Corp.              13,041,797
      88,978 Skyworks Solutions, Inc.              16,325,683
      32,871 T-Mobile US, Inc. (b)                  4,118,408
      70,924 Verizon Communications, Inc.           4,124,231
      30,255 VMware, Inc., Class A (b) (e)          4,551,865
      90,018 Xilinx, Inc.                          11,153,230
                                               --------------
                                                  397,745,720
                                               --------------
             TOTAL COMMON STOCKS -- 99.8%         986,796,846
             (Cost $812,041,286)               --------------

SHARES       DESCRIPTION                                VALUE
-------------------------------------------------------------
             MONEY MARKET FUNDS -- 0.3%
   2,869,968 Goldman Sachs Financial Square
                Treasury Obligations Fund -
                Institutional Class -
                0.02% (f) (g)                  $    2,869,968
             (Cost $2,869,968)                 --------------

             TOTAL INVESTMENTS -- 100.1%          989,666,814
             (Cost $814,911,254) (h)
             NET OTHER ASSETS AND
                LIABILITIES -- (0.1)%              (1,412,887)
                                               --------------
             NET ASSETS -- 100.0%              $  988,253,927
                                               ==============

(a)   Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund's underlying index. For a breakdown of the portfolio securities by sector, please see the Fund Performance Overview.

(b)   Non-income producing security.

(c)   This security is exempt from registration upon resale under Rule 144A of the Securities Act of 1933, as amended (the "1933 Act") and may be resold in transactions exempt from registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it trades freely without any additional registration. As such, it does not require the additional disclosure required of restricted securities.

(d)   This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the 1933 Act.

(e)   All or a portion of this security is on loan (see Note 2E - Securities
      Lending in the Notes to Financial Statements). The remaining contractual maturity of all of the securities lending transactions is overnight and continuous. The aggregate value of such securities is $2,812,859 and the total value of the collateral held by the Fund is $2,869,968.

(f)   Rate shown reflects yield as of March 31, 2021.

(g)   This security serves as collateral for securities on loan.

(h)   Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of March 31, 2021, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $184,379,786 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $9,624,226. The net unrealized appreciation was
      $174,755,560.

ADR   - American Depositary Receipt

Page 60                 See Notes to Financial Statements


FIRST TRUST INDXX NEXTG ETF (NXTG)

PORTFOLIO OF INVESTMENTS (CONTINUED)
MARCH 31, 2021 (UNAUDITED)

-----------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of March 31,
2021 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial
Statements):

                                      LEVEL 2        LEVEL 3
                      LEVEL 1       SIGNIFICANT    SIGNIFICANT
                       QUOTED        OBSERVABLE    UNOBSERVABLE
                       PRICES          INPUTS         INPUTS
                   --------------------------------------------
Common Stocks*     $  986,796,846  $           --  $         --
Money Market
  Funds                 2,869,968              --            --
                   --------------------------------------------
Total Investments  $  989,666,814  $           --  $         --
                   ============================================

* See Portfolio of Investments for country breakout.

---------------------------------
OFFSETTING ASSETS AND LIABILITIES
-------------------------------------------------------------
Offsetting assets and liabilities requires entities to disclose both gross and net information about instruments and transactions eligible for offset, and to disclose instruments and transactions subject to master netting or similar agreements (see Note 2C - Offsetting on the Statements of Assets and Liabilities
in the Notes to Financial Statements).

The Fund's loaned securities were all subject to an enforceable Securities
Lending Agency Agreement. Securities lent in accordance with the Securities
Lending Agency Agreement on a gross basis were as follows:

SECURITIES LENDING AGENCY AGREEMENT
-------------------------------------------------------------
Total gross amount presented on the
   Statements of Assets and Liabilities(1)     $    2,812,859
Non-cash Collateral(2)                             (2,812,859)
                                               --------------
Net Amount                                     $           --
                                               ==============

(1)   The amount presented on the Statements of Assets and Liabilities, which is included in "Investments, at value," is not offset and is shown on a gross basis.

(2)   At March 31, 2021, the value of the collateral received from each borrower exceeded the value of the related securities loaned. This amount is disclosed on the Portfolio of Investments.

                                                 % OF TOTAL
CURRENCY EXPOSURE DIVERSIFICATION               INVESTMENTS
-------------------------------------------------------------
United States Dollar                                53.7%
Japanese Yen                                        10.0
Euro                                                 6.9
South Korean Won                                     5.3
Indian Rupee                                         4.9
New Taiwan Dollar                                    4.4
Hong Kong Dollar                                     4.2
Swedish Krona                                        2.3
Canadian Dollar                                      1.3
Malaysian Ringgit                                    1.1
South African Rand                                   1.0
British Pound Sterling                               1.0
United Arab Emirates Dirham                          0.5
Australian Dollar                                    0.5
Singapore Dollar                                     0.5
Norwegian Krone                                      0.4
Swiss Franc                                          0.4
Qatar Riyal                                          0.4
New Zealand Dollar                                   0.4
Turkish Lira                                         0.4
Philippine Peso                                      0.4
                                                   ------
     Total                                         100.0%
                                                   ======

                        See Notes to Financial Statements                Page 61


FIRST TRUST NASDAQ GLOBAL AUTO INDEX FUND (CARZ)

PORTFOLIO OF INVESTMENTS
MARCH 31, 2021 (UNAUDITED)

SHARES       DESCRIPTION                                VALUE
-------------------------------------------------------------
             COMMON STOCKS (a) -- 99.6%
             BERMUDA -- 0.8%
     643,307 Brilliance China Automotive
                Holdings Ltd. (b)              $      604,075
                                               --------------
             CAYMAN ISLANDS -- 3.7%
     833,635 Geely Automobile Holdings Ltd.         2,121,056
     230,003 Yadea Group Holdings Ltd. (c) (d)        510,651
                                               --------------
                                                    2,631,707
                                               --------------
             CHINA -- 7.2%
     375,352 BAIC Motor Corp., Ltd.,
                Class H (c) (d)                       120,223
     106,733 BYD Co., Ltd., Class H                 2,263,963
     466,981 Dongfeng Motor Group Co., Ltd.,
                Class H                               433,697
     659,256 Great Wall Motor Co., Ltd.,
                Class H                             1,827,474
     600,035 Guangzhou Automobile Group
                Co., Ltd., Class H                    504,010
                                               --------------
                                                    5,149,367
                                               --------------
             FRANCE -- 2.6%
      44,034 Renault S.A. (e)                       1,907,023
                                               --------------
             GERMANY -- 22.8%
      31,191 Bayerische Motoren Werke AG            3,236,039
      67,326 Daimler AG                             6,001,254
      32,572 Porsche Automobil Holding SE
                (Preference Shares)                 3,453,802
      12,890 Volkswagen AG (Preference
                Shares)                             3,606,715
                                               --------------
                                                   16,297,810
                                               --------------
             JAPAN -- 32.0%
     198,064 Honda Motor Co., Ltd.                  5,937,001
     146,160 Isuzu Motors Ltd.                      1,569,512
     127,697 Mazda Motor Corp. (e)                  1,040,259
     145,835 Mitsubishi Motors Corp. (e)              414,884
     501,809 Nissan Motor Co., Ltd. (e)             2,791,277
     130,910 Subaru Corp.                           2,605,786
      62,711 Suzuki Motor Corp.                     2,845,995
      73,252 Toyota Motor Corp.                     5,700,061
                                               --------------
                                                   22,904,775
                                               --------------
             MALAYSIA -- 0.1%
     143,955 DRB-Hicom Bhd                             66,657
      49,719 UMW Holdings Bhd                          39,089
                                               --------------
                                                      105,746
                                               --------------
             SINGAPORE -- 0.5%
      21,050 Jardine Cycle & Carriage Ltd.            352,241
                                               --------------
             SOUTH KOREA -- 7.4%
      12,832 Hyundai Motor Co.                      2,471,726
      38,304 Kia Motors Corp.                       2,805,745
                                               --------------
                                                    5,277,471
                                               --------------
             TAIWAN -- 0.4%
      54,172 China Motor Corp. (e)                    125,876
     106,358 Yulon Motor Co., Ltd. (e)                164,198
                                               --------------
                                                      290,074
                                               --------------

SHARES       DESCRIPTION                                VALUE
-------------------------------------------------------------
             UNITED KINGDOM -- 0.7%
      17,358 Aston Martin Lagonda Global
                Holdings PLC (c) (d) (e)       $      478,358
                                               --------------
             UNITED STATES -- 21.4%
     231,367 Ford Motor Co. (e)                     2,834,246
     105,474 General Motors Co. (e)                 6,060,536
      26,742 Harley-Davidson, Inc.                  1,072,354
       8,015 Tesla, Inc. (e)                        5,353,459
                                               --------------
                                                   15,320,595
                                               --------------
             TOTAL INVESTMENTS -- 99.6%            71,319,242
             (Cost $61,816,793) (f)
             NET OTHER ASSETS AND
                LIABILITIES -- 0.4%                   266,727
                                               --------------
             NET ASSETS -- 100.0%              $   71,585,969
                                               ==============

(a)   Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund's underlying index. For a breakdown of the portfolio securities by sector, please see the Fund Performance Overview.

(b)   This security is fair valued by the Advisor's Pricing Committee in accordance with procedures adopted by the Trust's Board of Trustees, and in accordance with provisions of the Investment Company Act of 1940, as amended. At March 31, 2021, securities noted as such are valued at
      $604,075 or 0.8% of net assets.

(c)   This security is exempt from registration upon resale under Rule 144A of the Securities Act of 1933, as amended (the "1933 Act") and may be resold in transactions exempt from registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it trades freely without any additional registration. As such, it does not require the additional disclosure required of restricted securities.

(d)   This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the 1933 Act.

(e)   Non-income producing security.

(f)   Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of March 31, 2021, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $10,889,492 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $1,387,043. The net unrealized appreciation was
      $9,502,449.

Page 62                 See Notes to Financial Statements


FIRST TRUST NASDAQ GLOBAL AUTO INDEX FUND (CARZ)

PORTFOLIO OF INVESTMENTS (CONTINUED)
MARCH 31, 2021 (UNAUDITED)

-----------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of March 31,
2021 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial
Statements):

                                                     LEVEL 2       LEVEL 3
                       TOTAL          LEVEL 1      SIGNIFICANT   SIGNIFICANT
                      VALUE AT         QUOTED       OBSERVABLE   UNOBSERVABLE
                      3/31/21          PRICES         INPUTS        INPUTS
                   ----------------------------------------------------------
Common Stocks:
  Bermuda          $      604,075  $           --  $    604,075  $         --
  Other Country
    Categories*        70,715,167      70,715,167            --            --
                   ----------------------------------------------------------
Total
  Investments      $   71,319,242  $   70,715,167  $    604,075  $         --
                   ==========================================================

* See Portfolio of Investments for country breakout.

                                                 % OF TOTAL
CURRENCY EXPOSURE DIVERSIFICATION               INVESTMENTS
-------------------------------------------------------------
Japanese Yen                                        32.1%
Euro                                                25.5
United States Dollar                                21.5
Hong Kong Dollar                                    11.8
South Korean Won                                     7.4
British Pound Sterling                               0.7
Singapore Dollar                                     0.5
New Taiwan Dollar                                    0.4
Malaysian Ringgit                                    0.1
                                                   ------
     Total                                         100.0%
                                                   ======

                        See Notes to Financial Statements                Page 63


FIRST TRUST CLOUD COMPUTING ETF (SKYY)

PORTFOLIO OF INVESTMENTS (CONTINUED)
MARCH 31, 2021 (UNAUDITED)

SHARES       DESCRIPTION                                VALUE
-------------------------------------------------------------
             COMMON STOCKS (a) -- 100.0%
             CANADA -- 2.3%
     845,745 Open Text Corp.                   $   40,350,494
      88,281 Shopify, Inc., Class A (b)            97,682,927
                                               --------------
                                                  138,033,421
                                               --------------
             CAYMAN ISLANDS -- 6.2%
     951,250 Alibaba Group Holding Ltd.,
                ADR (b)                           215,676,912
   3,841,190 Kingsoft Cloud Holdings Ltd.,
                ADR (b)                           151,035,591
                                               --------------
                                                  366,712,503
                                               --------------
             GERMANY -- 1.3%
     611,185 SAP SE, ADR (c)                       75,047,406
                                               --------------
             JERSEY -- 0.6%
     879,077 Mimecast Ltd. (b)                     35,347,686
                                               --------------
             NETHERLANDS -- 0.5%
     280,488 Elastic N.V. (b)                      31,190,266
                                               --------------
             UNITED KINGDOM -- 1.7%
     475,746 Atlassian Corp. PLC, Class A (b)     100,268,227
                                               --------------
             UNITED STATES -- 87.4%
     246,012 Adobe, Inc. (b)                      116,946,724
   1,595,550 Akamai Technologies, Inc. (b)        162,586,545
     111,860 Alphabet, Inc., Class A (b)          230,713,487
      73,124 Amazon.com, Inc. (b)                 226,251,506
     580,010 Anaplan, Inc. (b)                     31,233,539
     229,818 Appfolio, Inc., Class A (b)           32,498,563
     438,567 Appian Corp. (b) (c)                  58,307,483
     808,209 Arista Networks, Inc. (b)            243,990,215
   1,088,503 Asana, Inc., Class A (b)              31,109,416
     240,187 Avalara, Inc. (b)                     32,048,151
     303,941 Blackline, Inc. (b)                   32,947,204
   2,054,217 Box, Inc., Class A (b)                47,164,822
   3,360,363 Cisco Systems, Inc.                  173,764,371
   1,128,759 Citrix Systems, Inc.                 158,432,613
   4,670,987 Cloudera, Inc. (b)                    56,845,912
     509,597 Cloudflare, Inc., Class A (b)         35,804,285
     108,862 Coupa Software, Inc. (b)              27,703,202
     174,512 Crowdstrike Holdings, Inc.,
                Class A (b)                        31,850,185
     395,083 Datadog, Inc., Class A (b)            32,926,217
     166,306 DocuSign, Inc. (b)                    33,668,650
   1,182,956 Domo, Inc., Class B (b)               66,588,593
   1,671,984 Dropbox, Inc., Class A (b)            44,575,093
     246,001 Everbridge, Inc. (b)                  29,810,401
   1,536,893 Fastly, Inc., Class A (b) (c)        103,402,161
     610,477 Five9, Inc. (b)                       95,435,869
   7,766,801 Hewlett Packard Enterprise Co.       122,249,448
     219,582 HubSpot, Inc. (b)                     99,736,340
     950,851 International Business
                Machines Corp.                    126,710,404
      96,618 Intuit, Inc.                          37,010,491
  15,335,588 Lumen Technologies, Inc.             204,730,100
     973,274 Microsoft Corp.                      229,468,811
     150,697 MicroStrategy, Inc., Class A (b)     102,293,124
     488,365 MongoDB, Inc. (b)                    130,603,452

SHARES       DESCRIPTION                                VALUE
-------------------------------------------------------------
             UNITED STATES (CONTINUED)
   1,806,464 NetApp, Inc.                      $  131,275,739
   3,505,956 Oracle Corp.                         246,012,933
     105,201 Palo Alto Networks, Inc. (b)          33,881,034
     100,725 Paycom Software, Inc. (b)             37,274,294
     197,160 Paylocity Holding Corp. (b)           35,455,283
   4,836,811 Pure Storage, Inc., Class A (b)      104,184,909
     309,279 Q2 Holdings, Inc. (b)                 30,989,756
     387,966 Qualys, Inc. (b)                      40,651,077
  10,759,716 Rackspace Technology, Inc. (b)       255,866,046
     522,330 salesforce.com, Inc. (b)             110,666,057
     211,984 ServiceNow, Inc. (b)                 106,015,318
     544,330 Smartsheet, Inc., Class A (b)         34,793,574
     145,238 Snowflake, Inc., Class A (b)          33,300,169
     790,747 Splunk, Inc. (b)                     107,130,404
     554,580 Sprout Social, Inc., Class A (b)      32,032,541
   2,024,430 SVMK, Inc. (b)                        37,087,558
     929,589 Tabula Rasa HealthCare,
                Inc. (b) (c)                       42,807,573
     287,835 Twilio, Inc., Class A (b)             98,082,655
     134,572 Veeva Systems, Inc., Class A (b)      35,155,589
   1,636,417 VMware, Inc., Class A (b) (c)        246,198,938
     153,744 Workday, Inc., Class A (b)            38,194,622
     372,663 Workiva, Inc. (b)                     32,891,236
     257,937 Zendesk, Inc. (b)                     34,207,605
     100,894 Zoom Video Communications,
                Inc., Class A (b)                  32,416,233
     183,851 Zscaler, Inc. (b)                     31,561,701
                                               --------------
                                                5,157,540,221
                                               --------------
             TOTAL COMMON STOCKS
                -- 100.0%                       5,904,139,730
             (Cost $4,726,529,327)             --------------

             MONEY MARKET FUNDS -- 6.5%
 384,079,190 Goldman Sachs Financial Square
                Treasury Obligations Fund -
                Institutional Class -
                0.02% (d) (e)                     384,079,190
             (Cost $384,079,190)               --------------

             TOTAL INVESTMENTS -- 106.5%        6,288,218,920
             (Cost $5,110,608,517) (f)
             NET OTHER ASSETS AND
                LIABILITIES -- (6.5)%            (383,022,828)
                                               --------------
             NET ASSETS -- 100.0%              $5,905,196,092
                                               ==============

(a)   Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund's underlying index. For a breakdown of the portfolio securities by sector, please see the Fund Performance Overview.

(b)   Non-income producing security.

Page 64                 See Notes to Financial Statements


FIRST TRUST CLOUD COMPUTING ETF (SKYY)

PORTFOLIO OF INVESTMENTS (CONTINUED)
MARCH 31, 2021 (UNAUDITED)

(c)   All or a portion of this security is on loan (see Note 2E - Securities
      Lending in the Notes to Financial Statements). The remaining contractual maturity of all of the securities lending transactions is overnight and continuous. The aggregate value of such securities is $381,780,069 and the total value of the collateral held by the Fund is $384,079,190.

(d)   Rate shown reflects yield as of March 31, 2021.

(e)   This security serves as collateral for securities on loan.

(f)   Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of March 31, 2021, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $1,229,241,991 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $51,631,588. The net unrealized appreciation was $1,177,610,403.

ADR   - American Depositary Receipt

-----------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of March 31,
2021 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial
Statements):

                                      LEVEL 2        LEVEL 3
                      LEVEL 1       SIGNIFICANT    SIGNIFICANT
                       QUOTED        OBSERVABLE    UNOBSERVABLE
                       PRICES          INPUTS         INPUTS
                   --------------------------------------------
Common Stocks*     $5,904,139,730  $           --  $         --
Money Market
  Funds               384,079,190              --            --
                   --------------------------------------------
Total Investments  $6,288,218,920  $           --  $         --
                   ============================================

* See Portfolio of Investments for country breakout.

---------------------------------
OFFSETTING ASSETS AND LIABILITIES
-------------------------------------------------------------
Offsetting assets and liabilities requires entities to disclose both gross and net information about instruments and transactions eligible for offset, and to disclose instruments and transactions subject to master netting or similar agreements (see Note 2C - Offsetting on the Statements of Assets and Liabilities
in the Notes to Financial Statements).

The Fund's loaned securities were all subject to an enforceable Securities
Lending Agency Agreement. Securities lent in accordance with the Securities
Lending Agency Agreement on a gross basis were as follows:

SECURITIES LENDING AGENCY AGREEMENT
-------------------------------------------------------------
Total gross amount presented on the
   Statements of Assets and Liabilities(1)     $  381,780,069
Non-cash Collateral(2)                           (381,780,069)
                                               --------------
Net Amount                                     $           --
                                               ==============

(1)   The amount presented on the Statements of Assets and Liabilities, which is included in "Investments, at value," is not offset and is shown on a gross basis.

(2)   At March 31, 2021, the value of the collateral received from each borrower exceeded the value of the related securities loaned. This amount is disclosed on the Portfolio of Investments.

                        See Notes to Financial Statements                Page 65


FIRST TRUST INTERNATIONAL EQUITY OPPORTUNITIES ETF (FPXI)

PORTFOLIO OF INVESTMENTS
MARCH 31, 2021 (UNAUDITED)

SHARES       DESCRIPTION                                VALUE
-------------------------------------------------------------
             COMMON STOCKS (a) -- 99.8%
             AUSTRALIA -- 0.6%
     611,373 Netwealth Group Ltd.              $    6,259,681
                                               --------------
             BERMUDA -- 0.5%
     410,795 Liberty Latin America Ltd.,
                Class C (b)                         5,332,119
                                               --------------
             BRAZIL -- 1.5%
   4,793,270 Magazine Luiza S.A.                   17,099,813
                                               --------------
             CANADA -- 0.4%
      75,363 Lightspeed POS, Inc. (b)               4,739,347
                                               --------------
             CAYMAN ISLANDS -- 29.5%
     207,875 Bilibili, Inc., ADR (b)               22,255,097
   7,906,858 China Feihe Ltd. (c) (d)              22,375,693
   4,354,545 Country Garden Services
                Holdings Co., Ltd.                 44,138,633
     261,663 Farfetch Ltd., Class A (b)            13,873,372
   3,127,652 Haidilao International Holding
                Ltd. (c) (d)                       21,383,145
     378,231 Huazhu Group Ltd., ADR (b)            20,764,882
   1,715,335 Jiumaojiu International Holdings
                Ltd. (b) (c) (d)                    6,862,134
   3,608,480 JS Global Lifestyle Co.,
                Ltd. (c) (d)                        9,770,714
   1,042,343 Meituan, Class B (b) (c) (d)          39,982,337
     242,015 Pinduoduo, Inc., ADR (b)              32,400,968
     226,207 Sea Ltd., ADR (b)                     50,496,189
     318,775 StoneCo., Ltd., Class A (b)           19,515,405
     890,826 Tencent Music Entertainment
                Group, ADR (b)                     18,253,025
      67,954 Zai Lab Ltd., ADR (b)                  9,067,102
                                               --------------
                                                  331,138,696
                                               --------------
             CHINA -- 2.0%
   2,976,316 China Merchants Bank Co., Ltd.,
                Class H                            22,722,161
                                               --------------
             FRANCE -- 7.6%
   1,427,033 AXA S.A.                              38,297,762
     405,139 Danone S.A.                           27,793,829
     422,615 La Francaise des Jeux
                SAEM (c) (d)                       19,214,503
                                               --------------
                                                   85,306,094
                                               --------------
             GERMANY -- 7.6%
     142,070 BioNTech SE, ADR (b) (e)              15,512,623
      95,114 Knorr-Bremse AG                       11,870,149
     750,307 Siemens Energy AG (b)                 26,933,375
     570,860 Siemens Healthineers AG (c) (d)       30,928,585
                                               --------------
                                                   85,244,732
                                               --------------
             ISRAEL -- 0.4%
      67,601 Inmode Ltd. (b)                        4,892,284
                                               --------------
             ITALY -- 1.7%
   1,111,238 Nexi S.p.A. (b) (c) (d)               19,390,923
                                               --------------
             JAPAN -- 11.5%
      94,946 Freee KK (b)                           8,060,441
     131,495 JMDC, Inc. (b)                         6,199,177
     278,216 Mercari, Inc. (b)                     12,613,631

SHARES       DESCRIPTION                                VALUE
-------------------------------------------------------------
             JAPAN (CONTINUED)
   4,236,917 SoftBank Corp.                    $   55,044,526
   1,860,257 Takeda Pharmaceutical Co., Ltd.,
                ADR (e)                            33,968,293
      95,733 TDK Corp.                             13,254,341
                                               --------------
                                                  129,140,409
                                               --------------
             MALAYSIA -- 0.7%
   8,332,640 MR DIY Group M Bhd (c) (d)             8,279,387
                                               --------------
             MEXICO -- 1.4%
   7,007,075 Becle SAB de CV                       15,982,281
                                               --------------
             NETHERLANDS -- 8.9%
      26,860 Adyen N.V. (b) (c) (d)                59,958,029
     360,254 Prosus N.V.                           40,050,285
                                               --------------
                                                  100,008,314
                                               --------------
             SAUDI ARABIA -- 9.2%
     567,914 Dr. Sulaiman Al Habib Medical
                Services Group Co.                 18,777,521
   8,850,572 Saudi Arabian Oil Co. (c) (d)         84,958,694
                                               --------------
                                                  103,736,215
                                               --------------
             SWEDEN -- 9.0%
     749,170 Embracer Group AB (b)                 20,604,759
     567,407 EQT AB                                18,678,702
     368,774 Nordnet AB (b)                         5,953,791
     134,252 Sinch AB (b) (c) (d)                  23,611,640
   2,459,095 Telefonaktiebolaget LM Ericsson,
                ADR                                32,435,463
                                               --------------
                                                  101,284,355
                                               --------------
             SWITZERLAND -- 0.7%
     118,396 Dufry AG (b) (e)                       8,062,177
                                               --------------
             UNITED ARAB EMIRATES -- 0.8%
   7,375,477 Abu Dhabi National Oil Co. for
                Distribution PJSC                   9,015,665
                                               --------------
             UNITED KINGDOM -- 0.5%
   2,122,310 Virgin Money UK PLC (b)                5,531,283
                                               --------------
             UNITED STATES -- 4.5%
   1,011,996 Coupang, Inc. (b) (e)                 49,942,003
                                               --------------
             VIRGIN ISLANDS -- 0.8%
     178,243 Capri Holdings Ltd. (b)                9,090,393
                                               --------------
             TOTAL COMMON STOCKS -- 99.8%       1,122,198,332
             (Cost $1,033,280,512)             --------------

             MONEY MARKET FUNDS -- 8.2%
  92,002,037 Goldman Sachs Financial Square
                Treasury Obligations Fund -
                Institutional Class -
                0.02% (f) (g)                      92,002,037
             (Cost $92,002,037)                --------------

             TOTAL INVESTMENTS -- 108.0%        1,214,200,369
             (Cost $1,125,282,549) (h)
             NET OTHER ASSETS AND
                LIABILITIES -- (8.0)%             (90,085,276)
                                               --------------
             NET ASSETS -- 100.0%              $1,124,115,093
                                               ==============

Page 66                 See Notes to Financial Statements


FIRST TRUST INTERNATIONAL EQUITY OPPORTUNITIES ETF (FPXI)

PORTFOLIO OF INVESTMENTS  (CONTINUED)
MARCH 31, 2021 (UNAUDITED)

(a)   Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund's underlying index. For a breakdown of the portfolio securities by sector, please see the Fund Performance Overview.

(b)   Non-income producing security.

(c)   This security is exempt from registration upon resale under Rule 144A of the Securities Act of 1933, as amended (the "1933 Act") and may be resold in transactions exempt from registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it trades freely without any additional registration. As such, it does not require the additional disclosure required of restricted securities.

(d)   This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the 1933 Act.

(e)   All or a portion of this security is on loan (see Note 2E - Securities
      Lending in the Notes to Financial Statements). The remaining contractual maturity of all of the securities lending transactions is overnight and continuous. The aggregate value of such securities is $91,080,603 and the total value of the collateral held by the Fund is $92,002,037.

(f)   Rate shown reflects yield as of March 31, 2021.

(g)   This security serves as collateral for securities on loan.

(h)   Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of March 31, 2021, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $108,743,912 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $19,826,092. The net unrealized appreciation was $88,917,820.

ADR   - American Depositary Receipt

-----------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of March 31,
2021 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial
Statements):

                                      LEVEL 2        LEVEL 3
                      LEVEL 1       SIGNIFICANT    SIGNIFICANT
                       QUOTED        OBSERVABLE    UNOBSERVABLE
                       PRICES          INPUTS         INPUTS
                   --------------------------------------------
Common Stocks*     $1,122,198,332  $           --  $         --
Money Market
  Funds                92,002,037              --            --
                   --------------------------------------------
Total Investments  $1,214,200,369  $           --  $         --
                   ============================================

* See Portfolio of Investments for country breakout.

---------------------------------
OFFSETTING ASSETS AND LIABILITIES
-------------------------------------------------------------
Offsetting assets and liabilities requires entities to disclose both gross and net information about instruments and transactions eligible for offset, and to disclose instruments and transactions subject to master netting or similar agreements (see Note 2C - Offsetting on the Statements of Assets and Liabilities
in the Notes to Financial Statements).

The Fund's loaned securities were all subject to an enforceable Securities
Lending Agency Agreement. Securities lent in accordance with the Securities
Lending Agency Agreement on a gross basis were as follows:

SECURITIES LENDING AGENCY AGREEMENT
-------------------------------------------------------------
Total gross amount presented on the
   Statements of Assets and Liabilities(1)     $   91,080,603
Non-cash Collateral(2)                            (91,080,603)
                                               --------------
Net Amount                                     $           --
                                               ==============

(1)   The amount presented on the Statements of Assets and Liabilities, which is included in "Investments, at value," is not offset and is shown on a gross basis.

(2)   At March 31, 2021, the value of the collateral received from each borrower exceeded the value of the related securities loaned. This amount is disclosed on the Portfolio of Investments.

                                                 % OF TOTAL
CURRENCY EXPOSURE DIVERSIFICATION               INVESTMENTS
-------------------------------------------------------------
United States Dollar                                35.4%
Euro                                                22.6
Hong Kong Dollar                                    13.8
Saudi Riyal                                          8.5
Japanese Yen                                         7.8
Swedish Krona                                        5.7
Brazilian Real                                       1.4
Mexican Peso                                         1.3
United Arab Emirates Dirham                          0.7
Malaysian Ringgit                                    0.7
Swiss Franc                                          0.7
Australian Dollar                                    0.5
British Pound Sterling                               0.5
Canadian Dollar                                      0.4
                                                   ------
     Total                                         100.0%
                                                   ======

                        See Notes to Financial Statements                Page 67


FIRST TRUST NASDAQ CYBERSECURITY ETF (CIBR)

PORTFOLIO OF INVESTMENTS (CONTINUED)
MARCH 31, 2021 (UNAUDITED)

SHARES       DESCRIPTION                                VALUE
-------------------------------------------------------------
             COMMON STOCKS (a) -- 100.0%
             FRANCE -- 1.4%
     486,131 Thales S.A.                       $   48,297,841
                                               --------------
             INDIA -- 0.5%
     912,929 Infosys Ltd., ADR                     17,090,031
                                               --------------
             IRELAND -- 6.6%
     829,892 Accenture PLC, Class A               229,257,665
                                               --------------
             ISRAEL -- 6.2%
     944,387 Check Point Software
                Technologies Ltd. (b)             105,743,012
     709,053 CyberArk Software Ltd. (b)            91,708,915
     296,610 Radware Ltd. (b)                       7,735,589
     710,741 Tufin Software Technologies
                Ltd. (b)                            7,462,781
                                               --------------
                                                  212,650,297
                                               --------------
             JAPAN -- 1.5%
   1,053,573 Trend Micro, Inc.                     52,714,332
                                               --------------
             JERSEY -- 1.6%
   1,343,112 Mimecast Ltd. (b)                     54,006,533
                                               --------------
             UNITED KINGDOM -- 3.3%
   3,609,675 Avast PLC (c) (d)                     22,692,030
  11,872,549 BAE Systems PLC                       82,656,262
     239,665 Ultra Electronics Holdings PLC         6,700,589
                                               --------------
                                                  112,048,881
                                               --------------
             UNITED STATES -- 78.9%
   1,604,382 A10 Networks, Inc. (b)                15,418,111
   1,101,686 Akamai Technologies, Inc. (b)        112,261,803
   1,349,614 Booz Allen Hamilton Holding
                Corp.                             108,684,415
   4,640,514 Cisco Systems, Inc.                  239,960,979
   1,407,452 Cloudflare, Inc., Class A (b)         98,887,578
     963,978 Crowdstrike Holdings, Inc.,
                Class A (b)                       175,935,625
     548,017 F5 Networks, Inc. (b)                114,327,307
   5,388,723 FireEye, Inc. (b)                    105,457,309
     616,583 Fortinet, Inc. (b)                   113,710,237
   4,472,077 Juniper Networks, Inc.               113,277,710
   1,177,048 Leidos Holdings, Inc.                113,326,181
     309,498 ManTech International Corp.,
                Class A                            26,910,851
     398,205 Okta, Inc. (b)                        87,776,328
     390,605 OneSpan, Inc. (b)                      9,569,822
     290,564 Palo Alto Networks, Inc. (b)          93,579,042
     860,987 Proofpoint, Inc. (b)                 108,303,555
   1,000,199 Qualys, Inc. (b)                     104,800,851
   1,044,314 Rapid7, Inc. (b)                      77,916,268
     957,231 Ribbon Communications, Inc. (b)        7,858,866
   1,624,626 Sailpoint Technologies Holdings,
                Inc. (b)                           82,271,061
     639,471 Science Applications
                International Corp.                53,453,381
   1,455,988 Splunk, Inc. (b)                     197,257,254
   1,928,209 Tenable Holdings, Inc. (b)            69,772,243
   1,701,690 Varonis Systems, Inc. (b)             87,364,765

SHARES       DESCRIPTION                                VALUE
-------------------------------------------------------------
             UNITED STATES (CONTINUED)
     536,577 VeriSign, Inc. (b)                $  106,650,045
     753,282 VMware, Inc., Class A (b)            113,331,277
   1,071,262 Zix Corp. (b)                          8,088,028
   1,015,550 Zscaler, Inc. (b)                    174,339,468
                                               --------------
                                                2,720,490,360
                                               --------------
             TOTAL INVESTMENTS -- 100.0%        3,446,555,940
             (Cost $2,872,378,987) (e)
             NET OTHER ASSETS AND
                LIABILITIES -- 0.0%                 1,700,409
                                               --------------
             NET ASSETS -- 100.0%              $3,448,256,349
                                               ==============

(a)   Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund's underlying index. For a breakdown of the portfolio securities by sector, please see the Fund Performance Overview.

(b)   Non-income producing security.

(c)   This security is exempt from registration upon resale under Rule 144A of the Securities Act of 1933, as amended (the "1933 Act") and may be resold in transactions exempt from registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it trades freely without any additional registration. As such, it does not require the additional disclosure required of restricted securities.

(d)   This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the 1933 Act.

(e)   Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of March 31, 2021, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $612,971,011 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $38,794,058. The net unrealized appreciation was $574,176,953.

ADR   - American Depositary Receipt

-----------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of March 31,
2021 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial
Statements):

                                      LEVEL 2        LEVEL 3
                      LEVEL 1       SIGNIFICANT    SIGNIFICANT
                       QUOTED        OBSERVABLE    UNOBSERVABLE
                       PRICES          INPUTS         INPUTS
                   --------------------------------------------
Common Stocks*     $3,446,555,940  $           --  $         --
                   ============================================

* See Portfolio of Investments for country breakout.

Page 68                 See Notes to Financial Statements


FIRST TRUST NASDAQ CYBERSECURITY ETF (CIBR)

PORTFOLIO OF INVESTMENTS (CONTINUED)
MARCH 31, 2021 (UNAUDITED)

                                                 % OF TOTAL
CURRENCY EXPOSURE DIVERSIFICATION               INVESTMENTS
-------------------------------------------------------------
United States Dollar                                93.8%
British Pound Sterling                               3.3
Japanese Yen                                         1.5
Euro                                                 1.4
                                                   ------
     Total                                         100.0%
                                                   ======

                        See Notes to Financial Statements                Page 69


FIRST TRUST EXCHANGE-TRADED FUND II

STATEMENTS OF ASSETS AND LIABILITIES
MARCH 31, 2021 (UNAUDITED)


                                                                                                          FIRST TRUST
                                                                              FIRST TRUST               FTSE EPRA/NAREIT
                                                                           STOXX(R) EUROPEAN           DEVELOPED MARKETS
                                                                            SELECT DIVIDEND               REAL ESTATE
                                                                               INDEX FUND                  INDEX FUND
                                                                                 (FDD)                       (FFR)
                                                                         ----------------------      ----------------------
ASSETS:
Investments, at value .................................................     $    224,637,779            $     32,042,924
Cash ..................................................................                   --                          --
Foreign currency, at value ............................................            8,912,477                          --
Receivables:
   Reclaims ...........................................................            1,183,585                      18,363
   Dividends ..........................................................              374,749                     144,591
   Investment securities sold .........................................              327,740                       2,238
   Capital shares sold ................................................                   --                          --
   Securities lending income ..........................................                   --                          --
Prepaid expenses ......................................................                5,035                       4,625
                                                                            ----------------            ----------------
   Total Assets .......................................................          235,441,365                  32,212,741
                                                                            ----------------            ----------------
LIABILITIES:
Due to custodian ......................................................               13,844                          --
Due to custodian foreign currency .....................................                   --                       1,200
Payables:
   Investment securities purchased ....................................            9,113,642                          --
   Licensing fees .....................................................              157,760                      18,537
   Investment advisory fees ...........................................               76,500                      10,015
   Audit and tax fees .................................................               19,596                      16,221
   Shareholder reporting fees .........................................               14,527                       5,835
   Trustees' fees .....................................................                   63                          52
   Foreign capital gains tax ..........................................                   --                          --
   Collateral for securities on loan ..................................                   --                          --
   Capital shares redeemed ............................................                   --                          --
Other liabilities .....................................................               39,968                      18,101
                                                                            ----------------            ----------------
   Total Liabilities ..................................................            9,435,900                      69,961
                                                                            ----------------            ----------------
NET ASSETS ............................................................     $    226,005,465            $     32,142,780
                                                                            ================            ================

NET ASSETS CONSIST OF:
Paid-in capital .......................................................     $    255,021,527            $     32,727,420
Par value .............................................................              160,533                       6,916
Accumulated distributable earnings (loss) .............................          (29,176,595)                   (591,556)
                                                                            ----------------            ----------------
NET ASSETS ............................................................     $    226,005,465            $     32,142,780
                                                                            ================            ================
NET ASSET VALUE, per share ............................................     $          14.08            $          46.48
                                                                            ================            ================
Number of shares outstanding (unlimited number of shares
   authorized, par value $0.01 per share) .............................           16,053,334                     691,608
                                                                            ================            ================
Investments, at cost ..................................................     $    190,803,235            $     30,448,056
                                                                            ================            ================
Foreign currency, at cost (proceeds) ..................................     $      9,007,354            $         (1,221)
                                                                            ================            ================
Securities on loan, at value ..........................................     $             --            $             --
                                                                            ================            ================


Page 70                 See Notes to Financial Statements



                                                          FIRST TRUST              FIRST TRUST
        FIRST TRUST              FIRST TRUST                GLOBAL               NASDAQ(R) CLEAN            FIRST TRUST
     DOW JONES GLOBAL              GLOBAL                 ENGINEERING          EDGE(R) SMART GRID          INDXX GLOBAL
      SELECT DIVIDEND            WIND ENERGY           AND CONSTRUCTION          INFRASTRUCTURE          NATURAL RESOURCES
        INDEX FUND                   ETF                      ETF                  INDEX FUND               INCOME ETF
           (FGD)                    (FAN)                    (FLM)                   (GRID)                   (FTRI)
   ---------------------    ---------------------    ---------------------    ---------------------    ---------------------

      $   438,205,824          $   423,775,629          $     8,323,939          $   266,696,140          $    21,565,272
                   --                       --                   19,719                  132,610                   15,042
                4,735                  156,914                        2                7,973,512                    1,553

              798,763                  318,960                      630                  186,521                      595
            3,592,402                  404,594                   53,320                  172,863                  150,781
            3,841,867                       --                       --                  408,968                       --
              981,398                4,163,923                       --                       --                       --
                   --                   19,007                       24                      257                      122
                6,144                    5,425                    4,507                      312                       --
      ---------------          ---------------          ---------------          ---------------          ---------------
          447,431,133              428,844,452                8,402,141              275,571,183               21,733,365
      ---------------          ---------------          ---------------          ---------------          ---------------

              219,754                       --                       --                       --                       --
                   --                       --                       --                       --                       --

            4,945,279                4,398,139                       --                7,985,315                       --
               28,141                  111,098                    1,948                   47,147                       --
              152,721                  102,981                    2,379                   99,820                   11,319
               22,455                   15,097                   15,097                   15,097                       --
               27,129                   16,530                    4,019                    7,188                       --
                   72                        3                       49                       14                       --
                   --                       --                       --                       --                       --
                   --                5,409,031                  101,117                1,008,504                1,859,156
                   --                       --                       --                       --                       --
               84,925                   93,223                    4,689                   40,084                       --
      ---------------          ---------------          ---------------          ---------------          ---------------
            5,480,476               10,146,102                  129,298                9,203,169                1,870,475
      ---------------          ---------------          ---------------          ---------------          ---------------
      $   441,950,657          $   418,698,350          $     8,272,843          $   266,368,014          $    19,862,890
      ===============          ===============          ===============          ===============          ===============

      $   552,940,685          $   379,121,774          $    15,405,414          $   227,458,878          $    80,150,320
              176,500                  187,000                    1,500                   31,000                   15,000
         (111,166,528)              39,389,576               (7,134,071)              38,878,136              (60,302,430)
      ---------------          ---------------          ---------------          ---------------          ---------------
      $   441,950,657          $   418,698,350          $     8,272,843          $   266,368,014          $    19,862,890
      ===============          ===============          ===============          ===============          ===============
      $         25.04          $         22.39          $         55.15          $         85.93          $         13.24
      ===============          ===============          ===============          ===============          ===============

           17,650,002               18,700,002                  150,002                3,100,002                1,500,002
      ===============          ===============          ===============          ===============          ===============
      $   397,146,140          $   347,662,457          $     7,117,219          $   230,625,681          $    19,495,216
      ===============          ===============          ===============          ===============          ===============
      $         4,728          $       156,912          $             2          $     8,051,955          $         1,564
      ===============          ===============          ===============          ===============          ===============
      $            --          $     5,151,441          $        94,035          $     1,013,472          $     1,816,476
      ===============          ===============          ===============          ===============          ===============


                        See Notes to Financial Statements                Page 71


FIRST TRUST EXCHANGE-TRADED FUND II

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)
MARCH 31, 2021 (UNAUDITED)


                                                                              FIRST TRUST                 FIRST TRUST
                                                                              INDXX GLOBAL                    BICK
                                                                            AGRICULTURE ETF                INDEX FUND
                                                                                 (FTAG)                      (BICK)
                                                                         ----------------------      ----------------------
ASSETS:
Investments, at value .................................................     $      4,211,949            $     84,344,520
Cash ..................................................................               14,828                          --
Foreign currency, at value ............................................                   --                          12
Receivables:
   Reclaims ...........................................................                6,264                          --
   Dividends ..........................................................                4,473                     213,799
   Investment securities sold .........................................                   --                          --
   Capital shares sold ................................................                   --                          --
   Securities lending income ..........................................                   --                         420
Prepaid expenses ......................................................                   --                          --
                                                                            ----------------            ----------------
   Total Assets .......................................................            4,237,514                  84,558,751
                                                                            ----------------            ----------------
LIABILITIES:
Due to custodian ......................................................                   --                      41,547
Due to custodian foreign currency .....................................                   --                          --
Payables:
   Investment securities purchased ....................................                8,009                          --
   Licensing fees .....................................................                   --                          --
   Investment advisory fees ...........................................                2,494                      47,126
   Audit and tax fees .................................................                   --                          --
   Shareholder reporting fees .........................................                   --                          --
   Trustees' fees .....................................................                   --                          --
   Foreign capital gains tax ..........................................                3,332                          --
   Collateral for securities on loan ..................................                   --                     599,654
   Capital shares redeemed ............................................                   --                          --
Other liabilities .....................................................                   --                          --
                                                                            ----------------            ----------------
   Total Liabilities ..................................................               13,835                     688,327
                                                                            ----------------            ----------------
NET ASSETS ............................................................     $      4,223,679            $     83,870,424
                                                                            ================            ================

NET ASSETS CONSIST OF:
Paid-in capital .......................................................     $     22,715,392            $     96,657,238
Par value .............................................................                1,399                      22,500
Accumulated distributable earnings (loss) .............................          (18,493,112)                (12,809,314)
                                                                            ----------------            ----------------
NET ASSETS ............................................................     $      4,223,679            $     83,870,424
                                                                            ================            ================
NET ASSET VALUE, per share ............................................     $          30.18            $          37.28
                                                                            ================            ================
Number of shares outstanding (unlimited number of shares
   authorized, par value $0.01 per share) .............................              139,928                   2,250,002
                                                                            ================            ================
Investments, at cost ..................................................     $      3,273,709            $     68,710,058
                                                                            ================            ================
Foreign currency, at cost (proceeds) ..................................     $             --            $             12
                                                                            ================            ================
Securities on loan, at value ..........................................     $             --            $        596,802
                                                                            ================            ================


Page 72                 See Notes to Financial Statements



                                 FIRST TRUST              FIRST TRUST              FIRST TRUST              FIRST TRUST
        FIRST TRUST             NASDAQ GLOBAL                CLOUD                INTERNATIONAL               NASDAQ
           INDXX                    AUTO                   COMPUTING                 EQUITY                CYBERSECURITY
         NEXTG ETF               INDEX FUND                   ETF               OPPORTUNITIES ETF               ETF
          (NXTG)                   (CARZ)                   (SKYY)                   (FPXI)                   (CIBR)
   ---------------------    ---------------------    ---------------------    ---------------------    ---------------------

      $   989,666,814          $    71,319,242          $ 6,288,218,920          $ 1,214,200,369          $ 3,446,555,940
              832,440                   28,090                2,558,704                       --                3,297,637
                    6                   25,522                       --                7,062,026                       --

               43,150                   23,277                  348,822                   50,641                       --
            2,662,825                  231,746                1,182,030                2,772,251                  135,009
                   --                       --                       --                       --                       --
            3,636,185                       --               14,356,230                9,831,987                       --
                5,782                       --                   47,652                    5,875                       --
                   --                       --                       --                       --                       --
      ---------------          ---------------          ---------------          ---------------          ---------------
          996,847,202               71,627,877            6,306,712,358            1,233,923,149            3,449,988,586
      ---------------          ---------------          ---------------          ---------------          ---------------

                   --                       --                       --                  856,787                       --
                   --                       --                       --                       --                       52

            3,633,243                       --               14,355,042               16,309,766                       --
                   --                       --                       --                       --                       --
              569,615                   41,908                3,082,034                  636,711                1,732,185
                   --                       --                       --                       --                       --
                   --                       --                       --                       --                       --
                   --                       --                       --                       --                       --
            1,520,449                       --                       --                       --                       --
            2,869,968                       --              384,079,190               92,002,037                       --
                   --                       --                       --                    2,755                       --
                   --                       --                       --                       --                       --
      ---------------          ---------------          ---------------          ---------------          ---------------
            8,593,275                   41,908              401,516,266              109,808,056                1,732,237
      ---------------          ---------------          ---------------          ---------------          ---------------
      $   988,253,927          $    71,585,969          $ 5,905,196,092          $ 1,124,115,093          $ 3,448,256,349
      ===============          ===============          ===============          ===============          ===============

      $   778,335,297          $    61,819,242          $ 4,152,884,105          $ 1,065,722,851          $ 2,844,356,144
              136,000                   12,500                  617,000                  171,500                  826,500
          209,782,630                9,754,227            1,751,694,987               58,220,742              603,073,705
      ---------------          ---------------          ---------------          ---------------          ---------------
      $   988,253,927          $    71,585,969          $ 5,905,196,092          $ 1,124,115,093          $ 3,448,256,349
      ===============          ===============          ===============          ===============          ===============
      $         72.67          $         57.27          $         95.71          $         65.55          $         41.72
      ===============          ===============          ===============          ===============          ===============

           13,600,002                1,250,002               61,700,002               17,150,002               82,650,002
      ===============          ===============          ===============          ===============          ===============
      $   814,911,254          $    61,816,793          $ 5,110,608,517          $ 1,125,282,549          $ 2,872,378,987
      ===============          ===============          ===============          ===============          ===============
      $             6          $        25,527          $            --          $     7,127,636          $           (52)
      ===============          ===============          ===============          ===============          ===============
      $     2,812,859          $            --          $   381,780,069          $    91,080,603          $            --
      ===============          ===============          ===============          ===============          ===============


                        See Notes to Financial Statements                Page 73


FIRST TRUST EXCHANGE-TRADED FUND II

STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED MARCH 31, 2021 (UNAUDITED)


                                                                                                          FIRST TRUST
                                                                              FIRST TRUST               FTSE EPRA/NAREIT
                                                                           STOXX(R) EUROPEAN           DEVELOPED MARKETS
                                                                            SELECT DIVIDEND               REAL ESTATE
                                                                               INDEX FUND                  INDEX FUND
                                                                                 (FDD)                       (FFR)
                                                                         ----------------------      ----------------------
INVESTMENT INCOME:
Dividends..............................................................     $      1,953,251            $        513,923
Securities lending income (net of fees)................................                   --                          --
Foreign withholding tax................................................             (139,718)                     (9,923)
                                                                            ----------------            ----------------
   Total investment income.............................................            1,813,533                     504,000
                                                                            ----------------            ----------------

EXPENSES:
Investment advisory fees...............................................              421,843                      61,790
Licensing fees.........................................................               70,216                      18,585
Accounting and administration fees.....................................               53,326                      10,802
Audit and tax fees.....................................................               16,418                      13,669
Shareholder reporting fees.............................................               11,506                       7,252
Custodian fees.........................................................                5,899                      11,409
Transfer agent fees....................................................                5,253                         769
Listing fees...........................................................                4,121                       3,807
Trustees' fees and expenses............................................                3,075                       3,044
Legal fees.............................................................                2,037                         686
Registration and filing fees...........................................                   --                          --
Expenses previously waived and expenses reimbursed by the investment
   advisor.............................................................                   --                          --
Other expenses.........................................................                3,408                       2,489
                                                                            ----------------            ----------------
   Total expenses......................................................              597,102                     134,302
   Less fees waived and expenses reimbursed by
      the investment advisor...........................................                   --                     (41,616)
                                                                            ----------------            ----------------
   Net expenses........................................................              597,102                      92,686
                                                                            ----------------            ----------------
NET INVESTMENT INCOME (LOSS)...........................................            1,216,431                     411,314
                                                                            ----------------            ----------------
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
   Investments.........................................................           13,710,090                     (39,192)
   In-kind redemptions.................................................            5,837,782                     308,402
   Foreign currency transactions.......................................              (45,287)                        708
   Foreign capital gains tax...........................................                   --                          --
                                                                            ----------------            ----------------
Net realized gain (loss)...............................................           19,502,585                     269,918
                                                                            ----------------            ----------------
Net change in unrealized appreciation (depreciation) on:
   Investments.........................................................           45,188,143                   4,756,433
   Foreign currency translation........................................               28,075                      (1,589)
   Deferred foreign capital gains tax..................................                   --                          --
                                                                            ----------------            ----------------
Net change in unrealized appreciation (depreciation)...................           45,216,218                   4,754,844
                                                                            ----------------            ----------------
NET REALIZED AND UNREALIZED GAIN (LOSS)................................           64,718,803                   5,024,762
                                                                            ----------------            ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS.....................................................     $     65,935,234            $      5,436,076
                                                                            ================            ================


(a)   Fund is subject to a unitary fee (see Note 3 in the Notes to Financial
      Statements).

Page 74                 See Notes to Financial Statements



                                                          FIRST TRUST              FIRST TRUST
        FIRST TRUST              FIRST TRUST                GLOBAL               NASDAQ(R) CLEAN            FIRST TRUST
     DOW JONES GLOBAL              GLOBAL                 ENGINEERING          EDGE(R) SMART GRID          INDXX GLOBAL
      SELECT DIVIDEND            WIND ENERGY           AND CONSTRUCTION          INFRASTRUCTURE          NATURAL RESOURCES
        INDEX FUND                   ETF                      ETF                  INDEX FUND               INCOME ETF
           (FGD)                    (FAN)                    (FLM)                   (GRID)                   (FTRI)
   ---------------------    ---------------------    ---------------------    ---------------------    ---------------------

      $     9,400,985          $     3,009,337          $        96,554          $     1,533,803          $       356,050
                   --                   82,518                      142                    1,303                      402
             (343,455)                (354,596)                 (10,380)                (137,037)                 (13,039)
      ---------------          ---------------          ---------------          ---------------          ---------------
            9,057,530                2,737,259                   86,316                1,398,069                  343,413
      ---------------          ---------------          ---------------          ---------------          ---------------

              786,610                  734,366                   14,696                  302,315                   34,490 (a)
              103,931                  183,525                    3,671                   68,006                       --
               99,208                   92,661                    2,914                   38,630                       --
               18,598                   11,657                   11,774                   11,584                       --
               21,156                   23,660                    6,507                   11,139                       --
               37,171                   47,378                      229                    5,644                       --
                9,796                    9,173                      183                    3,774                       --
                3,807                    4,036                    4,036                    3,011                       --
                3,108                    3,140                    3,042                    3,067                       --
                3,662                    4,914                      570                    1,842                       --
                   --                    6,035                       --                    2,761                       --

                   --                       --                       --                   63,759                       --
                5,423                    3,393                    1,903                    2,234                       --
      ---------------          ---------------          ---------------          ---------------          ---------------
            1,092,470                1,123,938                   49,525                  517,766                   34,490
                   --                  (22,389)                 (23,808)                      --                       --
      ---------------          ---------------          ---------------          ---------------          ---------------
            1,092,470                1,101,549                   25,717                  517,766                   34,490
      ---------------          ---------------          ---------------          ---------------          ---------------
            7,965,060                1,635,710                   60,599                  880,303                  308,923
      ---------------          ---------------          ---------------          ---------------          ---------------

           (3,237,149)              (2,078,299)                (155,523)              (1,865,917)                (217,198)
           44,785,014               19,958,968                       --                6,333,632                       --
              (19,976)                 (27,695)                     (40)                 (54,444)                  (2,225)
                   --                       --                       --                       --                       --
      ---------------          ---------------          ---------------          ---------------          ---------------
           41,527,889               17,852,974                 (155,563)               4,413,271                 (219,423)
      ---------------          ---------------          ---------------          ---------------          ---------------

           86,455,510               42,375,590                2,095,884               27,752,955                2,273,024
              (37,305)                  (7,755)                    (333)                  34,716                      321
                   --                       --                       --                       --                       --
      ---------------          ---------------          ---------------          ---------------          ---------------
           86,418,205               42,367,835                2,095,551               27,787,671                2,273,345
      ---------------          ---------------          ---------------          ---------------          ---------------
          127,946,094               60,220,809                1,939,988               32,200,942                2,053,922
      ---------------          ---------------          ---------------          ---------------          ---------------

      $   135,911,154          $    61,856,519          $     2,000,587          $    33,081,245          $     2,362,845
      ===============          ===============          ===============          ===============          ===============


                        See Notes to Financial Statements                Page 75


FIRST TRUST EXCHANGE-TRADED FUND II

STATEMENTS OF OPERATIONS (CONTINUED)
FOR THE SIX MONTHS ENDED MARCH 31, 2021 (UNAUDITED)


                                                                              FIRST TRUST
                                                                              INDXX GLOBAL                FIRST TRUST
                                                                              AGRICULTURE                     BICK
                                                                                  ETF                      INDEX FUND
                                                                                 (FTAG)                      (BICK)
                                                                         ----------------------      ----------------------
INVESTMENT INCOME:
Dividends..............................................................     $         26,614            $        466,844
Securities lending income (net of fees)................................                   --                       5,929
Foreign withholding tax................................................               (2,304)                    (69,959)
                                                                            ----------------            ----------------
   Total investment income.............................................               24,310                     402,814
                                                                            ----------------            ----------------

EXPENSES:
Investment advisory fees...............................................               12,820 (a)                 252,898 (a)
Licensing fees.........................................................                   --                          --
Accounting and administration fees.....................................                   --                          --
Audit and tax fees.....................................................                   --                          --
Shareholder reporting fees.............................................                   --                          --
Custodian fees.........................................................                   --                          --
Transfer agent fees....................................................                   --                          --
Listing fees...........................................................                   --                          --
Trustees' fees and expenses............................................                   --                          --
Legal fees.............................................................                   --                          --
Registration and filing fees...........................................                   --                          --
Expenses previously waived and expenses reimbursed by the investment
   advisor.............................................................                   --                          --
Other expenses.........................................................                   --                          --
                                                                            ----------------            ----------------
   Total expenses .....................................................               12,820                     252,898
   Less fees waived and expenses reimbursed by
      the investment advisor...........................................                   --                          --
                                                                            ----------------            ----------------
   Net expenses........................................................               12,820                     252,898
                                                                            ----------------            ----------------
NET INVESTMENT INCOME (LOSS)...........................................               11,490                     149,916
                                                                            ----------------            ----------------

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
   Investments.........................................................               66,663                   3,150,311
   In-kind redemptions.................................................                   --                     369,260
   Foreign currency transactions.......................................                 (170)                     20,375
   Foreign capital gains tax...........................................                 (211)                         --
                                                                            ----------------            ----------------
Net realized gain (loss)...............................................               66,282                   3,539,946
                                                                            ----------------            ----------------
Net change in unrealized appreciation (depreciation) on:
   Investments.........................................................            1,120,623                  13,677,641
   Foreign currency translation........................................                  (99)                     (5,815)
   Deferred foreign capital gains tax..................................                  746                          --
                                                                            ----------------            ----------------
Net change in unrealized appreciation (depreciation)...................            1,121,270                  13,671,826
                                                                            ----------------            ----------------
NET REALIZED AND UNREALIZED GAIN (LOSS)................................            1,187,552                  17,211,772
                                                                            ----------------            ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS.....................................................     $      1,199,042            $     17,361,688
                                                                            ================            ================


(a)   Fund is subject to a unitary fee (see Note 3 in the Notes to Financial
      Statements).

Page 76                 See Notes to Financial Statements



                                 FIRST TRUST              FIRST TRUST              FIRST TRUST              FIRST TRUST
        FIRST TRUST             NASDAQ GLOBAL                CLOUD                INTERNATIONAL               NASDAQ
           INDXX                    AUTO                   COMPUTING                 EQUITY                CYBERSECURITY
         NEXTG ETF               INDEX FUND                   ETF               OPPORTUNITIES ETF               ETF
          (NXTG)                   (CARZ)                   (SKYY)                   (FPXI)                   (CIBR)
   ---------------------    ---------------------    ---------------------    ---------------------    ---------------------

      $     7,886,513          $       507,798          $    21,998,830          $     3,848,436          $    10,030,679
               43,313                      370                  489,549                   67,172                       --
             (639,624)                 (61,535)                 (47,442)                (309,138)                (220,197)
      ---------------          ---------------          ---------------          ---------------          ---------------
            7,290,202                  446,633               22,440,937                3,606,470                9,810,482
      ---------------          ---------------          ---------------          ---------------          ---------------

            2,816,552 (a)              182,372 (a)           17,577,502 (a)            2,554,135 (a)            8,815,427 (a)
                   --                       --                       --                       --                       --
                   --                       --                       --                       --                       --
                   --                       --                       --                       --                       --
                   --                       --                       --                       --                       --
                   --                       --                       --                       --                       --
                   --                       --                       --                       --                       --
                   --                       --                       --                       --                       --
                   --                       --                       --                       --                       --
                   --                       --                       --                       --                       --
                   --                       --                       --                       --                       --

                   --                       --                       --                       --                       --
                   --                       --                       --                       --                       --
      ---------------          ---------------          ---------------          ---------------          ---------------
            2,816,552                  182,372               17,577,502                2,554,135                8,815,427

                   --                       --                       --                       --                       --
      ---------------          ---------------          ---------------          ---------------          ---------------
            2,816,552                  182,372               17,577,502                2,554,135                8,815,427
      ---------------          ---------------          ---------------          ---------------          ---------------
            4,473,650                  264,261                4,863,435                1,052,335                  995,055
      ---------------          ---------------          ---------------          ---------------          ---------------

           (2,903,350)                (243,743)             (17,327,282)             (26,787,179)              (1,444,853)
           40,457,064                4,978,855              737,144,352                5,135,507              129,141,320
             (147,440)                 (10,493)                      --                 (174,423)                 (95,847)
             (350,114)                      --                       --                       --                       --
      ---------------          ---------------          ---------------          ---------------          ---------------
           37,056,160                4,724,619              719,817,070              (21,826,095)             127,600,620
      ---------------          ---------------          ---------------          ---------------          ---------------

          114,415,111               11,354,132              375,022,751               52,442,387              286,142,644
              (21,556)                  (3,163)                      --                   24,344                   (6,141)
           (1,520,449)                      --                       --                       --                       --
      ---------------          ---------------          ---------------          ---------------          ---------------
          112,873,106               11,350,969              375,022,751               52,466,731              286,136,503
      ---------------          ---------------          ---------------          ---------------          ---------------
          149,929,266               16,075,588            1,094,839,821               30,640,636              413,737,123
      ---------------          ---------------          ---------------          ---------------          ---------------

      $   154,402,916          $    16,339,849          $ 1,099,703,256          $    31,692,971          $   414,732,178
      ===============          ===============          ===============          ===============          ===============


                        See Notes to Financial Statements                Page 77


FIRST TRUST EXCHANGE-TRADED FUND II

STATEMENTS OF CHANGES IN NET ASSETS


                                                                                                   FIRST TRUST
                                                                                                STOXX(R) EUROPEAN
                                                                                                 SELECT DIVIDEND
                                                                                                   INDEX FUND
                                                                                                      (FDD)
                                                                                     ---------------------------------------
                                                                                      SIX MONTHS ENDED
                                                                                         3/31/2021            YEAR ENDED
                                                                                        (UNAUDITED)           9/30/2020
                                                                                     ------------------   ------------------
OPERATIONS:
Net investment income (loss)........................................................  $      1,216,431     $      9,746,591
Net realized gain (loss)............................................................        19,502,585          (68,012,847)
Net increase from payment by the advisor............................................                --                   --
Net change in unrealized appreciation (depreciation)................................        45,216,218            2,157,675
                                                                                      ----------------     ----------------
Net increase (decrease) in net assets resulting
   from operations..................................................................        65,935,234          (56,108,581)
                                                                                      ----------------     ----------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment operations...............................................................        (1,506,189)          (9,499,846)
                                                                                      ----------------     ----------------

SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold...........................................................        10,413,535           22,397,192
Cost of shares redeemed.............................................................       (29,064,382)         (70,479,677)
                                                                                      ----------------     ----------------
Net increase (decrease) in net assets resulting
   from shareholder transactions....................................................       (18,650,847)         (48,082,485)
                                                                                      ----------------     ----------------
Total increase (decrease) in net assets.............................................        45,778,198         (113,690,912)

NET ASSETS:
Beginning of period.................................................................       180,227,267          293,918,179
                                                                                      ----------------     ----------------
End of period.......................................................................  $    226,005,465     $    180,227,267
                                                                                      ================     ================

CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period.............................................        17,553,334           23,053,334
Shares sold.........................................................................           800,000            1,600,000
Shares redeemed.....................................................................        (2,300,000)          (7,100,000)
                                                                                      ----------------     ----------------
Shares outstanding, end of period...................................................        16,053,334           17,553,334
                                                                                      ================     ================


Page 78                 See Notes to Financial Statements



              FIRST TRUST                                FIRST TRUST
            FTSE EPRA/NAREIT                              DOW JONES                                FIRST TRUST
     DEVELOPED MARKETS REAL ESTATE                 GLOBAL SELECT DIVIDEND                      GLOBAL WIND ENERGY
               INDEX FUND                                INDEX FUND                                    ETF
                 (FFR)                                      (FGD)                                     (FAN)
----------------------------------------   ---------------------------------------   ---------------------------------------
 SIX MONTHS ENDED                           SIX MONTHS ENDED                          SIX MONTHS ENDED
    3/31/2021             YEAR ENDED           3/31/2021            YEAR ENDED           3/31/2021            YEAR ENDED
   (UNAUDITED)            9/30/2020           (UNAUDITED)           9/30/2020           (UNAUDITED)           9/30/2020
------------------    ------------------   ------------------   ------------------   ------------------   ------------------

 $        411,314      $      1,158,864     $      7,965,060     $     29,030,096     $      1,635,710     $      2,006,911
          269,918              (289,037)          41,527,889         (118,795,433)          17,852,974           (2,424,628)
               --                    --                   --                   --                   --                   --
        4,754,844           (11,697,826)          86,418,205          (17,797,799)          42,367,835           32,827,377
 ----------------      ----------------     ----------------     ----------------     ----------------     ----------------

        5,436,076           (10,827,999)         135,911,154         (107,563,136)          61,856,519           32,409,660
 ----------------      ----------------     ----------------     ----------------     ----------------     ----------------

               --            (2,248,427)          (7,929,776)         (29,511,768)          (1,410,310)          (2,010,555)
 ----------------      ----------------     ----------------     ----------------     ----------------     ----------------

               --             2,470,109          134,940,728           59,303,361          197,916,007          102,329,499
       (5,963,839)          (13,159,351)        (165,460,110)        (110,271,559)         (44,738,676)          (3,155,559)
 ----------------      ----------------     ----------------     ----------------     ----------------     ----------------

       (5,963,839)          (10,689,242)         (30,519,382)         (50,968,198)         153,177,331           99,173,940
 ----------------      ----------------     ----------------     ----------------     ----------------     ----------------
         (527,763)          (23,765,668)          97,461,996         (188,043,102)         213,623,540          129,573,045

       32,670,543            56,436,211          344,488,661          532,531,763          205,074,810           75,501,765
 ----------------      ----------------     ----------------     ----------------     ----------------     ----------------
 $     32,142,780      $     32,670,543     $    441,950,657     $    344,488,661     $    418,698,350     $    205,074,810
 ================      ================     ================     ================     ================     ================

          841,608             1,141,608           19,300,002           23,250,002           11,750,002            5,750,002
               --                50,000            5,350,000            2,450,000            9,000,000            6,250,000
         (150,000)             (350,000)          (7,000,000)          (6,400,000)          (2,050,000)            (250,000)
 ----------------      ----------------     ----------------     ----------------     ----------------     ----------------
          691,608               841,608           17,650,002           19,300,002           18,700,002           11,750,002
 ================      ================     ================     ================     ================     ================


                        See Notes to Financial Statements                Page 79


FIRST TRUST EXCHANGE-TRADED FUND II

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)


                                                                                                   FIRST TRUST
                                                                                               GLOBAL ENGINEERING
                                                                                                AND CONSTRUCTION
                                                                                                       ETF
                                                                                                      (FLM)
                                                                                     ---------------------------------------
                                                                                      SIX MONTHS ENDED
                                                                                         3/31/2021            YEAR ENDED
                                                                                        (UNAUDITED)           9/30/2020
                                                                                     ------------------   ------------------
OPERATIONS:
Net investment income (loss)........................................................  $         60,599     $        203,777
Net realized gain (loss)............................................................          (155,563)            (366,607)
Net increase from payment by the advisor............................................                --                   --
Net change in unrealized appreciation (depreciation)................................         2,095,551             (239,121)
                                                                                      ----------------     ----------------
Net increase (decrease) in net assets resulting
   from operations..................................................................         2,000,587             (401,951)
                                                                                      ----------------     ----------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment operations...............................................................           (37,606)            (207,908)
                                                                                      ----------------     ----------------

SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold...........................................................                --                   --
Cost of shares redeemed.............................................................                --           (2,489,438)
                                                                                      ----------------     ----------------
Net increase (decrease) in net assets resulting
   from shareholder transactions....................................................                --           (2,489,438)
                                                                                      ----------------     ----------------
Total increase (decrease) in net assets.............................................         1,962,981           (3,099,297)

NET ASSETS:
Beginning of period.................................................................         6,309,862            9,409,159
                                                                                      ----------------     ----------------
End of period.......................................................................  $      8,272,843     $      6,309,862
                                                                                      ================     ================

CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period.............................................           150,002              200,002
Shares sold.........................................................................                --                   --
Shares redeemed.....................................................................                --              (50,000)
                                                                                      ----------------     ----------------
Shares outstanding, end of period...................................................           150,002              150,002
                                                                                      ================     ================


Page 80                 See Notes to Financial Statements



              FIRST TRUST                                FIRST TRUST
        NASDAQ(R) CLEAN EDGE(R)                         INDXX GLOBAL                               FIRST TRUST
       SMART GRID INFRASTRUCTURE                      NATURAL RESOURCES                           INDXX GLOBAL
               INDEX FUND                                INCOME ETF                              AGRICULTURE ETF
                 (GRID)                                    (FTRI)                                    (FTAG)
----------------------------------------   ---------------------------------------   ---------------------------------------
 SIX MONTHS ENDED                           SIX MONTHS ENDED                          SIX MONTHS ENDED
    3/31/2021             YEAR ENDED           3/31/2021            YEAR ENDED           3/31/2021            YEAR ENDED
   (UNAUDITED)            9/30/2020           (UNAUDITED)           9/30/2020           (UNAUDITED)           9/30/2020
------------------    ------------------   ------------------   ------------------   ------------------   ------------------

 $        880,303      $        468,582     $        308,923     $        314,979     $         11,490     $         62,970
        4,413,271             1,516,049             (219,423)          (1,111,105)              66,282             (311,190)
               --                    --                   --                   --                   --                   --
       27,787,671             7,530,176            2,273,345               20,445            1,121,270              142,251
 ----------------      ----------------     ----------------     ----------------     ----------------     ----------------

       33,081,245             9,514,807            2,362,845             (775,681)           1,199,042             (105,969)
 ----------------      ----------------     ----------------     ----------------     ----------------     ----------------

         (388,610)             (369,941)            (267,376)            (343,681)             (15,364)             (54,334)
 ----------------      ----------------     ----------------     ----------------     ----------------     ----------------

      194,139,307            22,728,389           12,027,104                   --                   --                   --
      (17,042,911)           (2,526,309)                  --             (592,651)                  --                   --
 ----------------      ----------------     ----------------     ----------------     ----------------     ----------------

      177,096,396            20,202,080           12,027,104             (592,651)                  --                   --
 ----------------      ----------------     ----------------     ----------------     ----------------     ----------------
      209,789,031            29,346,946           14,122,573           (1,712,013)           1,183,678             (160,303)

       56,578,983            27,232,037            5,740,317            7,452,330            3,040,001            3,200,304
 ----------------      ----------------     ----------------     ----------------     ----------------     ----------------
 $    266,368,014      $     56,578,983     $     19,862,890     $      5,740,317     $      4,223,679     $      3,040,001
 ================      ================     ================     ================     ================     ================

          900,002               550,002              600,002              650,002              139,928              139,928
        2,400,000               400,000              900,000                   --                   --                   --
         (200,000)              (50,000)                  --              (50,000)                  --                   --
 ----------------      ----------------     ----------------     ----------------     ----------------     ----------------
        3,100,002               900,002            1,500,002              600,002              139,928              139,928
 ================      ================     ================     ================     ================     ================


                        See Notes to Financial Statements                Page 81


FIRST TRUST EXCHANGE-TRADED FUND II

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)


                                                                                                   FIRST TRUST
                                                                                                      BICK
                                                                                                   INDEX FUND
                                                                                                     (BICK)
                                                                                     ---------------------------------------
                                                                                      SIX MONTHS ENDED
                                                                                         3/31/2021            YEAR ENDED
                                                                                        (UNAUDITED)           9/30/2020
                                                                                     ------------------   ------------------
OPERATIONS:
Net investment income (loss)........................................................  $        149,916     $        558,660
Net realized gain (loss)............................................................         3,539,946           (4,705,431)
Net increase from payment by the advisor............................................                --                   --
Net change in unrealized appreciation (depreciation)................................        13,671,826            4,781,924
                                                                                      ----------------     ----------------
Net increase (decrease) in net assets resulting
   from operations..................................................................        17,361,688              635,153
                                                                                      ----------------     ----------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment operations...............................................................          (262,126)            (775,621)
                                                                                      ----------------     ----------------

SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold...........................................................         8,833,353            7,430,446
Cost of shares redeemed.............................................................        (2,999,826)         (62,855,887)
                                                                                      ----------------     ----------------
Net increase (decrease) in net assets resulting
   from shareholder transactions....................................................         5,833,527          (55,425,441)
                                                                                      ----------------     ----------------
Total increase (decrease) in net assets.............................................        22,933,089          (55,565,909)

NET ASSETS:
Beginning of period.................................................................        60,937,335          116,503,244
                                                                                      ----------------     ----------------
End of period.......................................................................  $     83,870,424     $     60,937,335
                                                                                      ================     ================

CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period.............................................         2,100,002            4,550,002
Shares sold.........................................................................           250,000              250,000
Shares redeemed.....................................................................          (100,000)          (2,700,000)
                                                                                      ----------------     ----------------
Shares outstanding, end of period...................................................         2,250,002            2,100,002
                                                                                      ================     ================


Page 82                 See Notes to Financial Statements



                                                         FIRST TRUST
              FIRST TRUST                                  NASDAQ                                  FIRST TRUST
                 INDXX                                   GLOBAL AUTO                             CLOUD COMPUTING
               NEXTG ETF                                 INDEX FUND                                    ETF
                 (NXTG)                                    (CARZ)                                    (SKYY)
----------------------------------------   ---------------------------------------   ---------------------------------------
 SIX MONTHS ENDED                           SIX MONTHS ENDED                          SIX MONTHS ENDED
    3/31/2021             YEAR ENDED           3/31/2021            YEAR ENDED           3/31/2021            YEAR ENDED
   (UNAUDITED)            9/30/2020           (UNAUDITED)           9/30/2020           (UNAUDITED)           9/30/2020
------------------    ------------------   ------------------   ------------------   ------------------   ------------------

 $      4,473,650      $      5,543,997     $        264,261     $        204,420     $      4,863,435     $      7,732,715
       37,056,160            11,563,540            4,724,619            3,036,237          719,817,070          381,228,554
               --                    --                   --                   --                   --                   --
      112,873,106            52,847,743           11,350,969            1,129,834          375,022,751          797,519,832
 ----------------      ----------------     ----------------     ----------------     ----------------     ----------------

      154,402,916            69,955,280           16,339,849            4,370,491        1,099,703,256        1,186,481,101
 ----------------      ----------------     ----------------     ----------------     ----------------     ----------------

       (3,166,625)           (5,116,621)            (204,355)            (256,391)          (6,415,330)          (8,515,791)
 ----------------      ----------------     ----------------     ----------------     ----------------     ----------------

      338,152,019           384,483,696           42,159,206           11,510,144        1,393,979,431        2,872,076,000
      (91,669,590)          (54,802,400)         (15,955,132)          (4,001,084)      (1,545,895,843)      (1,254,414,356)
 ----------------      ----------------     ----------------     ----------------     ----------------     ----------------

      246,482,429           329,681,296           26,204,074            7,509,060         (151,916,412)       1,617,661,644
 ----------------      ----------------     ----------------     ----------------     ----------------     ----------------
      397,718,720           394,519,955           42,339,568           11,623,160          941,371,514        2,795,626,954

      590,535,207           196,015,252           29,246,401           17,623,241        4,963,824,578        2,168,197,624
 ----------------      ----------------     ----------------     ----------------     ----------------     ----------------
 $    988,253,927      $    590,535,207     $     71,585,969     $     29,246,401     $  5,905,196,092     $  4,963,824,578
 ================      ================     ================     ================     ================     ================

       10,000,002             3,900,002              750,002              550,002           63,250,002           38,450,002
        4,950,000             7,100,000              800,000              300,000           14,500,000           43,350,000
       (1,350,000)           (1,000,000)            (300,000)            (100,000)         (16,050,000)         (18,550,000)
 ----------------      ----------------     ----------------     ----------------     ----------------     ----------------
       13,600,002            10,000,002            1,250,002              750,002           61,700,002           63,250,002
 ================      ================     ================     ================     ================     ================


                        See Notes to Financial Statements                Page 83


FIRST TRUST EXCHANGE-TRADED FUND II

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)


                                                                                                   FIRST TRUST
                                                                                                  INTERNATIONAL
                                                                                                     EQUITY
                                                                                                OPPORTUNITIES ETF
                                                                                                     (FPXI)
                                                                                     ---------------------------------------
                                                                                      SIX MONTHS ENDED
                                                                                         3/31/2021            YEAR ENDED
                                                                                        (UNAUDITED)           9/30/2020
                                                                                     ------------------   ------------------
OPERATIONS:
Net investment income (loss)........................................................  $      1,052,335     $        398,607
Net realized gain (loss)............................................................       (21,826,095)           7,966,839
Net increase from payment by the advisor............................................                --                  806
Net change in unrealized appreciation (depreciation)................................        52,466,731           33,900,257
                                                                                      ----------------     ----------------
Net increase (decrease) in net assets resulting
   from operations..................................................................        31,692,971           42,266,509
                                                                                      ----------------     ----------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment operations...............................................................          (126,000)            (374,400)
                                                                                      ----------------     ----------------

SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold...........................................................       758,273,654          354,994,527
Cost of shares redeemed.............................................................       (22,528,963)         (71,013,884)
                                                                                      ----------------     ----------------
Net increase (decrease) in net assets resulting
   from shareholder transactions....................................................       735,744,691          283,980,643
                                                                                      ----------------     ----------------
Total increase (decrease) in net assets.............................................       767,311,662          325,872,752

NET ASSETS:
Beginning of period.................................................................       356,803,431           30,930,679
                                                                                      ----------------     ----------------
End of period.......................................................................  $  1,124,115,093     $    356,803,431
                                                                                      ================     ================

CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period.............................................         6,300,002              850,002
Shares sold.........................................................................        11,200,000            6,850,000
Shares redeemed.....................................................................          (350,000)          (1,400,000)
                                                                                      ----------------     ----------------
Shares outstanding, end of period...................................................        17,150,002            6,300,002
                                                                                      ================     ================


Page 84                 See Notes to Financial Statements



              FIRST TRUST
                 NASDAQ
           CYBERSECURITY ETF
                 (CIBR)
----------------------------------------
 SIX MONTHS ENDED
    3/31/2021             YEAR ENDED
   (UNAUDITED)            9/30/2020
------------------    ------------------

 $        995,055      $     23,199,240
      127,600,620           105,970,783
               --                    --
      286,136,503           233,902,808
 ----------------      ----------------

      414,732,178           363,072,831
 ----------------      ----------------

       (1,871,100)          (23,668,226)
 ----------------      ----------------

    1,103,603,248         1,421,549,328
     (247,196,349)         (561,615,357)
 ----------------      ----------------

      856,406,899           859,933,971
 ----------------      ----------------
    1,269,267,977         1,199,338,576

    2,178,988,372           979,649,796
 ----------------      ----------------
 $  3,448,256,349      $  2,178,988,372
 ================      ================

       62,650,002            35,450,002
       25,650,000            44,800,000
       (5,650,000)          (17,600,000)
 ----------------      ----------------
       82,650,002            62,650,002
 ================      ================


                        See Notes to Financial Statements                Page 85


FIRST TRUST EXCHANGE-TRADED FUND II

FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

FIRST TRUST STOXX(R) EUROPEAN SELECT DIVIDEND INDEX FUND (FDD)


                                          SIX MONTHS
                                            ENDED                               YEAR ENDED SEPTEMBER 30,
                                          3/31/2021     ------------------------------------------------------------------------
                                         (UNAUDITED)        2020           2019           2018           2017           2016
                                         ------------   ------------   ------------   ------------   ------------   ------------
Net asset value, beginning of period      $    10.27     $    12.75     $    13.12     $    13.61     $    11.82     $    11.92
                                          ----------     ----------     ----------     ----------     ----------     ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                    0.07           0.52           0.66           0.59           0.42           0.55
Net realized and unrealized gain (loss)         3.83          (2.50)         (0.37)         (0.49)          1.79          (0.10)
                                          ----------     ----------     ----------     ----------     ----------     ----------
Total from investment operations                3.90          (1.98)          0.29           0.10           2.21           0.45
                                          ----------     ----------     ----------     ----------     ----------     ----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                          (0.09)         (0.50)         (0.66)         (0.59)         (0.42)         (0.55)
                                          ----------     ----------     ----------     ----------     ----------     ----------
Net asset value, end of period            $    14.08     $    10.27     $    12.75     $    13.12     $    13.61     $    11.82
                                          ==========     ==========     ==========     ==========     ==========     ==========
TOTAL RETURN (a)                               38.04%        (15.64)%         2.35%          0.74%         18.93%          3.88%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)      $  226,005     $  180,227     $  293,918     $  454,824     $  529,527     $  165,490

RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net
   assets                                       0.57% (b)      0.57%          0.58%          0.57%          0.60%          0.60%
Ratio of net expenses to average net
   assets                                       0.57% (b)      0.57%          0.58%          0.57%          0.60%          0.60%
Ratio of net investment income (loss) to
   average net assets                           1.15% (b)      3.84%          4.84%          4.25%          3.96%          4.63%
Portfolio turnover rate (c)                       48%            98%            24%            35%            21%            34%


FIRST TRUST FTSE EPRA/NAREIT DEVELOPED MARKETS REAL ESTATE INDEX FUND (FFR)


                                          SIX MONTHS
                                            ENDED                               YEAR ENDED SEPTEMBER 30,
                                          3/31/2021     ------------------------------------------------------------------------
                                         (UNAUDITED)        2020           2019           2018           2017           2016
                                         ------------   ------------   ------------   ------------   ------------   ------------
Net asset value, beginning of period      $    38.82     $    49.44     $    45.07     $    44.96     $    46.18     $    41.00
                                          ----------     ----------     ----------     ----------     ----------     ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                    0.41           0.62           1.25           1.48           0.89           0.90
Net realized and unrealized gain (loss)         7.25          (9.27)          4.55           0.31          (0.65)          5.20
                                          ----------     ----------     ----------     ----------     ----------     ----------
Total from investment operations                7.66          (8.65)          5.80           1.79           0.24           6.10
                                          ----------     ----------     ----------     ----------     ----------     ----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                             --          (1.97)         (1.43)         (1.68)         (1.46)         (0.92)
                                          ----------     ----------     ----------     ----------     ----------     ----------
Net asset value, end of period            $    46.48     $    38.82     $    49.44     $    45.07     $    44.96     $    46.18
                                          ==========     ==========     ==========     ==========     ==========     ==========
TOTAL RETURN (a)                               19.73%        (18.12)%        13.19%          3.99%          0.67%         14.95%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)      $   32,143     $   32,671     $   56,436     $   45,074     $   51,700     $   71,576

RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net
   assets                                       0.87% (b)      0.85%          0.89%          0.85%          0.70%          0.72%
Ratio of net expenses to average net
   assets                                       0.60% (b)      0.60%          0.60%          0.60%          0.60%          0.60%
Ratio of net investment income (loss) to
   average net assets                           2.66% (b)      2.52%          2.61%          3.48%          2.40%          2.53%
Portfolio turnover rate (c)                        2%             7%             7%             9%             6%             6%


(a)   Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year. The total returns would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor.

(b)   Annualized.

(c)   Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

Page 86                 See Notes to Financial Statements


FIRST TRUST EXCHANGE-TRADED FUND II

FINANCIAL HIGHLIGHTS (CONTINUED)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

FIRST TRUST DOW JONES GLOBAL SELECT DIVIDEND INDEX FUND (FGD)


                                          SIX MONTHS
                                            ENDED                               YEAR ENDED SEPTEMBER 30,
                                          3/31/2021     ------------------------------------------------------------------------
                                         (UNAUDITED)        2020           2019           2018           2017           2016
                                         ------------   ------------   ------------   ------------   ------------   ------------
Net asset value, beginning of period      $    17.85     $    22.90     $    25.16     $    25.73     $    23.49     $    21.62
                                          ----------     ----------     ----------     ----------     ----------     ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                    0.47           1.30           1.39           1.15           1.03           1.07
Net realized and unrealized gain (loss)         7.18          (5.04)         (2.24)         (0.58)          2.23           1.82
                                          ----------     ----------     ----------     ----------     ----------     ----------
Total from investment operations                7.65          (3.74)         (0.85)          0.57           3.26           2.89
                                          ----------     ----------     ----------     ----------     ----------     ----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                          (0.46)         (1.31)         (1.41)         (1.14)         (1.02)         (1.02)
                                          ----------     ----------     ----------     ----------     ----------     ----------
Net asset value, end of period            $    25.04     $    17.85     $    22.90     $    25.16     $    25.73     $    23.49
                                          ==========     ==========     ==========     ==========     ==========     ==========
TOTAL RETURN (a)                               43.11%        (16.33)%        (3.21)%         2.26%         14.14%         13.68%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)      $  441,951     $  344,489     $  532,532     $  484,280     $  470,887     $  344,068

RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net
   assets                                       0.56% (b)      0.57%          0.59%          0.58%          0.58%          0.58%
Ratio of net expenses to average net
   assets                                       0.56% (b)      0.57%          0.59%          0.58%          0.58%          0.58%
Ratio of net investment income (loss) to
   average net assets                           4.05% (b)      6.16%          6.20%          4.48%          4.43%          4.63%
Portfolio turnover rate (c)                       39%            67%            31%            31%            35%            43%


FIRST TRUST GLOBAL WIND ENERGY ETF (FAN)


                                          SIX MONTHS
                                            ENDED                               YEAR ENDED SEPTEMBER 30,
                                          3/31/2021     ------------------------------------------------------------------------
                                         (UNAUDITED)        2020           2019           2018           2017           2016
                                         ------------   ------------   ------------   ------------   ------------   ------------
Net asset value, beginning of period      $    17.45     $    13.13     $    12.50     $    13.13     $    13.30     $    10.38
                                          ----------     ----------     ----------     ----------     ----------     ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                    0.09           0.26           0.30           0.28           0.41           0.20
Net realized and unrealized gain (loss)         4.93           4.33           0.64          (0.66)          0.32           2.93
                                          ----------     ----------     ----------     ----------     ----------     ----------
Total from investment operations                5.02           4.59           0.94          (0.38)          0.73           3.13
                                          ----------     ----------     ----------     ----------     ----------     ----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                          (0.08)         (0.27)         (0.31)         (0.25)         (0.90)         (0.21)
                                          ----------     ----------     ----------     ----------     ----------     ----------
Net asset value, end of period            $    22.39     $    17.45     $    13.13     $    12.50     $    13.13     $    13.30
                                          ==========     ==========     ==========     ==========     ==========     ==========
TOTAL RETURN (a)                               28.76%         35.42%          7.58%         (2.92)%         6.21%         30.42%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)      $  418,698     $  205,075     $   75,502     $   79,362     $  100,467     $   87,096

RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net
   assets                                       0.61% (b)      0.66%          0.71%          0.68%          0.71%          0.74%
Ratio of net expenses to average net
   assets                                       0.60% (b)      0.60%          0.60%          0.60%          0.60%          0.60%
Ratio of net investment income (loss) to
   average net assets                           0.89% (b)      1.86%          2.32%          2.21%          2.88%          1.80%
Portfolio turnover rate (c)                       24%            42%            30%            22%            78%            26%


(a)   Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year. The total returns would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor.

(b)   Annualized.

(c)   Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

                        See Notes to Financial Statements                Page 87


FIRST TRUST EXCHANGE-TRADED FUND II

FINANCIAL HIGHLIGHTS (CONTINUED)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

FIRST TRUST GLOBAL ENGINEERING AND CONSTRUCTION ETF (FLM)


                                          SIX MONTHS
                                            ENDED                               YEAR ENDED SEPTEMBER 30,
                                          3/31/2021     ------------------------------------------------------------------------
                                         (UNAUDITED)        2020           2019           2018           2017           2016
                                         ------------   ------------   ------------   ------------   ------------   ------------
Net asset value, beginning of period      $    42.07     $    47.05     $    56.78     $    56.89     $    48.63     $    44.17
                                          ----------     ----------     ----------     ----------     ----------     ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                    0.40           1.28           0.87           0.79           0.62           0.96
Net realized and unrealized gain (loss)        12.93          (4.93)         (9.71)          0.16           8.27           4.46
                                          ----------     ----------     ----------     ----------     ----------     ----------
Total from investment operations               13.33          (3.65)         (8.84)          0.95           8.89           5.42
                                          ----------     ----------     ----------     ----------     ----------     ----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                          (0.25)         (1.33)         (0.89)         (1.06)         (0.63)         (0.96)
                                          ----------     ----------     ----------     ----------     ----------     ----------
Net asset value, end of period            $    55.15     $    42.07     $    47.05     $    56.78     $    56.89     $    48.63
                                          ==========     ==========     ==========     ==========     ==========     ==========
TOTAL RETURN (a)                               31.79%         (7.52)%       (15.64)%         1.67%         18.39%         12.40%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)      $    8,273     $    6,310     $    9,409     $   14,194     $   17,066     $   14,588

RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net
   assets                                       1.35% (b)      1.43%          1.21%          0.88%          0.92%          1.03%
Ratio of net expenses to average net
   assets                                       0.70% (b)      0.70%          0.70%          0.70%          0.70%          0.70%
Ratio of net investment income (loss) to
   average net assets                           1.65% (b)      2.68%          1.64%          1.45%          1.20%          2.01%
Portfolio turnover rate (c)                        9%            20%            14%            16%            20%            28%


FIRST TRUST NASDAQ(R) CLEAN EDGE(R) SMART GRID INFRASTRUCTURE INDEX FUND (GRID)


                                          SIX MONTHS
                                            ENDED                               YEAR ENDED SEPTEMBER 30,
                                          3/31/2021     ------------------------------------------------------------------------
                                         (UNAUDITED)        2020           2019           2018           2017           2016
                                         ------------   ------------   ------------   ------------   ------------   ------------
Net asset value, beginning of period      $    62.87     $    49.51     $    47.62     $    49.00     $    39.19     $    31.52
                                          ----------     ----------     ----------     ----------     ----------     ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                    0.26           0.58           0.67           0.52           0.57           0.42
Net realized and unrealized gain (loss)        23.00          13.27           1.84          (1.32)          9.82           7.65
                                          ----------     ----------     ----------     ----------     ----------     ----------
Total from investment operations               23.26          13.85           2.51          (0.80)         10.39           8.07
                                          ----------     ----------     ----------     ----------     ----------     ----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                          (0.20)         (0.49)         (0.62)         (0.58)         (0.58)         (0.40)
                                          ----------     ----------     ----------     ----------     ----------     ----------
Net asset value, end of period            $    85.93     $    62.87     $    49.51     $    47.62     $    49.00     $    39.19
                                          ==========     ==========     ==========     ==========     ==========     ==========
TOTAL RETURN (a)                               37.01%         28.10%          5.32%         (1.66)%        26.73%         25.77%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)      $  266,368     $   56,579     $   27,232     $   33,333     $   26,951     $   13,715

RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net
   assets                                       0.69% (b)      0.75%          0.82%          0.74%          0.84%          1.07%
Ratio of net expenses to average net
   assets                                       0.69% (b)      0.70%          0.70%          0.70%          0.70%          0.70%
Ratio of net investment income (loss) to
   average net assets                           1.16% (b)      1.30%          1.40%          1.10%          1.44%          1.27%
Portfolio turnover rate (c)                       19%            53%            31%            60%            32%            37%


(a)   Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year. The total returns would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor.

(b)   Annualized.

(c)   Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

Page 88                 See Notes to Financial Statements


FIRST TRUST EXCHANGE-TRADED FUND II

FINANCIAL HIGHLIGHTS (CONTINUED)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

FIRST TRUST INDXX GLOBAL NATURAL RESOURCES INCOME ETF (FTRI)


                                          SIX MONTHS
                                            ENDED                               YEAR ENDED SEPTEMBER 30,
                                          3/31/2021     ------------------------------------------------------------------------
                                         (UNAUDITED)        2020           2019           2018           2017           2016
                                         ------------   ------------   ------------   ------------   ------------   ------------
Net asset value, beginning of period      $     9.57     $    11.47     $    12.73     $    11.88     $    10.66     $    10.99
                                          ----------     ----------     ----------     ----------     ----------     ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                    0.22           0.53           0.72           0.48           0.41           0.33
Net realized and unrealized gain (loss)         3.66          (1.86)         (1.28)          0.83           1.22          (0.32)
                                          ----------     ----------     ----------     ----------     ----------     ----------
Total from investment operations                3.88          (1.33)         (0.56)          1.31           1.63           0.01
                                          ----------     ----------     ----------     ----------     ----------     ----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                          (0.21)         (0.57)         (0.70)         (0.46)         (0.41)         (0.34)
                                          ----------     ----------     ----------     ----------     ----------     ----------
Net asset value, end of period            $    13.24    $      9.57     $    11.47     $    12.73     $    11.88     $    10.66
                                          ==========     ==========     ==========     ==========     ==========     ==========
TOTAL RETURN (a)                               40.70%        (11.80)%        (4.42)%        11.12%         15.47%          0.20%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)      $   19,863     $    5,740     $    7,452     $    8,908     $    8,913     $   10,663

RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net
   assets                                       0.70% (b)      0.70%          0.70%          0.70%          0.70%          0.70%
Ratio of net expenses to average net
   assets                                       0.70% (b)      0.70%          0.70%          0.70%          0.70%          0.70%
Ratio of net investment income (loss) to
   average net assets                           6.27% (b)      4.94%          5.95%          3.74%          3.39%          3.00%
Portfolio turnover rate (c)                       10%            66%            84%            50%            61%           179% (d)


FIRST TRUST INDXX GLOBAL AGRICULTURE ETF (FTAG)


                                          SIX MONTHS
                                            ENDED                               YEAR ENDED SEPTEMBER 30,
                                          3/31/2021     ------------------------------------------------------------------------
                                         (UNAUDITED)        2020           2019           2018           2017           2016
                                         ------------   ------------   ------------   ------------   ------------   ------------
Net asset value, beginning of period      $    21.73     $    22.87     $    26.21     $    26.96     $    21.55     $    26.90
                                          ----------     ----------     ----------     ----------     ----------     ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                    0.08           0.45           0.51           0.44           0.39           0.20
Net realized and unrealized gain (loss)         8.48          (1.20)         (3.17)         (0.83)          5.41          (5.46)
                                          ----------     ----------     ----------     ----------     ----------     ----------
Total from investment operations                8.56          (0.75)         (2.66)         (0.39)          5.80          (5.26)
                                          ----------     ----------     ----------     ----------     ----------     ----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                          (0.11)         (0.39)         (0.64)         (0.36)         (0.39)         (0.09)
Return on Capital                                 --             --          (0.04)            --             --             --
                                          ----------     ----------     ----------     ----------     ----------     ----------
Total distributions                            (0.11)         (0.39)         (0.68)         (0.36)         (0.39)         (0.09)
                                          ----------     ----------     ----------     ----------     ----------     ----------
Net asset value, end of period            $    30.18     $    21.73     $    22.87     $    26.21     $    26.96     $    21.55
                                          ==========     ==========     ==========     ==========     ==========     ==========
TOTAL RETURN (a)                               39.47%         (3.19)%       (10.16)%        (1.46)%        27.09%        (18.92)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)      $    4,224     $    3,040     $    3,200     $    4,979     $    7,816     $    4,093

RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net
   assets                                       0.70% (b)      0.70%          0.70%          0.70%          0.70%          0.72% (e)
Ratio of net expenses to average net
   assets                                       0.70% (b)      0.70%          0.70%          0.70%          0.70%          0.72% (e)
Ratio of net investment income (loss) to
   average net assets                           0.63% (b)      2.16%          1.93%          1.56%          1.80%          1.74%
Portfolio turnover rate (c)                        8%            17%            20%            30%            38%           137% (d)


(a)   Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(b)   Annualized.

(c)   Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

(d)   The variation in the portfolio turnover rate is due to the change in the
      Fund's underlying index effective on the close of business December 18,
      2015, which resulted in a complete rebalance of the Fund's portfolio.

(e)   Includes foreign capital gains tax. If this tax expense was not included, the expense ratio would have been 0.70%.

                        See Notes to Financial Statements                Page 89


FIRST TRUST EXCHANGE-TRADED FUND II

FINANCIAL HIGHLIGHTS (CONTINUED)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

FIRST TRUST BICK INDEX FUND (BICK)


                                          SIX MONTHS
                                            ENDED                               YEAR ENDED SEPTEMBER 30,
                                          3/31/2021     ------------------------------------------------------------------------
                                         (UNAUDITED)        2020           2019           2018           2017           2016
                                         ------------   ------------   ------------   ------------   ------------   ------------
Net asset value, beginning of period      $    29.02     $    25.61     $    26.48     $    28.77     $    22.94     $    18.76
                                          ----------     ----------     ----------     ----------     ----------     ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                    0.08           0.08           0.33           0.40           0.33           0.28
Net realized and unrealized gain (loss)         8.30           3.53          (0.80)         (2.34)          5.85           4.19
                                          ----------     ----------     ----------     ----------     ----------     ----------
Total from investment operations                8.38           3.61          (0.47)         (1.94)          6.18           4.47
                                          ----------     ----------     ----------     ----------     ----------     ----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                          (0.12)         (0.20)         (0.40)         (0.35)         (0.35)         (0.29)
                                          ----------     ----------     ----------     ----------     ----------     ----------
Net asset value, end of period            $    37.28     $    29.02     $    25.61     $    26.48     $    28.77     $    22.94
                                          ==========     ==========     ==========     ==========     ==========     ==========
TOTAL RETURN (a)                               28.86%         14.07%         (1.76)%        (6.82)%        27.14%         23.99%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)      $   83,870     $   60,937     $  116,503     $  190,648     $  202,863     $    8,029

RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net
   assets                                       0.64% (b)      0.64%          0.64%          0.64%          0.64%          0.64%
Ratio of net expenses to average net
   assets                                       0.64% (b)      0.64%          0.64%          0.64%          0.64%          0.64%
Ratio of net investment income (loss) to
   average net assets                           0.38% (b)      0.60%          1.25%          1.33%          2.15%          1.37%
Portfolio turnover rate (c)                       50%            58%            66%            65%            86%            59%


FIRST TRUST INDXX NEXTG ETF (NXTG)


                                          SIX MONTHS
                                            ENDED                               YEAR ENDED SEPTEMBER 30,
                                          3/31/2021     ------------------------------------------------------------------------
                                         (UNAUDITED)        2020           2019           2018           2017           2016
                                         ------------   ------------   ------------   ------------   ------------   ------------
Net asset value, beginning of period      $    59.05     $    50.26     $    49.63     $    50.52     $    41.29     $    34.93
                                          ----------     ----------     ----------     ----------     ----------     ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                    0.35           0.69           0.37           0.72           0.44           0.47
Net realized and unrealized gain (loss)        13.54           8.79           0.50          (0.60)          9.29           6.34
                                          ----------     ----------     ----------     ----------     ----------     ----------
Total from investment operations               13.89           9.48           0.87           0.12           9.73           6.81
                                          ----------     ----------     ----------     ----------     ----------     ----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                          (0.27)         (0.69)         (0.24)         (1.01)         (0.50)         (0.45)
                                          ----------     ----------     ----------     ----------     ----------     ----------
Net asset value, end of period            $    72.67     $    59.05     $    50.26     $    49.63     $    50.52     $    41.29
                                          ==========     ==========     ==========     ==========     ==========     ==========
TOTAL RETURN (a)                               23.55%         18.97%          1.78%          0.20%         23.68%         19.60%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)      $  988,254     $  590,535     $  196,015     $   17,370     $   17,683     $   10,324

RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net
   assets                                       0.70% (b)      0.70%          0.70%          0.70%          0.70%          0.70%
Ratio of net expenses to average net
   assets                                       0.70% (b)      0.70%          0.70%          0.70%          0.70%          0.70%
Ratio of net investment income (loss) to
   average net assets                           1.11% (b)      1.52%          1.73%          1.34%          1.04%          1.14%
Portfolio turnover rate (c)                       11%            30%            59%            80%            18%            28%


(a)   Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(b)   Annualized.

(c)   Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

Page 90                 See Notes to Financial Statements


FIRST TRUST EXCHANGE-TRADED FUND II

FINANCIAL HIGHLIGHTS (CONTINUED)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

FIRST TRUST NASDAQ GLOBAL AUTO INDEX FUND (CARZ)


                                          SIX MONTHS
                                            ENDED                               YEAR ENDED SEPTEMBER 30,
                                          3/31/2021     ------------------------------------------------------------------------
                                         (UNAUDITED)        2020           2019           2018           2017           2016
                                         ------------   ------------   ------------   ------------   ------------   ------------
Net asset value, beginning of period      $    39.00     $    32.04     $    36.33     $    40.25     $    33.39     $    33.46
                                          ----------     ----------     ----------     ----------     ----------     ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                    0.22           0.34           1.02           0.98           0.87           0.80
Net realized and unrealized gain (loss)        18.23           7.07          (4.28)         (3.98)          6.87          (0.09)
                                          ----------     ----------     ----------     ----------     ----------     ----------
Total from investment operations               18.45           7.41          (3.26)         (3.00)          7.74           0.71
                                          ----------     ----------     ----------     ----------     ----------     ----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                          (0.18)         (0.45)         (1.03)         (0.92)         (0.88)         (0.78)
                                          ----------     ----------     ----------     ----------     ----------     ----------
Net asset value, end of period            $    57.27     $    39.00     $    32.04     $    36.33     $    40.25     $    33.39
                                          ==========     ==========     ==========     ==========     ==========     ==========
TOTAL RETURN (a)                               47.39%         23.33%         (8.97)%        (7.57)%        23.46%          2.24%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)      $   71,586     $   29,246     $   17,623     $   18,167     $   18,112     $   21,705

RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net
   assets                                       0.70% (b)      0.70%          0.70%          0.70%          0.70%          0.70%
Ratio of net expenses to average net
   assets                                       0.70% (b)      0.70%          0.70%          0.70%          0.70%          0.70%
Ratio of net investment income (loss) to
   average net assets                           1.01% (b)      1.09%          3.19%          2.44%          2.20%          2.16%
Portfolio turnover rate (c)                       17%            36%            24%            16%            17%            17%


FIRST TRUST CLOUD COMPUTING ETF (SKYY)


                                          SIX MONTHS
                                            ENDED                               YEAR ENDED SEPTEMBER 30,
                                          3/31/2021     ------------------------------------------------------------------------
                                         (UNAUDITED)        2020           2019           2018           2017           2016
                                         ------------   ------------   ------------   ------------   ------------   ------------
Net asset value, beginning of period      $    78.48     $    56.39     $    56.71     $    41.88     $    34.17     $    28.08
                                          ----------     ----------     ----------     ----------     ----------     ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                    0.07           0.16           0.59           0.14           0.13           0.15
Net realized and unrealized gain (loss)        17.26          22.10          (0.31)         14.84           7.72           6.09
                                          ----------     ----------     ----------     ----------     ----------     ----------
Total from investment operations               17.33          22.26           0.28          14.98           7.85           6.24
                                          ----------     ----------     ----------     ----------     ----------     ----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                          (0.10)         (0.17)         (0.60)         (0.15)         (0.14)         (0.15)
                                          ----------     ----------     ----------     ----------     ----------     ----------
Net asset value, end of period            $    95.71     $    78.48     $    56.39     $    56.71     $    41.88     $    34.17
                                          ==========     ==========     ==========     ==========     ==========     ==========
TOTAL RETURN (a)                               22.09%         39.54%          0.57%         35.80%         23.00%         22.30%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)      $5,905,196     $4,963,825     $2,168,198     $2,067,140     $1,088,930     $  587,642

RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net
   assets                                       0.60% (b)      0.60%          0.60%          0.60%          0.60%          0.60%
Ratio of net expenses to average net
   assets                                       0.60% (b)      0.60%          0.60%          0.60%          0.60%          0.60%
Ratio of net investment income (loss) to
   average net assets                           0.17% (b)      0.24%          1.02%          0.28%          0.34%          0.49%
Portfolio turnover rate (c)                       16%            35%            85%             7%            14%            23%


(a)   Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(b)   Annualized.

(c)   Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

                        See Notes to Financial Statements                Page 91


FIRST TRUST EXCHANGE-TRADED FUND II

FINANCIAL HIGHLIGHTS (CONTINUED)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

FIRST TRUST INTERNATIONAL EQUITY OPPORTUNITIES ETF (FPXI)


                                          SIX MONTHS
                                            ENDED                               YEAR ENDED SEPTEMBER 30,
                                          3/31/2021     ------------------------------------------------------------------------
                                         (UNAUDITED)        2020           2019           2018           2017           2016
                                         ------------   ------------   ------------   ------------   ------------   ------------
Net asset value, beginning of period      $    56.64     $    36.39     $    35.10     $    34.51     $    27.47     $    25.24
                                          ----------     ----------     ----------     ----------     ----------     ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                    0.05           0.11           0.30           0.49           0.22           0.51
Net realized and unrealized gain (loss)         8.87          20.32 (a)       1.29           0.66           7.07           2.14
                                          ----------     ----------     ----------     ----------     ----------     ----------
Total from investment operations                8.92          20.43           1.59           1.15           7.29           2.65
                                          ----------     ----------     ----------     ----------     ----------     ----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                          (0.01)         (0.18)         (0.30)         (0.56)         (0.25)         (0.42)
                                          ----------     ----------     ----------     ----------     ----------     ----------
Net asset value, end of period            $    65.55     $    56.64     $    36.39     $    35.10     $    34.51     $    27.47
                                          ==========     ==========     ==========     ==========     ==========     ==========
TOTAL RETURN (b)                               15.75%         56.24% (a)      4.60%          3.35%         26.71%         10.62%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)      $1,124,115     $  356,803     $   30,931     $   26,322     $   22,429     $    2,748

RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net
   assets                                       0.70% (c)      0.70%          0.70%          0.70%          0.70%          0.71% (d)
Ratio of net expenses to average net
   assets                                       0.70% (c)      0.70%          0.70%          0.70%          0.70%          0.71% (d)
Ratio of net investment income (loss) to
   average net assets                           0.29% (c)      0.38%          0.86%          1.42%          1.62%          2.25%
Portfolio turnover rate (e)                       62%           114%            98%            83%            58%            75%


FIRST TRUST NASDAQ CYBERSECURITY ETF (CIBR)


                                          SIX MONTHS
                                            ENDED                               YEAR ENDED SEPTEMBER 30,
                                          3/31/2021     ------------------------------------------------------------------------
                                         (UNAUDITED)        2020           2019           2018           2017           2016
                                         ------------   ------------   ------------   ------------   ------------   ------------
Net asset value, beginning of period      $    34.78     $    27.63     $    28.49     $    21.85     $    19.77     $    17.15
                                          ----------     ----------     ----------     ----------     ----------     ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                    0.02           0.50           0.06           0.02           0.03           0.23
Net realized and unrealized gain (loss)         6.95           7.16          (0.86)          6.64           2.09           2.62
                                          ----------     ----------     ----------     ----------     ----------     ----------
Total from investment operations                6.97           7.66          (0.80)          6.66           2.12           2.85
                                          ----------     ----------     ----------     ----------     ----------     ----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                          (0.03)         (0.51)         (0.06)         (0.02)         (0.04)         (0.23)
                                          ----------     ----------     ----------     ----------     ----------     ----------
Net asset value, end of period            $    41.72     $    34.78     $    27.63     $    28.49     $    21.85     $    19.77
                                          ==========     ==========     ==========     ==========     ==========     ==========
TOTAL RETURN (b)                               20.03%         28.72%         (2.78)%        30.49%         10.73%         16.83%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)      $3,448,256     $2,178,988     $  979,650     $  847,673     $  313,575     $  102,815

RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net
   assets                                       0.60% (c)      0.60%          0.60%          0.60%          0.60%          0.60%
Ratio of net expenses to average net
   assets                                       0.60% (c)      0.60%          0.60%          0.60%          0.60%          0.60%
Ratio of net investment income (loss) to
   average net assets                           0.07% (c)      1.54%          0.20%          0.04%          0.13%          1.37%
Portfolio turnover rate (e)                       16%            46%            58%            56%            67%            49%


(a)   The Fund received a payment from the advisor in the amount of $806, which represents less than $0.01 per share. Since the advisor reimbursed the
      Fund, there was no effect on the Fund's total return.

(b)   Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(c)   Annualized.

(d)   Includes excise tax. If this excise tax expense was not included, the expense ratio would have been 0.70%.

(e)   Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

Page 92                 See Notes to Financial Statements


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NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

                      FIRST TRUST EXCHANGE-TRADED FUND II
                           MARCH 31, 2021 (UNAUDITED)

                                1. ORGANIZATION

First Trust Exchange-Traded Fund II (the "Trust") is an open-end management investment company organized as a Massachusetts business trust on July 6, 2006, and is registered with the Securities and Exchange Commission under the
Investment Company Act of 1940, as amended (the "1940 Act").

The Trust currently consists of sixteen exchange-traded funds. This report covers the fourteen funds (each a "Fund" and collectively, the "Funds") listed below:

    First Trust STOXX(R) European Select Dividend Index Fund - (NYSE Arca, Inc.
       ("NYSE Arca") ticker "FDD")
    First Trust FTSE EPRA/NAREIT Developed Markets Real Estate Index Fund -
       (NYSE Arca ticker "FFR")
    First Trust Dow Jones Global Select Dividend Index Fund -
       (NYSE Arca ticker "FGD")
    First Trust Global Wind Energy ETF - (NYSE Arca ticker "FAN")
    First Trust Global Engineering and Construction ETF - (NYSE Arca ticker
       "FLM")
    First Trust NASDAQ(R) Clean Edge(R) Smart Grid Infrastructure Index Fund -
       (The Nasdaq Stock Market LLC ("Nasdaq") ticker "GRID")
    First Trust Indxx Global Natural Resources Income ETF - (Nasdaq ticker
       "FTRI")
    First Trust Indxx Global Agriculture ETF - (Nasdaq ticker "FTAG")
    First Trust BICK Index Fund - (Nasdaq ticker "BICK")
    First Trust Indxx NextG ETF - (Nasdaq ticker "NXTG")
    First Trust NASDAQ Global Auto Index Fund - (Nasdaq ticker "CARZ")
    First Trust Cloud Computing ETF - (Nasdaq ticker "SKYY")
    First Trust International Equity Opportunities ETF - (Nasdaq ticker "FPXI")
    First Trust Nasdaq Cybersecurity ETF - (Nasdaq ticker "CIBR")

Each Fund represents a separate series of shares of beneficial interest in the
Trust. Unlike conventional mutual funds, each Fund issues and redeems shares on a continuous basis, at net asset value ("NAV"), only in large blocks of shares known as "Creation Units." The investment objective of each Fund is to seek investment results that correspond generally to the price and yield (before the
Fund's fees and expenses) of the following indices:


FUND                                                                            INDEX
First Trust STOXX(R) European Select Dividend Index Fund                        STOXX(R) Europe Select Dividend 30 Index
First Trust FTSE EPRA/NAREIT Developed Markets Real Estate Index Fund           FTSE EPRA/NAREIT Developed Index
First Trust Dow Jones Global Select Dividend Index Fund                         Dow Jones Global Select Dividend Index
First Trust Global Wind Energy ETF                                              ISE Clean Edge Global Wind Energy(TM) Index
First Trust Global Engineering and Construction ETF                             ISE Global Engineering and Construction(TM) Index
First Trust NASDAQ(R) Clean Edge(R) Smart Grid Infrastructure Index Fund        NASDAQ OMX Clean Edge Smart Grid
                                                                                   Infrastructure Index(SM)
First Trust Indxx Global Natural Resources Income ETF                           Indxx Global Natural Resources Income Index
First Trust Indxx Global Agriculture ETF                                        Indxx Global Agriculture Index
First Trust BICK Index Fund                                                     ISE BICK(TM) Index
First Trust Indxx NextG ETF                                                     Indxx 5G & NextG Thematic Index(SM)
First Trust NASDAQ Global Auto Index Fund                                       NASDAQ Global Auto Index(SM)
First Trust Cloud Computing ETF                                                 ISE CTA Cloud Computing Index(TM)
First Trust International Equity Opportunities ETF                              IPOX(R) International Index
First Trust Nasdaq Cybersecurity ETF                                            Nasdaq CTA Cybersecurity Index(SM)


                       2. SIGNIFICANT ACCOUNTING POLICIES

The Funds are each considered an investment company and follow accounting and reporting guidance under Financial Accounting Standards Board Accounting
Standards Codification Topic 946, "Financial Services-Investment Companies." The
following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America ("U.S. GAAP") requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

                                                                         Page 93


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NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                      FIRST TRUST EXCHANGE-TRADED FUND II
                           MARCH 31, 2021 (UNAUDITED)

A. PORTFOLIO VALUATION

Each Fund's NAV is determined daily as of the close of regular trading on the
New York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the
NAV is determined as of that time. Foreign securities are priced using data reflecting the earlier closing of the principal markets for those securities.
Each Fund's NAV is calculated by dividing the value of all assets of each Fund
(including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.

Each Fund's investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by the Pricing Committee of the Funds'
investment advisor, First Trust Advisors L.P. ("First Trust" or the "Advisor"),
in accordance with valuation procedures adopted by the Trust's Board of
Trustees, and in accordance with provisions of the 1940 Act. Investments valued by the Advisor's Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. Each Fund's investments are valued as follows:

      Common stocks and other equity securities listed on any national or foreign exchange (excluding Nasdaq and the London Stock Exchange
      Alternative Investment Market ("AIM")) are valued at the last sale price on the exchange on which they are principally traded or, for Nasdaq and
      AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the securities exchange representing the principal market for such securities.

      Securities trading on foreign exchanges or over-the-counter markets that close prior to the NYSE close may be valued using a systematic fair valuation model provided by a third-party pricing service. If these foreign securities meet certain criteria in relation to the valuation model, their valuation is systematically adjusted to reflect the impact of movement in the U.S. market after the close of the foreign markets.

      Shares of open-end funds are valued at fair value which is based on NAV per share.

      Securities traded in an over-the-counter market are fair valued at the mean of their most recent bid and asked price, if available, and otherwise at their closing bid price.

      Overnight repurchase agreements are valued at amortized cost when it represents the best estimate of fair value.

Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Trust's Board of Trustees or its delegate, the Advisor's Pricing Committee, at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of
1933, as amended) for which a third-party pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of a Fund's NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the third-party pricing service, does not reflect the security's fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:

      1)    the type of security;

      2)    the size of the holding;

      3)    the initial cost of the security;

      4)    transactions in comparable securities;

      5)    price quotes from dealers and/or third-party pricing services;

      6)    relationships among various securities;

      7)    information obtained by contacting the issuer, analysts, or the appropriate stock exchange;

      8)    an analysis of the issuer's financial statements; and

      9)    the existence of merger proposals or tender offers that might affect the value of the security.

If the securities in question are foreign securities, the following additional information may be considered:

      1)    the value of similar foreign securities traded on other foreign markets;

      2)    ADR trading of similar securities;

      3)    closed-end fund or exchange-traded fund trading of similar securities;

      4)    foreign currency exchange activity;


--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                      FIRST TRUST EXCHANGE-TRADED FUND II
                           MARCH 31, 2021 (UNAUDITED)

      5)    the trading prices of financial products that are tied to baskets of foreign securities;

      6)    factors relating to the event that precipitated the pricing problem;

      7)    whether the event is likely to recur; and

      8)    whether the effects of the event are isolated or whether they affect entire markets, countries or regions.

In addition, differences between the prices used to calculate a Fund's NAV and the prices used by such Fund's corresponding index could result in a difference between a Fund's performance and the performance of its underlying index.

Because foreign markets may be open on different days than the days during which investors may transact in the shares of a Fund, the value of the Fund's securities may change on the days when investors are not able to transact in the shares of the Fund. The value of securities denominated in foreign currencies is converted into U.S. dollars using exchange rates determined daily as of the close of regular trading on the NYSE. Any use of a different rate from the rates used by a relevant index may adversely affect the Fund's ability to track the index.

The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

      o     Level 1 - Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

      o     Level 2 - Level 2 inputs are observable inputs, either directly or indirectly, and include the following:

            o     Quoted prices for similar investments in active markets.

            o     Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little
                  information is released publicly.

            o     Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves
                  observable at commonly quoted intervals, volatilities,
                  prepayment speeds, loss severities, credit risks, and default rates).

            o     Inputs that are derived principally from or corroborated by observable market data by correlation or other means.

      o     Level 3 - Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the investment.

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value each Fund's investments as of March 31, 2021, is included with each Fund's Portfolio of Investments.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis.
Dividend income is recorded on the ex-dividend date. Interest income, if any, is recorded on the accrual basis.

Withholding taxes and tax reclaims on foreign dividends have been provided for in accordance with each Fund's understanding of the applicable country's tax rules and rates.

Distributions received from a Fund's investments in real estate investment trusts ("REITs") may be comprised of return of capital, capital gains and income. The actual character of the amounts received during the year is not known until after the REITs' fiscal year end. A Fund records the character of distributions received from the REITs during the year based on estimates available. The characterization of distributions received by a Fund may be subsequently revised based on information received from the REITs after their tax reporting periods conclude.

C. OFFSETTING ON THE STATEMENTS OF ASSETS AND LIABILITIES

Offsetting assets and liabilities requires entities to disclose both gross and net information about instruments and transactions eligible for offset on the
Statements of Assets and Liabilities, and disclose instruments and transactions subject to master netting or similar agreements. These disclosure requirements are intended to help investors and other financial statement users better assess the effect or potential effect of offsetting arrangements on a Fund's financial position. The transactions subject to offsetting disclosures are derivative instruments, repurchase agreements and reverse repurchase agreements, and securities borrowing and securities lending transactions.

This disclosure, if applicable, is included within each Fund's Portfolio of
Investments under the heading "Offsetting Assets and Liabilities." For financial reporting purposes, the Funds do not offset financial assets and financial liabilities that are subject to master netting arrangements ("MNAs") or similar agreements on the Statements of Assets and Liabilities. MNAs provide the right, in the event of default (including bankruptcy and insolvency), for the non-defaulting counterparty to liquidate the collateral and calculate the net exposure to the defaulting party or request additional collateral.

                                                                         Page 95


--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                      FIRST TRUST EXCHANGE-TRADED FUND II
                           MARCH 31, 2021 (UNAUDITED)

D. FOREIGN CURRENCY

The books and records of the Funds are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into
U.S. dollars at the exchange rates prevailing at the end of the period.
Purchases and sales of investments and items of income and expense are translated on the respective dates of such transactions. Unrealized gains and losses on assets and liabilities, other than investments in securities, which result from changes in foreign currency exchange rates have been included in
"Net change in unrealized appreciation (depreciation) on foreign currency translation" on the Statements of Operations. Unrealized gains and losses on investments in securities which result from changes in foreign exchange rates are included with fluctuations arising from changes in market price and are shown in "Net change in unrealized appreciation (depreciation) on investments"
on the Statements of Operations. Net realized foreign currency gains and losses include the effect of changes in exchange rates between trade date and settlement date on investment security transactions, foreign currency transactions and interest and dividends received and are included in "Net realized gain (loss) on foreign currency transactions" on the Statements of
Operations. The portion of foreign currency gains and losses related to fluctuations in exchange rates between the initial purchase settlement date and subsequent sale trade date is included in "Net realized gain (loss) on investments" on the Statements of Operations.

E. SECURITIES LENDING

The Funds may lend securities representing up to 33 1/3% of the value of their total assets to broker-dealers, banks and other institutions to generate additional income. When a Fund loans its portfolio securities, it will receive, at the inception of each loan, collateral equal to at least 102% (for domestic securities) or 105% (for international securities) of the market value of the loaned securities. The collateral amount is valued at the beginning of each business day and is compared to the market value of the loaned securities from the prior business day to determine if additional collateral is required. If additional collateral is required, a request is sent to the borrower. Securities lending involves the risk that the Fund may lose money because the borrower of the Fund's loaned securities fails to return the securities in a timely manner or at all. The Fund could also lose money in the event of (i) a decline in the value of the collateral provided for the loaned securities, (ii) a decline in the value of any investments made with cash collateral or (iii) an increase in the value of the loaned securities if the borrower does not increase the collateral accordingly and the borrower fails to return the securities. These events could also trigger adverse tax consequences for the Funds.

Under the Funds' Securities Lending Agency Agreement, the securities lending agent will generally bear the risk that a borrower may default on its obligation to return loaned securities. Brown Brothers Harriman & Co. ("BBH") acts as each
Fund's securities lending agent and is responsible for executing the lending of the portfolio securities to creditworthy borrowers with the exception of FAN.
The Bank of New York Mellon ("BNYM") acts as FAN's securities lending agent and is responsible for executing the lending of the portfolio securities to creditworthy borrowers. The Funds, however, will be responsible for the risks associated with the investment of cash collateral. A Fund may lose money on its investment of cash collateral, which may affect its ability to repay the collateral to the borrower without the use of other Fund assets. Each Fund that engages in securities lending receives compensation (net of any rebate and securities lending agent fees) for lending its securities. Compensation can be in the form of fees received from the securities lending agent or dividends or interest earned from the investment of cash collateral. The fees received from the securities lending agent are accrued daily. The dividend and interest earned on the securities loaned is accounted for in the same manner as other dividend and interest income. At March 31, 2021, only FAN, FLM, GRID, FTRI, BICK, NXTG,
SKYY, and FPXI had securities in the securities lending program. During the six months ended March 31, 2021, FAN, FLM, GRID, FTRI, BICK, NXTG, CARZ, SKYY, and
FPXI participated in the securities lending program.

In the event of a default by a borrower with respect to any loan, BBH or BNYM will exercise any and all remedies provided under the applicable borrower agreement to make the Funds whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting broker against the purchase cost of the replacement securities. If, despite such efforts by BBH and BNYM to exercise these remedies, a Fund sustains losses as a result of a borrower's default, BBH or BNYM will indemnify the Fund by purchasing replacement securities at its own expense, or paying the Fund an amount equal to the market value of the replacement securities, subject to certain limitations which are set forth in detail in the Securities Lending Agency Agreement between the Trust on behalf of the Funds and BBH or BNYM.

F. REPURCHASE AGREEMENTS

Repurchase agreements involve the purchase of securities subject to the seller's agreement to repurchase the securities at a mutually agreed upon date and price, under the terms of a Master Repurchase Agreement ("MRA"). During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of a Fund, including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest. The underlying securities for all repurchase agreements are held at the Funds' custodian or designated sub-custodians under tri-party repurchase agreements.

MRAs govern transactions between a Fund and select counterparties. The MRAs contain provisions for, among other things, initiation, income payments, events of default, and maintenance of collateral for repurchase agreements.


--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                      FIRST TRUST EXCHANGE-TRADED FUND II
                           MARCH 31, 2021 (UNAUDITED)

Repurchase agreements received for lending securities are collateralized by U.S.
Treasury securities. The U.S. Treasury securities are held in a joint custody account at BBH or BNYM on behalf of the Funds participating in the securities lending program. In the event the counterparty defaults on the repurchase agreement, the U.S. Treasury securities can either be maintained as part of a
Fund's portfolio or sold for cash. A Fund could suffer a loss to the extent that the proceeds from the sale of the underlying collateral held by the Fund is less than the repurchase price and the Fund's costs associated with the delay and enforcement of the MRA.

While the Funds may invest in repurchase agreements, any repurchase agreements held by the Funds during the six months ended March 31, 2021, were received as collateral for lending securities.

G. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS

Dividends from net investment income of each Fund, if any, are declared and paid quarterly, or as the Board of Trustees may determine from time to time.
Distributions of net realized gains earned by each Fund, if any, are distributed at least annually.

Distributions from net investment income and realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These permanent differences are primarily due to the varying treatment of income and gain/loss on significantly modified portfolio securities held by the Funds and have no impact on net assets or NAV per share. Temporary differences, which arise from recognizing certain items of income, expense and gain/loss in different periods for financial statement and tax purposes, will reverse at some time in the future.

The tax character of distributions paid by each Fund during the fiscal year ended September 30, 2020 was as follows:


                                                                                 Distributions    Distributions   Distributions
                                                                                   paid from        paid from       paid from
                                                                                   Ordinary          Capital        Return of
                                                                                    Income            Gains          Capital
                                                                               -----------------  --------------  --------------
First Trust STOXX(R) European Select Dividend Index Fund                       $       9,499,846  $           --  $           --
First Trust FTSE EPRA/NAREIT Developed Markets Real Estate Index Fund                  2,248,427              --              --
First Trust Dow Jones Global Select Dividend Index Fund                               29,511,768              --              --
First Trust Global Wind Energy ETF                                                     2,010,555              --              --
First Trust Global Engineering and Construction ETF                                      207,908              --              --
First Trust NASDAQ(R) Clean Edge(R) Smart Grid Infrastructure Index Fund                 369,941              --              --
First Trust Indxx Global Natural Resources Income ETF                                    343,681              --              --
First Trust Indxx Global Agriculture ETF                                                  54,334              --              --
First Trust BICK Index Fund                                                              775,621              --              --
First Trust Indxx NextG ETF                                                            5,116,621              --              --
First Trust NASDAQ Global Auto Index Fund                                                256,391              --              --
First Trust Cloud Computing ETF                                                        8,515,791              --              --
First Trust International Equity Opportunities ETF                                       374,400              --              --
First Trust Nasdaq Cybersecurity ETF                                                  23,668,226              --              --


As of September 30, 2020, the components of distributable earnings on a tax basis for each Fund were as follows:


                                                                                                   Accumulated         Net
                                                                                 Undistributed     Capital and      Unrealized
                                                                                   Ordinary           Other        Appreciation
                                                                                    Income         Gain (Loss)    (Depreciation)
                                                                               -----------------  --------------  --------------
First Trust STOXX(R) European Select Dividend Index Fund                       $         380,186  $  (81,101,625) $  (12,884,201)
First Trust FTSE EPRA/NAREIT Developed Markets Real Estate Index Fund                   (251,577)     (1,691,617)     (4,084,438)
First Trust Dow Jones Global Select Dividend Index Fund                                1,576,766    (186,630,804)    (54,093,868)
First Trust Global Wind Energy ETF                                                       429,387     (52,994,765)     31,508,745
First Trust Global Engineering and Construction ETF                                       32,482      (8,168,805)       (960,729)
First Trust NASDAQ(R) Clean Edge(R) Smart Grid Infrastructure Index Fund                 123,852        (539,435)      6,601,084
First Trust Indxx Global Natural Resources Income ETF                                     16,695     (62,199,679)       (214,915)
First Trust Indxx Global Agriculture ETF                                                   8,460     (19,483,636)       (201,614)
First Trust BICK Index Fund                                                              (64,502)    (29,890,192)         45,818
First Trust Indxx NextG ETF                                                              747,042        (224,785)     58,024,082
First Trust NASDAQ Global Auto Index Fund                                                 23,284      (3,770,920)     (2,633,631)
First Trust Cloud Computing ETF                                                               --     (97,889,957)    756,297,018
First Trust International Equity Opportunities ETF                                       112,434      (7,618,211)     34,159,548
First Trust Nasdaq Cybersecurity ETF                                                     (28,233)    (45,776,590)    236,017,450


                                                                         Page 97

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NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                      FIRST TRUST EXCHANGE-TRADED FUND II
                           MARCH 31, 2021 (UNAUDITED)

H. INCOME AND OTHER TAXES

Each Fund intends to continue to qualify as a regulated investment company by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, which includes distributing substantially all of its net investment income and net realized gains to shareholders. Accordingly, no provision has been made for federal and state income taxes. However, due to the timing and amount of distributions, each Fund may be subject to an excise tax of
4% of the amount by which approximately 98% of each Fund's taxable income exceeds the distributions from such taxable income for the calendar year.

Certain countries assess a capital gains tax on securities sold in their local markets. This tax is accrued as the securities in these foreign markets appreciate in value and is paid at the time of sale to the extent a capital gain is realized. Taxes accrued on securities in an unrealized appreciation position are included in "Net change in unrealized appreciation (depreciation) on deferred foreign capital gains tax" on the Statements of Operations. The capital gains tax paid on securities sold, if any, is included in "Net realized gain
(loss) on foreign capital gains tax" on the Statements of Operations.

India's Finance Bill, 2018 ("Finance Bill, 2018") was enacted into law on March
29, 2018 and amongst other provisions, it introduced a long-term capital gains tax beginning April 1, 2018. Long-term capital gains on the sale of listed shares in excess of INR 0.1 million are taxed at the rate of 10% (plus applicable surcharge and cess (which is a type of tax)) subject to satisfaction of certain conditions. Long-term capital gains accruing as of January 31, 2018 are considered exempt due to a grandfather clause in the provision. The aforesaid exemption from long-term capital gains tax is available with respect to shares acquired between October 1, 2004 and March 31, 2018 only if on such acquisitions Securities Transaction Tax ("STT") was chargeable. Certain exceptions in this regard, such as acquisition of shares in a public offer, bonus, rights issued, etc. for which the condition of chargeability of STT on acquisition is not applicable, have been notified.

In the case of the sale of listed shares held by a Fund for one year or less, the income is classified as short-term capital gains and is taxable at 15% (plus applicable surcharge and cess) provided the shares are sold on the stock exchange and subjected to STT. For above purposes, the applicable rate of surcharge is 2% or 5% (depending on the level of income of the Fund). The
Finance Bill, 2018 increases the cess imposed on the sum of tax and surcharge from 3% to 4%. The cess 4% rate is applied to the capital gains tax, resulting in a higher effective rate of capital gains tax.

Where the sale of shares is outside the stock exchange and not subject to STT, the long-term capital gains are taxed at 10% (plus applicable surcharge and cess) and short-term capital gains are taxed at 30% (plus applicable surcharge and cess). The Finance Bill, 2018, approves the carry forward of long-term capital losses to be offset against long-term capital gains. Short-term losses can be netted against both short-term gains and long-term gains.

Until March 31, 2020, dividends received by the Fund from Indian companies were exempt from tax in India because Indian companies were required to pay dividend distribution tax. The Indian Finance Act, 2020 has amended the dividend taxation framework effective April 1, 2020 and accordingly dividends would now be taxable in the hands of the shareholders at 20%, plus applicable surcharge and cess.
Subsequent to the Indian Finance Act, 2020, "The Taxation and Other Laws
(Relaxation and Amendment of Certain Provisions) Bill, 2020" (the "Bill") was
enacted into law and is effective retroactively to April 1, 2020. The Bill caps the maximum surcharge at 15% of the tax on dividend income earned by the Fund.
The highest effective tax rate proposed for non-corporate entities on dividends will be 23.92%. Note the Fund will not obtain relief under the US-India tax treaty as the treaty rate of 25% is higher than the domestic rate. Any excess taxes withheld can be offset against capital gains tax liability during the year or claimed as a refund in the annual tax return.

Please note that the above description is based on current provisions of Indian law, and any change or modification made by subsequent legislation, regulation, or administrative or judicial decision could increase the Indian tax liability of a Fund and thus reduce the return to a Fund's shareholders. There can be no assurance that the Indian tax authorities and/or regulators will not take a position contrary to the views expressed herein. If the Indian tax authorities and/or regulators take a position contrary to the views expressed herein, adverse unpredictable consequences may follow.

The Funds are subject to accounting standards that establish a minimum threshold for recognizing, and a system for measuring, the benefits of a tax position taken or expected to be taken in a tax return. Taxable years ended 2017, 2018,
2019, and 2020 remain open to federal and state audit. As of March 31, 2021, management has evaluated the application of these standards to the Funds, and has determined that no provision for income tax is required in the Funds'
financial statements for uncertain tax positions.

Each Fund intends to utilize provisions of the federal income tax laws, which allow it to carry a realized capital loss forward indefinitely following the year of the loss and offset such loss against any future realized capital gains.
Each Fund is subject to certain limitations under U.S. tax rules on the use of capital loss carryforwards and net unrealized built-in losses. These limitations apply when there has been a 50% change in ownership. At September 30, 2020, for federal income tax purposes, each applicable Fund had a capital loss carryforward available that is shown in the table below, to the extent provided by regulations, to offset future capital gains. To the extent that these loss carryforwards are used to offset future capital gains, it is probable that the capital gains so offset will not be distributed to each applicable Fund's shareholders.


--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                      FIRST TRUST EXCHANGE-TRADED FUND II
                           MARCH 31, 2021 (UNAUDITED)


                                                                                 Non-Expiring Capital
                                                                                  Loss Carryforwards
                                                                                 ---------------------
First Trust STOXX(R) European Select Dividend Index Fund                             $  81,101,625
First Trust FTSE EPRA/NAREIT Developed Markets Real Estate Index Fund*                   1,691,617
First Trust Dow Jones Global Select Dividend Index Fund                                186,630,804
First Trust Global Wind Energy ETF                                                      52,994,765
First Trust Global Engineering and Construction ETF                                      8,168,805
First Trust NASDAQ(R) Clean Edge(R) Smart Grid Infrastructure Index Fund                   539,435
First Trust Indxx Global Natural Resources Income ETF                                   62,199,679
First Trust Indxx Global Agriculture ETF                                                19,483,636
First Trust BICK Index Fund                                                             29,890,192
First Trust Indxx NextG ETF                                                                224,785
First Trust NASDAQ Global Auto Index Fund                                                3,770,920
First Trust Cloud Computing ETF                                                         97,889,957
First Trust International Equity Opportunities ETF                                       7,618,211
First Trust Nasdaq Cybersecurity ETF                                                    45,776,590


      *     $75,097 of First Trust FTSE EPRA/NAREIT Developed Markets Real
            Estate Index Fund's non-expiring net capital losses is subject to loss limitation resulting from reorganization activity. This limitation generally reduces the utilization of these losses to a maximum of $38,346 per year.

During the taxable year ended September 30, 2020, the following Funds utilized non-expiring capital loss carryforwards in the following amounts:


                                                                                     Capital Loss
                                                                                 Carryforward Utilized
                                                                                 ---------------------
First Trust NASDAQ(R) Clean Edge(R) Smart Grid Infrastructure Index Fund             $     858,833
First Trust Indxx NextG ETF                                                              1,521,443
First Trust NASDAQ Global Auto Index Fund                                                  146,570


Certain losses realized during the current fiscal year may be deferred and treated as occurring on the first day of the following fiscal year for federal income tax purposes. For the fiscal year ended September 30, 2020, the following
Funds incurred and elected to defer late year ordinary or capital losses as follows:


                                                                      Qualified Late Year Losses
                                                              ------------------------------------------
                                                              Ordinary Losses             Capital Losses
                                                              ---------------             --------------
First Trust FTSE EPRA/NAREIT Developed Markets Real
   Estate Index Fund                                          $       251,577              $          --
First Trust BICK Index Fund                                            64,502                         --
First Trust Nasdaq Cybersecurity ETF                                   28,233                         --


I. EXPENSES

Expenses that are directly related to one of the Funds are charged directly to the respective Fund, except for First Trust Indxx Global Natural Resources
Income ETF, First Trust Indxx Global Agriculture ETF, First Trust BICK Index
Fund, First Trust Indxx NextG ETF, First Trust NASDAQ Global Auto Index Fund,
First Trust Cloud Computing ETF, First Trust International Equity Opportunities
ETF, and First Trust Nasdaq Cybersecurity ETF (the "Unitary Fee Funds"), for
which expenses other than excluded expenses (discussed in Note 3) are paid by the Advisor. General expenses of the Trust are allocated to all the Funds based upon the net assets of each Fund.

                                                                         Page 99


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NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                      FIRST TRUST EXCHANGE-TRADED FUND II
                           MARCH 31, 2021 (UNAUDITED)

First Trust has entered into licensing agreements with each of the following
"Licensors" for the respective Funds:


FUND                                                                            LICENSOR
First Trust STOXX(R) European Select Dividend Index Fund                        STOXX Limited
First Trust FTSE EPRA/NAREIT Developed Markets Real Estate Index Fund           FTSE International Limited
First Trust Dow Jones Global Select Dividend Index Fund                         S&P Dow Jones Indices LLC
First Trust Global Wind Energy ETF                                              Nasdaq, Inc.
First Trust Global Engineering and Construction ETF                             Nasdaq, Inc.
First Trust NASDAQ(R) Clean Edge(R) Smart Grid Infrastructure Index Fund        Nasdaq, Inc.
First Trust Indxx Global Natural Resources Income ETF                           Indxx, LLC
First Trust Indxx Global Agriculture ETF                                        Indxx, LLC
First Trust BICK Index Fund                                                     Nasdaq, Inc.
First Trust Indxx NextG ETF                                                     Indxx, LLC
First Trust NASDAQ Global Auto Index Fund                                       Nasdaq, Inc.
First Trust Cloud Computing ETF                                                 Nasdaq, Inc.
First Trust International Equity Opportunities ETF                              IPOX(R) Schuster LLC
First Trust Nasdaq Cybersecurity ETF                                            Nasdaq, Inc.


The respective license agreements allow for the use of each Fund's respective index and of certain trademarks and trade names of the respective Licensors. The
Funds are sub-licensees to the applicable license agreements. The Funds, except for the Unitary Fee Funds, are required to pay licensing fees, which are shown on the Statements of Operations. The licensing fees for the Unitary Fee Funds are paid by First Trust from the unitary investment advisory fees it receives from each of these Funds.

3. INVESTMENT ADVISORY FEE, AFFILIATED TRANSACTIONS AND OTHER FEE ARRANGEMENTS

First Trust, the investment advisor to the Funds, is a limited partnership with one limited partner, Grace Partners of DuPage L.P., and one general partner, The
Charger Corporation. The Charger Corporation is an Illinois corporation controlled by James A. Bowen, Chief Executive Officer of First Trust. First
Trust is responsible for the selection and ongoing monitoring of the securities in each Fund's portfolio, managing the Funds' business affairs and providing certain administrative services necessary for the management of the Funds.

For the following Unitary Fee Funds, First Trust is paid an annual unitary management fee at the specified rate of such Fund's average daily net assets and is responsible for the expenses of such Fund including the cost of transfer agency, custody, fund administration, legal, audit and other services, and excluding fee payments under the Investment Management Agreement, distribution and service fees payable pursuant to a Rule 12b-1 plan, if any, brokerage expense, acquired fund fees and expenses, taxes, interest, and extraordinary expenses.

                                                               % of Daily
                                                               Net Assets
                                                              ------------
First Trust Indxx Global Natural Resources Income ETF            0.70%
First Trust Indxx Global Agriculture ETF                         0.70%
First Trust BICK Index Fund                                      0.64%
First Trust Indxx NextG ETF                                      0.70%
First Trust NASDAQ Global Auto Index Fund                        0.70%
First Trust Cloud Computing ETF                                  0.60%
First Trust International Equity Opportunities ETF               0.70%
First Trust Nasdaq Cybersecurity ETF                             0.60%

For the First Trust STOXX(R) European Select Dividend Index Fund, First Trust
FTSE EPRA/NAREIT Developed Markets Real Estate Index Fund, First Trust Dow Jones
Global Select Dividend Index Fund, First Trust Global Wind Energy ETF, First
Trust Global Engineering and Construction ETF, and First Trust NASDAQ(R) Clean
Edge(R) Smart Grid Infrastructure Index Fund (such Funds, the "Expense Cap
Funds"), First Trust is paid an annual management fee of 0.40% of such Fund's average daily net assets.

For the Expense Cap Funds, the Trust and First Trust have entered into an
Expense Reimbursement, Fee Waiver and Recovery Agreement ("Recovery Agreement")
in which First Trust has agreed to waive fees and/or reimburse Fund expenses to the extent that the operating expenses of each such Fund (excluding interest expense, brokerage commissions and other trading expenses, acquired fund fees and expenses, taxes and extraordinary expenses) exceed the following amount as a percentage of average daily net assets per year (the "Expense Cap") at least through January 31, 2022.


--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                      FIRST TRUST EXCHANGE-TRADED FUND II
                           MARCH 31, 2021 (UNAUDITED)


                                                                                         Expense Cap
                                                                                        -------------
First Trust STOXX(R) European Select Dividend Index Fund                                    0.60%
First Trust FTSE EPRA/NAREIT Developed Markets Real Estate Index Fund                       0.60%
First Trust Dow Jones Global Select Dividend Index Fund                                     0.60%
First Trust Global Wind Energy ETF                                                          0.60%
First Trust Global Engineering and Construction ETF                                         0.70%
First Trust NASDAQ(R) Clean Edge(R) Smart Grid Infrastructure Index Fund                    0.70%


Expenses reimbursed and fees waived by First Trust under the Recovery Agreement are subject to recovery by First Trust for up to three years from the date the fee or expense was incurred, but no reimbursement payment will be made by a Fund if it results in the Fund exceeding (i) the applicable expense limitation in place for the most recent fiscal year for which such expense limitation was in place, (ii) the applicable expense limitation in place at the time the fees were waived, or (iii) the current expense limitation. These amounts would be included in "Expenses previously waived or reimbursed" on the Statements of Operations.

The advisory fee waivers and expense reimbursements for the six months ended
March 31, 2021 and the fees waived or expenses borne by First Trust subject to recovery from the applicable Fund for the periods indicated were as follows:


                                                                        Fees Waived or Expenses Borne by First Trust
                                                                                     Subject to Recovery
                                                                  ---------------------------------------------------------
                                           Advisory    Expense    Six Months     Year        Year     Six Months
                                             Fee        Reim-       Ended       Ended       Ended       Ended
                                           Waivers    bursements  9/30/2018   9/30/2019   9/30/2020   3/31/2021     Total
                                          ----------  ----------  ----------  ----------  ----------  ----------  ---------
First Trust FTSE EPRA/NAREIT
   Developed Markets Real Estate
   Index Fund                             $   41,616  $       --  $   66,837  $  140,904  $  114,648  $   41,616  $ 364,005
First Trust Global Wind Energy ETF            22,389          --      40,340      83,187      69,675      22,389    215,591
First Trust Global Engineering and
   Construction ETF                           14,696       9,112      20,005      57,523      55,317      23,808    156,653


During the six months ended March 31, 2021, First Trust recovered fees that were previously waived from First Trust NASDAQ(R) Clean Edge(R) Smart Grid
Infrastructure Index Fund of $63,759. As of March 31, 2021, the Fund did not
have any remaining fees previously waived or expenses reimbursed that were subject to recovery.

For the fiscal year ended September 30, 2020, the First Trust International
Equity Opportunities ETF received a payment from the Advisor of $806 in connection with a trade error.

The Trust has multiple service agreements with BNYM. Under the service agreements, BNYM performs custodial, fund accounting, certain administrative services, and transfer agency services for each Fund. As custodian, BNYM is responsible for custody of each Fund's assets. As fund accountant and administrator, BNYM is responsible for maintaining the books and records of each
Fund's securities and cash. As transfer agent, BNYM is responsible for maintaining shareholder records for each Fund. BNYM is a subsidiary of The Bank of New York Mellon Corporation, a financial holding company.

Each Trustee who is not an officer or employee of First Trust, any sub-advisor or any of their affiliates ("Independent Trustees") is paid a fixed annual retainer that is allocated equally among each fund in the First Trust Fund
Complex. Each Independent Trustee is also paid an annual per fund fee that varies based on whether the fund is a closed-end or other actively managed fund, a defined-outcome fund or is an index fund.

Additionally, the Lead Independent Trustee and the Chairmen of the Audit
Committee, Nominating and Governance Committee and Valuation Committee are paid annual fees to serve in such capacities, with such compensation allocated pro rata among each fund in the First Trust Fund Complex based on net assets.
Independent Trustees are reimbursed for travel and out-of-pocket expenses in connection with all meetings. The Lead Independent Trustee and Committee
Chairmen rotate every three years. The officers and "Interested" Trustee receive no compensation from the Trust for acting in such capacities.

                                                                        Page 101


--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                      FIRST TRUST EXCHANGE-TRADED FUND II
                           MARCH 31, 2021 (UNAUDITED)

                      4. PURCHASES AND SALES OF SECURITIES

For the six months ended March 31, 2021, the cost of purchases and proceeds from sales of investments for each Fund, excluding short-term investments and in-kind transactions, were as follows:


                                                                                   Purchases          Sales
                                                                                ----------------  --------------
First Trust STOXX(R) European Select Dividend Index Fund                        $     98,925,468  $   99,111,938
First Trust FTSE EPRA/NAREIT Developed Markets Real Estate Index Fund                  1,128,106         664,925
First Trust Dow Jones Global Select Dividend Index Fund                              167,981,593     147,486,557
First Trust Global Wind Energy ETF                                                   104,937,535      83,508,954
First Trust Global Engineering and Construction ETF                                      659,073         669,104
First Trust NASDAQ(R) Clean Edge(R) Smart Grid Infrastructure Index Fund              30,428,497      28,547,419
First Trust Indxx Global Natural Resources Income ETF                                  1,447,454       1,046,276
First Trust Indxx Global Agriculture ETF                                                 301,244         304,492
First Trust BICK Index Fund                                                           41,295,177      37,883,575
First Trust Indxx NextG ETF                                                          152,982,602      85,140,287
First Trust NASDAQ Global Auto Index Fund                                             17,127,470       8,865,993
First Trust Cloud Computing ETF                                                      916,764,755     886,513,997
First Trust International Equity Opportunities ETF                                   717,362,431     444,211,030
First Trust Nasdaq Cybersecurity ETF                                                 456,583,576     458,386,026


For the six months ended March 31, 2021, the cost of in-kind purchases and proceeds from in-kind sales for each Fund were as follows:


                                                                                   Purchases          Sales
                                                                                ----------------  --------------
First Trust STOXX(R) European Select Dividend Index Fund                        $     10,331,493  $   28,735,957
First Trust FTSE EPRA/NAREIT Developed Markets Real Estate Index Fund                         --       5,940,805
First Trust Dow Jones Global Select Dividend Index Fund                              109,974,058     161,803,772
First Trust Global Wind Energy ETF                                                   176,446,864      43,514,643
First Trust Global Engineering and Construction ETF                                           --              --
First Trust NASDAQ(R) Clean Edge(R) Smart Grid Infrastructure Index Fund             192,194,760      16,905,610
First Trust Indxx Global Natural Resources Income ETF                                 11,544,203              --
First Trust Indxx Global Agriculture ETF                                                      --              --
First Trust BICK Index Fund                                                            4,087,398       1,745,476
First Trust Indxx NextG ETF                                                          269,780,815      90,463,940
First Trust NASDAQ Global Auto Index Fund                                             32,428,751      14,453,207
First Trust Cloud Computing ETF                                                    1,388,980,997   1,568,147,964
First Trust International Equity Opportunities ETF                                   484,193,947      21,210,581
First Trust Nasdaq Cybersecurity ETF                                               1,097,374,930     240,697,238


                 5. CREATIONS, REDEMPTIONS AND TRANSACTION FEES

Each Fund generally issues and redeems its shares in primary market transactions through a creation and redemption mechanism and does not sell or redeem individual shares. Instead, financial entities known as "Authorized
Participants" have contractual arrangements with a Fund or one of the Fund's service providers to purchase and redeem Fund shares directly with the Fund in large blocks of shares known as "Creation Units." Prior to the start of trading on every business day, a Fund publishes through the National Securities Clearing
Corporation ("NSCC") the "basket" of securities, cash or other assets that it will accept in exchange for a Creation Unit of the Fund's shares. An Authorized
Participant that wishes to effectuate a creation of a Fund's shares deposits with the Fund the "basket" of securities, cash or other assets identified by the
Fund that day, and then receives the Creation Unit of the Fund's shares in return for those assets. After purchasing a Creation Unit, the Authorized
Participant may continue to hold the Fund's shares or sell them in the secondary market. The redemption process is the reverse of the purchase process: the
Authorized Participant redeems a Creation Unit of a Fund's shares for a basket of securities, cash or other assets. The combination of the creation and redemption process with secondary market trading in a Fund's shares and underlying securities provides arbitrage opportunities that are designed to help keep the market price of a Fund's shares at or close to the NAV per share of the
Fund.

Each Fund imposes fees in connection with the purchase of Creation Units. These fees may vary based upon various fact-based circumstances, including, but not limited to, the composition of the securities included in the Creation Unit or the countries in which the transactions are settled. The price for each Creation
Unit will equal the daily NAV per share of a Fund times the number of shares in a Creation Unit, plus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees, stamp taxes and part or all of the spread between the expected bid and offer side of the market related to the securities comprising the creation basket.


--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                      FIRST TRUST EXCHANGE-TRADED FUND II
                           MARCH 31, 2021 (UNAUDITED)

Each Fund also imposes fees in connection with the redemption of Creation Units.
These fees may vary based upon various fact-based circumstances, including, but not limited to, the composition of the securities included in the Creation Unit or the countries in which the transactions are settled. The price received for each Creation Unit will equal the daily NAV per share of a Fund times the number of shares in a Creation Unit, minus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees, stamp taxes and part or all of the spread between the expected bid and offer side of the market related to the securities comprising the redemption basket. Investors who use the services of a broker or other such intermediary in addition to an Authorized
Participant to effect a redemption of a Creation Unit may also be assessed an amount to cover the cost of such services. The redemption fee charged by a Fund will comply with Rule 22c-2 of the 1940 Act which limits redemption fees to no more than 2% of the value of the shares redeemed.

                              6. DISTRIBUTION PLAN

The Board of Trustees adopted a Distribution and Service Plan pursuant to Rule
12b-1 under the 1940 Act. In accordance with the Rule 12b-1 plan, the Funds are authorized to pay an amount up to 0.25% of their average daily net assets each year to reimburse First Trust Portfolios L.P. ("FTP"), the distributor of the
Funds, for amounts expended to finance activities primarily intended to result in the sale of Creation Units or the provision of investor services. FTP may also use this amount to compensate securities dealers or other persons that are
Authorized Participants for providing distribution assistance, including broker-dealer and shareholder support and educational and promotional services.

No 12b-1 fees are currently paid by the Funds, and pursuant to a contractual arrangement, no 12b-1 fees will be paid any time before January 31, 2022.

                               7. INDEMNIFICATION

The Trust, on behalf of the Funds, has a variety of indemnification obligations under contracts with its service providers. The Trust's maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

                              8. SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued, and has determined that there were the following subsequent events:

On May 14, 2021, First Trust announced that FFR will seek investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an index called the Alerian Disruptive Technology Real Estate Index
(the "New FFR Index"). The New FFR Index will be composed of securities issued by companies that own and lease real estate that support wired communication, wireless communication, data infrastructure, warehouses and fulfillment centers.
The New FFR Index includes operating companies and real estate investment trusts that are engaged in communications activities including the development and ownership of broadcast and mobile network towers, satellites, fiber-optic and other forms of data-transmitting cable, warehouses and fulfillment centers.
Additionally, the Fund's name is expected to change to First Trust Alerian
Disruptive Technology Real Estate ETF and its new ticker symbol is expected to be DTRE. The Fund's shares will continue to be listed for trading on the NYSE
Arca and S-Network Global Indexes Inc. will serve as the Fund's index provider.
These changes will be implemented as soon as practicable after the Fund's shareholders approve certain matters by proxy related to these changes, including the approval of a new investment advisory agreement between the Fund and First Trust, and a change in the Fund's diversification status under the
1940 Act.

On May 14, 2021, First Trust announced that FLM will seek investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the Alerian US NextGen Infrastructure Index
(the "New FLM Index"). The New FLM Index will be composed of securities issued by U.S. companies that build, operate and own infrastructure assets. The New FLM
Index includes companies domiciled and incorporated in the United States that are engaged in the construction, development, operation and maintenance of infrastructure. Additionally, the Fund's name is expected to change to First
Trust Alerian US NextGen Infrastructure ETF and its new ticker symbol is expected to be RBLD. The Fund's shares will continue to be listed for trading on the NYSE Arca and S-Network Global Indexes Inc. will serve as the Fund's index provider. These changes will be implemented as soon as practicable after the
Fund's shareholders approve certain matters by proxy related to these changes, including the approval of a new investment advisory agreement between the Fund and First Trust.

On or around July 27, 2021, CARZ will seek investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an index called the S-Network Electric & Future Vehicle Ecosystem Index (the "New
CARZ Index"). The New CARZ Index will be composed of approximately 100 securities issued by companies that are materially engaged in the development and sales of electric and autonomous vehicle technologies. Included in the New
CARZ Index are companies engaged in the manufacture of electric and autonomous vehicle manufacturing as well as the production of products, technologies and materials that enable the development of electric and autonomous vehicles.
Additionally, on or around July 27, 2021, the Fund's name is expected to change to First Trust S-Network Electric & Future Vehicle Ecosystem ETF. The Fund's
shares will continue to be listed for trading on Nasdaq and S-Network Global
Indexes Inc. will serve as the Fund's index provider.

                                                                        Page 103


--------------------------------------------------------------------------------
ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

                      FIRST TRUST EXCHANGE-TRADED FUND II
                           MARCH 31, 2021 (UNAUDITED)

                      PROXY VOTING POLICIES AND PROCEDURES

A description of the policies and procedures that the Trust uses to determine how to vote proxies and information on how each Fund voted proxies relating to its portfolio securities during the most recent 12-month period ended June 30 is available (1) without charge, upon request, by calling (800) 988-5891; (2) on each Fund's website at www.ftportfolios.com; and (3) on the Securities and
Exchange Commission's ("SEC") website at www.sec.gov.

                               PORTFOLIO HOLDINGS

Each Fund files portfolio holdings information for each month in a fiscal quarter within 60 days after the end of the relevant fiscal quarter on Form
N-PORT. Portfolio holdings information for the third month of each fiscal quarter will be publicly available on the SEC's website at www.sec.gov. Each
Fund's complete schedule of portfolio holdings for the second and fourth quarters of each fiscal year is included in the semi-annual and annual reports to shareholders, respectively, and is filed with the SEC on Form N-CSR. The semi-annual and annual report for each Fund is available to investors within 60 days after the period to which it relates. Each Fund's Forms N-PORT and Forms
N-CSR are available on the SEC's website listed above.

                              RISK CONSIDERATIONS

RISKS ARE INHERENT IN ALL INVESTING. CERTAIN GENERAL RISKS THAT MAY BE
APPLICABLE TO A FUND ARE IDENTIFIED BELOW, BUT NOT ALL OF THE MATERIAL RISKS
RELEVANT TO EACH FUND ARE INCLUDED IN THIS REPORT AND NOT ALL OF THE RISKS BELOW
APPLY TO EACH FUND. THE MATERIAL RISKS OF INVESTING IN EACH FUND ARE SPELLED OUT
IN ITS PROSPECTUS, STATEMENT OF ADDITIONAL INFORMATION AND OTHER REGULATORY
FILINGS. BEFORE INVESTING, YOU SHOULD CONSIDER EACH FUND'S INVESTMENT OBJECTIVE,
RISKS, CHARGES AND EXPENSES, AND READ EACH FUND'S PROSPECTUS AND STATEMENT OF
ADDITIONAL INFORMATION CAREFULLY. YOU CAN DOWNLOAD EACH FUND'S PROSPECTUS AT
WWW.FTPORTFOLIOS.COM OR CONTACT FIRST TRUST PORTFOLIOS L.P. AT (800) 621-1675 TO
REQUEST A PROSPECTUS, WHICH CONTAINS THIS AND OTHER INFORMATION ABOUT EACH FUND.

CONCENTRATION RISK. To the extent that a fund is able to invest a large percentage of its assets in a single asset class or the securities of issuers within the same country, state, region, industry or sector, an adverse economic, business or political development may affect the value of the fund's investments more than if the fund were more broadly diversified. A fund that tracks an index will be concentrated to the extent the fund's corresponding index is concentrated. A concentration makes a fund more susceptible to any single occurrence and may subject the fund to greater market risk than a fund that is not concentrated.

CREDIT RISK. Credit risk is the risk that an issuer of a security will be unable or unwilling to make dividend, interest and/or principal payments when due and the related risk that the value of a security may decline because of concerns about the issuer's ability to make such payments.

CYBER SECURITY RISK. The funds are susceptible to potential operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause a fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause a fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. In addition, cyber security breaches of a fund's third-party service providers, such as its administrator, transfer agent, custodian, or sub-advisor, as applicable, or issuers in which the fund invests, can also subject a fund to many of the same risks associated with direct cyber security breaches.

DERIVATIVES RISK. To the extent a fund uses derivative instruments such as futures contracts, options contracts and swaps, the fund may experience losses because of adverse movements in the price or value of the underlying asset, index or rate, which may be magnified by certain features of the derivative.
These risks are heightened when a fund's portfolio managers use derivatives to enhance the fund's return or as a substitute for a position or security, rather than solely to hedge (or offset) the risk of a position or security held by the fund.

EQUITY SECURITIES RISK. To the extent a fund invests in equity securities, the value of the fund's shares will fluctuate with changes in the value of the equity securities. Equity securities prices fluctuate for several reasons, including changes in investors' perceptions of the financial condition of an issuer or the general condition of the relevant stock market, such as market volatility, or when political or economic events affecting the issuers occur. In addition, common stock prices may be particularly sensitive to rising interest rates, as the cost of capital rises and borrowing costs increase. Equity securities may decline significantly in price over short or extended periods of time, and such declines may occur in the equity market as a whole, or they may occur in only a particular country, company, industry or sector of the market.

ETF RISK. The shares of an ETF trade like common stock and represent an interest in a portfolio of securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities, although lack of liquidity in an ETF could result in it being more volatile and ETFs have management fees that increase their costs. Shares of an ETF trade on an exchange at market prices rather than net asset value, which may cause the shares to trade at a price


--------------------------------------------------------------------------------
ADDITIONAL INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

                      FIRST TRUST EXCHANGE-TRADED FUND II
                           MARCH 31, 2021 (UNAUDITED)

greater than net asset value (premium) or less than net asset value (discount).
In times of market stress, decisions by market makers to reduce or step away from their role of providing a market for an ETF's shares, or decisions by an
ETF's authorized participants that they are unable or unwilling to proceed with creation and/or redemption orders of an ETF's shares, could result in shares of the ETF trading at a discount to net asset value and in greater than normal intraday bid-ask spreads.

FIXED INCOME SECURITIES RISK. To the extent a fund invests in fixed income securities, the fund will be subject to credit risk, income risk, interest rate risk, liquidity risk and prepayment risk. Income risk is the risk that income from a fund's fixed income investments could decline during periods of falling interest rates. Interest rate risk is the risk that the value of a fund's fixed income securities will decline because of rising interest rates. Liquidity risk is the risk that a security cannot be purchased or sold at the time desired, or cannot be purchased or sold without adversely affecting the price. Prepayment risk is the risk that the securities will be redeemed or prepaid by the issuer, resulting in lower interest payments received by the fund. In addition to these risks, high yield securities, or "junk" bonds, are subject to greater market fluctuations and risk of loss than securities with higher ratings, and the market for high yield securities is generally smaller and less liquid than that for investment grade securities.

INDEX CONSTITUENT RISK. Certain funds may be a constituent of one or more indices. As a result, such a fund may be included in one or more index-tracking exchange-traded funds or mutual funds. Being a component security of such a vehicle could greatly affect the trading activity involving a fund, the size of the fund and the market volatility of the fund. Inclusion in an index could significantly increase demand for the fund and removal from an index could result in outsized selling activity in a relatively short period of time. As a result, a fund's net asset value could be negatively impacted and the fund's market price may be significantly below its net asset value during certain periods.

INDEX PROVIDER RISK. To the extent a fund seeks to track an index, it is subject to Index Provider Risk. There is no assurance that the Index Provider will compile the Index accurately, or that the Index will be determined, maintained, constructed, reconstituted, rebalanced, composed, calculated or disseminated accurately. To correct any such error, the Index Provider may carry out an unscheduled rebalance or other modification of the Index constituents or weightings, which may increase the fund's costs. The Index Provider does not provide any representation or warranty in relation to the quality, accuracy or completeness of data in the Index, and it does not guarantee that the Index will be calculated in accordance with its stated methodology. Losses or costs associated with any Index Provider errors generally will be borne by the fund and its shareholders.

INVESTMENT COMPANIES RISK. To the extent a fund invests in the securities of other investment vehicles, the fund will incur additional fees and expenses that would not be present in a direct investment in those investment vehicles.
Furthermore, the fund's investment performance and risks are directly related to the investment performance and risks of the investment vehicles in which the fund invests.

LIBOR RISK. To the extent a fund invests in floating or variable rate obligations that use the London Interbank Offered Rate ("LIBOR") as a reference interest rate, it is subject to LIBOR Risk. The United Kingdom's Financial
Conduct Authority, which regulates LIBOR, will cease making LIBOR available as a reference rate over a phase-out period that will begin immediately after
December 31, 2021. The unavailability or replacement of LIBOR may affect the value, liquidity or return on certain fund investments and may result in costs incurred in connection with closing out positions and entering into new trades.
Any potential effects of the transition away from LIBOR on the fund or on certain instruments in which the fund invests can be difficult to ascertain, and they may vary depending on a variety of factors, and they could result in losses to the fund.

MANAGEMENT RISK. To the extent that a fund is actively managed, it is subject to management risk. In managing an actively-managed fund's investment portfolio, the fund's portfolio managers will apply investment techniques and risk analyses that may not have the desired result. There can be no guarantee that a fund will meet its investment objective.

MARKET RISK. Securities held by a fund, as well as shares of a fund itself, are subject to market fluctuations caused by factors such as general economic conditions, political events, regulatory or market developments, changes in interest rates and perceived trends in securities prices. Shares of a fund could decline in value or underperform other investments as a result of the risk of loss associated with these market fluctuations. In addition, local, regional or global events such as war, acts of terrorism, spread of infectious diseases or other public health issues, recessions, or other events could have a significant negative impact on a fund and its investments. Such events may affect certain geographic regions, countries, sectors and industries more significantly than others. The outbreak of the respiratory disease designated as COVID-19 in
December 2019 has caused significant volatility and declines in global financial markets, which have caused losses for investors. The COVID-19 pandemic may last for an extended period of time and will continue to impact the economy for the foreseeable future.

NON-U.S. SECURITIES RISK. To the extent a fund invests in non-U.S. securities, it is subject to additional risks not associated with securities of domestic issuers. Non-U.S. securities are subject to higher volatility than securities of domestic issuers due to: possible adverse political, social or economic developments; restrictions on foreign investment or exchange of securities; lack of liquidity; currency exchange rates; excessive taxation; government seizure of assets; different legal or accounting standards; and less government supervision and regulation of exchanges in foreign countries. Investments in non-U.S.

                                                                        Page 105


--------------------------------------------------------------------------------
ADDITIONAL INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

                      FIRST TRUST EXCHANGE-TRADED FUND II
                           MARCH 31, 2021 (UNAUDITED)

securities may involve higher costs than investments in U.S. securities, including higher transaction and custody costs, as well as additional taxes imposed by non-U.S. governments. These risks may be heightened for securities of companies located, or with significant operations, in emerging market countries.

OPERATIONAL RISK. Each fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of a fund's service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. Although the funds and the Advisor seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.

PASSIVE INVESTMENT RISK. To the extent a fund seeks to track an index, the fund will invest in the securities included in, or representative of, the index regardless of their investment merit. A fund generally will not attempt to take defensive positions in declining markets.

        NOT FDIC INSURED        NOT BANK GUARANTEED      MAY LOSE VALUE


                      This page intentionally left blank.


                      This page intentionally left blank.


FIRST TRUST

First Trust Exchange-Traded Fund II

INVESTMENT ADVISOR
First Trust Advisors L.P.
120 East Liberty Drive, Suite 400
Wheaton, IL 60187

ADMINISTRATOR, CUSTODIAN,
FUND ACCOUNTANT &
TRANSFER AGENT
The Bank of New York Mellon
240 Greenwich Street
New York, NY 10286

INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
Deloitte & Touche LLP
111 S. Wacker Drive
Chicago, IL  60606

LEGAL COUNSEL
Chapman and Cutler LLP
111 W. Monroe Street
Chicago, IL 60603


[BLANK BACK COVER]


FIRST TRUST

First Trust Exchange-Traded Fund II
--------------------------------------------------------------------------------
        Book 2

First Trust IPOX(R) Europe Equity Opportunities ETF (FPXE)

First Trust Dow Jones International Internet ETF (FDNI)

----------------------
  Semi-Annual Report
    March 31, 2021
----------------------


--------------------------------------------------------------------------------
TABLE OF CONTENTS
--------------------------------------------------------------------------------

                      FIRST TRUST EXCHANGE-TRADED FUND II
                               SEMI-ANNUAL REPORT
                                 MARCH 31, 2021


Shareholder Letter ......................................................................   2
Market Overview .........................................................................   3
Fund Performance Overview

Portfolio of Investments




--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                  CAUTION REGARDING FORWARD-LOOKING STATEMENTS

This report contains certain forward-looking statements within the meaning of the Securities Act of 1933, as amended, and the Securities Exchange Act of 1934, as amended. Forward-looking statements include statements regarding the goals, beliefs, plans or current expectations of First Trust Advisors L.P. ("First
Trust" or the "Advisor") and its representatives, taking into account the information currently available to them. Forward-looking statements include all statements that do not relate solely to current or historical fact. For example, forward-looking statements include the use of words such as "anticipate,"
"estimate," "intend," "expect," "believe," "plan," "may," "should," "would" or other words that convey uncertainty of future events or outcomes.

Forward-looking statements involve known and unknown risks, uncertainties and other factors that may cause the actual results, performance or achievements of any series of First Trust Exchange-Traded Fund II (the "Trust") described in this report (each such series is referred to as a "Fund" and collectively, as the "Funds") to be materially different from any future results, performance or achievements expressed or implied by the forward-looking statements. When evaluating the information included in this report, you are cautioned not to place undue reliance on these forward-looking statements, which reflect the judgment of the Advisor and its representatives only as of the date hereof. We undertake no obligation to publicly revise or update these forward-looking statements to reflect events and circumstances that arise after the date hereof.

                        PERFORMANCE AND RISK DISCLOSURE

There is no assurance that any Fund described in this report will achieve its investment objective. Each Fund is subject to market risk, which is the possibility that the market values of securities owned by the Fund will decline and that the value of the Fund's shares may therefore be less than what you paid for them. Accordingly, you can lose money by investing in a Fund. See "Risk
Considerations" in the Additional Information section of this report for a discussion of certain other risks of investing in the Funds.

Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit
www.ftportfolios.com or speak with your financial advisor. Investment returns, net asset value and share price will fluctuate and Fund shares, when sold, may be worth more or less than their original cost.

The Advisor may also periodically provide additional information on Fund performance on each Fund's webpage at www.ftportfolios.com.

                            HOW TO READ THIS REPORT

This report contains information that may help you evaluate your investment. It includes details about each Fund and presents data and analysis that provide insight into each Fund's performance and investment approach.

By reading the market overview by Robert F. Carey, Chief Market Strategist of the Advisor, you may obtain an understanding of how the market environment affected the performance of each Fund. The statistical information that follows may help you understand each Fund's performance compared to that of relevant market benchmarks.

It is important to keep in mind that the opinions expressed by personnel of the
Advisor are just that: informed opinions. They should not be considered to be promises or advice. The opinions, like the statistics, cover the period through the date on the cover of this report. The material risks of investing in each
Fund are spelled out in its prospectus, statement of additional information, and other Fund regulatory filings.

                                                                          Page 1


--------------------------------------------------------------------------------
SHAREHOLDER LETTER
--------------------------------------------------------------------------------

                      FIRST TRUST EXCHANGE-TRADED FUND II
                  SEMI-ANNUAL LETTER FROM THE CHAIRMAN AND CEO
                                 MARCH 31, 2021

Dear Shareholders,

First Trust is pleased to provide you with the semi-annual report for certain series of the First Trust Exchange-Traded Fund II (the "Funds"), which contains detailed information about the Funds for the six months ended March 31, 2021.

A year ago my message to shareholders was largely fixated on the growing spread of the coronavirus ("COVID-19") pandemic and what government leaders at the federal and state levels were doing, and contemplating, to help mitigate the potential fallout from shutting down such a huge chunk of the U.S. economy. Six months ago, I was able to share some specifics, such as fast-tracking the development of one or more vaccines to treat the virus. I disclosed the plan from the Federal Reserve (the "Fed") to keep short-term interest rates artificially low for a multi-year period, if necessary, to bring down the nation's unemployment rate and help nudge inflation above the Fed's 2.0% target.
That level of guidance and commitment has rarely, if ever, been offered up by the Fed, in our opinion. At that time, the Fed's aggressive response sent a message to investors that this challenge, like the 2008-2009 financial crisis, was a serious one that called for extraordinary measures. While we are still early on in 2021, it does appear that the Fed's monetary policy and the trillions of dollars of fiscal stimulus from the federal government are having a positive influence on the U.S. economy and the equities markets.

The global growth forecast from the International Monetary Fund ("IMF"), released in the first week of April 2021, sees real gross domestic product growth rising by 6.0% worldwide in 2021, a strong rebound from its -3.3%
projection for 2020. The IMF is calling for a 6.4% growth rate for the U.S. in
2021, up from its -3.5% estimate for 2020. If achieved, the 6.4% growth rate would be the highest for a calendar year since 1984, according to data from the
Bureau of Economic Analysis. As has been the case for many years, Emerging
Market and Developing Economies are expected to grow faster than advanced economies in 2021, albeit not by much. Their 2021 growth rate estimate is 6.7%, up from its -2.2% estimate for 2020.

For anyone looking for some confirmation that the U.S. economy is back on solid footing, look no further than the latest releases on the ISM Manufacturing Index and CEO confidence levels. The ISM Manufacturing Index jumped from a reading of
60.8 in February 2021 to 64.7 in March 2021, the highest mark since 1983, according to the Institute for Supply Management. A reading above 50 indicates that manufacturing is expanding and vice versa. The Conference Board reported that its first quarter survey of 2021, which tracks CEO confidence levels, hit its highest reading since the first quarter of 2004, when the measure stood at
74. The measure currently stands at 73. A reading above 50 points reflects more positive than negative responses. Eighty-two percent of those CEOs polled expect economic conditions to improve over the next six months, up from 63% in the prior survey.

With respect to the performance of the stock market, the S&P 500(R) Index (the
"Index") posted a total return of 56.35% for the 12-month period ended March 31,
2021, according to Bloomberg. It was up 19.07% for the six-month period ended
March 31, 2021, and up 6.17% in the first quarter of 2021. For comparative purposes, from 1926 through 2020, the Index posted an average annual total return of 10.28%, according to Morningstar/Ibbotson Associates. I doubt that anyone was forecasting such outsized returns over the past year, which is why I embrace a buy and hold approach to investing and encourage all of you to stay the course.

Investors funneled record amounts of capital into exchange-traded funds ("ETFs")
and related exchange-traded products ("ETPs"), particularly equity funds, in the first quarter of 2021. ETFGI, an independent research and consultancy firm, reported that total assets invested in ETFs/ETPs listed in the U.S. stood at an all-time high of $5.91 trillion as of March 31, 2021, according to its own release. In March, net inflows to ETFs/ETPs listed in the U.S. totaled a record high $98.26 billion, pushing year-to-date net inflows to a record high $252.24 billion. Equity and fixed-income funds have garnered the most capital so far this year. Equity ETFs/ETPs took in a net $184.53 billion in the first quarter, up from $28.03 billion in the first quarter of 2020. Fixed-income ETFs/ETPs took in a net $32.09 billion in the first quarter, up from $10.78 billion a year ago.

Thank you for giving First Trust the opportunity to play a role in your financial future. We value our relationship with you and will report on the
Funds again in six months.

Sincerely,

/s/ James A. Bowen

James A. Bowen
Chairman of the Board of Trustees
Chief Executive Officer of First Trust Advisors L.P.


--------------------------------------------------------------------------------
MARKET OVERVIEW
--------------------------------------------------------------------------------

                      FIRST TRUST EXCHANGE-TRADED FUND II
                               SEMI-ANNUAL REPORT
                                 MARCH 31, 2021

ROBERT F. CAREY, CFA
SENIOR VICE PRESIDENT AND CHIEF MARKET STRATEGIST
FIRST TRUST ADVISORS L.P.

Mr. Carey is responsible for the overall management of research and analysis of the First Trust product line. Mr. Carey has more than 30 years of experience as an Equity and Fixed-Income Analyst and is a recipient of the Chartered Financial
Analyst ("CFA") designation. He is a graduate of the University of Illinois at
Champaign-Urbana with a B.S. in Physics. He is also a member of the Investment
Analysts Society of Chicago and the CFA Institute. Mr. Carey has appeared as a guest on such programs as Bloomberg TV, CNBC, and WBBM Radio, and has been quoted by several publications, including The Wall Street Journal, The Wall
Street Reporter, Bloomberg News Service and Registered Rep.

STATE OF THE GLOBAL ECONOMY

On February 17, 2021, data provided by the Institute of International Finance indicated that the coronavirus ("COVID-19") pandemic had driven global debt higher by $24 trillion, according to Reuters. Considering that the virus is still not contained around the world by any stretch, we anticipate the potential need for additional capital to be raised to help prop up struggling economies.
The $24 trillion capital increase pushed the value of total global debt outstanding to a record $281 trillion. As a result, worldwide debt-to-gross domestic product stood above 355% in mid-February 2021. While opinions may vary, on a country level, the World Bank believes that a ratio above 77% for an extended period can negatively impact economic growth. For now, the extended debt levels do not seem to be a major hurdle for investors, but that could change in the future if not addressed, in our opinion.

The climate of artificially low interest rates and slowly rising bond yields continues to help fuel demand for equities. While quite a bit of attention is being garnered by the spike in the yield on the benchmark 10-Year Treasury Note
("T-Note"), the Federal Reserve (the "Fed") is not fazed by it. The yield on the
10-Year T-Note rose by 82 basis points to 1.74% in the first quarter of 2021, according to Bloomberg. Its all-time closing low was 0.51% on August 4, 2020. At
1.74%, the yield on the 10-Year T-Note is too low to compete with the historical return on stocks, in our opinion. On March 24, 2021, Fed Chairman Jerome Powell commented that he is not concerned about the rise in bond yields because he believes it reflects growing optimism about the economy's prospects, according to The Wall Street Journal. Powell believes that COVID-19 is still the biggest risk for the U.S. economy.

Data from Refinitiv indicates that global mergers and acquisitions ("M&A") deal value (announcements) totaled $1.3 trillion in the first quarter of 2021, up 94%
from the first quarter of 2020, according to Axios. That is an all-time high for the first quarter of a calendar year and the second-most for any quarter on record. The U.S. accounted for 50% of that total. Cross-border M&A hit an all-time first quarter high of $458 billion in 2021. Strong M&A activity reflects growing confidence in the current global economic recovery.

GLOBAL EQUITIES MARKETS

The S&P 500(R), S&P MidCap 400(R) and S&P SmallCap 600(R) Indices posted total returns of 19.07%, 41.13% and 55.26%, respectively, over the past six months.
All 11 sectors that comprise the S&P 500(R) Index were up on a total return basis. The top-performing sector was Energy, up 67.19%, while the worst result by far came from the Consumer Staples sector, up 7.57%. With respect to foreign equities, the MSCI World ex USA and the MSCI Emerging Markets Indices posted total returns of 20.53% (USD) and 22.43% (USD), respectively, according to
Bloomberg, for the same period. Over the same period, the U.S. dollar declined by 0.70% against a basket of major currencies, as measured by the U.S. Dollar
Index (DXY). The drop in the relative value of the dollar had little influence on the performance of the two foreign stock indices, in our opinion.

There are other signs that investors have a growing appetite for equities in the current climate. Data from Renaissance Capital shows that a total of 101 equity initial public offerings (market caps above $50 million) have been priced in the
U.S. this year (through April 1, 2021), up 288.5% from the same period in 2020, according to its own release. The 101 companies raised a combined $39.2 billion, up 463.9% from the same period a year ago.

Over the past 12 months, investors favored sector funds over core equity funds and passive funds over active funds. Investors liquidated an estimated net
$156.61 billion from U.S. Equity mutual funds and exchange-traded funds ("ETFs")
for the 12-month period ended March 31, 2021, compared to estimated net inflows totaling $125.70 billion for Sector Equity mutual funds and ETFs, according to
Morningstar. International Equity mutual funds and ETFs endured estimated net outflows totaling $16.33 billion over the same period. Investors continue to favor passive over active funds. Passive U.S. Equity funds and ETFs reported estimated net inflows totaling $43.87 billion in the period, compared to estimated net outflows totaling $200.48 billion for Active U.S. Equity mutual funds and ETFs. Passive Sector Equity mutual funds and ETFs reported estimated net inflows totaling $107.82 billion in the period, compared to estimated net inflows totaling $17.88 billion for Active Sector Equity mutual funds and ETFs.
Passive International Equity mutual funds and ETFs reported estimated net inflows totaling $54.64 billion for the same period, compared to estimated net outflows totaling $70.97 billion for Active International Equity mutual funds and ETFs.

                                                                          Page 3


--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED)
--------------------------------------------------------------------------------

FIRST TRUST IPOX(R) EUROPE EQUITY OPPORTUNITIES ETF (FPXE)

The First Trust IPOX(R) Europe Equity Opportunities ETF (the "Fund") seeks investment results that correspond generally to the price and yield (before the
Fund's fees and expenses) of an equity index called the IPOX(R)-100 Europe Index
(the "Index"). The shares of the Fund are listed and trade on The Nasdaq Stock
Market LLC under the ticker symbol "FPXE." The Fund will normally invest at least 90% of its net assets (including investment borrowings) in the common stocks and depositary receipts that comprise the Index. The Index is owned, developed, maintained and sponsored by IPOX(R) Schuster LLC. The Index seeks to measure the performance of the equity securities of the 100 largest and typically most liquid initial public offerings ("IPOs") (including spin-offs and equity carve-outs) of companies that are economically tied to Europe.


-------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
-------------------------------------------------------------------------------------------------------------------------
                                                                                   AVERAGE ANNUAL         CUMULATIVE
                                                                                    TOTAL RETURNS        TOTAL RETURNS
                                                   6 Months Ended  1 Year Ended  Inception (10/4/18)  Inception (10/4/18)
                                                      3/31/21        3/31/21         to 3/31/21           to 3/31/21
FUND PERFORMANCE
NAV                                                    13.49%         53.92%           16.93%               47.55%
Market Price                                           13.10%         53.52%           17.07%               47.80%

INDEX PERFORMANCE
IPOX(R)-100 Europe Index                               13.97%         55.28%           18.38%               52.17%
MSCI Europe Index                                      20.33%         44.95%            7.77%               20.46%
-------------------------------------------------------------------------------------------------------------------------


(See Notes to Fund Performance Overview on page 8.)

-----------------------------
IPOX(R) and the Index are registered international trademarks of IPOX(R)
Schuster LLC ("IPOX") and have been licensed for use by First Trust. The Fund is not sponsored, endorsed, sold or promoted by IPOX, and IPOX makes no representation regarding the advisability of trading in such Fund.


--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST IPOX(R) EUROPE EQUITY OPPORTUNITIES ETF (FPXE) (CONTINUED)

-----------------------------------------------------------
                                          % OF TOTAL
SECTOR CLASSIFICATION                LONG-TERM INVESTMENTS
-----------------------------------------------------------
Consumer Discretionary                       29.61%
Information Technology                       23.01
Industrials                                  16.85
Health Care                                  11.47
Financials                                   10.91
Consumer Staples                              3.63
Communication Services                        2.38
Utilities                                     1.03
Materials                                     0.63
Real Estate                                   0.28
Energy                                        0.20
                                            ------
     Total                                  100.00%
                                            ======

-----------------------------------------------------------
                                          % OF TOTAL
TOP TEN HOLDINGS                     LONG-TERM INVESTMENTS
-----------------------------------------------------------
Prosus N.V.                                   7.97%
Siemens Healthineers AG                       5.70
Adyen N.V.                                    4.99
DSV PANALPINA A/S                             3.31
Telefonaktiebolaget LM Ericsson, ADR          3.23
AXA S.A.                                      3.17
Evolution Gaming Group AB                     3.06
Danone S.A.                                   2.88
Dassault Systemes SE                          2.77
NXP Semiconductors N.V.                       2.73
                                            ------
     Total                                   39.81%
                                            ======


                  PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                       OCTOBER 4, 2018 - MARCH 31, 2021

           First Trust IPOX(R) Europe     IPOX(R)-100      MSCI Europe
           Equity Opportunities ETF       Europe Index     Index
           --------------------------     ------------     -----------
10/4/18    $10,000                        $10,000          $10,000
3/31/19      9,715                          9,769            9,836
9/30/19     10,132                         10,255           10,091
3/31/20      9,587                          9,800            8,311
9/30/20     13,003                         13,352           10,011
3/31/21     14,757                         15,217           12,046


Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS

Information showing the number of days the market price of the Fund's shares was greater (at a premium) and less (at a discount) than the Fund's net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter) is available at
https://www.ftportfolios.com/Retail/etf/home.aspx.

                                                                          Page 5


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FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST DOW JONES INTERNATIONAL INTERNET ETF (FDNI)

The First Trust Dow Jones International Internet ETF (the "Fund") seeks investment results that correspond generally to the price and yield (before the
Fund's fees and expenses) of an equity index called the Dow Jones International
Internet Index (the "Index"). The shares of the Fund are listed and trade on The
Nasdaq Stock Market LLC under the ticker symbol "FDNI." The Fund will normally invest at least 90% of its net assets (including investment borrowings) in the common stocks and depositary receipts that comprise the Index. The Index is developed, maintained and sponsored by S&P Dow Jones Indices LLC and is designed to measure the performance of securities of non-US issuers whose primary business focus is Internet-related.


-------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
-------------------------------------------------------------------------------------------------------------------------
                                                                                   AVERAGE ANNUAL         CUMULATIVE
                                                                                    TOTAL RETURNS        TOTAL RETURNS
                                                   6 Months Ended  1 Year Ended  Inception (11/5/18)  Inception (11/5/18)
                                                      3/31/21        3/31/21         to 3/31/21           to 3/31/21
FUND PERFORMANCE
NAV                                                    14.80%         98.69%           42.95%               135.74%
Market Price                                           15.37%         98.17%           43.32%               137.22%

INDEX PERFORMANCE
Dow Jones International Internet Index                 15.67%        100.20%           44.12%               140.42%
MSCI ACWI ex-USA Information
   Technology Index                                    29.03%         82.27%           33.62%               100.51%
MSCI ACWI ex-USA Index                                 21.10%         49.41%           12.26%                31.99%
-------------------------------------------------------------------------------------------------------------------------


(See Notes to Fund Performance Overview on page 8.)

-----------------------------
The Index is a product of S&P Dow Jones Indices LLC or its affiliates ("SPDJI")
and has been licensed for use by First Trust. Standard & Poor's(R) and S&P(R)
are registered trademarks of Standard & Poor's Financial Services LLC ("S&P");
Dow Jones(R) is a registered trademark of Dow Jones Trademark Holdings LLC ("Dow
Jones"); and these trademarks have been licensed for use by SPDJI and sublicensed for certain purposes by First Trust. The Fund is not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, or their respective affiliates and none of such parties make any representation regarding the advisability of investing in such product nor do they have any liability for any errors, omissions, or interruptions of the Index.


--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST DOW JONES INTERNATIONAL INTERNET ETF (FDNI) (CONTINUED)

-----------------------------------------------------------
                                          % OF TOTAL
SECTOR CLASSIFICATION                LONG-TERM INVESTMENTS
-----------------------------------------------------------
Consumer Discretionary                       45.24%
Communication Services                       34.21
Information Technology                       18.19
Health Care                                   2.36
                                            ------
     Total                                  100.00%
                                            ======

-----------------------------------------------------------
                                          % OF TOTAL
TOP TEN HOLDINGS                     LONG-TERM INVESTMENTS
-----------------------------------------------------------
Alibaba Group Holding Ltd., ADR              10.11%
Meituan, Class B                              9.81
Tencent Holdings Ltd.                         9.67
Shopify, Inc., Class A                        8.05
Naspers Ltd., Class N                         6.77
JD.com, Inc., ADR                             4.65
Sea Ltd., ADR                                 4.62
Adyen N.V.                                    4.40
Baidu, Inc., ADR                              3.85
NAVER Corp.                                   3.13
                                            ------
     Total                                   65.06%
                                            ======


                                        PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                                             NOVEMBER 5, 2018 - MARCH 31, 2021

            First Trust Dow Jones         Dow Jones International    MSCI ACWI ex-USA                 MSCI ACWI
            International Internet ETF    Internet Index             Information Technology Index     ex-USA Index
            --------------------------    -----------------------    -----------------------------    ------------
11/5/18     $10,000                       $10,000                    $10,000                          $10,000
3/31/19      11,275                        11,318                     10,863                           10,463
9/30/19      10,907                        10,977                     11,546                           10,581
3/31/20      11,865                        12,008                     11,000                            8,834
9/30/20      20,535                        20,785                     15,539                           10,899
3/31/21      23,574                        24,042                     20,050                           13,199


Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS

Information showing the number of days the market price of the Fund's shares was greater (at a premium) and less (at a discount) than the Fund's net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter) is available at
https://www.ftportfolios.com/Retail/etf/home.aspx.

                                                                          Page 7


--------------------------------------------------------------------------------
NOTES TO FUND PERFORMANCE OVERVIEW (UNAUDITED)
--------------------------------------------------------------------------------

Total returns for the periods since inception are calculated from the inception date of each Fund. "Average Annual Total Returns" represent the average annual change in value of an investment over the periods indicated. "Cumulative Total
Returns" represent the total change in value of an investment over the periods indicated.

Each Fund's per share net asset value ("NAV") is the value of one share of the
Fund and is computed by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of outstanding shares. The price used to calculate market return ("Market Price") is determined by using the midpoint of the national best bid and offer price ("NBBO") as of the time that the Fund's NAV is calculated. Under SEC rules, the NBBO consists of the highest displayed buy and lowest sell prices among the various exchanges trading the Fund at the time the Fund's NAV is calculated. Prior to January 1,
2019, the price used was the midpoint between the highest bid and the lowest offer on the stock exchange on which shares of the Fund were listed for trading as of the time that the Fund's NAV was calculated. Since shares of each Fund did not trade in the secondary market until after the Fund's inception, for the period from inception to the first day of secondary market trading in shares of the Fund, the NAV of each Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that all distributions have been reinvested in each Fund at NAV and Market Price, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike each Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by each Fund. These expenses negatively impact the performance of each Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The total returns presented reflect the reinvestment of dividends on securities in the indices. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. The investment return and principal value of shares of each
Fund will vary with changes in market conditions. Shares of each Fund may be worth more or less than their original cost when they are redeemed or sold in the market. Each Fund's past performance is no guarantee of future performance.


FIRST TRUST EXCHANGE-TRADED FUND II

UNDERSTANDING YOUR FUND EXPENSES
MARCH 31, 2021 (UNAUDITED)

As a shareholder of First Trust IPOX(R) Europe Equity Opportunities ETF or First
Trust Dow Jones International Internet ETF (each a "Fund" and collectively, the
"Funds"), you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, if any, and other Fund expenses. This Example is intended to help you understand your ongoing costs (in U.S. dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held through the six-month period ended March 31, 2021.

ACTUAL EXPENSES

The first line in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Six-Month
Period" to estimate the expenses you paid on your account during this six-month period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the following table provides information about hypothetical account values and hypothetical expenses based on each Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as brokerage commissions. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.


------------------------------------------------------------------------------------------------------------------------
                                                                                          ANNUALIZED
                                                                                         EXPENSE RATIO     EXPENSES PAID
                                                     BEGINNING            ENDING         BASED ON THE       DURING THE
                                                   ACCOUNT VALUE      ACCOUNT VALUE        SIX-MONTH         SIX-MONTH
                                                  OCTOBER 1, 2020     MARCH 31, 2021        PERIOD          PERIOD (a)
------------------------------------------------------------------------------------------------------------------------
FIRST TRUST IPOX(R) EUROPE EQUITY OPPORTUNITIES ETF (FPXE)
Actual                                               $1,000.00          $1,134.90            0.70%             $3.73
Hypothetical (5% return before expenses)             $1,000.00          $1,021.44            0.70%             $3.53

FIRST TRUST DOW JONES INTERNATIONAL INTERNET ETF (FDNI)
Actual                                               $1,000.00          $1,148.00            0.65%             $3.48
Hypothetical (5% return before expenses)             $1,000.00          $1,021.69            0.65%             $3.28


(a)   Expenses are equal to the annualized expense ratio as indicated in the table multiplied by the average account value over the period (October 1,
      2020 through March 31, 2021), multiplied by 182/365 (to reflect the six-month period).

                                                                          Page 9


FIRST TRUST IPOX(R) EUROPE EQUITY OPPORTUNITIES ETF (FPXE)

PORTFOLIO OF INVESTMENTS
MARCH 31, 2021 (UNAUDITED)

SHARES       DESCRIPTION                                VALUE
-------------------------------------------------------------
             COMMON STOCKS (a) -- 99.9%
             AUSTRIA -- 0.4%
         488 BAWAG Group AG (b) (c)            $       25,203
                                               --------------
             BERMUDA -- 0.1%
         172 GAN Ltd. (d)                               3,130
                                               --------------
             CAYMAN ISLANDS -- 1.8%
       1,942 Farfetch Ltd., Class A (d)               102,965
                                               --------------
             CYPRUS -- 1.4%
       1,368 HeadHunter Group PLC, ADR                 46,402
         570 Ozon Holdings PLC, ADR (d)                31,960
                                               --------------
                                                       78,362
                                               --------------
             DENMARK -- 5.3%
         184 Ascendis Pharma A/S, ADR (d)              23,714
         257 Better Collective A/S (d)                  6,297
         944 DSV PANALPINA A/S                        185,206
         411 Netcompany Group A/S (b) (c)              39,135
       2,189 Scandinavian Tobacco Group
                A/S (b) (c)                            41,998
                                               --------------
                                                      296,350
                                               --------------
             FINLAND -- 0.7%
       1,402 Terveystalo OYJ (b) (c)                   19,467
         806 Tokmanni Group Corp.                      18,904
                                               --------------
                                                       38,371
                                               --------------
             FRANCE -- 10.8%
       6,619 AXA S.A.                                 177,636
       2,349 Danone S.A.                              161,149
         726 Dassault Systemes SE                     155,292
       2,091 La Francaise des Jeux
                SAEM (b) (c)                           95,069
         248 Maisons du Monde S.A. (b) (c) (d)          5,491
         133 Talend S.A., ADR (d)                       8,464
                                               --------------
                                                      603,101
                                               --------------
             GERMANY -- 18.1%
         988 BioNTech SE, ADR (d) (e)                 107,880
       1,091 Delivery Hero SE (b) (c) (d)             141,376
         547 DWS Group GmbH & Co.
                KGaA (b) (c)                           23,654
         952 HelloFresh SE (d)                         71,004
         491 Jumia Technologies AG, ADR (d)            17,411
         662 Knorr-Bremse AG                           82,617
       3,977 Siemens Energy AG (d)                    142,760
       5,884 Siemens Healthineers AG (b) (c)          318,789
         550 TeamViewer AG (b) (c) (d)                 23,497
       1,711 Traton SE                                 46,149
       1,002 Uniper SE                                 36,286
                                               --------------
                                                    1,011,423
                                               --------------
             IRELAND -- 1.5%
         515 Adient PLC (d)                            22,763
       2,301 nVent Electric PLC                        64,221
                                               --------------
                                                       86,984
                                               --------------

SHARES       DESCRIPTION                                VALUE
-------------------------------------------------------------
             ISRAEL -- 2.9%
         172 Fiverr International Ltd. (d)     $       37,355
         209 Inmode Ltd. (d)                           15,125
         370 Kornit Digital Ltd. (d)                   36,675
         252 Nano-X Imaging Ltd. (d)                   10,445
         228 Wix.com Ltd. (d)                          63,662
                                               --------------
                                                      163,262
                                               --------------
             ITALY -- 2.8%
       3,322 Italgas S.p.A.                            21,563
       6,873 Nexi S.p.A. (b) (c) (d)                  119,932
       2,737 Pirelli & C S.p.A. (b) (c) (d)            16,055
                                               --------------
                                                      157,550
                                               --------------
             JERSEY -- 3.2%
         739 Aptiv PLC (d)                            101,908
       1,127 Wizz Air Holdings PLC (b) (c) (d)         74,919
                                               --------------
                                                      176,827
                                               --------------
             LUXEMBOURG -- 1.4%
       2,926 Global Fashion Group S.A. (d)             38,397
         192 Globant S.A. (d)                          39,861
                                               --------------
                                                       78,258
                                               --------------
             NETHERLANDS -- 19.0%
         125 Adyen N.V. (b) (c) (d)                   279,030
         211 Argenx SE, ADR (d)                        58,107
         306 CureVac N.V. (d) (e)                      27,987
         468 IMCD N.V.                                 65,036
         236 MYT Netherlands Parent BV,
                ADR (d)                                 6,670
         758 NXP Semiconductors N.V.                  152,616
       4,010 Prosus N.V.                              445,801
         147 Shop Apotheke Europe
                N.V. (b) (c) (d)                       32,064
                                               --------------
                                                    1,067,311
                                               --------------
             NORWAY -- 1.2%
       6,382 Elkem ASA (b) (c)                         27,757
       1,372 Europris ASA (b) (c)                       8,213
       1,222 Kahoot! ASA (f)                           13,687
       1,112 Pexip Holding ASA (d)                     12,441
         787 Volue AS (d)                               4,784
                                               --------------
                                                       66,882
                                               --------------
             SPAIN -- 0.1%
       6,492 Unicaja Banco S.A. (b) (c) (d)             6,528
                                               --------------
             SWEDEN -- 17.0%
         434 AcadeMedia AB (b) (c)                      4,070
         389 Ambea AB (b) (c) (d)                       3,229
       1,673 Bravida Holding AB (b) (c)                23,045
         433 CELLINK AB, Class B (d)                   18,617
         547 Cibus Nordic Real Estate AB               10,272
       2,027 Embracer Group AB (d)                     55,749
       3,290 EQT AB                                   108,305
       1,162 Evolution Gaming Group
                AB (b) (c)                            171,104
         427 Instalco AB (c)                           15,621
         746 Lifco AB, Class B                         69,360

Page 10                 See Notes to Financial Statements


FIRST TRUST IPOX(R) EUROPE EQUITY OPPORTUNITIES ETF (FPXE)

PORTFOLIO OF INVESTMENTS (CONTINUED)
MARCH 31, 2021 (UNAUDITED)

SHARES       DESCRIPTION                                VALUE
-------------------------------------------------------------
             COMMON STOCKS (a) (CONTINUED)
             SWEDEN (CONTINUED)
       1,238 Medicover AB, Class B (d)         $       26,508
         430 MIPS AB (c)                               30,773
       2,737 Nordnet AB publ (d)                       44,188
       2,189 Resurs Holding AB (b) (c) (d)             11,971
         578 Sinch AB (b) (c) (d)                     101,656
       1,889 Tele2 AB, Class B                         25,480
      13,688 Telefonaktiebolaget LM Ericsson,
                ADR                                   180,545
       1,145 Thule Group AB (b) (c) (d)                49,715
                                               --------------
                                                      950,208
                                               --------------
             SWITZERLAND -- 3.3%
         659 Dufry AG (d)                              44,875
       2,170 Softwareone Holding AG                    56,021
         274 Stadler Rail AG                           13,057
         246 VAT Group AG (b) (c)                      68,921
                                               --------------
                                                      182,874
                                               --------------
             UNITED KINGDOM -- 6.7%
         620 Abcam PLC, ADR (d)                        11,916
      25,714 Airtel Africa PLC (b) (c)                 28,112
       1,123 AJ Bell PLC                                6,495
       2,509 Biffa PLC (b) (c) (d)                      9,201
       7,514 Cineworld Group PLC (d)                    9,994
       3,406 Civitas Social Housing PLC (c)             5,062
         451 Endava PLC, ADR (d)                       38,195
         969 Energean PLC (d)                          11,352
       1,532 Finablr PLC (b) (d) (g) (h) (i)                0
       1,879 Forterra PLC (b) (c) (d)                   7,434
       5,689 Just Group PLC (d)                         7,929
      14,231 M&G PLC                                   40,690
         937 Moonpig Group PLC (d)                      5,485
      41,495 Natwest Group PLC                        112,265
       2,258 Network International Holdings
                PLC (b) (c) (d)                        12,875
       7,576 Ninety One PLC                            24,941
       4,843 Quilter PLC (b) (c)                       10,673
       3,947 Trainline PLC (b) (c) (d)                 24,976
       3,938 Virgin Money UK PLC (d)                   10,263
                                               --------------
                                                      377,858
                                               --------------
             UNITED STATES -- 0.7%
       1,528 Veoneer, Inc. (d)                         37,405
                                               --------------
             VIRGIN ISLANDS -- 1.5%
       1,240 Capri Holdings Ltd. (d)                   63,240
       2,326 Fix Price Group Ltd., GDR (c) (d)         22,702
                                               --------------
                                                       85,942
                                               --------------
             TOTAL COMMON STOCKS -- 99.9%           5,596,794
             (Cost $5,149,465)                 --------------

SHARES       DESCRIPTION                                VALUE
-------------------------------------------------------------
             MONEY MARKET FUNDS -- 1.8%
     103,580 Goldman Sachs Financial Square
                Treasury Obligations Fund -
                Institutional Class -
                0.02% (j) (k)                  $      103,580
             (Cost $103,580)                   --------------

             TOTAL INVESTMENTS -- 101.7%            5,700,374
             (Cost $5,253,045) (l)
             NET OTHER ASSETS AND
                LIABILITIES -- (1.7)%                 (97,884)
                                               --------------
             NET ASSETS -- 100.0%              $    5,602,490
                                               ==============

(a)   Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund's underlying index. For a breakdown of the portfolio securities by sector, please see the Fund Performance Overview.

(b)   This security is exempt from registration upon resale under Rule 144A of the Securities Act of 1933, as amend(the "1933 Act") and may be resold in transactions exempt from registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it trades freely without any additional registration. As such, it does not require the additional disclosure required of restricted securities.

(c)   This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the 1933 Act.

(d)   Non-income producing security.

(e)   All or a portion of this security is on loan (see Note 2E - Securities
      Lending in the Notes to Financial Statements). The remaining contractual maturity of all of the securities lending transactions is overnight and continuous. The aggregate value of such securities is $104,443 and the total value of the collateral held by the Fund is $103,580.

(f)   Non-income producing security which makes payment-in-kind ("PIK")
      distributions. There were no in-kind distributions received for the six months ended March 31, 2021.

(g)   This security is fair valued by the Advisor's Pricing Committee in accordance with procedures adopted by the Trust's Board of Trustees, and in accordance with provisions of the Investment Company Act of 1940, as amended. At March 31, 2021, securities noted as such are valued at $0 or
      0.0% of net assets.

(h)   Pursuant to procedures adopted by the Trust's Board of Trustees, this security has been determined to be illiquid by First Trust Advisors, L.P., the Fund's advisor.

(i)   This security's value was determined using significant unobservable inputs
      (see Note 2A - Portfolio Valuation in the Notes to Financial Statements).

(j)   Rate shown reflects yield as of March 31, 2021.

(k)   This security serves as collateral for securities on loan.

                        See Notes to Financial Statements                Page 11


FIRST TRUST IPOX(R) EUROPE EQUITY OPPORTUNITIES ETF (FPXE)

PORTFOLIO OF INVESTMENTS (CONTINUED)
MARCH 31, 2021 (UNAUDITED)

(l)   Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of March 31, 2021, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $504,519 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $57,190. The net unrealized appreciation was
      $447,329.

ADR   - American Depositary Receipt

GDR   - Global Depositary Receipt

-----------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of March 31,
2021 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial
Statements):

                                                 LEVEL 2       LEVEL 3
                      TOTAL        LEVEL 1     SIGNIFICANT   SIGNIFICANT
                     VALUE AT       QUOTED      OBSERVABLE   UNOBSERVABLE
                    3/31/2021       PRICES        INPUTS        INPUTS
                   ------------------------------------------------------
Common Stocks:
   United Kingdom  $    377,858  $    377,858  $         --  $         --**
   Other Country
      Categories*     5,218,936     5,218,936            --            --
Money Market
   Funds                103,580       103,580            --            --
                   ------------------------------------------------------
Total Investments  $  5,700,374  $  5,700,374  $         --  $         --**
                   ======================================================

*  See Portfolio of Investments for country breakout.
** Investment is valued at $0.

Level 3 Common Stocks are fair valued by the Advisor's Pricing Committee and are footnoted in the Portfolio of Investments. Level 3 Common Stocks values are based on unobservable and non-quantitative inputs.

---------------------------------
OFFSETTING ASSETS AND LIABILITIES
-------------------------------------------------------------
Offsetting assets and liabilities requires entities to disclose both gross and net information about instruments and transactions eligible for offset, and to disclose instruments and transactions subject to master netting or similar agreements (see Note 2C - Offsetting on the Statements of Assets and Liabilities
in the Notes to Financial Statements).

The Fund's loaned securities were all subject to an enforceable Securities
Lending Agency Agreement. Securities lent in accordance with the Securities
Lending Agency Agreement on a gross basis were as follows:

SECURITIES LENDING AGENCY AGREEMENT
-------------------------------------------------------------
Total gross amount presented on the
   Statements of Assets and Liabilities(1)     $      104,443
Non-cash Collateral(2)                               (103,580)
                                               --------------
Net Amount                                     $          863
                                               ==============

(1)   The amount presented on the Statements of Assets and Liabilities, which is included in "Investments, at value," is not offset and is shown on a gross basis.

(2)   The collateral requirements are determined at the beginning of each business day based on the market value of the loaned securities from the end of the prior day. On March 31, 2021, the last business day of the period, there was sufficient collateral based on the end of day market value from the prior business day; however, as a result of market movement from March 30 to March 31, the value of the related securities loaned was above the collateral value received. See Note 2E - Securities Lending in the Notes to Financial Statements.

                                                 % OF TOTAL
CURRENCY EXPOSURE DIVERSIFICATION               INVESTMENTS
-------------------------------------------------------------
Euro                                                45.0%
United States Dollar                                25.2
Swedish Krona                                       13.6
British Pound Sterling                               7.1
Danish Krone                                         4.7
Swiss Franc                                          3.2
Norwegian Krone                                      1.2
                                                   ------
     Total                                         100.0%
                                                   ======

Page 12                 See Notes to Financial Statements


FIRST TRUST DOW JONES INTERNATIONAL INTERNET ETF (FDNI)

PORTFOLIO OF INVESTMENTS
MARCH 31, 2021 (UNAUDITED)

SHARES       DESCRIPTION                                VALUE
-------------------------------------------------------------
             COMMON STOCKS (a) -- 99.2%
             AUSTRALIA -- 1.2%
      18,551 Afterpay Ltd. (b)                 $    1,430,176
                                               --------------
             CANADA -- 8.0%
       8,914 Shopify, Inc., Class A (b)             9,841,291
                                               --------------
             CAYMAN ISLANDS -- 53.0%
      54,495 Alibaba Group Holding Ltd.,
                ADR (b)                            12,355,651
      21,632 Baidu, Inc., ADR (b)                   4,706,042
      12,326 Bilibili, Inc., ADR (b)                1,319,622
      16,797 Farfetch Ltd., Class A (b)               890,577
       8,954 GSX Techedu, Inc., ADR (b)               303,361
      67,404 JD.com, Inc., ADR (b)                  5,684,179
     312,628 Meituan, Class B (b) (c) (d)          11,991,828
      31,799 NetEase, Inc., ADR                     3,283,565
      14,207 Pagseguro Digital Ltd.,
                Class A (b)                           657,784
      27,733 Pinduoduo, Inc., ADR (b)               3,712,894
      45,520 Ping An Healthcare and
                Technology Co.,
                Ltd. (b) (c) (d)                      570,896
      25,283 Sea Ltd., ADR (b)                      5,643,924
     150,543 Tencent Holdings Ltd.                 11,812,458
      36,232 Trip.com Group Ltd., ADR (b)           1,435,874
      30,674 Vipshop Holdings Ltd., ADR (b)           915,926
                                               --------------
                                                   65,284,581
                                               --------------
             GERMANY -- 3.3%
      12,426 Delivery Hero SE (b) (c) (d)           1,610,208
       8,385 Scout24 AG (c) (d)                       636,203
      12,603 TeamViewer AG (b) (c) (d)                538,420
      13,163 Zalando SE (b) (c) (d)                 1,291,093
                                               --------------
                                                    4,075,924
                                               --------------
             ISLE OF MAN -- 0.8%
      46,432 Entain PLC (b)                           971,694
                                               --------------
             ISRAEL -- 1.0%
       4,414 Wix.com Ltd. (b)                       1,232,477
                                               --------------
             JAPAN -- 4.3%
      33,872 M3, Inc.                               2,316,052
      35,982 Nexon Co., Ltd.                        1,166,632
      64,873 Rakuten, Inc.                            772,793
     210,476 Z Holdings Corp.                       1,046,630
                                               --------------
                                                    5,302,107
                                               --------------
             LUXEMBOURG -- 2.0%
       9,357 Spotify Technology S.A. (b)            2,507,208
                                               --------------
             NETHERLANDS -- 8.7%
       2,408 Adyen N.V. (b) (c) (d)                 5,375,240
      33,513 Prosus N.V.                            3,725,719
      25,269 Yandex N.V., Class A (b)               1,618,732
                                               --------------
                                                   10,719,691
                                               --------------
             NEW ZEALAND -- 0.8%
       9,546 Xero Ltd. (b)                            917,426
                                               --------------

SHARES       DESCRIPTION                                VALUE
-------------------------------------------------------------
             SOUTH AFRICA -- 6.7%
      34,553 Naspers Ltd., Class N             $    8,267,695
                                               --------------
             SOUTH KOREA -- 5.6%
       4,784 Kakao Corp.                            2,105,087
      11,470 NAVER Corp.                            3,820,800
       1,271 NCSoft Corp.                             980,413
                                               --------------
                                                    6,906,300
                                               --------------
             UNITED KINGDOM -- 3.8%
      10,554 Atlassian Corp. PLC, Class A (b)       2,224,361
      76,882 Auto Trader Group PLC (b) (c) (d)        587,609
      48,122 Ocado Group PLC (b)                    1,350,046
      70,327 Rightmove PLC (b)                        564,462
                                               --------------
                                                    4,726,478
                                               --------------
             TOTAL INVESTMENTS -- 99.2%           122,183,048
             (Cost $114,558,538) (e)
             NET OTHER ASSETS AND
                LIABILITIES -- 0.8%                   984,269
                                               --------------
             NET ASSETS -- 100.0%              $  123,167,317
                                               ==============

(a)   Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund's underlying index. For a breakdown of the portfolio securities by sector, please see the Fund Performance Overview.

(b)   Non-income producing security.

(c)   This security is exempt from registration upon resale under Rule 144A of the Securities Act of 1933, as amended (the "1933 Act") and may be resold in transactions exempt from registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it trades freely without any additional registration. As such, it does not require the additional disclosure required of restricted securities.

(d)   This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the 1933 Act.

(e)   Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of March 31, 2021, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $10,314,628 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $2,690,118. The net unrealized appreciation was
      $7,624,510.

ADR   - American Depositary Receipt

                        See Notes to Financial Statements                Page 13


FIRST TRUST DOW JONES INTERNATIONAL INTERNET ETF (FDNI)

PORTFOLIO OF INVESTMENTS (CONTINUED)
MARCH 31, 2021 (UNAUDITED)

-----------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of March 31,
2021 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial
Statements):

                                   LEVEL 2       LEVEL 3
                     LEVEL 1     SIGNIFICANT   SIGNIFICANT
                      QUOTED      OBSERVABLE   UNOBSERVABLE
                      PRICES        INPUTS        INPUTS
                   ----------------------------------------
Common Stocks*     $122,183,048  $         --  $         --
                   ========================================

* See Portfolio of Investments for country breakout.

                                                 % OF TOTAL
CURRENCY EXPOSURE DIVERSIFICATION               INVESTMENTS
-------------------------------------------------------------
United States Dollar                                39.7%
Hong Kong Dollar                                    19.9
Euro                                                10.8
Canadian Dollar                                      8.1
South African Rand                                   6.8
South Korean Won                                     5.7
Japanese Yen                                         4.3
British Pound Sterling                               2.8
Australian Dollar                                    1.9
                                                   ------
     Total                                         100.0%
                                                   ======

Page 14                 See Notes to Financial Statements


FIRST TRUST EXCHANGE-TRADED FUND II

STATEMENTS OF ASSETS AND LIABILITIES
MARCH 31, 2021 (UNAUDITED)


                                                                              FIRST TRUST                 FIRST TRUST
                                                                             IPOX(R) EUROPE                DOW JONES
                                                                                 EQUITY                  INTERNATIONAL
                                                                           OPPORTUNITIES ETF              INTERNET ETF
                                                                                 (FPXE)                      (FDNI)
                                                                         ----------------------      ----------------------
ASSETS:
Investments, at value .................................................     $      5,700,374            $    122,183,048
Receivables:
   Investment securities sold .........................................              215,369                   1,034,715
   Dividends ..........................................................                5,114                      21,632
   Reclaims ...........................................................                3,831                          --
   Securities lending income ..........................................                   61                          --
                                                                            ----------------            ----------------
   Total Assets .......................................................            5,924,749                 123,239,395
                                                                            ----------------            ----------------
LIABILITIES:
Due to custodian ......................................................              126,411                       1,903
Due to custodian foreign currency .....................................               59,611                          --
Payables:
   Collateral for securities on loan ..................................              103,580                          --
   Investment securities purchased ....................................               29,214                          --
   Investment advisory fees ...........................................                3,443                      70,175
                                                                            ----------------            ----------------
   Total Liabilities ..................................................              322,259                      72,078
                                                                            ----------------            ----------------
NET ASSETS ............................................................     $      5,602,490            $    123,167,317
                                                                            ================            ================

NET ASSETS CONSIST OF:
Paid-in capital .......................................................     $      5,201,690            $    112,569,972
Par value .............................................................                2,000                      27,500
Accumulated distributable earnings (loss) .............................              398,800                  10,569,845
                                                                            ----------------            ----------------
NET ASSETS ............................................................     $      5,602,490            $    123,167,317
                                                                            ================            ================
NET ASSET VALUE, per share ............................................     $          28.01            $          44.79
                                                                            ================            ================
Number of shares outstanding (unlimited number of shares
   authorized, par value $0.01 per share) .............................              200,002                   2,750,002
                                                                            ================            ================
Investments, at cost ..................................................     $      5,253,045            $    114,558,538
                                                                            ================            ================
Foreign currency, at cost (proceeds) ..................................     $        (59,601)           $             --
                                                                            ================            ================
Securities on loan, at value ..........................................     $        104,443            $             --
                                                                            ================            ================


                        See Notes to Financial Statements                Page 15


FIRST TRUST EXCHANGE-TRADED FUND II

STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED MARCH 31, 2021 (UNAUDITED)


                                                                                FIRST TRUST                 FIRST TRUST
                                                                               IPOX(R) EUROPE                  DOW JONES
                                                                                  EQUITY                   INTERNATIONAL
                                                                             OPPORTUNITIES ETF             INTERNET ETF
                                                                                  (FPXE)                      (FDNI)
                                                                         ----------------------      ----------------------
INVESTMENT INCOME:
Dividends..............................................................     $         13,672            $         49,771
Securities lending income (net of fees)................................                1,562                          --
Foreign withholding tax................................................               (1,633)                     (4,909)
                                                                            ----------------            ----------------
   Total investment income.............................................               13,601                      44,862
                                                                            ----------------            ----------------

EXPENSES:
Investment advisory fees...............................................               12,825                     309,218
                                                                            ----------------            ----------------
   Total expenses......................................................               12,825                     309,218
                                                                            ----------------            ----------------
NET INVESTMENT INCOME (LOSS)...........................................                  776                    (264,356)
                                                                            ----------------            ----------------

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
   Investments.........................................................              (89,820)                 (1,090,339)
   In-kind redemptions.................................................              287,410                   4,901,736
   Foreign currency transactions.......................................                 (305)                    (14,603)
                                                                            ----------------            ----------------
Net realized gain (loss)...............................................              197,285                   3,796,794
                                                                            ----------------            ----------------
Net change in unrealized appreciation (depreciation) on:
   Investments.........................................................              (98,074)                    817,918
   Foreign currency translations.......................................                 (111)                       (277)
                                                                            ----------------            ----------------
Net change in unrealized appreciation (depreciation)...................              (98,185)                    817,641
NET REALIZED AND UNREALIZED GAIN (LOSS)................................               99,100                   4,614,435
                                                                            ----------------            ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS.....................................................     $         99,876            $      4,350,079
                                                                            ================            ================


Page 16                 See Notes to Financial Statements


FIRST TRUST EXCHANGE-TRADED FUND II

STATEMENTS OF CHANGES IN NET ASSETS


                                                                    FIRST TRUST                           FIRST TRUST
                                                               IPOX(R) EUROPE EQUITY                DOW JONES INTERNATIONAL
                                                                 OPPORTUNITIES ETF                        INTERNET ETF
                                                                       (FPXE)                                (FDNI)
                                                        ------------------------------------  ------------------------------------
                                                        SIX MONTHS ENDED                      SIX MONTHS ENDED
                                                            3/31/2021         YEAR ENDED          3/31/2021         YEAR ENDED
                                                           (UNAUDITED)         9/30/2020         (UNAUDITED)         9/30/2020
                                                        -----------------  -----------------  -----------------  -----------------
OPERATIONS:
Net investment income (loss)...........................  $           776    $        14,604    $      (264,356)   $       (68,610)
Net realized gain (loss)...............................          197,285             81,940          3,796,794            506,589
Net change in unrealized appreciation (depreciation)...          (98,185)           373,968            817,641          6,929,710
                                                         ---------------    ---------------    ---------------    ---------------
Net increase (decrease) in net assets resulting
   from operations.....................................           99,876            470,512          4,350,079          7,367,689
                                                         ---------------    ---------------    ---------------    ---------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment operations..................................          (23,321)           (23,081)          (145,080)           (61,741)
                                                         ---------------    ---------------    ---------------    ---------------

SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold..............................        4,462,634          1,085,057         79,766,527         39,002,716
Cost of shares redeemed................................       (1,424,855)        (1,010,545)        (9,654,241)        (1,662,339)
                                                         ---------------    ---------------    ---------------    ---------------
Net increase (decrease) in net assets resulting
   from shareholder transactions.......................        3,037,779             74,512         70,112,286         37,340,377
                                                         ---------------    ---------------    ---------------    ---------------
Total increase (decrease) in net assets................        3,114,334            521,943         74,317,285         44,646,325

NET ASSETS:
Beginning of period....................................        2,488,156          1,966,213         48,850,032          4,203,707
                                                         ---------------    ---------------    ---------------    ---------------
End of period..........................................  $     5,602,490    $     2,488,156    $   123,167,317    $    48,850,032
                                                         ===============    ===============    ===============    ===============

CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period................          100,002            100,002          1,250,002            200,002
Shares sold............................................          150,000             50,000          1,700,000          1,100,000
Shares redeemed........................................          (50,000)           (50,000)          (200,000)           (50,000)
                                                         ---------------    ---------------    ---------------    ---------------
Shares outstanding, end of period......................          200,002            100,002          2,750,002          1,250,002
                                                         ===============    ===============    ===============    ===============


                        See Notes to Financial Statements                Page 17


FIRST TRUST EXCHANGE-TRADED FUND II

FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

FIRST TRUST IPOX(R) EUROPE EQUITY OPPORTUNITIES ETF (FPXE)


                                         SIX MONTHS ENDED
                                            3/31/2021        YEAR ENDED       PERIOD ENDED
                                           (UNAUDITED)        9/30/2020      9/30/2019 (a)
                                         ----------------  ---------------  ----------------
Net asset value, beginning of period        $    24.88       $     19.66       $    19.70
                                            ----------       -----------       ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                      0.01 (b)          0.22             0.33
Net realized and unrealized gain (loss)           3.35              5.30            (0.06)
                                            ----------       -----------       ----------
Total from investment operations                  3.36              5.52             0.27
                                            ----------       -----------       ----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                            (0.23)            (0.30)           (0.31)
                                            ----------       -----------       ----------
Net asset value, end of period              $    28.01       $     24.88       $    19.66
                                            ==========       ===========       ==========
TOTAL RETURN (c)                                 13.49%            28.33%            1.32%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)        $    5,602       $     2,488       $    1,966

RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net
   assets                                         0.70% (d)         0.70%            0.70% (d)
Ratio of net investment income (loss) to
   average net assets                             0.04% (d)         0.74%            1.77% (d)
Portfolio turnover rate (e)                         61%               63%              67%


FIRST TRUST DOW JONES INTERNATIONAL INTERNET ETF (FDNI)


                                         SIX MONTHS ENDED
                                            3/31/2021        YEAR ENDED       PERIOD ENDED
                                           (UNAUDITED)        9/30/2020      9/30/2019 (a)
                                         ----------------  ---------------  ----------------
Net asset value, beginning of period        $    39.08       $     21.02       $    19.69
                                            ----------       -----------       ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                     (0.13) (b)        (0.03)            0.75
Net realized and unrealized gain (loss)           5.91             18.40             1.04
                                            ----------       -----------       ----------
Total from investment operations                  5.78             18.37             1.79
                                            ----------       -----------       ----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                            (0.07)            (0.31)           (0.46)
                                            ----------       -----------       ----------
Net asset value, end of period              $    44.79       $     39.08       $    21.02
                                            ==========       ===========       ==========
TOTAL RETURN (c)                                 14.80%            88.27%            9.07%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)        $  123,167       $    48,850       $    4,204

RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net
   assets                                         0.65% (d)         0.65%            0.65% (d)
Ratio of net investment income (loss) to
   average net assets                            (0.56)% (d)       (0.50)%           4.42% (d)
Portfolio turnover rate (e)                         10%               23%              61%


(a)   Inception dates for FPXE and FDNI are October 4, 2018 and November 5,
      2018, respectively, which are consistent with the respective Fund's commencement of investment operations and are the dates the initial creation units were established.

(b)   Based on average shares outstanding.

(c)   Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(d)   Annualized.

(e)   Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

Page 18                 See Notes to Financial Statements


--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

                      FIRST TRUST EXCHANGE-TRADED FUND II
                           MARCH 31, 2021 (UNAUDITED)

                                1. ORGANIZATION

First Trust Exchange-Traded Fund II (the "Trust") is an open-end management investment company organized as a Massachusetts business trust on July 6, 2006, and is registered with the Securities and Exchange Commission under the
Investment Company Act of 1940, as amended (the "1940 Act").

The Trust currently consists of sixteen exchange-traded funds. This report covers the two funds (each a "Fund" and collectively, the "Funds") listed below.
The shares of each Fund are listed and traded on The Nasdaq Stock Market LLC
("Nasdaq").

    First Trust IPOX(R) Europe Equity Opportunities ETF - (ticker "FPXE")
    First Trust Dow Jones International Internet ETF - (ticker "FDNI")

Each Fund represents a separate series of shares of beneficial interest in the
Trust. Unlike conventional mutual funds, each Fund issues and redeems shares on a continuous basis, at net asset value ("NAV"), only in large blocks of shares known as "Creation Units." The investment objective of each Fund is to seek investment results that correspond generally to the price and yield (before the
Fund's fees and expenses) of the following indices:


FUND                                                                            INDEX
First Trust IPOX(R) Europe Equity Opportunities ETF                             IPOX(R)-100 Europe Index
First Trust Dow Jones International Internet ETF                                Dow Jones International Internet Index


                       2. SIGNIFICANT ACCOUNTING POLICIES

The Funds are each considered an investment company and follow accounting and reporting guidance under Financial Accounting Standards Board Accounting
Standards Codification Topic 946, "Financial Services-Investment Companies." The
following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America ("U.S. GAAP") requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

A. PORTFOLIO VALUATION

Each Fund's NAV is determined daily as of the close of regular trading on the
New York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the
NAV is determined as of that time. Foreign securities are priced using data reflecting the earlier closing of the principal markets for those securities.
Each Fund's NAV is calculated by dividing the value of all assets of each Fund
(including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.

Each Fund's investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by the Pricing Committee of the Funds'
investment advisor, First Trust Advisors L.P. ("First Trust" or the "Advisor"),
in accordance with valuation procedures adopted by the Trust's Board of
Trustees, and in accordance with provisions of the 1940 Act. Investments valued by the Advisor's Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. Each Fund's investments are valued as follows:

      Common stocks and other equity securities listed on any national or foreign exchange (excluding Nasdaq and the London Stock Exchange
      Alternative Investment Market ("AIM")) are valued at the last sale price on the exchange on which they are principally traded or, for Nasdaq and
      AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the securities exchange representing the principal market for such securities.

      Securities trading on foreign exchanges or over-the-counter markets that close prior to the NYSE close may be valued using a systematic fair valuation model provided by a third-party pricing service. If these foreign securities meet certain criteria in relation to the valuation model, their valuation is systematically adjusted to reflect the impact of movement in the U.S. market after the close of the foreign markets.

      Shares of open-end funds are valued at fair value which is based on NAV per share.

      Securities traded in an over-the-counter market are fair valued at the mean of their most recent bid and asked price, if available, and otherwise at their closing bid price.

                                                                         Page 19


--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                      FIRST TRUST EXCHANGE-TRADED FUND II
                           MARCH 31, 2021 (UNAUDITED)

Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Trust's Board of Trustees or its delegate, the Advisor's Pricing Committee, at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of
1933, as amended) for which a third-party pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of a Fund's NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the third-party pricing service, does not reflect the security's fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:

      1)    the type of security;

      2)    the size of the holding;

      3)    the initial cost of the security;

      4)    transactions in comparable securities;

      5)    price quotes from dealers and/or third-party pricing services;

      6)    relationships among various securities;

      7)    information obtained by contacting the issuer, analysts, or the appropriate stock exchange;

      8)    an analysis of the issuer's financial statements; and

      9)    the existence of merger proposals or tender offers that might affect the value of the security.

If the securities in question are foreign securities, the following additional information may be considered:

      1)    the value of similar foreign securities traded on other foreign markets;

      2)    ADR trading of similar securities;

      3)    closed-end fund or exchange-traded fund trading of similar securities;

      4)    foreign currency exchange activity;

      5)    the trading prices of financial products that are tied to baskets of foreign securities;

      6)    factors relating to the event that precipitated the pricing problem;

      7)    whether the event is likely to recur; and

      8)    whether the effects of the event are isolated or whether they affect entire markets, countries or regions.

In addition, differences between the prices used to calculate a Fund's NAV and the prices used by such Fund's corresponding index could result in a difference between a Fund's performance and the performance of its underlying index.

Because foreign markets may be open on different days than the days during which investors may transact in the shares of a Fund, the value of the Fund's securities may change on the days when investors are not able to transact in the shares of the Fund. The value of securities denominated in foreign currencies is converted into U.S. dollars using exchange rates determined daily as of the close of regular trading on the NYSE. Any use of a different rate from the rates used by a relevant index may adversely affect the Fund's ability to track the index.

The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

      o     Level 1 - Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

      o     Level 2 - Level 2 inputs are observable inputs, either directly or indirectly, and include the following:

            o     Quoted prices for similar investments in active markets.

            o     Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little
                  information is released publicly.

            o     Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves
                  observable at commonly quoted intervals, volatilities,
                  prepayment speeds, loss severities, credit risks, and default rates).

            o     Inputs that are derived principally from or corroborated by observable market data by correlation or other means.

      o     Level 3 - Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the investment.

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value each Fund's investments as of March 31, 2021, is included with each Fund's Portfolio of Investments.


--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                      FIRST TRUST EXCHANGE-TRADED FUND II
                           MARCH 31, 2021 (UNAUDITED)

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis.
Dividend income is recorded on the ex-dividend date. Interest income, if any, is recorded on the accrual basis.

Withholding taxes and tax reclaims on foreign dividends have been provided for in accordance with each Fund's understanding of the applicable country's tax rules and rates.

C. OFFSETTING ON THE STATEMENTS OF ASSETS AND LIABILITIES

Offsetting assets and liabilities requires entities to disclose both gross and net information about instruments and transactions eligible for offset on the
Statements of Assets and Liabilities, and disclose instruments and transactions subject to master netting or similar agreements. These disclosure requirements are intended to help investors and other financial statement users better assess the effect or potential effect of offsetting arrangements on a Fund's financial position. The transactions subject to offsetting disclosures are derivative instruments, repurchase agreements and reverse repurchase agreements, and securities borrowing and securities lending transactions.

This disclosure, if applicable, is included within each Fund's Portfolio of
Investments under the heading "Offsetting Assets and Liabilities." For financial reporting purposes, the Funds do not offset financial assets and financial liabilities that are subject to master netting arrangements ("MNAs") or similar agreements on the Statements of Assets and Liabilities. MNAs provide the right, in the event of default (including bankruptcy and insolvency), for the non-defaulting counterparty to liquidate the collateral and calculate the net exposure to the defaulting party or request additional collateral.

D. FOREIGN CURRENCY

The books and records of the Funds are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into
U.S. dollars at the exchange rates prevailing at the end of the period.
Purchases and sales of investments and items of income and expense are translated on the respective dates of such transactions. Unrealized gains and losses on assets and liabilities, other than investments in securities, which result from changes in foreign currency exchange rates have been included in
"Net change in unrealized appreciation (depreciation) on foreign currency translation" on the Statements of Operations. Unrealized gains and losses on investments in securities which result from changes in foreign exchange rates are included with fluctuations arising from changes in market price and are shown in "Net change in unrealized appreciation (depreciation) on investments"
on the Statements of Operations. Net realized foreign currency gains and losses include the effect of changes in exchange rates between trade date and settlement date on investment security transactions, foreign currency transactions and interest and dividends received and are included in "Net realized gain (loss) on foreign currency transactions" on the Statements of
Operations. The portion of foreign currency gains and losses related to fluctuations in exchange rates between the initial purchase settlement date and subsequent sale trade date is included in "Net realized gain (loss) on investments" on the Statements of Operations.

E. SECURITIES LENDING

The Funds may lend securities representing up to 33 1/3% of the value of their total assets to broker-dealers, banks and other institutions to generate additional income. When a Fund loans its portfolio securities, it will receive, at the inception of each loan, collateral equal to at least 102% (for domestic securities) or 105% (for international securities) of the market value of the loaned securities. The collateral amount is valued at the beginning of each business day and is compared to the market value of the loaned securities from the prior business day to determine if additional collateral is required. If additional collateral is required, a request is sent to the borrower. Securities lending involves the risk that the Fund may lose money because the borrower of the Fund's loaned securities fails to return the securities in a timely manner or at all. The Fund could also lose money in the event of (i) a decline in the value of the collateral provided for the loaned securities, (ii) a decline in the value of any investments made with cash collateral or (iii) an increase in the value of the loaned securities if the borrower does not increase the collateral accordingly and the borrower fails to return the securities. These events could also trigger adverse tax consequences for the Funds.

Under the Funds' Securities Lending Agency Agreement, the securities lending agent will generally bear the risk that a borrower may default on its obligation to return loaned securities. Brown Brothers Harriman & Co. ("BBH") acts as each
Funds' securities lending agent and is responsible for executing the lending of the portfolio securities to creditworthy borrower. The Funds, however, will be responsible for the risks associated with the investment of cash collateral. A
Fund may lose money on its investment of cash collateral, which may affect its ability to repay the collateral to the borrower without the use of other Fund assets. Each Fund that engages in securities lending receives compensation (net of any rebate and securities lending agent fees) for lending its securities.
Compensation can be in the form of fees received from the securities lending agent or dividends or interest earned from the investment of cash collateral.
The fees received from the securities lending agent are accrued daily. The dividend and interest earned on the securities loaned is accounted for in the same manner as other dividend and interest income. At March 31, 2021, only FPXE had securities in the securities lending program.

In the event of a default by a borrower with respect to any loan, BBH will exercise any and all remedies provided under the applicable borrower agreement to make the Funds whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting broker against the purchase cost of the replacement securities. If, despite such efforts by BBH

                                                                         Page 21


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NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                      FIRST TRUST EXCHANGE-TRADED FUND II
                           MARCH 31, 2021 (UNAUDITED)

to exercise these remedies, a Fund sustains losses as a result of a borrower's default, BBH will indemnify the Fund by purchasing replacement securities at its own expense, or paying the Fund an amount equal to the market value of the replacement securities, subject to certain limitations which are set forth in detail in the Securities Lending Agency Agreement between the Trust on behalf of the Funds and BBH.

F. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS

Dividends from net investment income of each Fund, if any, are declared and paid quarterly, or as the Board of Trustees may determine from time to time.
Distributions of net realized gains earned by each Fund, if any, are distributed at least annually.

Distributions from net investment income and realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These permanent differences are primarily due to the varying treatment of income and gain/loss on significantly modified portfolio securities held by the Funds and have no impact on net assets or NAV per share. Temporary differences, which arise from recognizing certain items of income, expense and gain/loss in different periods for financial statement and tax purposes, will reverse at some time in the future.

The tax character of distributions paid by each Fund during the fiscal year ended September 30, 2020 was as follows:


                                                                                Distributions   Distributions   Distributions
                                                                                  paid from       paid from       paid from
                                                                                  Ordinary         Capital        Return of
                                                                                   Income           Gains          Capital
                                                                                -------------   -------------   -------------
First Trust IPOX(R) Europe Equity Opportunities ETF                             $      23,081   $          --   $          --
First Trust Dow Jones International Internet ETF                                       61,741              --              --


As of September 30, 2020, the components of distributable earnings on a tax basis for each Fund were as follows:


                                                                                                 Accumulated         Net
                                                                                Undistributed    Capital and     Unrealized
                                                                                  Ordinary          Other       Appreciation
                                                                                   Income        Gain (Loss)    (Depreciation)
                                                                                -------------   -------------   -------------
First Trust IPOX(R) Europe Equity Opportunities ETF                             $      21,077   $    (226,006)  $     527,174
First Trust Dow Jones International Internet ETF                                      (34,327)        (49,667)      6,448,840


G. INCOME TAXES

Each Fund intends to continue to qualify as a regulated investment company by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, which includes distributing substantially all of its net investment income and net realized gains to shareholders. Accordingly, no provision has been made for federal and state income taxes. However, due to the timing and amount of distributions, each Fund may be subject to an excise tax of
4% of the amount by which approximately 98% of each Fund's taxable income exceeds the distributions from such taxable income for the calendar year.

The Funds are subject to accounting standards that establish a minimum threshold for recognizing, and a system for measuring, the benefits of a tax position taken or expected to be taken in a tax return. Taxable years ended 2019 and 2020 remain open to federal and state audit. As of March 31, 2021, management has evaluated the application of these standards to the Funds, and has determined that no provision for income tax is required in the Funds' financial statements for uncertain tax positions.

Each Fund intends to utilize provisions of the federal income tax laws, which allow it to carry a realized capital loss forward indefinitely following the year of the loss and offset such loss against any future realized capital gains.
Each Fund is subject to certain limitations under U.S. tax rules on the use of capital loss carryforwards and net unrealized built-in losses. These limitations apply when there has been a 50% change in ownership. At September 30, 2020, for federal income tax purposes, each applicable Fund had a capital loss carryforward available that is shown in the table below, to the extent provided by regulations, to offset future capital gains. To the extent that these loss carryforwards are used to offset future capital gains, it is probable that the capital gains so offset will not be distributed to each applicable Fund's shareholders.


                                                                                  Non-Expiring
                                                                                  Capital Loss
                                                                                  Carryforward
                                                                                ----------------
First Trust IPOX(R) Europe Equity Opportunities ETF                             $        226,006
First Trust Dow Jones International Internet ETF                                          49,667



--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                      FIRST TRUST EXCHANGE-TRADED FUND II
                           MARCH 31, 2021 (UNAUDITED)

During the taxable year ended September 30, 2020, the following Fund utilized non-expiring capital loss carryforwards in the following amount:


                                                                                  Capital Loss
                                                                                 Carryforwards
                                                                                    Utilized
                                                                                ----------------
First Trust Dow Jones International Internet ETF                                $         32,509


Certain losses realized during the current fiscal year may be deferred and treated as occurring on the first day of the following fiscal year for federal income tax purposes. For the fiscal year ended September 30, 2020, the following
Fund incurred and elected to defer late year ordinary or capital losses as follows:


                                                                        Qualified Late Year Losses
                                                              ----------------------------------------------
                                                                Ordinary Losses              Capital Losses
                                                              -------------------           ----------------
First Trust Dow Jones International Internet ETF              $            34,327           $             --


H. EXPENSES

Expenses, other than the investment advisory fee and other excluded expenses, are paid by the Advisor (see Note 3). First Trust has entered into licensing agreements with each of the following "Licensors" for the respective Funds:


FUND                                                                            LICENSOR
First Trust IPOX(R) Europe Equity Opportunities ETF                             IPOX(R) Schuster LLC
First Trust Dow Jones International Internet ETF                                S&P Dow Jones Indices LLC


The respective license agreements allow for the use of each Fund's respective index and of certain trademarks and trade names of the respective Licensors. The
Funds are sub-licensees to the applicable license agreements. The Funds'
licensing fees are paid by First Trust from the unitary investment advisory fees it receives from each of the Funds.

3. INVESTMENT ADVISORY FEE, AFFILIATED TRANSACTIONS AND OTHER FEE ARRANGEMENTS

First Trust, the investment advisor to the Funds, is a limited partnership with one limited partner, Grace Partners of DuPage L.P., and one general partner, The
Charger Corporation. The Charger Corporation is an Illinois corporation controlled by James A. Bowen, Chief Executive Officer of First Trust. First
Trust is responsible for the selection and ongoing monitoring of the securities in each Fund's portfolio, managing the Funds' business affairs and providing certain administrative services necessary for the management of the Funds.

Pursuant to the Investment Management Agreement between the Trust and the
Advisor, First Trust manages the investment of the Funds' assets and is responsible for the expenses of each Fund including the cost of transfer agency, custody, fund administration, legal, audit and other services and license fees
(if any), but excluding fee payments under the Investment Management Agreement, interest, taxes, acquired fund fees and expenses, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution and service fees payable pursuant to a Rule 12b-1 plan, if any, and extraordinary expenses, which are paid by each respective Fund. FPXE and FDNI have each agreed to pay First Trust an annual unitary management fee equal to
0.70% and 0.65% of its average daily net assets, respectively.

The Trust has multiple service agreements with The Bank of New York Mellon
("BNYM"). Under the service agreements, BNYM performs custodial, fund accounting, certain administrative services, and transfer agency services for each Fund. As custodian, BNYM is responsible for custody of each Fund's assets.
As fund accountant and administrator, BNYM is responsible for maintaining the books and records of each Fund's securities and cash. As transfer agent, BNYM is responsible for maintaining shareholder records for each Fund. BNYM is a subsidiary of The Bank of New York Mellon Corporation, a financial holding company.

Each Trustee who is not an officer or employee of First Trust, any sub-advisor or any of their affiliates ("Independent Trustees") is paid a fixed annual retainer that is allocated equally among each fund in the First Trust Fund
Complex. Each Independent Trustee is also paid an annual per fund fee that varies based on whether the fund is a closed-end or other actively managed fund, a defined-outcome fund or is an index fund.

Additionally, the Lead Independent Trustee and the Chairmen of the Audit
Committee, Nominating and Governance Committee and Valuation Committee are paid annual fees to serve in such capacities, with such compensation allocated pro rata among each fund in the First Trust Fund Complex based on net assets.
Independent Trustees are reimbursed for travel and out-of-pocket expenses in connection with all meetings. The Lead Independent Trustee and Committee
Chairmen rotate every three years. The officers and "Interested" Trustee receive no compensation from the Trust for acting in such capacities.

                                                                         Page 23


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NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                      FIRST TRUST EXCHANGE-TRADED FUND II
                           MARCH 31, 2021 (UNAUDITED)

                      4. PURCHASES AND SALES OF SECURITIES

For the six months ended March 31, 2021, the cost of purchases and proceeds from sales of investments for each Fund, excluding short-term investments and in-kind transactions, were as follows:


                                                                                   Purchases          Sales
                                                                                ----------------  --------------
First Trust IPOX(R) Europe Equity Opportunities ETF                             $      2,267,582  $    2,290,095
First Trust Dow Jones International Internet ETF                                      26,580,298       9,737,164


For the six months ended March 31, 2021, the cost of in-kind purchases and proceeds from in-kind sales for each Fund were as follows:


                                                                                   Purchases          Sales
                                                                                ----------------  --------------
First Trust IPOX(R) Europe Equity Opportunities ETF                             $      4,455,787  $    1,418,587
First Trust Dow Jones International Internet ETF                                      61,424,873       9,003,154


                 5. CREATIONS, REDEMPTIONS AND TRANSACTION FEES

Each Fund generally issues and redeems its shares in primary market transactions through a creation and redemption mechanism and does not sell or redeem individual shares. Instead, financial entities known as "Authorized
Participants" have contractual arrangements with a Fund or one of the Fund's service providers to purchase and redeem Fund shares directly with the Fund in large blocks of shares known as "Creation Units." Prior to the start of trading on every business day, a Fund publishes through the National Securities Clearing
Corporation ("NSCC") the "basket" of securities, cash or other assets that it will accept in exchange for a Creation Unit of the Fund's shares. An Authorized
Participant that wishes to effectuate a creation of a Fund's shares deposits with the Fund the "basket" of securities, cash or other assets identified by the
Fund that day, and then receives the Creation Unit of the Fund's shares in return for those assets. After purchasing a Creation Unit, the Authorized
Participant may continue to hold the Fund's shares or sell them in the secondary market. The redemption process is the reverse of the purchase process: the
Authorized Participant redeems a Creation Unit of a Fund's shares for a basket of securities, cash or other assets. The combination of the creation and redemption process with secondary market trading in a Fund's shares and underlying securities provides arbitrage opportunities that are designed to help keep the market price of a Fund's shares at or close to the NAV per share of the
Fund.

Each Fund imposes fees in connection with the purchase of Creation Units. These fees may vary based upon various fact-based circumstances, including, but not limited to, the composition of the securities included in the Creation Unit or the countries in which the transactions are settled. The price for each Creation
Unit will equal the daily NAV per share of a Fund times the number of shares in a Creation Unit, plus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees, stamp taxes and part or all of the spread between the expected bid and offer side of the market related to the securities comprising the creation basket.

Each Fund also imposes fees in connection with the redemption of Creation Units.
These fees may vary based upon various fact-based circumstances, including, but not limited to, the composition of the securities included in the Creation Unit or the countries in which the transactions are settled. The price received for each Creation Unit will equal the daily NAV per share of a Fund times the number of shares in a Creation Unit, minus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees, stamp taxes and part or all of the spread between the expected bid and offer side of the market related to the securities comprising the redemption basket. Investors who use the services of a broker or other such intermediary in addition to an Authorized
Participant to effect a redemption of a Creation Unit may also be assessed an amount to cover the cost of such services. The redemption fee charged by a Fund will comply with Rule 22c-2 of the 1940 Act which limits redemption fees to no more than 2% of the value of the shares redeemed.

                              6. DISTRIBUTION PLAN

The Board of Trustees adopted a Distribution and Service Plan pursuant to Rule
12b-1 under the 1940 Act. In accordance with the Rule 12b-1 plan, the Funds are authorized to pay an amount up to 0.25% of their average daily net assets each year to reimburse First Trust Portfolios L.P. ("FTP"), the distributor of the
Funds, for amounts expended to finance activities primarily intended to result in the sale of Creation Units or the provision of investor services. FTP may also use this amount to compensate securities dealers or other persons that are
Authorized Participants for providing distribution assistance, including broker-dealer and shareholder support and educational and promotional services.

No 12b-1 fees are currently paid by the Funds, and pursuant to a contractual arrangement, no 12b-1 fees will be paid any time before January 31, 2022.


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NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                      FIRST TRUST EXCHANGE-TRADED FUND II
                           MARCH 31, 2021 (UNAUDITED)

                               7. INDEMNIFICATION

The Trust, on behalf of the Funds, has a variety of indemnification obligations under contracts with its service providers. The Trust's maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

                              8. SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued, and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements that have not already been disclosed.

                                                                         Page 25

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ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

                      FIRST TRUST EXCHANGE-TRADED FUND II
                           MARCH 31, 2021 (UNAUDITED)

                      PROXY VOTING POLICIES AND PROCEDURES

A description of the policies and procedures that the Trust uses to determine how to vote proxies and information on how each Fund voted proxies relating to its portfolio securities during the most recent 12-month period ended June 30 is available (1) without charge, upon request, by calling (800) 988-5891; (2) on each Fund's website at www.ftportfolios.com; and (3) on the Securities and
Exchange Commission's ("SEC") website at www.sec.gov.

                               PORTFOLIO HOLDINGS

Each Fund files portfolio holdings information for each month in a fiscal quarter within 60 days after the end of the relevant fiscal quarter on Form
N-PORT. Portfolio holdings information for the third month of each fiscal quarter will be publicly available on the SEC's website at www.sec.gov. Each
Fund's complete schedule of portfolio holdings for the second and fourth quarters of each fiscal year is included in the semi-annual and annual reports to shareholders, respectively, and is filed with the SEC on Form N-CSR. The semi-annual and annual report for each Fund is available to investors within 60 days after the period to which it relates. Each Fund's Forms N-PORT and Forms
N-CSR are available on the SEC's website listed above.

                              RISK CONSIDERATIONS

RISKS ARE INHERENT IN ALL INVESTING. CERTAIN GENERAL RISKS THAT MAY BE
APPLICABLE TO A FUND ARE IDENTIFIED BELOW, BUT NOT ALL OF THE MATERIAL RISKS
RELEVANT TO EACH FUND ARE INCLUDED IN THIS REPORT AND NOT ALL OF THE RISKS BELOW
APPLY TO EACH FUND. THE MATERIAL RISKS OF INVESTING IN EACH FUND ARE SPELLED OUT
IN ITS PROSPECTUS, STATEMENT OF ADDITIONAL INFORMATION AND OTHER REGULATORY
FILINGS. BEFORE INVESTING, YOU SHOULD CONSIDER EACH FUND'S INVESTMENT OBJECTIVE,
RISKS, CHARGES AND EXPENSES, AND READ EACH FUND'S PROSPECTUS AND STATEMENT OF
ADDITIONAL INFORMATION CAREFULLY. YOU CAN DOWNLOAD EACH FUND'S PROSPECTUS AT
WWW.FTPORTFOLIOS.COM OR CONTACT FIRST TRUST PORTFOLIOS L.P. AT (800) 621-1675 TO
REQUEST A PROSPECTUS, WHICH CONTAINS THIS AND OTHER INFORMATION ABOUT EACH FUND.

CONCENTRATION RISK. To the extent that a fund is able to invest a large percentage of its assets in a single asset class or the securities of issuers within the same country, state, region, industry or sector, an adverse economic, business or political development may affect the value of the fund's investments more than if the fund were more broadly diversified. A fund that tracks an index will be concentrated to the extent the fund's corresponding index is concentrated. A concentration makes a fund more susceptible to any single occurrence and may subject the fund to greater market risk than a fund that is not concentrated.

CREDIT RISK. Credit risk is the risk that an issuer of a security will be unable or unwilling to make dividend, interest and/or principal payments when due and the related risk that the value of a security may decline because of concerns about the issuer's ability to make such payments.

CYBER SECURITY RISK. The funds are susceptible to potential operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause a fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause a fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. In addition, cyber security breaches of a fund's third-party service providers, such as its administrator, transfer agent, custodian, or sub-advisor, as applicable, or issuers in which the fund invests, can also subject a fund to many of the same risks associated with direct cyber security breaches.

DERIVATIVES RISK. To the extent a fund uses derivative instruments such as futures contracts, options contracts and swaps, the fund may experience losses because of adverse movements in the price or value of the underlying asset, index or rate, which may be magnified by certain features of the derivative.
These risks are heightened when a fund's portfolio managers use derivatives to enhance the fund's return or as a substitute for a position or security, rather than solely to hedge (or offset) the risk of a position or security held by the fund.

EQUITY SECURITIES RISK. To the extent a fund invests in equity securities, the value of the fund's shares will fluctuate with changes in the value of the equity securities. Equity securities prices fluctuate for several reasons, including changes in investors' perceptions of the financial condition of an issuer or the general condition of the relevant stock market, such as market volatility, or when political or economic events affecting the issuers occur. In addition, common stock prices may be particularly sensitive to rising interest rates, as the cost of capital rises and borrowing costs increase. Equity securities may decline significantly in price over short or extended periods of time, and such declines may occur in the equity market as a whole, or they may occur in only a particular country, company, industry or sector of the market.

ETF RISK. The shares of an ETF trade like common stock and represent an interest in a portfolio of securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities, although lack of liquidity in an ETF could result in it being more volatile and ETFs have management fees that increase their costs. Shares of an ETF trade on an exchange at market prices rather than net asset value, which may cause the shares to trade at a price greater than net asset value (premium) or less than net asset value (discount).
In times of market stress, decisions by market makers to reduce or step away


--------------------------------------------------------------------------------
ADDITIONAL INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

                      FIRST TRUST EXCHANGE-TRADED FUND II
                           MARCH 31, 2021 (UNAUDITED)

from their role of providing a market for an ETF's shares, or decisions by an
ETF's authorized participants that they are unable or unwilling to proceed with creation and/or redemption orders of an ETF's shares, could result in shares of the ETF trading at a discount to net asset value and in greater than normal intraday bid-ask spreads.

FIXED INCOME SECURITIES RISK. To the extent a fund invests in fixed income securities, the fund will be subject to credit risk, income risk, interest rate risk, liquidity risk and prepayment risk. Income risk is the risk that income from a fund's fixed income investments could decline during periods of falling interest rates. Interest rate risk is the risk that the value of a fund's fixed income securities will decline because of rising interest rates. Liquidity risk is the risk that a security cannot be purchased or sold at the time desired, or cannot be purchased or sold without adversely affecting the price. Prepayment risk is the risk that the securities will be redeemed or prepaid by the issuer, resulting in lower interest payments received by the fund. In addition to these risks, high yield securities, or "junk" bonds, are subject to greater market fluctuations and risk of loss than securities with higher ratings, and the market for high yield securities is generally smaller and less liquid than that for investment grade securities.

INDEX CONSTITUENT RISK. Certain funds may be a constituent of one or more indices. As a result, such a fund may be included in one or more index-tracking exchange-traded funds or mutual funds. Being a component security of such a vehicle could greatly affect the trading activity involving a fund, the size of the fund and the market volatility of the fund. Inclusion in an index could significantly increase demand for the fund and removal from an index could result in outsized selling activity in a relatively short period of time. As a result, a fund's net asset value could be negatively impacted and the fund's market price may be significantly below its net asset value during certain periods.

INDEX PROVIDER RISK. To the extent a fund seeks to track an index, it is subject to Index Provider Risk. There is no assurance that the Index Provider will compile the Index accurately, or that the Index will be determined, maintained, constructed, reconstituted, rebalanced, composed, calculated or disseminated accurately. To correct any such error, the Index Provider may carry out an unscheduled rebalance or other modification of the Index constituents or weightings, which may increase the fund's costs. The Index Provider does not provide any representation or warranty in relation to the quality, accuracy or completeness of data in the Index, and it does not guarantee that the Index will be calculated in accordance with its stated methodology. Losses or costs associated with any Index Provider errors generally will be borne by the fund and its shareholders.

INVESTMENT COMPANIES RISK. To the extent a fund invests in the securities of other investment vehicles, the fund will incur additional fees and expenses that would not be present in a direct investment in those investment vehicles.
Furthermore, the fund's investment performance and risks are directly related to the investment performance and risks of the investment vehicles in which the fund invests.

LIBOR RISK. To the extent a fund invests in floating or variable rate obligations that use the London Interbank Offered Rate ("LIBOR") as a reference interest rate, it is subject to LIBOR Risk. The United Kingdom's Financial
Conduct Authority, which regulates LIBOR, will cease making LIBOR available as a reference rate over a phase-out period that will begin immediately after
December 31, 2021. The unavailability or replacement of LIBOR may affect the value, liquidity or return on certain fund investments and may result in costs incurred in connection with closing out positions and entering into new trades.
Any potential effects of the transition away from LIBOR on the fund or on certain instruments in which the fund invests can be difficult to ascertain, and they may vary depending on a variety of factors, and they could result in losses to the fund.

MANAGEMENT RISK. To the extent that a fund is actively managed, it is subject to management risk. In managing an actively-managed fund's investment portfolio, the fund's portfolio managers will apply investment techniques and risk analyses that may not have the desired result. There can be no guarantee that a fund will meet its investment objective.

MARKET RISK. Securities held by a fund, as well as shares of a fund itself, are subject to market fluctuations caused by factors such as general economic conditions, political events, regulatory or market developments, changes in interest rates and perceived trends in securities prices. Shares of a fund could decline in value or underperform other investments as a result of the risk of loss associated with these market fluctuations. In addition, local, regional or global events such as war, acts of terrorism, spread of infectious diseases or other public health issues, recessions, or other events could have a significant negative impact on a fund and its investments. Such events may affect certain geographic regions, countries, sectors and industries more significantly than others. The outbreak of the respiratory disease designated as COVID-19 in
December 2019 has caused significant volatility and declines in global financial markets, which have caused losses for investors. The COVID-19 pandemic may last for an extended period of time and will continue to impact the economy for the foreseeable future.

NON-U.S. SECURITIES RISK. To the extent a fund invests in non-U.S. securities, it is subject to additional risks not associated with securities of domestic issuers. Non-U.S. securities are subject to higher volatility than securities of domestic issuers due to: possible adverse political, social or economic developments; restrictions on foreign investment or exchange of securities; lack of liquidity; currency exchange rates; excessive taxation; government seizure of assets; different legal or accounting standards; and less government supervision and regulation of exchanges in foreign countries. Investments in non-U.S.

                                                                         Page 27

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ADDITIONAL INFORMATION (CONTINUED)
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                      FIRST TRUST EXCHANGE-TRADED FUND II
                           MARCH 31, 2021 (UNAUDITED)

securities may involve higher costs than investments in U.S. securities, including higher transaction and custody costs, as well as additional taxes imposed by non-U.S. governments. These risks may be heightened for securities of companies located, or with significant operations, in emerging market countries.

OPERATIONAL RISK. Each fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of a fund's service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. Although the funds and the Advisor seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.

PASSIVE INVESTMENT RISK. To the extent a fund seeks to track an index, the fund will invest in the securities included in, or representative of, the index regardless of their investment merit. A fund generally will not attempt to take defensive positions in declining markets.

        NOT FDIC INSURED        NOT BANK GUARANTEED      MAY LOSE VALUE

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FIRST TRUST

First Trust Exchange-Traded Fund II

INVESTMENT ADVISOR
First Trust Advisors L.P.
120 East Liberty Drive, Suite 400
Wheaton, IL 60187

ADMINISTRATOR, CUSTODIAN,
FUND ACCOUNTANT &
TRANSFER AGENT
The Bank of New York Mellon
240 Greenwich Street
New York, NY 10286

INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
Deloitte & Touche LLP
111 S. Wacker Drive
Chicago, IL 60606

LEGAL COUNSEL
Chapman and Cutler LLP
111 W. Monroe Street
Chicago, IL 60603

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Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

(a)	Schedules of Investments in securities of unaffiliated issuers as of the close of the reporting period are included as part of the report to shareholders filed under Item 1 of this form.
(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.  Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)	The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3 (c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15 (b)).
(b)	There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

(a)	Not applicable.
(b)	Not applicable.

Item 13. Exhibits.

(a)(1)	Not applicable.
(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.
(a)(3)	Not applicable.
(a)(4)	Not applicable.
(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	First Trust Exchange-Traded Fund II
By (Signature and Title)*	/s/ James M. Dykas
James M. Dykas, President and Chief Executive Officer (principal executive officer)
Date:	June 7, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ James M. Dykas
James M. Dykas, President and Chief Executive Officer (principal executive officer)
Date:	June 7, 2021
By (Signature and Title)*	/s/ Donald P. Swade
Donald P. Swade, Treasurer, Chief Financial Officer and Chief Accounting Officer (principal financial officer)
Date:	June 7, 2021